UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Conservative Income Bond

Fund

Fidelity Conservative Income Bond

Fund

Institutional Class

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Conservative Income Bond	.40%
Actual		$ 1,000.00	$ 1,000.70	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.30%
Actual		$ 1,000.00	$ 1,001.20	$ 1.49
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of Fund's investments 2/28/15	% of Fund's investments 8/31/14
0 - 30	32.9	31.3
31 - 90	14.1	17.3
91 - 180	5.0	7.5
181 - 397	13.4	10.0
> 397	34.6	33.9

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and permissible maturity shortening features other than interest rates.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	0.7	0.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	0.2	0.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Corporate Bonds 67.7%		Corporate Bonds 52.7%
	Municipal Securities 9.2%		Municipal Securities 20.0%
	Certificates of Deposit 6.7%		Certificates of Deposit 8.8%
	Commercial Paper 2.4%		Commercial Paper 6.7%
	Cash and Cash Equivalents 17.7%		Cash and Cash Equivalents 13.3%
	Net Other Assets (Liabilities)† (3.7)%		Net Other Assets (Liabilities)† (1.5)%
* Foreign investments	36.5%	** Foreign investments	26.3%

† Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 67.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Daimler Finance North America LLC:
0.6816% 3/2/18 (b)(c)	$ 20,000,000	$ 19,994,080
0.9346% 8/1/16 (b)(c)	10,995,000	11,055,264
1.65% 4/10/15 (b)	5,000,000	5,006,265
Volkswagen Group of America Finance LLC 0.6315% 5/23/17 (b)(c)	5,000,000	4,999,550
		41,055,159
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 0.7062% 5/18/16 (c)	2,620,000	2,624,237
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
BP Capital Markets PLC 0.5851% 11/6/15 (c)	20,000,000	20,024,780
Enbridge, Inc. 0.6836% 6/2/17 (c)	12,465,000	12,264,388
Total Capital Canada Ltd. 0.6333% 1/15/16 (c)	15,000,000	15,043,380
TransCanada PipeLines Ltd. 0.9366% 6/30/16 (c)	14,084,000	14,130,393
		61,462,941
FINANCIALS - 59.8%
Banks - 50.0%
ABN AMRO Bank N.V. Amsterdam BRH 0.6454% 6/6/16 (b)(c)	47,100,000	47,047,013
ABN AMRO Bank NV:
1.0561% 10/28/16 (b)(c)	59,627,000	60,028,290
1.375% 1/22/16 (b)	19,730,000	19,814,050
American Express Bank FSB 0.4717% 6/12/17 (c)	4,500,000	4,488,858
Bank of America Corp.:
0.5128% 10/14/16 (c)	11,470,000	11,426,047
0.8716% 8/25/17 (c)	18,000,000	17,972,334
1.0671% 3/22/16 (c)	51,140,000	51,338,219
1.25% 1/11/16	7,419,000	7,438,697
1.5% 10/9/15	33,073,000	33,193,055
3.7% 9/1/15	13,000,000	13,185,302
4.75% 8/1/15	25,000,000	25,416,850
Bank of America NA:
0.6761% 5/8/17 (c)	5,000,000	4,988,850
0.7271% 11/14/16 (c)	24,025,000	24,011,882
Bank of Montreal 0.7089% 9/11/15 (c)	30,290,000	30,355,245
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of Nova Scotia:
0.6606% 12/13/16 (c)	$ 7,805,000	$ 7,827,010
0.75% 10/9/15	29,000,000	29,044,892
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.8152% 3/5/18 (b)(c)	10,000,000	10,005,930
0.5454% 9/8/17 (b)(c)	5,000,000	4,982,575
0.7111% 2/26/16 (b)(c)	47,000,000	47,061,570
0.8456% 9/9/16 (b)(c)	3,000,000	3,007,668
Banque Federative du Credit Mutuel SA:
1.1061% 10/28/16 (b)(c)	76,585,000	77,172,790
1.1066% 1/20/17 (b)(c)	48,200,000	48,512,866
Barclays Bank PLC:
3.9% 4/7/15	26,950,000	27,043,463
5% 9/22/16	34,000,000	36,031,194
BB&T Corp. 3.2% 3/15/16	6,421,000	6,571,290
BNP Paribas SA 0.8299% 12/12/16 (c)	39,273,000	39,418,114
BPCE SA:
0.8262% 11/18/16 (c)	12,900,000	12,925,116
1.1056% 2/10/17 (c)	25,000,000	25,185,550
1.5061% 4/25/16 (c)	124,600,000	125,870,672
Branch Banking & Trust Co. 0.6636% 12/1/16 (c)	10,000,000	10,013,140
Canadian Imperial Bank of Commerce 1.35% 7/18/16	9,000,000	9,066,573
Capital One Bank NA 0.7581% 2/13/17 (c)	12,000,000	11,999,520
Capital One NA:
0.6971% 3/22/16 (c)	10,000,000	10,009,500
0.9351% 2/5/18 (c)	14,575,000	14,604,106
Citigroup, Inc.:
0.9371% 11/15/16 (c)	18,000,000	18,083,106
1.0452% 4/1/16 (c)	58,049,000	58,242,187
1.2161% 7/25/16 (c)	35,000,000	35,217,735
1.25% 1/15/16	29,095,000	29,201,255
1.3% 4/1/16	3,000,000	3,008,736
2.25% 8/7/15	32,500,000	32,711,770
4.587% 12/15/15	10,000,000	10,292,890
Commonwealth Bank of Australia:
0.7471% 9/20/16 (b)(c)	17,000,000	17,067,881
1.0426% 9/18/15 (b)(c)	30,000,000	30,122,730
Credit Agricole SA:
1.1056% 10/3/16 (b)(c)	10,000,000	10,062,690
1.4133% 4/15/16 (b)(c)	29,580,000	29,813,445
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Credit Agricole SA: - continued
1.625% 4/15/16 (b)	$ 5,250,000	$ 5,284,970
Credit Suisse New York Branch:
0.5389% 3/11/16 (c)	25,000,000	24,999,850
0.7511% 5/26/17 (c)	15,000,000	15,000,000
Fifth Third Bancorp 3.625% 1/25/16	10,000,000	10,239,430
Fifth Third Bank:
0.7662% 11/18/16 (c)	15,000,000	15,060,405
0.9% 2/26/16	30,295,000	30,301,271
HSBC U.S.A., Inc. 0.7152% 3/3/17 (c)	30,000,000	30,000,000
ING Bank NV:
0.5956% 1/4/16 (b)(c)	46,850,000	46,837,397
1.1854% 3/7/16 (b)(c)	41,934,000	42,195,249
1.8946% 9/25/15 (b)(c)	27,832,000	28,050,871
2% 9/25/15 (b)	7,650,000	7,709,295
4% 3/15/16 (b)	3,000,000	3,090,492
Intesa Sanpaolo SpA 3.125% 1/15/16	18,375,000	18,664,259
JPMorgan Chase & Co.:
2.6% 1/15/16	20,140,000	20,453,298
3.4% 6/24/15	36,896,000	37,220,722
3.45% 3/1/16	42,000,000	43,076,460
KeyBank NA 0.7516% 11/25/16 (c)	24,307,000	24,376,712
Manufacturers & Traders Trust Co. 0.5354% 3/7/16 (c)	24,780,000	24,785,006
MUFG Union Bank NA 1.0046% 9/26/16 (c)	25,070,000	25,198,183
PNC Bank NA 0.5726% 4/29/16 (c)	31,015,000	31,012,333
PNC Funding Corp. 4.25% 9/21/15	7,267,000	7,408,968
Royal Bank of Canada:
0.5075% 2/3/17 (c)	30,000,000	29,993,700
0.5871% 1/23/17 (c)	4,000,000	4,006,640
0.6956% 9/9/16 (c)	15,000,000	15,056,535
Royal Bank of Scotland Group PLC:
1.1966% 3/31/17 (c)	9,755,000	9,784,723
2.55% 9/18/15	35,000,000	35,312,515
Royal Bank of Scotland PLC 3.95% 9/21/15	25,000,000	25,424,775
Societe Generale 3.1% 9/14/15 (b)	16,272,000	16,468,728
Sumitomo Mitsui Banking Corp.:
0.6841% 1/10/17 (c)	7,000,000	7,003,710
0.8336% 1/16/18 (c)	20,000,000	20,054,700
0.9226% 7/19/16 (c)	15,000,000	15,059,670
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Sumitomo Mitsui Trust Bank Ltd. 1.0226% 9/16/16 (b)(c)	$ 5,000,000	$ 5,026,650
The Toronto Dominion Bank 0.6956% 9/9/16 (c)	20,000,000	20,081,420
Wells Fargo & Co.:
0.7866% 7/20/16 (c)	5,000,000	5,017,215
1.1746% 6/26/15 (c)	19,593,000	19,646,763
Wells Fargo Bank NA 0.5366% 7/20/15 (c)	15,000,000	15,014,130
Westpac Banking Corp.:
0.6036% 12/1/17 (c)	10,000,000	10,024,480
1.0146% 9/25/15 (c)	50,000,000	50,203,150
		1,975,027,331
Capital Markets - 6.3%
Deutsche Bank AG London Branch:
0.7309% 5/30/17 (c)	29,005,000	29,005,000
0.8681% 2/13/17 (c)	41,195,000	41,311,582
3.45% 3/30/15	45,000,000	45,097,380
JPMorgan Chase & Co.:
0.7771% 2/15/17 (c)	16,400,000	16,430,980
0.8% 4/23/15	16,000,000	16,004,128
0.8811% 2/26/16 (c)	10,000,000	10,028,910
0.9133% 10/15/15 (c)	20,000,000	20,057,800
1.1% 10/15/15	8,515,000	8,538,084
1.125% 2/26/16	8,906,000	8,928,799
1.875% 3/20/15	10,000,000	10,006,920
Morgan Stanley:
0.7066% 10/18/16 (c)	8,802,000	8,790,865
1.0067% 1/5/18 (c)	22,630,000	22,661,591
1.5116% 2/25/16 (c)	5,400,000	5,445,976
4% 7/24/15	5,000,000	5,066,325
		247,374,340
Consumer Finance - 3.2%
American Express Credit Corp.:
0.5471% 9/22/17 (c)	3,968,000	3,956,909
0.7081% 11/13/15 (c)	20,000,000	20,039,140
0.7626% 7/29/16 (c)	10,000,000	10,029,300
1.3399% 6/12/15 (c)	15,000,000	15,043,110
2.75% 9/15/15	45,852,000	46,399,931
Capital One Financial Corp. 0.8951% 11/6/15 (c)	5,000,000	5,011,820
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Caterpillar Financial Services Corp. 0.5011% 2/26/16 (c)	$ 7,283,000	$ 7,292,949
General Electric Capital Corp.:
0.8511% 1/8/16 (c)	5,271,000	5,296,127
0.9021% 7/12/16 (c)	15,000,000	15,089,265
		128,158,551
Diversified Financial Services - 0.2%
Berkshire Hathaway Finance Corp. 0.5533% 1/12/18 (c)	10,000,000	10,011,200
Insurance - 0.1%
Metropolitan Life Global Funding I 0.7833% 7/15/16 (b)(c)	5,000,000	5,026,560
TOTAL FINANCIALS		2,365,597,982
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
AbbVie, Inc. 1.0151% 11/6/15 (c)	12,000,000	12,041,964
INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment & Components - 0.6%
Tyco Electronics Group SA 0.4526% 1/29/16 (c)	25,000,000	24,995,600
IT Services - 0.8%
The Western Union Co.:
1.2615% 8/21/15 (c)	15,000,000	15,038,835
5.93% 10/1/16	13,200,000	14,122,363
		29,161,198
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett-Packard Co. 2.2% 12/1/15	13,000,000	13,138,060
TOTAL INFORMATION TECHNOLOGY		67,294,858
MATERIALS - 1.1%
Metals & Mining - 1.1%
Rio Tinto Finance (U.S.A.) PLC:
0.7954% 6/19/15 (c)	35,000,000	35,020,510
1.0826% 6/17/16 (c)	9,500,000	9,523,085
		44,543,595
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
0.6431% 2/12/16 (c)	$ 2,031,000	$ 2,031,225
0.9% 2/12/16	11,042,000	11,040,807
Verizon Communications, Inc.:
0.6356% 6/9/17 (c)	10,000,000	9,995,450
1.7706% 9/15/16 (c)	40,000,000	40,687,320
		63,754,802
UTILITIES - 0.5%
Electric Utilities - 0.5%
Duke Energy Corp. 2.15% 11/15/16	18,285,000	18,645,123
TOTAL NONCONVERTIBLE BONDS (Cost $2,673,662,864)		2,677,020,661
Municipal Securities - 9.2%

Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.23% 3/6/15, VRDN (c)(d)	200,000	200,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.23% 3/6/15, VRDN (c)(d)	23,160,000	23,160,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 0.24% 3/6/15, LOC SunTrust Banks, Inc., VRDN (c)(d)	5,525,000	5,525,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.25% 3/6/15, VRDN (c)(d)	9,950,000	9,950,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.36% 3/5/15, LOC Societe Generale, VRDN (c)(d)	1,425,000	1,425,000
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.23% 3/6/15, VRDN (c)(d)	3,000,000	3,000,000
New York City Gen. Oblig. Series 2008 J, 0.3% 3/6/15 (Liquidity Facility Dexia Cr. Local SA), VRDN (c)	38,240,000	38,240,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series ROC II R 11711, 0.22% 3/6/15 (Liquidity Facility Citibank NA) (c)(e)	23,300,000	23,300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.09% 3/2/15, VRDN (c)	50,375,000	50,375,000
Series 2004, 0.11% 3/6/15, VRDN (c)(d)	15,130,000	15,130,000
Series 2009 B, 0.09% 3/2/15, VRDN (c)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.): - continued
Series 2009 C, 0.09% 3/2/15, VRDN (c)	$ 10,700,000	$ 10,700,000
Series 2010 B, 0.09% 3/2/15, VRDN (c)	30,815,000	30,815,000
Series 2010 C, 0.09% 3/2/15, VRDN (c)	66,600,000	66,600,000
Series 2010 D, 0.09% 3/2/15, VRDN (c)	10,000,000	10,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 3/6/15, VRDN (c)	11,550,000	11,550,000
Series 2010 B1, 0.19% 3/6/15, VRDN (c)	47,100,000	47,100,000
Stanton County Indl. Dev. Rev. Series 1998, 0.23% 3/6/15, VRDN (c)(d)	1,200,000	1,200,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series MS 3354, 0.22% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)	12,855,000	12,855,000
TOTAL MUNICIPAL SECURITIES (Cost $363,425,000)		363,425,000
Certificates of Deposit - 6.7%

Bank of Nova Scotia yankee 0.6789% 9/11/15 (c)	15,000,000	15,028,365
Barclays Bank PLC yankee 0.6051% 11/6/15 (c)	30,000,000	29,994,420
Credit Agricole CIB yankee 0.54% 5/1/15	50,000,000	50,026,145
Credit Suisse yankee:
0.4949% 12/1/15 (c)	50,000,000	49,992,550
0.5849% 6/6/16 (c)	30,000,000	29,992,470
Deutsche Bank yankee 0.5551% 5/5/15 (c)	50,000,000	49,994,800
Sumitomo Mitsui Banking Corp. yankee 0.6552% 4/1/15 (c)	40,000,000	40,006,640
TOTAL CERTIFICATES OF DEPOSIT (Cost $264,997,011)		265,035,390
Commercial Paper - 2.4%

Atlantic Asset Securitization Corp. 0.16% 3/18/15	29,000,000	28,997,857
Manhattan Asset Funding Co. LLC yankee:
0.17% 3/16/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	20,000,000	19,998,488
Commercial Paper - continued
	Principal Amount	Value
Manhattan Asset Funding Co. LLC yankee: - continued
0.17% 3/19/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	$ 15,000,000	$ 14,998,667
Sumitomo Mitsui Banking Corp. yankee 0.16% 4/2/15	30,000,000	29,994,834
TOTAL COMMERCIAL PAPER (Cost $93,991,113)		93,989,846
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $344,906,170)	344,906,170	344,906,170
Cash Equivalents - 9.0%
	Maturity Amount
Repurchase Agreements:
With:
Credit Suisse Securities (U.S.A.) LLC at 0.8%, dated:
1/6/15 due 7/6/15 (Collateralized by Corporate Obligations valued at $21,628,219, 5% - 7.75%, 11/15/19 - 1/15/25)	$ 20,080,444	20,014,200
2/27/15 due 8/26/15 (Collateralized by Corporate Obligations valued at $52,503,417 0.55% - 1.96%, 10/20/17 - 6/15/45)	50,200,000	50,000,000
Mizuho Securities U.S.A., Inc. at 1.4%, dated:
8/12/14 due 3/12/15 (Collateralized by Corporate Obligations valued at $70,706,510 0.23% - 10.75%, 11/6/16 - 4/25/45)	65,535,889	65,015,600
10/15/14 due 4/13/15 (Collateralized by Corporate Obligations valued at $65,147,760 0.27% - 1.36%, 2/25/35 - 9/25/41)	60,420,000	60,046,800
2/26/15 due 8/25/15 (Collateralized by Corporate Obligations valued at $37,805,881 0.36% - 0.92%, 9/25/35 - 12/25/46)	35,245,000	35,000,000
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Morgan Stanley & Co., Inc. at 0.92%, dated:
6/6/14 due 3/2/15 (Collateralized by U.S. Government Obligations valued at $30,816,841, 0.09% - 12%, 3/25/15 - 2/1/45) (c)(f)	$ 30,206,234	$ 30,000,000
12/16/14 due 12/15/15 (Collateralized by Mortgage Loan Obligations valued at $99,951,689, 0% - 5.83%, 9/20/17 - 3/29/51) (c)(f)	95,876,232	94,992,590
TOTAL CASH EQUIVALENTS (Cost $355,000,000)		355,069,190
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $4,095,982,158)		4,099,446,257
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(146,067,074)
NET ASSETS - 100%		$ 3,953,379,183
Security Type Abbreviations
VRDN	-	Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $605,444,869 or 15.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 124,898
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,677,020,661	$ -	$ 2,677,020,661	$ -
Municipal Securities	363,425,000	-	363,425,000	-
Certificates of Deposit	265,035,390	-	265,035,390	-
Commercial Paper	93,989,846	-	93,989,846	-
Money Market Funds	344,906,170	344,906,170	-	-
Cash Equivalents	355,069,190	-	355,069,190	-
Total Investments in Securities:	$ 4,099,446,257	$ 344,906,170	$ 3,754,540,087	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	63.5%
France	9.8%
Netherlands	6.5%
United Kingdom	4.9%
Canada	4.8%
Japan	3.6%
Germany	3.0%
Australia	2.8%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $355,069,190) - See accompanying schedule: Unaffiliated issuers (cost $3,751,075,988)	$ 3,754,540,087
Fidelity Central Funds (cost $344,906,170)	344,906,170
Total Investments (cost $4,095,982,158)		$ 4,099,446,257
Receivable for investments sold		28,113,003
Receivable for fund shares sold		5,528,415
Interest receivable		10,370,140
Distributions receivable from Fidelity Central Funds		30,510
Receivable from investment adviser for expense reductions		166,020
Total assets		4,143,654,345

Liabilities
Payable for investments purchased	$ 178,367,161
Payable for fund shares redeemed	10,516,204
Distributions payable	206,722
Accrued management fee	972,435
Other affiliated payables	212,640
Total liabilities		190,275,162

Net Assets		$ 3,953,379,183
Net Assets consist of:
Paid in capital		$ 3,949,987,455
Distributions in excess of net investment income		(9,205)
Accumulated undistributed net realized gain (loss) on investments		(63,166)
Net unrealized appreciation (depreciation) on investments		3,464,099
Net Assets		$ 3,953,379,183

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2015 (Unaudited)

Conservative Income Bond: Net Asset Value, offering price and redemption price per share ($1,180,602,263 ÷ 117,688,385 shares)	$ 10.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,772,776,920 ÷ 276,403,406 shares)	$ 10.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 13,319,315
Income from Fidelity Central Funds		124,898
Total income		13,444,213

Expenses
Management fee	$ 5,821,563
Transfer agent fees	1,321,462
Independent trustees' compensation	8,281
Miscellaneous	2,676
Total expenses before reductions	7,153,982
Expense reductions	(657,274)	6,496,708
Net investment income (loss)		6,947,505
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(16,059)
Change in net unrealized appreciation (depreciation) on investment securities		(4,278,242)
Net gain (loss)		(4,294,301)
Net increase (decrease) in net assets resulting from operations		$ 2,653,204

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,947,505	$ 13,240,252
Net realized gain (loss)	(16,059)	823,789
Change in net unrealized appreciation (depreciation)	(4,278,242)	3,050,673
Net increase (decrease) in net assets resulting from operations	2,653,204	17,114,714
Distributions to shareholders from net investment income	(6,958,194)	(13,301,508)
Distributions to shareholders from net realized gain	(772,195)	(947,987)
Total distributions	(7,730,389)	(14,249,495)
Share transactions - net increase (decrease)	42,138,386	905,681,904
Total increase (decrease) in net assets	37,061,201	908,547,123

Net Assets
Beginning of period	3,916,317,982	3,007,770,859
End of period (including distributions in excess of net investment income of $9,205 and undistributed net investment income of $1,484, respectively)	$ 3,953,379,183	$ 3,916,317,982

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Conservative Income Bond

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.04	$ 10.03	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.015	.031	.057	.072	.017
Net realized and unrealized gain (loss)	(.008)	.004	.015	.037	(.011)
Total from investment operations	.007	.035	.072	.109	.006
Distributions from net investment income	(.015)	(.032)	(.058)	(.069)	(.016)
Distributions from net realized gain	(.002)	(.003)	(.004)	-	-
Total distributions	(.017)	(.035)	(.062)	(.069)	(.016)
Net asset value, end of period	$ 10.03	$ 10.04	$ 10.04	$ 10.03	$ 9.99
Total ReturnB, C	.07%	.35%	.72%	1.09%	.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.40%A	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%	.40%	.40%A
Net investment income (loss)	.29% A	.31%	.57%	.72%	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,180,602	$ 1,495,214	$ 1,412,589	$ 824,998	$ 313,082
Portfolio turnover rateF	33% A	66%	47%	31%	18% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.04	$ 10.03	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.020	.041	.067	.082	.022
Net realized and unrealized gain (loss)	(.008)	.004	.015	.037	(.011)
Total from investment operations	.012	.045	.082	.119	.011
Distributions from net investment income	(.020)	(.042)	(.068)	(.079)	(.021)
Distributions from net realized gain	(.002)	(.003)	(.004)	-	-
Total distributions	(.022)	(.045)	(.072)	(.079)	(.021)
Net asset value, end of period	$ 10.03	$ 10.04	$ 10.04	$ 10.03	$ 9.99
Total ReturnB, C	.12%	.45%	.82%	1.20%	.11%
Ratios to Average Net Assets E, H
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%A
Expenses net of fee waivers, if any	.30%A	.30%	.30%	.30%	.30%A
Expenses net of all reductions	.30%A	.30%	.30%	.30%	.30%A
Net investment income (loss)	.40% A	.41%	.67%	.82%	.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,772,777	$ 2,421,104	$ 1,595,181	$ 951,430	$ 211,344
Portfolio turnover rateF	33% A	66%	47%	31%	18% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

1. Organization.

Fidelity® Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond Class shares and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities, commercial paper certificates of deposit, and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,386,524
Gross unrealized depreciation	(922,426)
Net unrealized appreciation (depreciation) on securities	$ 3,464,098

Tax cost	$ 4,095,982,159

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $878,499,737 and $372,238,737, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Conservative Income Bond	$ 702,403.10
Institutional Class	619,059.05
	$ 1,321,462

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,653 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses exceeded .30% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced Institutional Class' expenses by $657,268.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $6.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Conservative Income Bond	$ 2,065,770	$ 4,828,274
Institutional Class	4,892,424	8,473,234
Total	$ 6,958,194	$ 13,301,508
From net realized gain
Conservative Income Bond	$ 292,640	$ 441,732
Institutional Class	479,555	506,255
Total	$ 772,195	$ 947,987

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Conservative Income Bond
Shares sold	29,906,985	107,791,369	$ 300,145,657	$ 1,082,294,053
Reinvestment of distributions	193,484	444,666	1,941,764	4,464,664
Shares redeemed	(61,267,051)	(100,124,165)	(614,736,707)	(1,005,328,059)
Net increase (decrease)	(31,166,582)	8,111,870	$ (312,649,286)	$ 81,430,658
Institutional Class
Shares sold	97,651,640	189,175,881	$ 979,707,772	$ 1,899,446,165
Reinvestment of distributions	444,150	727,294	4,457,090	7,302,407
Shares redeemed	(62,722,162)	(107,808,155)	(629,377,190)	(1,082,497,326)
Net increase (decrease)	35,373,628	82,095,020	$ 354,787,672	$ 824,251,246

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Conservative Income Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Conservative Income Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board further considered that FMR contractually agreed to reimburse Institutional Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.30% through October 30, 2014.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FCV-USAN-0415
1.924091.103

Spartan®

U.S. Bond Index

Fund

Investor Class

Fidelity Advantage® Class

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Investor Class	.22%
Actual		$ 1,000.00	$ 1,022.10	$ 1.10
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,022.70	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,022.90	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,023.00	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Class F	.05%
Actual		$ 1,000.00	$ 1,023.00	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 69.3%	U.S. Government and U.S. Government Agency Obligations 70.2%
AAA 4.9%	AAA 4.0%
AA 3.9%	AA 4.1%
A 10.3%	A 10.3%
BBB 12.1%	BBB 12.3%
BB and Below 0.2%	BB and Below 0.0%***
Not Rated 0.3%	Not Rated 0.3%
Short-Term Investments and Net Other Assets (1.0)%†	Short-Term Investments and Net Other Assets (1.2)%†

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	7.1	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	5.2	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Corporate Bonds 24.6%		Corporate Bonds 23.9%
	U.S. Government and U.S. Government Agency Obligations 69.3%		U.S. Government and U.S. Government Agency Obligations 70.2%
	Asset-Backed Securities 0.6%		Asset-Backed Securities 0.2%
	CMOs and Other Mortgage Related Securities 2.1%		CMOs and Other Mortgage Related Securities 2.1%
	Municipal Bonds 0.7%		Municipal Bonds 0.8%
	Other Investments 3.7%		Other Investments 4.0%
	Short-Term Investments and Net Other Assets (Liabilities) (1.0)%†		Short-Term Investments and Net Other Assets (Liabilities) (1.2)%†
* Foreign investments	8.4%	** Foreign investments	8.3%

†Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
***Amount represents less than 0.I%.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 7,650	$ 8,431
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,067
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,657
Massachusetts Institute of Technology 3.959% 7/1/38	4,725	5,034
Northwestern University 4.643% 12/1/44	3,350	4,025
President and Fellows of Harvard College 3.619% 10/1/37	1,000	1,026
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,348
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,263
University of Southern California 5.25% 10/1/2111	2,000	2,670
		21,090
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,579
6.3% 3/1/38	7,045	9,351
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,912
Starbucks Corp. 3.85% 10/1/23	1,875	2,039
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,039
5.3% 9/15/19	2,000	2,218
		21,138
Media - 1.0%
21st Century Fox America, Inc. 5.4% 10/1/43	3,875	4,748
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,582
Comcast Corp.:
3.125% 7/15/22	3,000	3,108
4.65% 7/15/42	4,000	4,524
4.75% 3/1/44	5,400	6,232
4.95% 6/15/16	1,862	1,964
5.7% 5/15/18	2,940	3,316
5.7% 7/1/19	8,500	9,818
6.4% 3/1/40	1,000	1,394
6.55% 7/1/39	3,000	4,194
6.95% 8/15/37	6,700	9,585
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,508
5.875% 10/1/19	2,905	3,327
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
6.35% 3/15/40	$ 1,000	$ 1,164
6.375% 3/1/41	2,100	2,470
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,318
4.875% 4/1/43	4,900	5,199
5.05% 6/1/20	3,200	3,556
NBCUniversal, Inc.:
3.65% 4/30/15	2,248	2,259
6.4% 4/30/40	3,000	4,126
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,836
News America, Inc.:
5.65% 8/15/20	1,000	1,154
6.15% 3/1/37	3,955	5,095
6.9% 3/1/19	2,110	2,500
6.9% 8/15/39	2,000	2,795
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,351
1.65% 9/29/17	8,000	8,011
4.7% 10/15/19	4,000	4,389
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	11,000
5.85% 5/1/17	5,801	6,324
6.75% 7/1/18	1,162	1,335
7.3% 7/1/38	4,000	5,218
8.75% 2/14/19	2,368	2,925
Time Warner, Inc.:
2.1% 6/1/19	3,000	3,015
3.15% 7/15/15	5,000	5,046
3.55% 6/1/24	3,000	3,113
4% 1/15/22	1,000	1,065
4.65% 6/1/44	3,000	3,250
5.875% 11/15/16	2,131	2,303
6.5% 11/15/36	5,724	7,460
Viacom, Inc.:
4.25% 9/1/23	7,775	8,111
4.375% 3/15/43	2,635	2,471
5.625% 9/15/19	1,000	1,128
6.125% 10/5/17	5,420	6,020
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Walt Disney Co.:
1.125% 2/15/17	$ 2,760	$ 2,776
1.85% 5/30/19	1,500	1,510
2.55% 2/15/22	2,810	2,818
4.125% 6/1/44	2,000	2,193
5.5% 3/15/19	2,000	2,286
		194,890
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	8,496
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,719
4.3% 2/15/43	4,750	4,788
Target Corp.:
3.875% 7/15/20	3,000	3,289
4% 7/1/42	7,000	7,347
5.875% 7/15/16	2,100	2,245
7% 1/15/38	1,038	1,517
		32,401
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	4,029
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,817
3.7% 4/15/22	5,500	5,731
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,152
3.75% 2/15/24	6,725	7,302
4.2% 4/1/43	1,575	1,702
4.875% 2/15/44	2,875	3,432
5.4% 3/1/16	6,400	6,710
5.875% 12/16/36	4,700	6,203
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,434
4.625% 4/15/20	2,000	2,213
4.65% 4/15/42	6,500	7,373
5.8% 4/15/40	2,000	2,605
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,933
Turlock Corp.:
1.5% 11/2/17	4,775	4,793
2.75% 11/2/22	5,725	5,771
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Turlock Corp.: - continued
4% 11/2/32	$ 1,900	$ 1,971
4.15% 11/2/42	1,900	1,970
		84,141
TOTAL CONSUMER DISCRETIONARY		362,091
CONSUMER STAPLES - 1.8%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,341
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,725
2.625% 1/17/23	2,825	2,792
4.625% 2/1/44	5,750	6,228
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	8,625	8,488
5.375% 1/15/20	1,500	1,724
8.2% 1/15/39	2,800	4,345
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,714
5.75% 10/23/17	5,185	5,770
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,798
PepsiCo, Inc.:
3.6% 8/13/42	3,000	2,869
4.25% 10/22/44	6,000	6,278
4.875% 11/1/40	2,300	2,645
7.9% 11/1/18	6,000	7,298
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,802
3.15% 11/15/20	3,700	3,921
		70,738
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,809
5.3% 12/5/43	4,391	5,395
5.75% 5/15/41	6,000	7,706
Kroger Co.:
3.9% 10/1/15	9,000	9,167
5.15% 8/1/43	2,725	3,188
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.:
1.125% 4/11/18	$ 7,900	$ 7,886
2.8% 4/15/16	6,700	6,868
3.3% 4/22/24	19,000	20,159
5.625% 4/1/40	2,000	2,587
5.625% 4/15/41	4,600	5,996
6.5% 8/15/37	8,275	11,660
Walgreen Co.:
1.8% 9/15/17	1,900	1,920
3.1% 9/15/22	2,850	2,888
		89,229
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,592
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,667
3.2% 1/25/23	11,249	11,095
General Mills, Inc.:
2.2% 10/21/19	7,000	7,024
5.65% 2/15/19	13,501	15,274
Kellogg Co.:
3.125% 5/17/22	1,875	1,924
3.25% 5/21/18	2,800	2,924
4.45% 5/30/16	2,000	2,085
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,997
5% 6/4/42	2,825	3,059
Kraft Foods, Inc. 6.875% 2/1/38	5,250	7,118
Tyson Foods, Inc. 3.95% 8/15/24	7,575	8,010
Unilever Capital Corp. 2.2% 3/6/19	7,475	7,609
		88,378
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,356
2.4% 3/1/22	5,200	5,179
2.4% 6/1/23	8,000	7,821
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,046
1.9% 11/1/19	4,000	4,030
2.3% 2/6/22	4,700	4,756
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.: - continued
3.1% 8/15/23	$ 10,000	$ 10,486
3.15% 9/1/15	4,500	4,562
		50,236
Personal Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,554
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,991
4.25% 8/9/42	9,780	9,859
9.7% 11/10/18	2,049	2,636
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,813
4.5% 3/26/20	2,000	2,234
4.875% 11/15/43	6,000	6,925
5.65% 5/16/18	6,789	7,677
6.375% 5/16/38	1,450	1,950
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,321
4.85% 9/15/23	1,800	1,988
6.75% 6/15/17	2,899	3,222
7.25% 6/15/37	7,220	9,481
		59,097
TOTAL CONSUMER STAPLES		368,232
ENERGY - 3.0%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,302
Cameron International Corp. 3.7% 6/15/24	7,575	7,458
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,595
Halliburton Co.:
6.15% 9/15/19	2,000	2,339
7.45% 9/15/39	1,500	2,162
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,493
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,561
3.05% 3/1/16	1,020	1,030
4.625% 3/1/21	1,340	1,248
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.: - continued
5.25% 3/15/42	$ 3,100	$ 2,545
Transocean, Inc.:
6% 3/15/18	7,000	6,773
6.5% 11/15/20	4,000	3,560
Weatherford International Ltd. 7% 3/15/38	5,580	5,282
		50,348
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	5,071
6.2% 3/15/40	2,000	2,476
6.45% 9/15/36	2,675	3,416
Apache Corp. 5.1% 9/1/40	3,000	3,229
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,852
2.315% 2/13/20	1,800	1,807
2.5% 11/6/22	3,000	2,922
2.521% 1/15/20	6,000	6,087
3.125% 10/1/15	2,500	2,535
3.245% 5/6/22	7,750	7,958
3.875% 3/10/15	2,000	2,001
4.5% 10/1/20	2,000	2,209
4.75% 3/10/19	1,000	1,101
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,903
5.7% 5/15/17	1,148	1,246
6.25% 3/15/38	6,850	8,094
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,618
3.8% 9/15/23	1,750	1,744
6.75% 11/15/39	2,000	2,416
Chevron Corp.:
1.104% 12/5/17	5,700	5,697
1.718% 6/24/18	7,525	7,597
1.961% 3/3/20	8,625	8,624
2.193% 11/15/19	11,400	11,583
ConocoPhillips Co.:
5.75% 2/1/19	2,902	3,322
6.5% 2/1/39	7,529	10,294
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 5,700	$ 5,537
3.875% 3/15/23	3,775	3,422
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,829
3.25% 5/15/22	4,000	4,113
5.6% 7/15/41	2,875	3,422
El Paso Natural Gas Co. 5.95% 4/15/17	926	991
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,072
5.875% 12/15/16	1,000	1,073
6.5% 4/15/18	1,000	1,120
Enbridge, Inc. 3.5% 6/10/24	2,825	2,746
Encana Corp.:
3.9% 11/15/21	4,900	5,053
6.5% 2/1/38	5,000	5,739
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,510
4.15% 10/1/20	4,500	4,706
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,959
4.85% 8/15/42	2,500	2,761
4.85% 3/15/44	5,000	5,555
5.7% 2/15/42	2,000	2,470
6.65% 4/15/18	2,000	2,284
7.55% 4/15/38	2,000	2,841
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,132
Hess Corp.:
3.5% 7/15/24	3,800	3,773
5.6% 2/15/41	3,400	3,774
8.125% 2/15/19	6,000	7,188
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,435
3.5% 9/1/23	2,000	1,980
3.95% 9/1/22	7,000	7,178
5% 3/1/43	1,000	1,004
5.625% 9/1/41	1,000	1,059
6.55% 9/15/40	3,000	3,480
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	9,071
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,397
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.:
3.5% 3/1/16	$ 1,000	$ 1,023
5.125% 3/1/21	1,000	1,124
6.5% 3/1/41	1,000	1,229
Nexen, Inc.:
5.2% 3/10/15	900	901
5.875% 3/10/35	3,710	4,398
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,026
2.7% 2/15/23	6,000	5,916
3.125% 2/15/22	2,000	2,048
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,044
3.375% 10/1/22	5,000	4,730
Petro-Canada:
6.05% 5/15/18	3,650	4,104
6.8% 5/15/38	8,445	11,298
Petrobras Global Finance BV:
3% 1/15/19	2,850	2,468
4.375% 5/20/23	4,725	3,889
6.25% 3/17/24	1,900	1,752
7.25% 3/17/44	3,000	2,712
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	6,996
6.75% 1/27/41	1,675	1,431
7.875% 3/15/19	12,228	12,380
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,457
3.5% 7/18/18	5,925	6,123
3.5% 7/23/20 (d)	11,525	11,732
3.5% 1/30/23	6,725	6,588
4.875% 1/24/22	18,010	19,136
5.5% 6/27/44	8,600	8,729
6.375% 1/23/45	3,000	3,356
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,079
5.875% 5/1/42	9,500	11,570
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	7,388
3.95% 9/15/15	2,000	2,027
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
4.9% 2/15/45	$ 1,900	$ 2,096
5.75% 1/15/20	1,000	1,136
6.125% 1/15/17	1,795	1,945
6.65% 1/15/37	2,795	3,607
Shell International Finance BV:
1.125% 8/21/17	1,375	1,378
2.375% 8/21/22	3,000	2,980
6.375% 12/15/38	4,200	5,867
Southwestern Energy Co. 4.05% 1/23/20	5,000	5,122
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,205
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,969
4.75% 3/15/24	4,825	5,374
Statoil ASA:
1.2% 1/17/18	5,575	5,556
1.95% 11/8/18	7,300	7,393
2.25% 11/8/19	8,000	8,116
3.7% 3/1/24	3,650	3,902
5.1% 8/17/40	2,000	2,400
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,724
6.85% 6/1/39	2,000	2,675
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	4,193
5.85% 2/1/37	2,000	2,100
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,545
5.75% 6/24/44	1,900	1,812
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,635
Total Capital International SA:
1.55% 6/28/17	5,000	5,051
2.1% 6/19/19	4,275	4,313
2.7% 1/25/23	1,900	1,896
2.75% 6/19/21	6,000	6,158
2.875% 2/17/22	4,175	4,248
3.75% 4/10/24	2,000	2,142
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,894
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCanada PipeLines Ltd.: - continued
3.4% 6/1/15	$ 1,000	$ 1,007
6.1% 6/1/40	6,700	8,214
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,260
Valero Energy Corp. 6.625% 6/15/37	5,420	6,790
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,421
4% 7/1/22	3,000	3,088
Williams Partners LP:
3.35% 8/15/22	2,800	2,707
3.9% 1/15/25	3,525	3,499
XTO Energy, Inc. 5.65% 4/1/16	1,189	1,255
		558,803
TOTAL ENERGY		609,151
FINANCIALS - 9.0%
Banks - 4.0%
American Express Bank FSB 6% 9/13/17	615	683
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,776
Bank of America Corp.:
2% 1/11/18	3,550	3,572
2.6% 1/15/19	3,775	3,834
2.65% 4/1/19	17,925	18,235
4% 4/1/24	9,000	9,509
4% 1/22/25	6,000	6,074
4.1% 7/24/23	7,000	7,525
4.2% 8/26/24	8,500	8,803
4.25% 10/22/26	4,000	4,092
4.5% 4/1/15	16,765	16,816
5% 5/13/21	4,000	4,491
5.7% 1/24/22	6,250	7,287
5.75% 12/1/17	5,855	6,475
5.875% 1/5/21	6,640	7,758
6.5% 8/1/16	15,000	16,082
Bank of America NA:
5.3% 3/15/17	3,500	3,756
6% 10/15/36	2,419	3,102
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of Montreal:
1.4% 9/11/17	$ 2,875	$ 2,886
2.375% 1/25/19	3,700	3,762
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,038
4.375% 1/13/21	1,000	1,105
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,700
Barclays Bank PLC 3.9% 4/7/15	6,600	6,623
Barclays PLC 2.75% 11/8/19	10,000	10,115
BB&T Corp.:
1.6% 8/15/17	5,700	5,739
2.05% 6/19/18	1,900	1,917
BNP Paribas 3.6% 2/23/16	10,380	10,657
BNP Paribas SA 2.7% 8/20/18	4,900	5,047
BPCE SA:
2.25% 1/27/20	4,000	3,999
2.5% 7/15/19	12,100	12,263
4% 4/15/24	2,000	2,143
Branch Banking & Trust Co.:
1.45% 10/3/16	2,000	2,017
3.8% 10/30/26	8,000	8,438
Capital One Bank NA 3.375% 2/15/23	2,424	2,442
Capital One NA 2.4% 9/5/19	7,000	7,023
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,812
2.5% 9/26/18	750	764
2.5% 7/29/19	7,400	7,487
2.55% 4/8/19	3,700	3,760
2.65% 3/2/15	13,899	13,899
3.375% 3/1/23	6,000	6,125
3.953% 6/15/16	1,450	1,500
4.75% 5/19/15	7,193	7,256
5.3% 5/6/44	2,000	2,237
5.5% 9/13/25	5,000	5,662
5.875% 1/30/42	4,500	5,803
6.125% 5/15/18	1,769	1,995
6.125% 8/25/36	3,650	4,421
8.125% 7/15/39	8,000	12,460
8.5% 5/22/19	1,688	2,101
Comerica, Inc.:
3% 9/16/15	1,268	1,284
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Comerica, Inc.: - continued
3.8% 7/22/26	$ 3,650	$ 3,696
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,769
1.9% 9/18/17	4,750	4,813
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,825
3.75% 1/15/16	5,425	5,561
4.375% 6/15/22	14,100	15,325
Credit Suisse AG 6% 2/15/18	15,651	17,380
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,058
3.625% 9/9/24	3,425	3,564
Discover Bank:
2% 2/21/18	7,375	7,390
4.2% 8/8/23	7,000	7,482
Export-Import Bank of Korea:
4% 1/11/17	11,380	11,920
5% 4/11/22	6,170	7,083
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,719
3.625% 1/25/16	2,000	2,048
4.5% 6/1/18	824	888
8.25% 3/1/38	2,079	3,133
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,404
5.1% 4/5/21	2,800	3,179
6.5% 9/15/37	10,500	13,543
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,659
2.625% 9/24/18	7,500	7,706
3.5% 6/23/24	7,000	7,346
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,765
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,119
2.125% 2/10/25	2,000	1,962
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,331
2% 8/15/17	7,000	7,095
2.25% 1/23/20	8,875	8,825
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
2.35% 1/28/19	$ 23,000	$ 23,328
3.15% 7/5/16	1,500	1,542
3.25% 9/23/22	4,000	4,090
3.375% 5/1/23	1,900	1,897
3.4% 6/24/15	10,710	10,804
3.875% 9/10/24	7,725	7,877
4.125% 12/15/26	5,875	6,030
4.35% 8/15/21	2,000	2,187
4.5% 1/24/22	13,000	14,373
4.625% 5/10/21	1,500	1,667
5.5% 10/15/40	5,700	6,937
5.6% 7/15/41	1,500	1,858
6.3% 4/23/19	10,000	11,615
JPMorgan Chase Bank 6% 10/1/17	7,075	7,843
KeyBank NA 2.5% 12/15/19	4,000	4,068
KeyCorp. 3.75% 8/13/15	7,000	7,101
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,822
Nordic Investment Bank 0.5% 4/14/16	8,450	8,452
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,856
PNC Bank NA 2.4% 10/18/19	4,750	4,819
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,878
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,591
6.7% 6/10/19	2,500	2,965
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,010
3.95% 11/9/22	5,300	5,505
4.5% 1/11/21	1,000	1,114
5.25% 5/24/41	3,000	3,678
Regions Bank 7.5% 5/15/18	2,000	2,313
Regions Financial Corp. 2% 5/15/18	3,650	3,629
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,568
2.3% 7/20/16	5,500	5,617
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,421
Societe Generale SA 2.625% 10/1/18	3,750	3,834
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,732
2.45% 1/16/20	5,000	5,035
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Sumitomo Mitsui Banking Corp.: - continued
2.5% 7/19/18	$ 4,351	$ 4,446
3.4% 7/11/24	5,725	5,878
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,042
2.5% 5/1/19	2,000	2,025
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,999
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,230
2.5% 7/14/16	1,200	1,228
U.S. Bancorp:
3.15% 3/4/15	5,000	5,000
4.125% 5/24/21	3,000	3,303
Wachovia Corp. 5.75% 6/15/17	2,905	3,206
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,011
2.1% 5/8/17	2,725	2,783
3.3% 9/9/24	4,625	4,751
3.45% 2/13/23	3,675	3,750
4.1% 6/3/26	3,225	3,379
4.48% 1/16/24	3,816	4,163
5.375% 11/2/43	1,850	2,193
5.606% 1/15/44	11,380	13,910
5.625% 12/11/17	5,972	6,645
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,008
2% 8/14/17	5,000	5,086
4.875% 11/19/19	3,700	4,145
Zions Bancorp. 4.5% 6/13/23	207	218
		817,393
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,728
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,195
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,008
3.5% 3/18/24	2,900	3,038
4.25% 5/24/21	6,500	7,238
Deutsche Bank AG London Branch 3.45% 3/30/15	2,000	2,004
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,912
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,904
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
2.375% 1/22/18	$ 9,950	$ 10,132
2.55% 10/23/19	11,000	11,082
2.625% 1/31/19	12,850	13,071
2.9% 7/19/18	2,800	2,882
3.3% 5/3/15	2,225	2,235
3.5% 1/23/25	5,000	5,051
3.625% 2/7/16	5,000	5,125
3.625% 1/22/23	9,000	9,309
3.85% 7/8/24	3,800	3,971
5.25% 7/27/21	4,500	5,108
5.625% 1/15/17	7,000	7,520
5.75% 1/24/22	4,300	5,028
5.95% 1/18/18	3,000	3,345
6% 6/15/20	1,650	1,923
6.15% 4/1/18	7,451	8,375
6.75% 10/1/37	14,860	19,243
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,003
Lazard Group LLC:
4.25% 11/14/20	2,650	2,822
6.85% 6/15/17	3,804	4,234
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,494
6.875% 4/25/18	6,991	8,011
Merrill Lynch &Co., Inc. 7.75% 5/14/38	4,175	6,054
Morgan Stanley:
2.125% 4/25/18	8,000	8,059
2.375% 7/23/19	7,550	7,596
2.5% 1/24/19	6,000	6,092
2.65% 1/27/20	11,000	11,092
3.7% 10/23/24	7,000	7,227
3.75% 2/25/23	6,775	7,077
3.875% 4/29/24	9,000	9,450
4.3% 1/27/45	2,000	2,055
5.45% 1/9/17	236	253
5.5% 7/28/21	3,400	3,929
5.625% 9/23/19	2,000	2,270
5.75% 1/25/21	5,000	5,813
5.95% 12/28/17	5,745	6,387
6% 4/28/15	5,666	5,712
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.375% 7/24/42	$ 2,900	$ 3,874
6.625% 4/1/18	5,055	5,750
7.25% 4/1/32	1,000	1,393
7.3% 5/13/19	3,000	3,583
State Street Corp. 2.875% 3/7/16	3,340	3,416
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,022
5.45% 5/15/19	2,000	2,272
UBS AG Stamford Branch:
5.75% 4/25/18	830	930
5.875% 12/20/17	2,034	2,271
		275,568
Consumer Finance - 1.6%
American Express Co.:
4.05% 12/3/42	11,475	11,657
7% 3/19/18	5,750	6,641
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,928
2.75% 9/15/15	5,000	5,060
American Honda Finance Corp.:
2.125% 10/10/18	6,550	6,634
2.25% 8/15/19	7,650	7,779
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,466
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,632
2% 3/5/20	3,900	3,897
2.1% 6/9/19	1,600	1,621
2.25% 12/1/19	6,600	6,685
2.75% 6/24/15	1,500	1,511
2.85% 6/1/22	4,000	4,071
Discover Financial Services:
5.2% 4/27/22	1,000	1,106
6.45% 6/12/17	2,263	2,486
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,455
2.5% 1/15/16	3,750	3,799
2.75% 5/15/15	11,400	11,457
2.875% 10/1/18	1,575	1,623
3% 6/12/17	3,000	3,101
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
3.219% 1/9/22	$ 3,500	$ 3,591
4.25% 2/3/17	7,600	8,000
4.25% 9/20/22	1,800	1,955
4.375% 8/6/23	4,000	4,369
5.875% 8/2/21	11,375	13,434
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,568
2.25% 11/9/15	6,228	6,303
2.95% 5/9/16	11,691	12,005
3.5% 6/29/15	12,081	12,204
4.65% 10/17/21	7,000	7,938
5.625% 9/15/17	7,044	7,811
5.625% 5/1/18	15,000	16,865
5.875% 1/14/38	15,625	20,321
6.375% 11/15/67 (g)	9,000	9,789
6.875% 1/10/39	4,000	5,813
HSBC Finance Corp. 5.5% 1/19/16	11,200	11,637
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,552
1.3% 3/12/18	3,675	3,671
1.95% 12/13/18	4,825	4,909
1.95% 3/4/19	9,600	9,688
2.25% 4/17/19	10,250	10,409
2.8% 1/27/23	5,000	5,053
Synchrony Financial:
2.7% 2/3/20	8,000	7,995
3% 8/15/19	5,675	5,772
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,761
2.05% 1/12/17	9,000	9,202
2.1% 1/17/19	6,000	6,100
2.125% 7/18/19	10,400	10,588
2.75% 5/17/21	2,600	2,674
		319,586
Diversified Financial Services - 0.5%
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,618
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,622
4.5% 2/11/43	2,000	2,285
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc. 5.3% 9/15/43	$ 2,800	$ 3,443
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,808
ING U.S., Inc. 5.7% 7/15/43	3,750	4,627
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,789
4% 10/15/23	3,750	4,034
International Finance Corp.:
2.25% 4/11/16	5,700	5,812
2.75% 4/20/15	6,625	6,646
KfW:
1% 1/26/18	11,500	11,459
1.75% 10/15/19	15,575	15,710
2.5% 11/20/24	10,425	10,777
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,074
Ontario Province 2% 1/30/19	5,000	5,083
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,828
		97,615
Insurance - 0.7%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,450
American International Group, Inc.:
3.375% 8/15/20	5,775	6,111
4.5% 7/16/44	8,875	9,478
4.875% 6/1/22	9,000	10,286
5.05% 10/1/15	3,000	3,075
5.85% 1/16/18	2,000	2,242
6.4% 12/15/20	2,900	3,529
Aon Corp. 3.125% 5/27/16	8,000	8,201
Aon PLC:
3.5% 6/14/24	2,000	2,047
4% 11/27/23	3,000	3,180
4.6% 6/14/44	1,600	1,710
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,465
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,089
2.35% 9/10/19	3,850	3,887
2.55% 10/15/18	5,800	5,927
3.5% 6/3/24	1,900	1,959
4.05% 10/15/23	6,775	7,239
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
4.125% 8/13/42	$ 3,900	$ 4,040
4.721% 12/15/44	5,000	5,717
5% 6/15/15	1,153	1,165
5.875% 2/6/41	2,400	3,141
7.717% 2/15/19	9,000	10,946
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,978
5.1% 8/15/43	4,000	4,522
5.4% 6/13/35	447	523
5.5% 3/15/16	421	442
5.625% 5/12/41	2,000	2,405
5.7% 12/14/36	380	458
6.2% 11/15/40	2,400	3,074
7.375% 6/15/19	3,000	3,622
8.875% 6/15/38 (g)	2,944	3,484
The Chubb Corp.:
5.75% 5/15/18	4,175	4,726
6.5% 5/15/38	3,510	4,942
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	11,453
		152,513
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,781
3.9% 6/15/23	5,650	5,804
American Tower Corp. 3.4% 2/15/19	7,475	7,655
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,899
4.125% 5/15/21	2,100	2,262
DDR Corp.:
3.375% 5/15/23	2,825	2,789
4.625% 7/15/22	1,900	2,042
Duke Realty LP:
3.625% 4/15/23	2,750	2,802
3.75% 12/1/24	5,750	5,891
5.95% 2/15/17	630	682
6.5% 1/15/18	1,000	1,125
Federal Realty Investment Trust 3% 8/1/22	4,750	4,807
HCP, Inc. 3.875% 8/15/24	7,575	7,756
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.:
2.25% 3/15/18	$ 2,470	$ 2,490
3.75% 3/15/23	8,660	8,911
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,310
6.65% 1/15/18	612	671
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,187
Omega Healthcare Investors, Inc. 4.5% 1/15/25 (d)	4,750	4,846
Simon Property Group LP:
2.8% 1/30/17	4,700	4,837
4.125% 12/1/21	3,200	3,501
5.65% 2/1/20	4,300	4,976
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,805
		85,829
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.25% 7/15/22	3,000	3,157
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,851
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,008
ERP Operating LP:
2.375% 7/1/19	5,750	5,787
3% 4/15/23	1,875	1,867
4.625% 12/15/21	5,700	6,331
Liberty Property LP:
3.375% 6/15/23	2,775	2,758
4.4% 2/15/24	7,425	7,929
4.75% 10/1/20	1,000	1,086
5.125% 3/2/15	840	840
5.5% 12/15/16	1,000	1,071
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,840
3.15% 5/15/23	4,700	4,277
4.5% 4/18/22	4,210	4,257
Regency Centers LP:
5.25% 8/1/15	2,113	2,152
5.875% 6/15/17	1,046	1,146
Tanger Properties LP:
3.75% 12/1/24	6,500	6,673
6.125% 6/1/20	4,408	5,109
Ventas Realty LP:
3.5% 2/1/25	4,000	4,033
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP: - continued
4.375% 2/1/45	$ 3,000	$ 3,027
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,783
		75,982
TOTAL FINANCIALS		1,824,486
HEALTH CARE - 2.0%
Biotechnology - 0.2%
Amgen, Inc.:
2.2% 5/22/19	11,425	11,491
2.5% 11/15/16	2,000	2,048
3.875% 11/15/21	9,600	10,303
5.15% 11/15/41	11,150	12,823
5.85% 6/1/17	2,928	3,219
		39,884
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.:
1.85% 6/15/18	8,000	8,025
4.5% 8/15/19	3,000	3,329
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,987
4.685% 12/15/44	10,180	11,116
Medtronic, Inc.:
2.5% 3/15/20 (d)	15,100	15,356
4.625% 3/15/45 (d)	10,425	11,796
		55,609
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,965
4.125% 6/1/21	7,000	7,568
4.125% 11/15/42	4,411	4,565
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,742
4.35% 11/1/42	2,000	1,976
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,485
Cigna Corp. 4% 2/15/22	4,600	5,023
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,896
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co.:
2.25% 6/15/19	$ 3,800	$ 3,801
3.9% 2/15/22	10,400	11,004
6.125% 11/15/41	3,000	3,836
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,401
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,060
McKesson Corp.:
0.95% 12/4/15	2,850	2,857
1.4% 3/15/18	4,725	4,697
3.796% 3/15/24	5,000	5,298
4.883% 3/15/44	5,000	5,719
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,021
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,042
New York & Presbyterian Hospital 4.024% 8/1/45	3,500	3,437
NYU Hospitals Center 4.784% 7/1/44	7,600	8,113
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,408
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,871
2.3% 12/15/19	8,625	8,749
2.875% 12/15/21	2,575	2,647
4.375% 3/15/42	11,800	12,981
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,580
1.875% 1/15/18	2,000	2,010
3.3% 1/15/23	2,000	2,050
4.625% 5/15/42	2,600	2,827
4.65% 1/15/43	2,000	2,182
5.8% 8/15/40	4,000	4,873
		135,684
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,883
4.15% 2/1/24	4,379	4,701
5.3% 2/1/44	5,820	6,897
		14,481
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,716
1.75% 11/6/17	5,700	5,744
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
2.9% 11/6/22	$ 5,700	$ 5,702
4.4% 11/6/42	4,775	5,027
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,048
6.45% 9/15/37	3,250	4,479
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,528
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,704
6.375% 5/15/38	7,218	9,820
Johnson & Johnson:
4.5% 12/5/43	6,625	7,861
4.85% 5/15/41	4,260	5,187
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,985
1.85% 2/10/20	9,000	8,973
2.25% 1/15/16	1,000	1,016
2.4% 9/15/22	2,000	1,992
3.6% 9/15/42	2,000	1,962
3.875% 1/15/21	1,000	1,093
5% 6/30/19	5,970	6,779
Mylan, Inc. 1.35% 11/29/16	5,295	5,287
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,770
3.7% 9/21/42	2,825	2,929
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,653
4% 11/15/23	5,000	5,238
Perrigo Finance PLC 4.9% 12/15/44	3,089	3,320
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,668
7.2% 3/15/39	5,400	7,998
Sanofi SA 1.25% 4/10/18	7,550	7,543
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,119
3.25% 10/1/22	3,000	2,965
Zoetis, Inc.:
1.875% 2/1/18	1,000	999
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23	$ 5,000	$ 4,979
4.7% 2/1/43	5,000	5,109
		158,193
TOTAL HEALTH CARE		403,851
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,593
General Dynamics Corp. 2.25% 7/15/16	2,400	2,453
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,796
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,059
4.85% 9/15/41	2,700	3,117
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,904
3.85% 4/15/45	1,875	1,835
4.75% 6/1/43	4,000	4,490
Raytheon Co.:
3.125% 10/15/20	2,000	2,079
3.15% 12/15/24	8,900	9,167
4.875% 10/15/40	1,000	1,155
The Boeing Co.:
2.5% 3/1/25	4,600	4,564
6% 3/15/19	1,000	1,163
6.875% 3/15/39	3,300	4,917
United Technologies Corp.:
3.1% 6/1/22	2,875	2,995
4.5% 4/15/20	4,000	4,477
4.5% 6/1/42	7,380	8,225
5.7% 4/15/40	2,000	2,571
6.125% 2/1/19	4,000	4,673
		74,233
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,454
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.: - continued
3.2% 2/1/25	$ 3,820	$ 3,869
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,392
		18,715
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	3,434	3,735
Continental Airlines, Inc.:
4% 4/29/26	4,450	4,683
6.648% 3/15/19	1,231	1,269
6.9% 7/2/19	320	335
		10,022
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,520
Waste Management, Inc. 2.9% 9/15/22	6,675	6,697
		11,217
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,928
Covidien International Finance SA:
2.95% 6/15/23	3,000	3,026
3.2% 6/15/22	2,150	2,224
6% 10/15/17	2,902	3,244
6.55% 10/15/37	4,250	5,960
Danaher Corp. 3.9% 6/23/21	2,900	3,157
General Electric Co.:
3.375% 3/11/24	5,500	5,834
4.5% 3/11/44	8,500	9,638
5.25% 12/6/17	18,540	20,568
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,684
		63,263
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,018
5.3% 9/15/35	7,000	8,443
Deere & Co. 5.375% 10/16/29	1,000	1,226
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	$ 5,093	$ 5,088
4.65% 11/1/44	6,000	6,388
		27,163
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,602
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,849
3.05% 3/15/22	10,000	10,266
4.375% 9/1/42	4,500	4,785
4.55% 9/1/44	3,000	3,265
4.9% 4/1/44	4,000	4,588
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,123
CSX Corp.:
3.4% 8/1/24	4,625	4,805
4.1% 3/15/44	6,775	6,983
7.375% 2/1/19	10,000	11,997
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,640
3.25% 12/1/21	5,000	5,201
3.95% 10/1/42	1,900	1,914
5.75% 1/15/16	10,000	10,438
Union Pacific Corp. 4.75% 9/15/41	2,800	3,247
		88,703
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.75% 2/1/22	3,820	3,879
TOTAL INDUSTRIALS		297,195
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	2,000	2,237
4.95% 2/15/19	3,479	3,911
5.9% 2/15/39	12,416	16,120
		22,268
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,021
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
2.375% 12/17/18	$ 3,000	$ 3,037
3.45% 8/1/24	3,650	3,787
6.55% 10/1/17	2,338	2,625
7.125% 10/1/37	2,475	3,465
		17,935
Internet Software & Services - 0.0%
Google, Inc. 3.625% 5/19/21	3,780	4,102
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,343
1.95% 7/22/16	1,500	1,529
3.625% 2/12/24	5,000	5,282
7.625% 10/15/18	13,000	15,702
Xerox Corp.:
2.75% 3/15/19	5,000	5,057
4.5% 5/15/21	4,000	4,334
5.625% 12/15/19	1,000	1,128
		44,375
Software - 0.5%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,040
2.7% 2/12/25	17,175	17,249
3.625% 12/15/23	26,150	28,452
4.2% 6/1/19	2,000	2,212
5.3% 2/8/41	1,500	1,863
Oracle Corp.:
2.25% 10/8/19	4,725	4,812
3.4% 7/8/24	4,725	4,994
4.3% 7/8/34	3,875	4,233
5.375% 7/15/40	12,500	15,452
5.75% 4/15/18	7,400	8,373
		89,680
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
2.1% 5/6/19	6,475	6,602
3.85% 5/4/43	13,000	13,134
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,001
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Hewlett-Packard Co.: - continued
3.3% 12/9/16	$ 5,250	$ 5,442
4.3% 6/1/21	2,780	2,995
6% 9/15/41	1,500	1,702
		31,876
TOTAL INFORMATION TECHNOLOGY		210,236
MATERIALS - 1.3%
Chemicals - 0.6%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,094
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,867
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,335
4.15% 2/15/43	4,000	4,097
4.625% 1/15/20	3,000	3,349
Ecolab, Inc.:
1% 8/9/15	4,750	4,760
1.45% 12/8/17	6,650	6,634
2.25% 1/12/20	3,775	3,787
5.5% 12/8/41	3,000	3,651
Lubrizol Corp. 8.875% 2/1/19	919	1,146
LYB International Finance BV:
4% 7/15/23	5,625	5,953
4.875% 3/15/44	5,850	6,293
LyondellBasell Industries NV 5% 4/15/19	3,000	3,310
Monsanto Co.:
2.125% 7/15/19	7,458	7,533
2.75% 7/15/21	6,357	6,445
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,980
3.75% 9/30/15	2,000	2,031
4.875% 3/30/20	1,500	1,672
5.625% 12/1/40	1,800	2,264
Praxair, Inc.:
2.2% 8/15/22	2,000	1,953
2.45% 2/15/22	4,650	4,650
3.25% 9/15/15	3,200	3,249
3.55% 11/7/42	2,000	1,955
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.:
3% 11/15/22	$ 4,900	$ 4,915
4.125% 11/15/21	7,700	8,320
8.55% 5/15/19	2,358	2,950
9.4% 5/15/39	3,000	4,975
The Mosaic Co. 5.625% 11/15/43	3,750	4,522
		113,690
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,944
Containers & Packaging - 0.0%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,549
Metals & Mining - 0.6%
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,937
5.25% 4/1/42	4,500	4,423
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,221
2.875% 2/24/22	9,300	9,528
5% 9/30/43	3,000	3,519
6.5% 4/1/19	2,500	2,949
Freeport-McMoRan, Inc.:
2.375% 3/15/18	10,425	10,216
3.1% 3/15/20	3,800	3,645
3.55% 3/1/22	5,125	4,691
3.875% 3/15/23	2,000	1,835
5.45% 3/15/43	3,000	2,631
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,097
6.25% 10/1/39	1,600	1,685
Nucor Corp.:
4% 8/1/23	3,000	3,153
5.2% 8/1/43	4,000	4,511
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,220
3.75% 9/20/21	3,200	3,365
6.5% 7/15/18	1,398	1,607
7.125% 7/15/28	2,000	2,684
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	3,025
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) PLC: - continued
2.875% 8/21/22	$ 6,000	$ 6,002
Southern Copper Corp. 5.25% 11/8/42	5,775	5,219
Teck Resources Ltd.:
4.75% 1/15/22	3,850	3,751
5.2% 3/1/42	5,200	4,468
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,080
5.625% 9/15/19	6,210	6,716
6.25% 1/23/17	9,395	9,993
		129,171
Paper & Forest Products - 0.1%
International Paper Co.:
3.65% 6/15/24	4,725	4,824
4.75% 2/15/22	11,500	12,736
		17,560
TOTAL MATERIALS		265,914
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,011
4.35% 6/15/45	24,760	23,367
5.55% 8/15/41	7,300	7,953
5.8% 2/15/19	4,000	4,523
6.3% 1/15/38	838	992
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	176
British Telecommunications PLC:
2% 6/22/15	7,000	7,028
9.625% 12/15/30	4,515	7,328
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,183
Orange SA:
2.125% 9/16/15	1,000	1,007
5.375% 7/8/19	4,000	4,541
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,958
5.462% 2/16/21	2,700	3,118
5.877% 7/15/19	2,000	2,317
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones S.A.U.: - continued
6.421% 6/20/16	$ 1,151	$ 1,228
7.045% 6/20/36	2,600	3,553
Verizon Communications, Inc.:
2% 11/1/16	9,600	9,742
4.4% 11/1/34	3,775	3,865
4.5% 9/15/20	23,600	25,956
4.75% 11/1/41	1,000	1,048
5.012% 8/21/54 (d)	12,557	13,118
5.15% 9/15/23	23,600	27,070
6.25% 4/1/37	3,121	3,921
6.35% 4/1/19	6,000	6,981
6.55% 9/15/43	12,516	16,469
6.9% 4/15/38	6,025	8,026
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,801
		208,280
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,381
6.125% 11/15/37	8,365	10,534
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	5,152
5.45% 10/1/43	5,775	6,830
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,984
1.5% 2/19/18	7,700	7,666
2.5% 9/26/22	3,000	2,884
2.95% 2/19/23	6,900	6,828
5.45% 6/10/19	6,000	6,802
		56,061
TOTAL TELECOMMUNICATION SERVICES		264,341
UTILITIES - 1.8%
Electric Utilities - 1.3%
Alabama Power Co.:
4.15% 8/15/44	4,650	5,103
5.2% 6/1/41	3,850	4,766
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
AmerenUE:
3.9% 9/15/42	$ 3,700	$ 3,947
6.4% 6/15/17	2,959	3,280
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,019
2.95% 12/15/22	4,000	4,011
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,982
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,446
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,889
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,463
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,296
3.4% 9/1/21	1,000	1,055
5.8% 3/15/18	9,945	11,204
Dayton Power & Light Co. 1.875% 9/15/16	3,750	3,791
Detroit Edison Co. 2.65% 6/15/22	8,000	8,043
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	4,035
5.25% 1/15/18	4,355	4,827
6% 1/15/38	3,450	4,680
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,733
3.75% 4/15/24	6,000	6,406
3.95% 10/15/23	2,443	2,649
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	2,004
4.375% 3/30/44	2,000	2,260
Edison International 3.75% 9/15/17	3,000	3,177
FirstEnergy Solutions Corp. 6.8% 8/15/39	2,875	3,083
Florida Power & Light Co. 3.25% 6/1/24	4,725	4,990
Hydro-Quebec:
1.375% 6/19/17	1,000	1,008
2% 6/30/16	7,310	7,440
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,837
Mississippi Power Co. 4.25% 3/15/42	1,840	1,903
Nevada Power Co. 6.5% 8/1/18	1,555	1,798
Northern States Power Co.:
3.4% 8/15/42	2,000	1,968
4.125% 5/15/44	4,500	4,985
5.25% 3/1/18	10,500	11,696
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.:
2.45% 8/15/22	$ 4,000	$ 3,945
3.75% 8/15/42	5,900	5,830
5.4% 1/15/40	4,000	4,920
PacifiCorp:
3.6% 4/1/24	4,000	4,260
6% 1/15/39	6,193	8,426
Pennsylvania Electric Co. 6.05% 9/1/17	757	839
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,313
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,759
4.2% 6/15/22	2,000	2,169
4.7% 6/1/43	1,800	1,981
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,903
6% 12/1/39	5,200	6,849
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,007
3.65% 9/1/42	2,825	2,847
4% 6/1/44	5,000	5,388
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,514
6.55% 5/15/36	5,500	7,774
TECO Finance, Inc. 4% 3/15/16	2,875	2,964
Virginia Electric & Power Co.:
3.45% 2/15/24	2,750	2,924
4.45% 2/15/44	2,750	3,147
5% 6/30/19	5,000	5,608
6% 5/15/37	2,000	2,700
Wisconsin Electric Power Co.:
4.25% 6/1/44	4,700	5,240
6.25% 12/1/15	2,983	3,105
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,120
		250,306
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	2,088
Southern Natural Gas Co. 5.9% 4/1/17 (d)	438	473
		2,561
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	$ 3,364	$ 3,793
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,284
CMS Energy Corp. 4.875% 3/1/44	5,000	5,785
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,209
4.45% 3/15/44	8,000	9,001
5.5% 12/1/39	2,500	3,120
Consumers Energy Co. 2.85% 5/15/22	6,650	6,781
Delmarva Power & Light 4% 6/1/42	4,000	4,230
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,007
2.5% 12/1/19	6,700	6,803
2.5566% 9/30/66 (g)	1,000	930
4.9% 8/1/41	2,000	2,276
7.5% 6/30/66 (g)	1,000	1,035
MidAmerican Energy Holdings, Co.:
4.5% 2/1/45	3,000	3,319
5.15% 11/15/43	1,650	1,999
5.75% 4/1/18	3,750	4,215
6.5% 9/15/37	7,605	10,467
National Grid PLC 6.3% 8/1/16	1,463	1,579
NiSource Finance Corp.:
4.8% 2/15/44	5,500	6,305
5.25% 9/15/17	835	913
5.45% 9/15/20	5,111	5,850
6.25% 12/15/40	2,453	3,203
6.4% 3/15/18	1,532	1,745
PG&E Corp. 2.4% 3/1/19	2,406	2,424
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,155
Sempra Energy:
2.875% 10/1/22	3,000	3,005
4.05% 12/1/23	5,000	5,396
6% 10/15/39	1,000	1,311
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
6.5% 6/1/16	$ 3,000	$ 3,207
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,228	4,249
		108,596
TOTAL UTILITIES		361,463
TOTAL NONCONVERTIBLE BONDS (Cost $4,640,127)		4,966,960
U.S. Government and Government Agency Obligations - 40.5%

U.S. Government Agency Obligations - 3.0%
Fannie Mae:
0.5% 3/30/16	28,500	28,540
0.875% 10/26/17	32,907	32,850
1.625% 1/21/20	10,000	9,988
1.75% 11/26/19	9,606	9,679
1.875% 9/18/18	15,050	15,366
2.625% 9/6/24	4,000	4,114
5% 3/15/16	28,200	29,562
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,342
0.875% 5/24/17	15,825	15,879
1% 6/21/17	35,300	35,455
1.125% 4/25/18	54,675	54,586
5% 11/17/17	33,300	36,863
5.5% 7/15/36	1,500	2,086
Freddie Mac:
0.5% 5/13/16	30,000	30,042
0.875% 10/14/16	24,375	24,478
1% 6/29/17	2,660	2,672
1% 9/29/17	32,075	32,136
1.375% 5/1/20	14,000	13,815
1.75% 9/10/15	20,385	20,548
2.375% 1/13/22	13,000	13,341
3.75% 3/27/19	2,300	2,513
4.875% 6/13/18	66,960	74,850
6.25% 7/15/32	7,700	11,388
6.75% 3/15/31	26,000	39,391
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
5.25% 9/15/39	$ 20,000	$ 25,912
5.375% 4/1/56	5,395	7,215
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		601,611
U.S. Treasury Obligations - 37.5%
U.S. Treasury Bonds:
2.5% 2/15/45	2,630	2,578
3% 11/15/44	39,050	42,354
3.125% 8/15/44	52,230	57,881
3.375% 5/15/44	72,390	83,899
3.5% 2/15/39	8,315	9,752
3.625% 8/15/43	26,640	32,241
3.625% 2/15/44	67,570	81,802
3.75% 11/15/43	44,780	55,394
3.875% 8/15/40	30,080	37,529
4.25% 5/15/39	26,000	34,078
4.25% 11/15/40	811	1,072
4.375% 2/15/38	8,200	10,876
4.375% 11/15/39	100	134
4.375% 5/15/40	8,000	10,719
4.375% 5/15/41	57,765	78,132
4.5% 2/15/36	44,220	59,652
4.5% 5/15/38	15,000	20,235
4.5% 8/15/39	39,000	52,967
4.625% 2/15/40	21,500	29,783
4.75% 2/15/37	9,420	13,114
4.75% 2/15/41	54,830	78,051
5% 5/15/37	11,000	15,839
5.375% 2/15/31	53,470	75,372
6.25% 5/15/30	86,360	130,390
8.75% 5/15/17	8,000	9,406
8.875% 8/15/17	5,000	5,981
8.875% 2/15/19	6,960	9,021
9% 11/15/18	4,000	5,132
9.125% 5/15/18	3,000	3,766
U.S. Treasury Notes:
0.25% 8/15/15	31,845	31,865
0.25% 12/15/15	3	3
0.25% 4/15/16	112,580	112,492
0.25% 5/15/16	70,330	70,253
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.375% 10/31/16	$ 9,870	$ 9,845
0.5% 6/15/16	41,060	41,118
0.5% 8/31/16	39,100	39,131
0.5% 2/28/17	56,690	56,553
0.625% 7/15/16	147,580	148,007
0.625% 8/15/16	37,000	37,098
0.625% 11/15/16	18,700	18,725
0.625% 12/15/16	122,260	122,394
0.625% 2/15/17	176,910	176,869
0.625% 5/31/17	31,820	31,733
0.75% 1/15/17	7,700	7,723
0.75% 3/15/17	66,400	66,530
0.875% 9/15/16	15,010	15,101
0.875% 11/30/16	71,530	71,927
0.875% 12/31/16	12,063	12,129
0.875% 1/31/17	26,650	26,785
0.875% 2/28/17	109,294	109,789
0.875% 4/15/17	146,720	147,305
0.875% 5/15/17	49,260	49,433
0.875% 6/15/17	112,340	112,647
0.875% 7/15/17	100,740	100,921
0.875% 8/15/17	82,420	82,484
0.875% 10/15/17	206,880	206,718
0.875% 11/15/17	33,950	33,892
0.875% 1/15/18	17,070	17,018
1% 8/31/16	100,010	100,830
1% 9/30/16	46,030	46,418
1% 10/31/16	86,750	87,435
1% 3/31/17	45,115	45,411
1% 9/15/17	64,200	64,416
1% 12/15/17	112,860	113,001
1% 2/15/18	96,230	96,222
1.125% 4/30/20	201,330	197,209
1.25% 8/31/15	74,230	74,636
1.25% 10/31/18	45,190	45,201
1.25% 11/30/18	47,480	47,454
1.25% 1/31/19	14,670	14,634
1.25% 4/30/19	1,150	1,144
1.25% 1/31/20 (c)	60,610	59,886
1.375% 6/30/18	31,800	32,048
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 7/31/18	$ 1,175	$ 1,183
1.375% 9/30/18	126,860	127,534
1.375% 2/28/19	98,500	98,646
1.375% 1/31/20	20,920	20,797
1.375% 2/29/20	59,520	59,157
1.5% 6/30/16	86,270	87,524
1.5% 7/31/16	31,340	31,810
1.5% 8/31/18	252,040	254,600
1.5% 12/31/18	4,060	4,092
1.5% 1/31/19	37,180	37,450
1.5% 2/28/19	32,250	32,467
1.5% 3/31/19	12,800	12,869
1.5% 10/31/19	36,700	36,743
1.5% 11/30/19	51,090	51,130
1.5% 1/31/22	36,930	36,174
1.625% 4/30/19	4,980	5,032
1.625% 7/31/19	43,010	43,376
1.625% 8/31/19	100,350	101,181
1.625% 12/31/19	8,990	9,045
1.75% 5/31/16	13,840	14,075
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,374
1.75% 10/31/20	9,960	10,015
1.875% 9/30/17	11,325	11,610
1.875% 10/31/17	40,860	41,885
1.875% 6/30/20	24,290	24,681
1.875% 11/30/21	81,260	81,647
2% 4/30/16	49,100	50,044
2% 11/30/20	31,910	32,488
2% 2/28/21	26,380	26,813
2% 5/31/21	40,290	40,875
2% 8/31/21	108,300	109,721
2% 10/31/21	29,700	30,071
2% 2/15/25	60,450	60,455
2.125% 2/29/16	134,950	137,396
2.125% 8/31/20	49,753	51,082
2.125% 1/31/21	3,060	3,135
2.125% 6/30/21	7,260	7,420
2.125% 8/15/21	90,750	92,693
2.125% 9/30/21	43,640	44,557
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 12/31/21	$ 19,320	$ 19,720
2.25% 3/31/16	54,000	55,131
2.25% 11/30/17	11,000	11,388
2.25% 4/30/21	42,310	43,579
2.25% 7/31/21	31,690	32,616
2.25% 11/15/24	102,690	104,928
2.375% 8/15/24	78,790	81,363
2.5% 8/15/23	97,170	101,611
2.5% 5/15/24	95,500	99,656
2.625% 2/29/16	13,600	13,915
2.625% 4/30/18	10,200	10,688
2.625% 8/15/20	141,000	148,568
2.625% 11/15/20	94,180	99,110
2.75% 11/30/16	25,000	25,955
2.75% 12/31/17	3,000	3,149
2.75% 11/15/23	102,790	109,503
2.75% 2/15/24	135,610	144,446
3% 8/31/16	12,402	12,877
3% 9/30/16	22,000	22,870
3.125% 10/31/16	23,900	24,927
3.125% 5/15/21	50,876	55,034
3.25% 5/31/16	14,200	14,705
3.25% 12/31/16	25,000	26,211
3.375% 11/15/19	27,740	30,159
3.5% 2/15/18	4,000	4,290
3.5% 5/15/20	81,800	89,782
3.625% 2/15/20	59,600	65,704
3.625% 2/15/21	39,800	44,159
3.875% 5/15/18	8,000	8,705
4% 8/15/18	22,000	24,130
4.25% 11/15/17	16,000	17,420
4.5% 5/15/17	13,000	14,073
4.625% 11/15/16	15,000	16,038
4.625% 2/15/17	14,000	15,092
5.125% 5/15/16	13,100	13,845
TOTAL U.S. TREASURY OBLIGATIONS		7,567,787
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,855,868)		8,169,398
U.S. Government Agency - Mortgage Securities - 28.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 16.6%
2.044% 11/1/34 (g)	$ 13,000	$ 13,712
2.412% 11/1/34 (g)	1,055	1,130
2.5% 3/1/27 to 8/1/43	256,659	262,693
2.5% 3/1/30 (f)	2,000	2,049
2.5% 3/1/30 (f)	7,000	7,171
3% 11/1/20 to 1/1/44	685,860	705,871
3% 3/1/30 (f)	6,000	6,282
3% 3/1/30 (f)	8,000	8,376
3% 3/1/45 (f)	2,000	2,038
3% 3/1/45 (f)	11,000	11,206
3.131% 4/1/41 (g)	7,721	8,209
3.5% 10/1/18 to 2/1/45	688,538	724,545
3.5% 3/1/30 (f)	3,000	3,181
3.5% 3/1/45 (f)	26,000	27,247
3.5% 3/1/45 (f)	31,000	32,487
4% 3/1/15 to 1/1/45	600,141	643,855
4% 3/1/45 (f)	33,200	35,490
4% 3/1/45 (f)	74,800	79,960
4% 3/1/45 (f)	11,000	11,759
4.5% 1/1/19 to 12/1/44	289,524	315,255
4.5% 3/1/45 (f)	2,000	2,173
5% 12/1/20 to 11/1/44	167,278	185,480
5% 3/1/45 (f)	4,000	4,437
5% 3/1/45 (f)	1,000	1,109
5.5% 8/1/17 to 9/1/41	118,889	133,957
5.5% 3/1/45 (f)	1,000	1,124
6% 2/1/23 to 7/1/41	83,176	94,815
6.5% 3/1/22 to 6/1/40	30,015	34,703
TOTAL FANNIE MAE		3,360,314
Freddie Mac - 4.2%
1.849% 3/1/36 (g)	6,358	6,659
2.353% 12/1/35 (g)	5,748	6,145
2.465% 9/1/37 (g)	1,710	1,831
2.5% 5/1/23 to 10/1/29	49,332	50,676
3% 3/1/27 to 1/1/45	164,450	169,542
3.5% 9/1/18 to 9/1/43	157,952	165,954
3.5% 3/1/45 (f)	2,400	2,511
4% 3/1/26 to 10/1/44	122,028	131,096
4.47% 3/1/35 (g)	2,464	2,635
4.5% 6/1/25 to 12/1/44	151,734	165,178
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5% 4/1/23 to 9/1/40	$ 80,383	$ 89,120
5.5% 5/1/23 to 1/1/41	44,114	49,524
6% 4/1/32 to 8/1/37	2,166	2,479
6.5% 8/1/36 to 12/1/37	883	1,009
TOTAL FREDDIE MAC		844,359
Ginnie Mae - 7.8%
2.5% 10/20/42 to 3/20/44	8,471	8,390
3% 4/15/42 to 2/20/45	252,402	259,654
3% 3/1/45 (f)	3,000	3,079
3% 3/1/45 (f)	6,000	6,158
3.5% 10/15/40 to 2/20/45	266,733	280,595
3.5% 3/1/45 (f)	37,300	39,121
3.5% 3/1/45 (f)	41,700	43,736
3.5% 3/1/45 (f)	12,000	12,586
3.5% 3/1/45 (f)	39,100	41,009
3.5% 3/1/45 (f)	16,000	16,781
3.5% 4/1/45 (f)	68,700	71,880
4% 1/15/25 to 11/20/44	271,126	290,292
4% 3/1/45 (f)	33,600	35,734
4% 3/1/45 (f)	7,700	8,189
4% 3/1/45 (f)	4,000	4,254
4% 3/1/45 (f)	8,000	8,508
4.5% 9/15/33 to 9/20/42	218,332	238,294
4.5% 3/1/45 (f)	1,000	1,085
5% 4/20/38 to 8/20/44	114,076	128,119
5.5% 10/20/32 to 5/20/44	41,515	47,094
5.5% 3/1/45 (f)	1,000	1,105
6% 5/20/34 to 12/15/40	20,207	23,008
6.5% 8/20/36 to 1/15/39	3,981	4,609
TOTAL GINNIE MAE		1,573,280
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,653,429)		5,777,953
Asset-Backed Securities - 0.6%
	Principal Amount (000s)	Value (000s)
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	$ 9,500	$ 9,515
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,764
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,845
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,809
Series 2013-A9 Class A9, 4% 9/8/25	4,675	5,096
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	1,617	1,618
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	4,365	4,370
Series 2014-C Class A3, 1.06% 5/15/19	9,475	9,487
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,706
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,418
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	9,475	9,468
Series 2015-1 Class A3, 1.05% 10/15/18	10,000	9,981
Hyundai Auto Receivables Trust:
Series 2013-C Class A3, 1.01% 2/15/18	4,675	4,689
Series 2015-A Class A3, 1.05% 4/15/19	9,500	9,472
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	9,500	9,504
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,861	1,864
Nissan Auto Receivables Owner Trust:
Series 2013-B Class A3, 0.84% 11/15/17	3,750	3,757
Series 2014-B Class A3, 1.11% 5/15/19	9,475	9,474
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,499
TOTAL ASSET-BACKED SECURITIES (Cost $124,532)		125,336
Commercial Mortgage Securities - 2.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.711% 5/10/45 (g)	152	152
Series 2006-3 Class A4, 5.889% 7/10/44	6,288	6,579
Series 2006-5 Class A2, 5.317% 9/10/47	1,697	1,696
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,570
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	3,939	3,958
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2006-6 Class E, 5.619% 10/10/45 (d)	$ 733	$ 101
Series 2007-3:
Class A3, 5.5907% 6/10/49 (g)	1,507	1,511
Class A4, 5.5907% 6/10/49 (g)	2,643	2,823
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,594	2,766
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(g)(h)	3,587	76
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7072% 6/11/40 (g)	16,612	17,854
Series 2006-T22 Class A4, 5.5714% 4/12/38 (g)	146	151
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	9,886
Series 2007-C6 Class A4, 5.7131% 12/10/49 (g)	9,950	10,770
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	115	116
Class A4, 5.322% 12/11/49	4,412	4,652
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,416	1,376
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7955% 12/10/49 (g)	2,805	3,050
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,419	5,679
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	2,536	2,708
Series 2007-C3 Class A4, 5.6983% 6/15/39 (g)	6,080	6,503
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	1,148	1,236
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (d)(g)	868	864
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (d)(g)	1,938	211
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,960
Series K034 Class A2, 3.531% 7/25/23	9,000	9,738
Series K013 Class A2, 3.974% 1/25/21	11,575	12,730
Series K020 Class A2, 2.373% 5/25/22	10,400	10,463
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac: - continued
Series K036 Class A2, 3.527% 10/25/23	$ 8,975	$ 9,700
Series K501 Class A2, 1.655% 11/25/16	16,800	16,992
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	20,660
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,908
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (g)	38,968	40,497
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	7,000	7,501
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,355
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,592
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	14,015
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	26,242	27,558
Series 2006-LDP8 Class A4, 5.399% 5/15/45	731	765
Series 2006-LDP9 Class A3, 5.336% 5/15/47	519	549
Series 2007-CB19 Class A4, 5.6985% 2/12/49 (g)	28,547	30,634
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (g)	8,435	9,030
Series 2007-LDPX Class A3, 5.42% 1/15/49	11,001	11,692
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (g)	3,650	3,793
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (g)	3,327	3,596
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	571	601
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,000
Series 2007-C1 Class A4, 5.424% 2/15/40	1,127	1,198
Series 2007-C2 Class A3, 5.43% 2/15/40	499	531
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	1,469	1,545
Series 2007-C7 Class A3, 5.866% 9/15/45	5,377	5,886
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4198% 1/12/44 (d)(g)	1,103	1,077
Series 2007-C1 Class A4, 5.837% 6/12/50 (g)	4,800	5,172
Series 2008-C1 Class A4, 5.69% 2/12/51	1,988	2,159
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	279	284
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-5 Class A4, 5.378% 8/12/48	$ 6,555	$ 6,939
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	2,000	2,140
Series 2007-7 Class A4, 5.7473% 6/12/50 (g)	4,438	4,777
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,268	395
Series 2007-8 Class A3, 5.8862% 8/12/49 (g)	1,094	1,188
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.313% 2/15/48	14,725	15,137
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.327% 10/15/20 (d)(g)	5	5
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	110	110
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,326
Series 2006-IQ11 Class A4, 5.6614% 10/15/42 (g)	310	317
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,902	2,038
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	170	56
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	33,271
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	16,279
Class A5, 5.5% 4/15/47	7,950	8,561
Series 2007-C32 Class A3, 5.7206% 6/15/49 (g)	8,092	8,658
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (g)	25,232	26,902
Class A5, 5.9428% 2/15/51 (g)	839	914
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,276
Series 2005-C22:
Class B, 5.3597% 12/15/44 (g)	2,812	2,784
Class F, 5.3597% 12/15/44 (d)(g)	2,115	533
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	7,395	7,616
Series 2006-C25 Class AM, 5.7121% 5/15/43 (g)	664	695
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	15,333
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $490,424)		538,719
Municipal Securities - 0.7%
	Principal Amount (000s)	Value (000s)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	$ 9,720	$ 15,702
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,583
California Gen. Oblig. 7.55% 4/1/39	15,000	23,734
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,987
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,982
Series 2011:
4.511% 3/1/15	1,590	1,591
4.961% 3/1/16	2,830	2,931
5.877% 3/1/19	2,080	2,305
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	14,207
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,727
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	7,185
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,387
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,601
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,613
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,072
Series 2010 164, 5.647% 11/1/40	5,210	6,590
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,238
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,311
TOTAL MUNICIPAL SECURITIES (Cost $122,595)		145,746
Foreign Government and Government Agency Obligations - 2.4%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	16,239
5.625% 1/7/41	11,975	11,975
5.875% 1/15/19	1,300	1,430
6% 1/17/17	3,000	3,218
Chilean Republic 3.25% 9/14/21	9,000	9,563
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Colombian Republic:
2.625% 3/15/23	$ 7,575	$ 7,170
4% 2/26/24	1,650	1,720
5% 6/15/45	2,000	2,103
5.625% 2/26/44	7,775	8,902
6.125% 1/18/41	4,750	5,759
7.375% 3/18/19	3,450	4,071
Export Development Canada:
1.25% 10/26/16	4,000	4,037
1.5% 10/3/18	1,700	1,711
Israeli State 4% 6/30/22	7,000	7,704
Italian Republic:
5.375% 6/12/17	2,375	2,588
6.875% 9/27/23	6,000	7,730
Jordanian Kingdom 1.945% 6/23/19	23,650	24,024
KfW:
0.5% 4/19/16	8,000	8,004
0.75% 3/17/17	8,000	7,994
1.875% 4/1/19	16,930	17,232
2.125% 1/17/23	12,000	12,133
2.75% 10/1/20	4,175	4,402
4% 1/27/20	3,000	3,334
4.875% 6/17/19	25,000	28,486
Korean Republic 7.125% 4/16/19	6,650	8,014
Manitoba Province:
1.3% 4/3/17	3,420	3,447
2.1% 9/6/22	1,900	1,887
New Brunswick Province 2.75% 6/15/18	4,350	4,548
Ontario Province:
1% 7/22/16	17,000	17,080
4% 10/7/19	15,000	16,483
Panamanian Republic:
4% 9/22/24	4,800	5,052
4.3% 4/29/53	5,675	5,519
5.2% 1/30/20	1,800	2,007
Peruvian Republic:
5.625% 11/18/50	3,300	4,063
6.55% 3/14/37	3,075	4,082
7.125% 3/30/19	1,900	2,271
Philippine Republic:
3.95% 1/20/40	5,100	5,374
4.2% 1/21/24	4,765	5,301
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Philippine Republic: - continued
6.375% 10/23/34	$ 10,375	$ 14,343
6.5% 1/20/20	6,144	7,350
Polish Government:
3.875% 7/16/15	4,350	4,402
5% 10/19/15	3,050	3,136
5% 3/23/22	14,500	16,494
Province of British Columbia 1.2% 4/25/17	7,600	7,647
Province of Quebec:
2.75% 8/25/21	20,000	20,685
2.875% 10/16/24	2,075	2,141
South African Republic:
5.875% 5/30/22	1,900	2,167
6.875% 5/27/19	6,750	7,743
Turkish Republic:
5.75% 3/22/24	3,000	3,345
6% 1/14/41	13,200	15,114
6.25% 9/26/22	13,225	15,070
6.75% 4/3/18	8,375	9,321
7.5% 11/7/19	2,625	3,069
United Mexican States:
3.5% 1/21/21	7,400	7,733
3.625% 3/15/22	3,000	3,128
4% 10/2/23	18,750	19,992
4.75% 3/8/44	9,700	10,329
5.55% 1/21/45	1,316	1,571
6.05% 1/11/40	4,800	6,048
Uruguay Republic:
4.125% 11/20/45	4,750	4,429
4.5% 8/14/24	3,625	3,915
5.1% 6/18/50	3,875	4,022
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $459,931)		479,851
Supranational Obligations - 1.3%

African Development Bank:
0.875% 5/15/17	1,000	999
0.875% 3/15/18	1,900	1,883
1.125% 3/15/17	1,300	1,308
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
African Development Bank: - continued
1.625% 10/2/18	$ 2,800	$ 2,827
2.375% 9/23/21	2,900	2,987
Asian Development Bank:
1.125% 3/15/17	5,000	5,031
1.5% 1/22/20	4,750	4,730
1.875% 4/12/19	12,000	12,194
1.875% 2/18/22	2,000	1,997
2.125% 11/24/21	4,825	4,879
Council of Europe Development Bank:
1% 3/7/18	1,900	1,888
2.625% 2/16/16	4,250	4,339
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,713
1.625% 9/3/15	4,750	4,780
1.75% 6/14/19	4,700	4,739
1.75% 11/26/19	2,875	2,890
2.5% 3/15/16	3,800	3,885
European Investment Bank:
0.875% 4/18/17	11,000	11,014
1.625% 6/15/17	4,640	4,715
1.625% 12/18/18	30,900	31,154
1.75% 3/15/17	5,000	5,095
1.75% 6/17/19	8,625	8,718
1.875% 3/15/19	3,000	3,049
1.875% 2/10/25	3,000	2,934
2.125% 10/15/21	2,840	2,888
2.5% 4/15/21	4,650	4,835
2.5% 10/15/24	5,725	5,910
2.875% 9/15/20	9,000	9,550
3.25% 1/29/24	2,000	2,192
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,903
1.125% 3/15/17	17,100	17,228
1.75% 10/15/19	1,375	1,390
2.125% 1/15/25	1,830	1,825
3% 10/4/23	3,575	3,871
3.875% 9/17/19	5,000	5,510
4.375% 1/24/44	4,000	5,068
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,083
1% 9/15/16	9,000	9,045
1.625% 2/10/22	3,900	3,825
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
International Bank for Reconstruction & Development: - continued
1.875% 10/7/19	$ 3,825	$ 3,889
2.25% 6/24/21	16,075	16,365
2.375% 5/26/15	12,300	12,364
2.5% 11/25/24	5,700	5,864
International Finance Corp. 1.75% 9/16/19	11,350	11,432
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $260,731)		265,785
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (e)(g) (Cost $1,176)	1,725	1,822
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $288,054)	288,054,257	288,054
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $47,479)	$ 47,479	47,479
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $19,944,346)		20,807,103
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(605,659)
NET ASSETS - 100%		$ 20,201,444
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 3/1/45	$ (3,000)	$ (3,079)
3.5% 3/1/45	(68,700)	(72,054)
4.5% 3/1/45	(1,000)	(1,085)
TOTAL TBA SALE COMMITMENTS (Proceeds $76,122)		$ (76,218)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,244,000 or 0.3% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$47,479,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 47,479
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 130
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,966,960	$ -	$ 4,966,960	$ -
U.S. Government and Government Agency Obligations	8,169,398	-	8,169,398	-
U.S. Government Agency - Mortgage Securities	5,777,953	-	5,777,953	-
Asset-Backed Securities	125,336	-	125,336	-
Commercial Mortgage Securities	538,719	-	538,125	594
Municipal Securities	145,746	-	145,746	-
Foreign Government and Government Agency Obligations	479,851	-	479,851	-
Supranational Obligations	265,785	-	265,785	-
Preferred Securities	1,822	-	1,822	-
Money Market Funds	288,054	288,054	-	-
Cash Equivalents	47,479	-	47,479	-
Total Investments in Securities:	$ 20,807,103	$ 288,054	$ 20,518,455	$ 594
Other Financial Instruments:
TBA Sale Commitments	$ (76,218)	$ -	$ (76,218)	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $47,479) - See accompanying schedule: Unaffiliated issuers (cost $19,656,292)	$ 20,519,049
Fidelity Central Funds (cost $288,054)	288,054
Total Investments (cost $19,944,346)		$ 20,807,103
Cash		6
Receivable for investments sold		42,370
Receivable for TBA sale commitments		76,122
Receivable for fund shares sold		214,672
Interest receivable		109,470
Distributions receivable from Fidelity Central Funds		15
Receivable from investment adviser for expense reductions		412
Other receivables		96
Total assets		21,250,266

Liabilities
Payable for investments purchased Regular delivery	$ 380,154
Delayed delivery	531,905
TBA sale commitments, at value	76,218
Payable for fund shares redeemed	10,090
Distributions payable	426
Accrued management fee	831
Other affiliated payables	1,611
Other payables and accrued expenses	108
Collateral on securities loaned, at value	47,479
Total liabilities		1,048,822

Net Assets		$ 20,201,444
Net Assets consist of:
Paid in capital		$ 19,342,941
Undistributed net investment income		26,925
Accumulated undistributed net realized gain (loss) on investments		(31,083)
Net unrealized appreciation (depreciation) on investments		862,661
Net Assets		$ 20,201,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($6,592,906 ÷ 557,736 shares)	$ 11.82

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,352,252 ÷ 537,420 shares)	$ 11.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,339,458 ÷ 282,523 shares)	$ 11.82

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,357,157 ÷ 114,820 shares)	$ 11.82

Class F: Net Asset Value, offering price and redemption price per share ($2,559,671 ÷ 216,559 shares)	$ 11.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 55
Interest		263,030
Income from Fidelity Central Funds		130
Total income		263,215

Expenses
Management fee	$ 4,794
Transfer agent fees	9,547
Independent trustees' compensation	41
Miscellaneous	14
Total expenses before reductions	14,396
Expense reductions	(2,152)	12,244
Net investment income (loss)		250,971
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29,851
Change in net unrealized appreciation (depreciation) on: Investment securities	155,465
Delayed delivery commitments	198
Total change in net unrealized appreciation (depreciation)		155,663
Net gain (loss)		185,514
Net increase (decrease) in net assets resulting from operations		$ 436,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 250,971	$ 434,074
Net realized gain (loss)	29,851	16,618
Change in net unrealized appreciation (depreciation)	155,663	483,301
Net increase (decrease) in net assets resulting from operations	436,485	933,993
Distributions to shareholders from net investment income	(239,322)	(416,778)
Distributions to shareholders from net realized gain	(13,325)	-
Total distributions	(252,647)	(416,778)
Share transactions - net increase (decrease)	1,413,465	2,019,795
Total increase (decrease) in net assets	1,597,303	2,537,010

Net Assets
Beginning of period	18,604,141	16,067,131
End of period (including undistributed net investment income of $26,925 and undistributed net investment income of $15,276, respectively)	$ 20,201,444	$ 18,604,141

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.04	$ 11.74	$ 11.67	$ 11.05
Income from Investment Operations
Net investment income (loss) D	.147	.286	.254	.312	.351	.373
Net realized and unrealized gain (loss)	.111	.338	(.604)	.358	.137	.613
Total from investment operations	.258	.624	(.350)	.670	.488	.986
Distributions from net investment income	(.140)	(.274)	(.246)	(.305)	(.342)	(.366)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	(.076)	-
Total distributions	(.148)	(.274)	(.330)	(.370)	(.418)	(.366)
Net asset value, end of period	$ 11.82	$ 11.71	$ 11.36	$ 12.04	$ 11.74	$ 11.67
Total ReturnB, C	2.21%	5.55%	(2.97)%	5.82%	4.32%	9.10%
Ratios to Average Net Assets E, G
Expenses before reductions	.22%A	.22%	.22%	.22%	.28%	.36%
Expenses net of fee waivers, if any	.22%A	.22%	.22%	.22%	.27%	.32%
Expenses net of all reductions	.22%A	.22%	.22%	.22%	.27%	.32%
Net investment income (loss)	2.52%A	2.48%	2.16%	2.63%	3.06%	3.32%
Supplemental Data
Net assets, end of period (in millions)	$ 6,593	$ 6,520	$ 5,338	$ 5,981	$ 7,287	$ 11,355
Portfolio turnover rateF	79% A	85%	118%	100%	106%	165%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.154	.299	.267	.321	.115
Net realized and unrealized gain (loss)	.111	.339	(.593)	.349	.301
Total from investment operations	.265	.638	(.326)	.670	.416
Distributions from net investment income	(.147)	(.288)	(.260)	(.315)	(.116)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.155)	(.288)	(.344)	(.380)	(.116)
Net asset value, end of period	$ 11.82	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	2.27%	5.68%	(2.78)%	5.82%	3.66%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%A	.17%	.17%	.17%	.17%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.12%	.17%A
Expenses net of all reductions	.10%A	.10%	.10%	.12%	.17%A
Net investment income (loss)	2.64%A	2.60%	2.27%	2.73%	3.15%A
Supplemental Data
Net assets, end of period (in millions)	$ 6,352	$ 5,778	$ 5,108	$ 4,265	$ 1,533
Portfolio turnover rateF	79% A	85%	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.156	.303	.272	.329	.118
Net realized and unrealized gain (loss)	.110	.338	(.594)	.349	.302
Total from investment operations	.266	.641	(.322)	.678	.420
Distributions from net investment income	(.148)	(.291)	(.264)	(.323)	(.120)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.156)	(.291)	(.348)	(.388)	(.120)
Net asset value, end of period	$ 11.82	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	2.29%	5.71%	(2.75)%	5.89%	3.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.07%A	.07%	.07%	.07%	.07%A
Expenses net of all reductions	.07%A	.07%	.07%	.07%	.07%A
Net investment income (loss)	2.67%A	2.63%	2.31%	2.78%	3.25%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,339	$ 3,158	$ 2,766	$ 3,121	$ 1,926
Portfolio turnover rateF	79% A	85%	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.157	.305	.274	.331	.118
Net realized and unrealized gain (loss)	.111	.339	(.594)	.349	.303
Total from investment operations	.268	.644	(.320)	.680	.421
Distributions from net investment income	(.150)	(.294)	(.266)	(.325)	(.121)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.158)	(.294)	(.350)	(.390)	(.121)
Net asset value, end of period	$ 11.82	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	2.30%	5.73%	(2.73)%	5.91%	3.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%A	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.05%A
Net investment income (loss)	2.69%A	2.65%	2.33%	2.80%	3.27%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,357	$ 947	$ 867	$ 869	$ 682
Portfolio turnover rateF	79% A	85%	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.157	.305	.273	.331	.365	.359
Net realized and unrealized gain (loss)	.111	.339	(.593)	.349	.139	.542
Total from investment operations	.268	.644	(.320)	.680	.504	.901
Distributions from net investment income	(.150)	(.294)	(.266)	(.325)	(.358)	(.351)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	(.076)	-
Total distributions	(.158)	(.294)	(.350)	(.390)	(.434)	(.351)
Net asset value, end of period	$ 11.82	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.67
Total ReturnB, C	2.30%	5.73%	(2.73)%	5.91%	4.47%	8.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%A	.05%	.05%	.05%	.12%	.22%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.12%	.22%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.12%	.22%A
Net investment income (loss)	2.69%A	2.65%	2.33%	2.80%	3.20%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 2,560	$ 2,202	$ 1,988	$ 1,361	$ 634	$ 97
Portfolio turnover rateF	79% A	85%	118%	100%	106%	165%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 926,031
Gross unrealized depreciation	(44,582)
Net unrealized appreciation (depreciation) on securities	$ 881,449

Tax cost	$ 19,925,654

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $813,516 and $209,956, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 5,572
Fidelity Advantage Class	3,644
Institutional Class	331
$ 9,547

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $194.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2015.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.10%	2,151

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Investor Class	$ 77,996	$ 137,336
Fidelity Advantage Class	75,905	131,655
Institutional Class	41,793	73,256
Fidelity Advantage Institutional Class	13,973	22,566
Class F	29,655	51,965
Total	$ 239,322	$ 416,778
From net realized gain
Investor Class	$ 4,492	$ -
Fidelity Advantage Class	4,158	-
Institutional Class	2,426	-
Fidelity Advantage Institutional Class	668	-
Class F	1,581	-
Total	$ 13,325	$ -

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Investor Class
Shares sold	54,305	155,246	$ 638,195	$ 1,791,631
Reinvestment of distributions	6,984	11,818	82,172	136,577
Shares redeemed	(60,213)	(80,218)	(709,301)	(922,306)
Net increase (decrease)	1,076	86,846	$ 11,066	$ 1,005,902
Fidelity Advantage Class
Shares sold	108,636	148,877	$ 1,275,564	$ 1,718,974
Reinvestment of distributions	6,608	11,059	77,758	127,764
Shares redeemed	(71,177)	(116,220)	(836,367)	(1,337,907)
Net increase (decrease)	44,067	43,716	$ 516,955	$ 508,831
Institutional Class
Shares sold	77,665	84,528	$ 910,982	$ 974,833
Reinvestment of distributions	3,758	6,341	44,219	73,256
Shares redeemed	(68,520)	(64,732)	(802,676)	(745,431)
Net increase (decrease)	12,903	26,137	$ 152,525	$ 302,658
Fidelity Advantage Institutional Class
Shares sold	44,344	25,850	$ 519,800	$ 297,984
Reinvestment of distributions	1,243	1,953	14,641	22,566
Shares redeemed	(11,586)	(23,330)	(136,218)	(268,139)
Net increase (decrease)	34,001	4,473	$ 398,223	$ 52,411
Class F
Shares sold	42,935	60,391	$ 504,245	$ 694,559
Reinvestment of distributions	2,654	4,494	31,236	51,921
Shares redeemed	(17,027)	(51,901)	(200,785)	(596,487)
Net increase (decrease)	28,562	12,984	$ 334,696	$ 149,993

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 39% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2014.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.22% to 0.05%. The Board considered that the chart reflects the fund's lower management fee for 2011 as if the lower fee were in effect for the entire year. The Board also considered that it had approved an amended and restated management contract for the fund (effective June 1, 2009) that lowered the fund's management fee from 0.32% to 0.22%. The Board considered that the chart reflects the fund's lower management fee for 2009 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Class F ranked below its competitive median for 2013 and the total expense ratio of Investor Class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. Lower priced share classes, including Fidelity Advantage Class, represent a large part of the mapped group.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.05%; Institutional Class: 0.07%; and Investor Class: 0.22%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.10% through October 31, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Investor Class was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UBI-USAN-0415
1.790948.111

Spartan®

U.S. Bond Index
Fund

Class F

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Investor Class	.22%
Actual		$ 1,000.00	$ 1,022.10	$ 1.10
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,022.70	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,022.90	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,023.00	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Class F	.05%
Actual		$ 1,000.00	$ 1,023.00	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 69.3%	U.S. Government and U.S. Government Agency Obligations 70.2%
AAA 4.9%	AAA 4.0%
AA 3.9%	AA 4.1%
A 10.3%	A 10.3%
BBB 12.1%	BBB 12.3%
BB and Below 0.2%	BB and Below 0.0%***
Not Rated 0.3%	Not Rated 0.3%
Short-Term Investments and Net Other Assets (1.0)%†	Short-Term Investments and Net Other Assets (1.2)%†

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	7.1	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	5.2	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Corporate Bonds 24.6%		Corporate Bonds 23.9%
	U.S. Government and U.S. Government Agency Obligations 69.3%		U.S. Government and U.S. Government Agency Obligations 70.2%
	Asset-Backed Securities 0.6%		Asset-Backed Securities 0.2%
	CMOs and Other Mortgage Related Securities 2.1%		CMOs and Other Mortgage Related Securities 2.1%
	Municipal Bonds 0.7%		Municipal Bonds 0.8%
	Other Investments 3.7%		Other Investments 4.0%
	Short-Term Investments and Net Other Assets (Liabilities) (1.0)%†		Short-Term Investments and Net Other Assets (Liabilities) (1.2)%†
* Foreign investments	8.4%	** Foreign investments	8.3%

†Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
***Amount represents less than 0.I%.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 7,650	$ 8,431
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,067
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,657
Massachusetts Institute of Technology 3.959% 7/1/38	4,725	5,034
Northwestern University 4.643% 12/1/44	3,350	4,025
President and Fellows of Harvard College 3.619% 10/1/37	1,000	1,026
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,348
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,263
University of Southern California 5.25% 10/1/2111	2,000	2,670
		21,090
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,579
6.3% 3/1/38	7,045	9,351
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,912
Starbucks Corp. 3.85% 10/1/23	1,875	2,039
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,039
5.3% 9/15/19	2,000	2,218
		21,138
Media - 1.0%
21st Century Fox America, Inc. 5.4% 10/1/43	3,875	4,748
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,582
Comcast Corp.:
3.125% 7/15/22	3,000	3,108
4.65% 7/15/42	4,000	4,524
4.75% 3/1/44	5,400	6,232
4.95% 6/15/16	1,862	1,964
5.7% 5/15/18	2,940	3,316
5.7% 7/1/19	8,500	9,818
6.4% 3/1/40	1,000	1,394
6.55% 7/1/39	3,000	4,194
6.95% 8/15/37	6,700	9,585
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,508
5.875% 10/1/19	2,905	3,327
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
6.35% 3/15/40	$ 1,000	$ 1,164
6.375% 3/1/41	2,100	2,470
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,318
4.875% 4/1/43	4,900	5,199
5.05% 6/1/20	3,200	3,556
NBCUniversal, Inc.:
3.65% 4/30/15	2,248	2,259
6.4% 4/30/40	3,000	4,126
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,836
News America, Inc.:
5.65% 8/15/20	1,000	1,154
6.15% 3/1/37	3,955	5,095
6.9% 3/1/19	2,110	2,500
6.9% 8/15/39	2,000	2,795
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,351
1.65% 9/29/17	8,000	8,011
4.7% 10/15/19	4,000	4,389
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	11,000
5.85% 5/1/17	5,801	6,324
6.75% 7/1/18	1,162	1,335
7.3% 7/1/38	4,000	5,218
8.75% 2/14/19	2,368	2,925
Time Warner, Inc.:
2.1% 6/1/19	3,000	3,015
3.15% 7/15/15	5,000	5,046
3.55% 6/1/24	3,000	3,113
4% 1/15/22	1,000	1,065
4.65% 6/1/44	3,000	3,250
5.875% 11/15/16	2,131	2,303
6.5% 11/15/36	5,724	7,460
Viacom, Inc.:
4.25% 9/1/23	7,775	8,111
4.375% 3/15/43	2,635	2,471
5.625% 9/15/19	1,000	1,128
6.125% 10/5/17	5,420	6,020
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Walt Disney Co.:
1.125% 2/15/17	$ 2,760	$ 2,776
1.85% 5/30/19	1,500	1,510
2.55% 2/15/22	2,810	2,818
4.125% 6/1/44	2,000	2,193
5.5% 3/15/19	2,000	2,286
		194,890
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	8,496
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,719
4.3% 2/15/43	4,750	4,788
Target Corp.:
3.875% 7/15/20	3,000	3,289
4% 7/1/42	7,000	7,347
5.875% 7/15/16	2,100	2,245
7% 1/15/38	1,038	1,517
		32,401
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	4,029
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,817
3.7% 4/15/22	5,500	5,731
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,152
3.75% 2/15/24	6,725	7,302
4.2% 4/1/43	1,575	1,702
4.875% 2/15/44	2,875	3,432
5.4% 3/1/16	6,400	6,710
5.875% 12/16/36	4,700	6,203
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,434
4.625% 4/15/20	2,000	2,213
4.65% 4/15/42	6,500	7,373
5.8% 4/15/40	2,000	2,605
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,933
Turlock Corp.:
1.5% 11/2/17	4,775	4,793
2.75% 11/2/22	5,725	5,771
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Turlock Corp.: - continued
4% 11/2/32	$ 1,900	$ 1,971
4.15% 11/2/42	1,900	1,970
		84,141
TOTAL CONSUMER DISCRETIONARY		362,091
CONSUMER STAPLES - 1.8%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,341
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,725
2.625% 1/17/23	2,825	2,792
4.625% 2/1/44	5,750	6,228
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	8,625	8,488
5.375% 1/15/20	1,500	1,724
8.2% 1/15/39	2,800	4,345
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,714
5.75% 10/23/17	5,185	5,770
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,798
PepsiCo, Inc.:
3.6% 8/13/42	3,000	2,869
4.25% 10/22/44	6,000	6,278
4.875% 11/1/40	2,300	2,645
7.9% 11/1/18	6,000	7,298
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,802
3.15% 11/15/20	3,700	3,921
		70,738
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,809
5.3% 12/5/43	4,391	5,395
5.75% 5/15/41	6,000	7,706
Kroger Co.:
3.9% 10/1/15	9,000	9,167
5.15% 8/1/43	2,725	3,188
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.:
1.125% 4/11/18	$ 7,900	$ 7,886
2.8% 4/15/16	6,700	6,868
3.3% 4/22/24	19,000	20,159
5.625% 4/1/40	2,000	2,587
5.625% 4/15/41	4,600	5,996
6.5% 8/15/37	8,275	11,660
Walgreen Co.:
1.8% 9/15/17	1,900	1,920
3.1% 9/15/22	2,850	2,888
		89,229
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,592
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,667
3.2% 1/25/23	11,249	11,095
General Mills, Inc.:
2.2% 10/21/19	7,000	7,024
5.65% 2/15/19	13,501	15,274
Kellogg Co.:
3.125% 5/17/22	1,875	1,924
3.25% 5/21/18	2,800	2,924
4.45% 5/30/16	2,000	2,085
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,997
5% 6/4/42	2,825	3,059
Kraft Foods, Inc. 6.875% 2/1/38	5,250	7,118
Tyson Foods, Inc. 3.95% 8/15/24	7,575	8,010
Unilever Capital Corp. 2.2% 3/6/19	7,475	7,609
		88,378
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,356
2.4% 3/1/22	5,200	5,179
2.4% 6/1/23	8,000	7,821
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,046
1.9% 11/1/19	4,000	4,030
2.3% 2/6/22	4,700	4,756
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.: - continued
3.1% 8/15/23	$ 10,000	$ 10,486
3.15% 9/1/15	4,500	4,562
		50,236
Personal Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,554
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,991
4.25% 8/9/42	9,780	9,859
9.7% 11/10/18	2,049	2,636
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,813
4.5% 3/26/20	2,000	2,234
4.875% 11/15/43	6,000	6,925
5.65% 5/16/18	6,789	7,677
6.375% 5/16/38	1,450	1,950
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,321
4.85% 9/15/23	1,800	1,988
6.75% 6/15/17	2,899	3,222
7.25% 6/15/37	7,220	9,481
		59,097
TOTAL CONSUMER STAPLES		368,232
ENERGY - 3.0%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,302
Cameron International Corp. 3.7% 6/15/24	7,575	7,458
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,595
Halliburton Co.:
6.15% 9/15/19	2,000	2,339
7.45% 9/15/39	1,500	2,162
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,493
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,561
3.05% 3/1/16	1,020	1,030
4.625% 3/1/21	1,340	1,248
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.: - continued
5.25% 3/15/42	$ 3,100	$ 2,545
Transocean, Inc.:
6% 3/15/18	7,000	6,773
6.5% 11/15/20	4,000	3,560
Weatherford International Ltd. 7% 3/15/38	5,580	5,282
		50,348
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	5,071
6.2% 3/15/40	2,000	2,476
6.45% 9/15/36	2,675	3,416
Apache Corp. 5.1% 9/1/40	3,000	3,229
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,852
2.315% 2/13/20	1,800	1,807
2.5% 11/6/22	3,000	2,922
2.521% 1/15/20	6,000	6,087
3.125% 10/1/15	2,500	2,535
3.245% 5/6/22	7,750	7,958
3.875% 3/10/15	2,000	2,001
4.5% 10/1/20	2,000	2,209
4.75% 3/10/19	1,000	1,101
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,903
5.7% 5/15/17	1,148	1,246
6.25% 3/15/38	6,850	8,094
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,618
3.8% 9/15/23	1,750	1,744
6.75% 11/15/39	2,000	2,416
Chevron Corp.:
1.104% 12/5/17	5,700	5,697
1.718% 6/24/18	7,525	7,597
1.961% 3/3/20	8,625	8,624
2.193% 11/15/19	11,400	11,583
ConocoPhillips Co.:
5.75% 2/1/19	2,902	3,322
6.5% 2/1/39	7,529	10,294
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 5,700	$ 5,537
3.875% 3/15/23	3,775	3,422
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,829
3.25% 5/15/22	4,000	4,113
5.6% 7/15/41	2,875	3,422
El Paso Natural Gas Co. 5.95% 4/15/17	926	991
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,072
5.875% 12/15/16	1,000	1,073
6.5% 4/15/18	1,000	1,120
Enbridge, Inc. 3.5% 6/10/24	2,825	2,746
Encana Corp.:
3.9% 11/15/21	4,900	5,053
6.5% 2/1/38	5,000	5,739
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,510
4.15% 10/1/20	4,500	4,706
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,959
4.85% 8/15/42	2,500	2,761
4.85% 3/15/44	5,000	5,555
5.7% 2/15/42	2,000	2,470
6.65% 4/15/18	2,000	2,284
7.55% 4/15/38	2,000	2,841
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,132
Hess Corp.:
3.5% 7/15/24	3,800	3,773
5.6% 2/15/41	3,400	3,774
8.125% 2/15/19	6,000	7,188
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,435
3.5% 9/1/23	2,000	1,980
3.95% 9/1/22	7,000	7,178
5% 3/1/43	1,000	1,004
5.625% 9/1/41	1,000	1,059
6.55% 9/15/40	3,000	3,480
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	9,071
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,397
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.:
3.5% 3/1/16	$ 1,000	$ 1,023
5.125% 3/1/21	1,000	1,124
6.5% 3/1/41	1,000	1,229
Nexen, Inc.:
5.2% 3/10/15	900	901
5.875% 3/10/35	3,710	4,398
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,026
2.7% 2/15/23	6,000	5,916
3.125% 2/15/22	2,000	2,048
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,044
3.375% 10/1/22	5,000	4,730
Petro-Canada:
6.05% 5/15/18	3,650	4,104
6.8% 5/15/38	8,445	11,298
Petrobras Global Finance BV:
3% 1/15/19	2,850	2,468
4.375% 5/20/23	4,725	3,889
6.25% 3/17/24	1,900	1,752
7.25% 3/17/44	3,000	2,712
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	6,996
6.75% 1/27/41	1,675	1,431
7.875% 3/15/19	12,228	12,380
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,457
3.5% 7/18/18	5,925	6,123
3.5% 7/23/20 (d)	11,525	11,732
3.5% 1/30/23	6,725	6,588
4.875% 1/24/22	18,010	19,136
5.5% 6/27/44	8,600	8,729
6.375% 1/23/45	3,000	3,356
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,079
5.875% 5/1/42	9,500	11,570
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	7,388
3.95% 9/15/15	2,000	2,027
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
4.9% 2/15/45	$ 1,900	$ 2,096
5.75% 1/15/20	1,000	1,136
6.125% 1/15/17	1,795	1,945
6.65% 1/15/37	2,795	3,607
Shell International Finance BV:
1.125% 8/21/17	1,375	1,378
2.375% 8/21/22	3,000	2,980
6.375% 12/15/38	4,200	5,867
Southwestern Energy Co. 4.05% 1/23/20	5,000	5,122
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,205
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,969
4.75% 3/15/24	4,825	5,374
Statoil ASA:
1.2% 1/17/18	5,575	5,556
1.95% 11/8/18	7,300	7,393
2.25% 11/8/19	8,000	8,116
3.7% 3/1/24	3,650	3,902
5.1% 8/17/40	2,000	2,400
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,724
6.85% 6/1/39	2,000	2,675
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	4,193
5.85% 2/1/37	2,000	2,100
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,545
5.75% 6/24/44	1,900	1,812
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,635
Total Capital International SA:
1.55% 6/28/17	5,000	5,051
2.1% 6/19/19	4,275	4,313
2.7% 1/25/23	1,900	1,896
2.75% 6/19/21	6,000	6,158
2.875% 2/17/22	4,175	4,248
3.75% 4/10/24	2,000	2,142
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,894
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCanada PipeLines Ltd.: - continued
3.4% 6/1/15	$ 1,000	$ 1,007
6.1% 6/1/40	6,700	8,214
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,260
Valero Energy Corp. 6.625% 6/15/37	5,420	6,790
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,421
4% 7/1/22	3,000	3,088
Williams Partners LP:
3.35% 8/15/22	2,800	2,707
3.9% 1/15/25	3,525	3,499
XTO Energy, Inc. 5.65% 4/1/16	1,189	1,255
		558,803
TOTAL ENERGY		609,151
FINANCIALS - 9.0%
Banks - 4.0%
American Express Bank FSB 6% 9/13/17	615	683
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,776
Bank of America Corp.:
2% 1/11/18	3,550	3,572
2.6% 1/15/19	3,775	3,834
2.65% 4/1/19	17,925	18,235
4% 4/1/24	9,000	9,509
4% 1/22/25	6,000	6,074
4.1% 7/24/23	7,000	7,525
4.2% 8/26/24	8,500	8,803
4.25% 10/22/26	4,000	4,092
4.5% 4/1/15	16,765	16,816
5% 5/13/21	4,000	4,491
5.7% 1/24/22	6,250	7,287
5.75% 12/1/17	5,855	6,475
5.875% 1/5/21	6,640	7,758
6.5% 8/1/16	15,000	16,082
Bank of America NA:
5.3% 3/15/17	3,500	3,756
6% 10/15/36	2,419	3,102
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of Montreal:
1.4% 9/11/17	$ 2,875	$ 2,886
2.375% 1/25/19	3,700	3,762
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,038
4.375% 1/13/21	1,000	1,105
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,700
Barclays Bank PLC 3.9% 4/7/15	6,600	6,623
Barclays PLC 2.75% 11/8/19	10,000	10,115
BB&T Corp.:
1.6% 8/15/17	5,700	5,739
2.05% 6/19/18	1,900	1,917
BNP Paribas 3.6% 2/23/16	10,380	10,657
BNP Paribas SA 2.7% 8/20/18	4,900	5,047
BPCE SA:
2.25% 1/27/20	4,000	3,999
2.5% 7/15/19	12,100	12,263
4% 4/15/24	2,000	2,143
Branch Banking & Trust Co.:
1.45% 10/3/16	2,000	2,017
3.8% 10/30/26	8,000	8,438
Capital One Bank NA 3.375% 2/15/23	2,424	2,442
Capital One NA 2.4% 9/5/19	7,000	7,023
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,812
2.5% 9/26/18	750	764
2.5% 7/29/19	7,400	7,487
2.55% 4/8/19	3,700	3,760
2.65% 3/2/15	13,899	13,899
3.375% 3/1/23	6,000	6,125
3.953% 6/15/16	1,450	1,500
4.75% 5/19/15	7,193	7,256
5.3% 5/6/44	2,000	2,237
5.5% 9/13/25	5,000	5,662
5.875% 1/30/42	4,500	5,803
6.125% 5/15/18	1,769	1,995
6.125% 8/25/36	3,650	4,421
8.125% 7/15/39	8,000	12,460
8.5% 5/22/19	1,688	2,101
Comerica, Inc.:
3% 9/16/15	1,268	1,284
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Comerica, Inc.: - continued
3.8% 7/22/26	$ 3,650	$ 3,696
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,769
1.9% 9/18/17	4,750	4,813
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,825
3.75% 1/15/16	5,425	5,561
4.375% 6/15/22	14,100	15,325
Credit Suisse AG 6% 2/15/18	15,651	17,380
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,058
3.625% 9/9/24	3,425	3,564
Discover Bank:
2% 2/21/18	7,375	7,390
4.2% 8/8/23	7,000	7,482
Export-Import Bank of Korea:
4% 1/11/17	11,380	11,920
5% 4/11/22	6,170	7,083
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,719
3.625% 1/25/16	2,000	2,048
4.5% 6/1/18	824	888
8.25% 3/1/38	2,079	3,133
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,404
5.1% 4/5/21	2,800	3,179
6.5% 9/15/37	10,500	13,543
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,659
2.625% 9/24/18	7,500	7,706
3.5% 6/23/24	7,000	7,346
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,765
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,119
2.125% 2/10/25	2,000	1,962
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,331
2% 8/15/17	7,000	7,095
2.25% 1/23/20	8,875	8,825
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
2.35% 1/28/19	$ 23,000	$ 23,328
3.15% 7/5/16	1,500	1,542
3.25% 9/23/22	4,000	4,090
3.375% 5/1/23	1,900	1,897
3.4% 6/24/15	10,710	10,804
3.875% 9/10/24	7,725	7,877
4.125% 12/15/26	5,875	6,030
4.35% 8/15/21	2,000	2,187
4.5% 1/24/22	13,000	14,373
4.625% 5/10/21	1,500	1,667
5.5% 10/15/40	5,700	6,937
5.6% 7/15/41	1,500	1,858
6.3% 4/23/19	10,000	11,615
JPMorgan Chase Bank 6% 10/1/17	7,075	7,843
KeyBank NA 2.5% 12/15/19	4,000	4,068
KeyCorp. 3.75% 8/13/15	7,000	7,101
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,822
Nordic Investment Bank 0.5% 4/14/16	8,450	8,452
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,856
PNC Bank NA 2.4% 10/18/19	4,750	4,819
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,878
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,591
6.7% 6/10/19	2,500	2,965
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,010
3.95% 11/9/22	5,300	5,505
4.5% 1/11/21	1,000	1,114
5.25% 5/24/41	3,000	3,678
Regions Bank 7.5% 5/15/18	2,000	2,313
Regions Financial Corp. 2% 5/15/18	3,650	3,629
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,568
2.3% 7/20/16	5,500	5,617
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,421
Societe Generale SA 2.625% 10/1/18	3,750	3,834
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,732
2.45% 1/16/20	5,000	5,035
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Sumitomo Mitsui Banking Corp.: - continued
2.5% 7/19/18	$ 4,351	$ 4,446
3.4% 7/11/24	5,725	5,878
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,042
2.5% 5/1/19	2,000	2,025
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,999
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,230
2.5% 7/14/16	1,200	1,228
U.S. Bancorp:
3.15% 3/4/15	5,000	5,000
4.125% 5/24/21	3,000	3,303
Wachovia Corp. 5.75% 6/15/17	2,905	3,206
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,011
2.1% 5/8/17	2,725	2,783
3.3% 9/9/24	4,625	4,751
3.45% 2/13/23	3,675	3,750
4.1% 6/3/26	3,225	3,379
4.48% 1/16/24	3,816	4,163
5.375% 11/2/43	1,850	2,193
5.606% 1/15/44	11,380	13,910
5.625% 12/11/17	5,972	6,645
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,008
2% 8/14/17	5,000	5,086
4.875% 11/19/19	3,700	4,145
Zions Bancorp. 4.5% 6/13/23	207	218
		817,393
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,728
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,195
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,008
3.5% 3/18/24	2,900	3,038
4.25% 5/24/21	6,500	7,238
Deutsche Bank AG London Branch 3.45% 3/30/15	2,000	2,004
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,912
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,904
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
2.375% 1/22/18	$ 9,950	$ 10,132
2.55% 10/23/19	11,000	11,082
2.625% 1/31/19	12,850	13,071
2.9% 7/19/18	2,800	2,882
3.3% 5/3/15	2,225	2,235
3.5% 1/23/25	5,000	5,051
3.625% 2/7/16	5,000	5,125
3.625% 1/22/23	9,000	9,309
3.85% 7/8/24	3,800	3,971
5.25% 7/27/21	4,500	5,108
5.625% 1/15/17	7,000	7,520
5.75% 1/24/22	4,300	5,028
5.95% 1/18/18	3,000	3,345
6% 6/15/20	1,650	1,923
6.15% 4/1/18	7,451	8,375
6.75% 10/1/37	14,860	19,243
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,003
Lazard Group LLC:
4.25% 11/14/20	2,650	2,822
6.85% 6/15/17	3,804	4,234
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,494
6.875% 4/25/18	6,991	8,011
Merrill Lynch &Co., Inc. 7.75% 5/14/38	4,175	6,054
Morgan Stanley:
2.125% 4/25/18	8,000	8,059
2.375% 7/23/19	7,550	7,596
2.5% 1/24/19	6,000	6,092
2.65% 1/27/20	11,000	11,092
3.7% 10/23/24	7,000	7,227
3.75% 2/25/23	6,775	7,077
3.875% 4/29/24	9,000	9,450
4.3% 1/27/45	2,000	2,055
5.45% 1/9/17	236	253
5.5% 7/28/21	3,400	3,929
5.625% 9/23/19	2,000	2,270
5.75% 1/25/21	5,000	5,813
5.95% 12/28/17	5,745	6,387
6% 4/28/15	5,666	5,712
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.375% 7/24/42	$ 2,900	$ 3,874
6.625% 4/1/18	5,055	5,750
7.25% 4/1/32	1,000	1,393
7.3% 5/13/19	3,000	3,583
State Street Corp. 2.875% 3/7/16	3,340	3,416
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,022
5.45% 5/15/19	2,000	2,272
UBS AG Stamford Branch:
5.75% 4/25/18	830	930
5.875% 12/20/17	2,034	2,271
		275,568
Consumer Finance - 1.6%
American Express Co.:
4.05% 12/3/42	11,475	11,657
7% 3/19/18	5,750	6,641
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,928
2.75% 9/15/15	5,000	5,060
American Honda Finance Corp.:
2.125% 10/10/18	6,550	6,634
2.25% 8/15/19	7,650	7,779
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,466
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,632
2% 3/5/20	3,900	3,897
2.1% 6/9/19	1,600	1,621
2.25% 12/1/19	6,600	6,685
2.75% 6/24/15	1,500	1,511
2.85% 6/1/22	4,000	4,071
Discover Financial Services:
5.2% 4/27/22	1,000	1,106
6.45% 6/12/17	2,263	2,486
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,455
2.5% 1/15/16	3,750	3,799
2.75% 5/15/15	11,400	11,457
2.875% 10/1/18	1,575	1,623
3% 6/12/17	3,000	3,101
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
3.219% 1/9/22	$ 3,500	$ 3,591
4.25% 2/3/17	7,600	8,000
4.25% 9/20/22	1,800	1,955
4.375% 8/6/23	4,000	4,369
5.875% 8/2/21	11,375	13,434
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,568
2.25% 11/9/15	6,228	6,303
2.95% 5/9/16	11,691	12,005
3.5% 6/29/15	12,081	12,204
4.65% 10/17/21	7,000	7,938
5.625% 9/15/17	7,044	7,811
5.625% 5/1/18	15,000	16,865
5.875% 1/14/38	15,625	20,321
6.375% 11/15/67 (g)	9,000	9,789
6.875% 1/10/39	4,000	5,813
HSBC Finance Corp. 5.5% 1/19/16	11,200	11,637
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,552
1.3% 3/12/18	3,675	3,671
1.95% 12/13/18	4,825	4,909
1.95% 3/4/19	9,600	9,688
2.25% 4/17/19	10,250	10,409
2.8% 1/27/23	5,000	5,053
Synchrony Financial:
2.7% 2/3/20	8,000	7,995
3% 8/15/19	5,675	5,772
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,761
2.05% 1/12/17	9,000	9,202
2.1% 1/17/19	6,000	6,100
2.125% 7/18/19	10,400	10,588
2.75% 5/17/21	2,600	2,674
		319,586
Diversified Financial Services - 0.5%
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,618
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,622
4.5% 2/11/43	2,000	2,285
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc. 5.3% 9/15/43	$ 2,800	$ 3,443
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,808
ING U.S., Inc. 5.7% 7/15/43	3,750	4,627
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,789
4% 10/15/23	3,750	4,034
International Finance Corp.:
2.25% 4/11/16	5,700	5,812
2.75% 4/20/15	6,625	6,646
KfW:
1% 1/26/18	11,500	11,459
1.75% 10/15/19	15,575	15,710
2.5% 11/20/24	10,425	10,777
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,074
Ontario Province 2% 1/30/19	5,000	5,083
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,828
		97,615
Insurance - 0.7%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,450
American International Group, Inc.:
3.375% 8/15/20	5,775	6,111
4.5% 7/16/44	8,875	9,478
4.875% 6/1/22	9,000	10,286
5.05% 10/1/15	3,000	3,075
5.85% 1/16/18	2,000	2,242
6.4% 12/15/20	2,900	3,529
Aon Corp. 3.125% 5/27/16	8,000	8,201
Aon PLC:
3.5% 6/14/24	2,000	2,047
4% 11/27/23	3,000	3,180
4.6% 6/14/44	1,600	1,710
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,465
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,089
2.35% 9/10/19	3,850	3,887
2.55% 10/15/18	5,800	5,927
3.5% 6/3/24	1,900	1,959
4.05% 10/15/23	6,775	7,239
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
4.125% 8/13/42	$ 3,900	$ 4,040
4.721% 12/15/44	5,000	5,717
5% 6/15/15	1,153	1,165
5.875% 2/6/41	2,400	3,141
7.717% 2/15/19	9,000	10,946
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,978
5.1% 8/15/43	4,000	4,522
5.4% 6/13/35	447	523
5.5% 3/15/16	421	442
5.625% 5/12/41	2,000	2,405
5.7% 12/14/36	380	458
6.2% 11/15/40	2,400	3,074
7.375% 6/15/19	3,000	3,622
8.875% 6/15/38 (g)	2,944	3,484
The Chubb Corp.:
5.75% 5/15/18	4,175	4,726
6.5% 5/15/38	3,510	4,942
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	11,453
		152,513
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,781
3.9% 6/15/23	5,650	5,804
American Tower Corp. 3.4% 2/15/19	7,475	7,655
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,899
4.125% 5/15/21	2,100	2,262
DDR Corp.:
3.375% 5/15/23	2,825	2,789
4.625% 7/15/22	1,900	2,042
Duke Realty LP:
3.625% 4/15/23	2,750	2,802
3.75% 12/1/24	5,750	5,891
5.95% 2/15/17	630	682
6.5% 1/15/18	1,000	1,125
Federal Realty Investment Trust 3% 8/1/22	4,750	4,807
HCP, Inc. 3.875% 8/15/24	7,575	7,756
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.:
2.25% 3/15/18	$ 2,470	$ 2,490
3.75% 3/15/23	8,660	8,911
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,310
6.65% 1/15/18	612	671
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,187
Omega Healthcare Investors, Inc. 4.5% 1/15/25 (d)	4,750	4,846
Simon Property Group LP:
2.8% 1/30/17	4,700	4,837
4.125% 12/1/21	3,200	3,501
5.65% 2/1/20	4,300	4,976
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,805
		85,829
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.25% 7/15/22	3,000	3,157
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,851
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,008
ERP Operating LP:
2.375% 7/1/19	5,750	5,787
3% 4/15/23	1,875	1,867
4.625% 12/15/21	5,700	6,331
Liberty Property LP:
3.375% 6/15/23	2,775	2,758
4.4% 2/15/24	7,425	7,929
4.75% 10/1/20	1,000	1,086
5.125% 3/2/15	840	840
5.5% 12/15/16	1,000	1,071
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,840
3.15% 5/15/23	4,700	4,277
4.5% 4/18/22	4,210	4,257
Regency Centers LP:
5.25% 8/1/15	2,113	2,152
5.875% 6/15/17	1,046	1,146
Tanger Properties LP:
3.75% 12/1/24	6,500	6,673
6.125% 6/1/20	4,408	5,109
Ventas Realty LP:
3.5% 2/1/25	4,000	4,033
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP: - continued
4.375% 2/1/45	$ 3,000	$ 3,027
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,783
		75,982
TOTAL FINANCIALS		1,824,486
HEALTH CARE - 2.0%
Biotechnology - 0.2%
Amgen, Inc.:
2.2% 5/22/19	11,425	11,491
2.5% 11/15/16	2,000	2,048
3.875% 11/15/21	9,600	10,303
5.15% 11/15/41	11,150	12,823
5.85% 6/1/17	2,928	3,219
		39,884
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.:
1.85% 6/15/18	8,000	8,025
4.5% 8/15/19	3,000	3,329
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,987
4.685% 12/15/44	10,180	11,116
Medtronic, Inc.:
2.5% 3/15/20 (d)	15,100	15,356
4.625% 3/15/45 (d)	10,425	11,796
		55,609
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,965
4.125% 6/1/21	7,000	7,568
4.125% 11/15/42	4,411	4,565
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,742
4.35% 11/1/42	2,000	1,976
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,485
Cigna Corp. 4% 2/15/22	4,600	5,023
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,896
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co.:
2.25% 6/15/19	$ 3,800	$ 3,801
3.9% 2/15/22	10,400	11,004
6.125% 11/15/41	3,000	3,836
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,401
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,060
McKesson Corp.:
0.95% 12/4/15	2,850	2,857
1.4% 3/15/18	4,725	4,697
3.796% 3/15/24	5,000	5,298
4.883% 3/15/44	5,000	5,719
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,021
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,042
New York & Presbyterian Hospital 4.024% 8/1/45	3,500	3,437
NYU Hospitals Center 4.784% 7/1/44	7,600	8,113
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,408
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,871
2.3% 12/15/19	8,625	8,749
2.875% 12/15/21	2,575	2,647
4.375% 3/15/42	11,800	12,981
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,580
1.875% 1/15/18	2,000	2,010
3.3% 1/15/23	2,000	2,050
4.625% 5/15/42	2,600	2,827
4.65% 1/15/43	2,000	2,182
5.8% 8/15/40	4,000	4,873
		135,684
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,883
4.15% 2/1/24	4,379	4,701
5.3% 2/1/44	5,820	6,897
		14,481
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,716
1.75% 11/6/17	5,700	5,744
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
2.9% 11/6/22	$ 5,700	$ 5,702
4.4% 11/6/42	4,775	5,027
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,048
6.45% 9/15/37	3,250	4,479
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,528
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,704
6.375% 5/15/38	7,218	9,820
Johnson & Johnson:
4.5% 12/5/43	6,625	7,861
4.85% 5/15/41	4,260	5,187
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,985
1.85% 2/10/20	9,000	8,973
2.25% 1/15/16	1,000	1,016
2.4% 9/15/22	2,000	1,992
3.6% 9/15/42	2,000	1,962
3.875% 1/15/21	1,000	1,093
5% 6/30/19	5,970	6,779
Mylan, Inc. 1.35% 11/29/16	5,295	5,287
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,770
3.7% 9/21/42	2,825	2,929
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,653
4% 11/15/23	5,000	5,238
Perrigo Finance PLC 4.9% 12/15/44	3,089	3,320
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,668
7.2% 3/15/39	5,400	7,998
Sanofi SA 1.25% 4/10/18	7,550	7,543
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,119
3.25% 10/1/22	3,000	2,965
Zoetis, Inc.:
1.875% 2/1/18	1,000	999
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23	$ 5,000	$ 4,979
4.7% 2/1/43	5,000	5,109
		158,193
TOTAL HEALTH CARE		403,851
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,593
General Dynamics Corp. 2.25% 7/15/16	2,400	2,453
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,796
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,059
4.85% 9/15/41	2,700	3,117
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,904
3.85% 4/15/45	1,875	1,835
4.75% 6/1/43	4,000	4,490
Raytheon Co.:
3.125% 10/15/20	2,000	2,079
3.15% 12/15/24	8,900	9,167
4.875% 10/15/40	1,000	1,155
The Boeing Co.:
2.5% 3/1/25	4,600	4,564
6% 3/15/19	1,000	1,163
6.875% 3/15/39	3,300	4,917
United Technologies Corp.:
3.1% 6/1/22	2,875	2,995
4.5% 4/15/20	4,000	4,477
4.5% 6/1/42	7,380	8,225
5.7% 4/15/40	2,000	2,571
6.125% 2/1/19	4,000	4,673
		74,233
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,454
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.: - continued
3.2% 2/1/25	$ 3,820	$ 3,869
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,392
		18,715
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	3,434	3,735
Continental Airlines, Inc.:
4% 4/29/26	4,450	4,683
6.648% 3/15/19	1,231	1,269
6.9% 7/2/19	320	335
		10,022
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,520
Waste Management, Inc. 2.9% 9/15/22	6,675	6,697
		11,217
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,928
Covidien International Finance SA:
2.95% 6/15/23	3,000	3,026
3.2% 6/15/22	2,150	2,224
6% 10/15/17	2,902	3,244
6.55% 10/15/37	4,250	5,960
Danaher Corp. 3.9% 6/23/21	2,900	3,157
General Electric Co.:
3.375% 3/11/24	5,500	5,834
4.5% 3/11/44	8,500	9,638
5.25% 12/6/17	18,540	20,568
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,684
		63,263
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,018
5.3% 9/15/35	7,000	8,443
Deere & Co. 5.375% 10/16/29	1,000	1,226
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	$ 5,093	$ 5,088
4.65% 11/1/44	6,000	6,388
		27,163
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,602
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,849
3.05% 3/15/22	10,000	10,266
4.375% 9/1/42	4,500	4,785
4.55% 9/1/44	3,000	3,265
4.9% 4/1/44	4,000	4,588
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,123
CSX Corp.:
3.4% 8/1/24	4,625	4,805
4.1% 3/15/44	6,775	6,983
7.375% 2/1/19	10,000	11,997
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,640
3.25% 12/1/21	5,000	5,201
3.95% 10/1/42	1,900	1,914
5.75% 1/15/16	10,000	10,438
Union Pacific Corp. 4.75% 9/15/41	2,800	3,247
		88,703
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.75% 2/1/22	3,820	3,879
TOTAL INDUSTRIALS		297,195
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	2,000	2,237
4.95% 2/15/19	3,479	3,911
5.9% 2/15/39	12,416	16,120
		22,268
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,021
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
2.375% 12/17/18	$ 3,000	$ 3,037
3.45% 8/1/24	3,650	3,787
6.55% 10/1/17	2,338	2,625
7.125% 10/1/37	2,475	3,465
		17,935
Internet Software & Services - 0.0%
Google, Inc. 3.625% 5/19/21	3,780	4,102
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,343
1.95% 7/22/16	1,500	1,529
3.625% 2/12/24	5,000	5,282
7.625% 10/15/18	13,000	15,702
Xerox Corp.:
2.75% 3/15/19	5,000	5,057
4.5% 5/15/21	4,000	4,334
5.625% 12/15/19	1,000	1,128
		44,375
Software - 0.5%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,040
2.7% 2/12/25	17,175	17,249
3.625% 12/15/23	26,150	28,452
4.2% 6/1/19	2,000	2,212
5.3% 2/8/41	1,500	1,863
Oracle Corp.:
2.25% 10/8/19	4,725	4,812
3.4% 7/8/24	4,725	4,994
4.3% 7/8/34	3,875	4,233
5.375% 7/15/40	12,500	15,452
5.75% 4/15/18	7,400	8,373
		89,680
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
2.1% 5/6/19	6,475	6,602
3.85% 5/4/43	13,000	13,134
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,001
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Hewlett-Packard Co.: - continued
3.3% 12/9/16	$ 5,250	$ 5,442
4.3% 6/1/21	2,780	2,995
6% 9/15/41	1,500	1,702
		31,876
TOTAL INFORMATION TECHNOLOGY		210,236
MATERIALS - 1.3%
Chemicals - 0.6%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,094
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,867
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,335
4.15% 2/15/43	4,000	4,097
4.625% 1/15/20	3,000	3,349
Ecolab, Inc.:
1% 8/9/15	4,750	4,760
1.45% 12/8/17	6,650	6,634
2.25% 1/12/20	3,775	3,787
5.5% 12/8/41	3,000	3,651
Lubrizol Corp. 8.875% 2/1/19	919	1,146
LYB International Finance BV:
4% 7/15/23	5,625	5,953
4.875% 3/15/44	5,850	6,293
LyondellBasell Industries NV 5% 4/15/19	3,000	3,310
Monsanto Co.:
2.125% 7/15/19	7,458	7,533
2.75% 7/15/21	6,357	6,445
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,980
3.75% 9/30/15	2,000	2,031
4.875% 3/30/20	1,500	1,672
5.625% 12/1/40	1,800	2,264
Praxair, Inc.:
2.2% 8/15/22	2,000	1,953
2.45% 2/15/22	4,650	4,650
3.25% 9/15/15	3,200	3,249
3.55% 11/7/42	2,000	1,955
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.:
3% 11/15/22	$ 4,900	$ 4,915
4.125% 11/15/21	7,700	8,320
8.55% 5/15/19	2,358	2,950
9.4% 5/15/39	3,000	4,975
The Mosaic Co. 5.625% 11/15/43	3,750	4,522
		113,690
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,944
Containers & Packaging - 0.0%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,549
Metals & Mining - 0.6%
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,937
5.25% 4/1/42	4,500	4,423
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,221
2.875% 2/24/22	9,300	9,528
5% 9/30/43	3,000	3,519
6.5% 4/1/19	2,500	2,949
Freeport-McMoRan, Inc.:
2.375% 3/15/18	10,425	10,216
3.1% 3/15/20	3,800	3,645
3.55% 3/1/22	5,125	4,691
3.875% 3/15/23	2,000	1,835
5.45% 3/15/43	3,000	2,631
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,097
6.25% 10/1/39	1,600	1,685
Nucor Corp.:
4% 8/1/23	3,000	3,153
5.2% 8/1/43	4,000	4,511
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,220
3.75% 9/20/21	3,200	3,365
6.5% 7/15/18	1,398	1,607
7.125% 7/15/28	2,000	2,684
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	3,025
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) PLC: - continued
2.875% 8/21/22	$ 6,000	$ 6,002
Southern Copper Corp. 5.25% 11/8/42	5,775	5,219
Teck Resources Ltd.:
4.75% 1/15/22	3,850	3,751
5.2% 3/1/42	5,200	4,468
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,080
5.625% 9/15/19	6,210	6,716
6.25% 1/23/17	9,395	9,993
		129,171
Paper & Forest Products - 0.1%
International Paper Co.:
3.65% 6/15/24	4,725	4,824
4.75% 2/15/22	11,500	12,736
		17,560
TOTAL MATERIALS		265,914
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,011
4.35% 6/15/45	24,760	23,367
5.55% 8/15/41	7,300	7,953
5.8% 2/15/19	4,000	4,523
6.3% 1/15/38	838	992
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	176
British Telecommunications PLC:
2% 6/22/15	7,000	7,028
9.625% 12/15/30	4,515	7,328
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,183
Orange SA:
2.125% 9/16/15	1,000	1,007
5.375% 7/8/19	4,000	4,541
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,958
5.462% 2/16/21	2,700	3,118
5.877% 7/15/19	2,000	2,317
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones S.A.U.: - continued
6.421% 6/20/16	$ 1,151	$ 1,228
7.045% 6/20/36	2,600	3,553
Verizon Communications, Inc.:
2% 11/1/16	9,600	9,742
4.4% 11/1/34	3,775	3,865
4.5% 9/15/20	23,600	25,956
4.75% 11/1/41	1,000	1,048
5.012% 8/21/54 (d)	12,557	13,118
5.15% 9/15/23	23,600	27,070
6.25% 4/1/37	3,121	3,921
6.35% 4/1/19	6,000	6,981
6.55% 9/15/43	12,516	16,469
6.9% 4/15/38	6,025	8,026
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,801
		208,280
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,381
6.125% 11/15/37	8,365	10,534
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	5,152
5.45% 10/1/43	5,775	6,830
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,984
1.5% 2/19/18	7,700	7,666
2.5% 9/26/22	3,000	2,884
2.95% 2/19/23	6,900	6,828
5.45% 6/10/19	6,000	6,802
		56,061
TOTAL TELECOMMUNICATION SERVICES		264,341
UTILITIES - 1.8%
Electric Utilities - 1.3%
Alabama Power Co.:
4.15% 8/15/44	4,650	5,103
5.2% 6/1/41	3,850	4,766
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
AmerenUE:
3.9% 9/15/42	$ 3,700	$ 3,947
6.4% 6/15/17	2,959	3,280
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,019
2.95% 12/15/22	4,000	4,011
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,982
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,446
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,889
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,463
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,296
3.4% 9/1/21	1,000	1,055
5.8% 3/15/18	9,945	11,204
Dayton Power & Light Co. 1.875% 9/15/16	3,750	3,791
Detroit Edison Co. 2.65% 6/15/22	8,000	8,043
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	4,035
5.25% 1/15/18	4,355	4,827
6% 1/15/38	3,450	4,680
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,733
3.75% 4/15/24	6,000	6,406
3.95% 10/15/23	2,443	2,649
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	2,004
4.375% 3/30/44	2,000	2,260
Edison International 3.75% 9/15/17	3,000	3,177
FirstEnergy Solutions Corp. 6.8% 8/15/39	2,875	3,083
Florida Power & Light Co. 3.25% 6/1/24	4,725	4,990
Hydro-Quebec:
1.375% 6/19/17	1,000	1,008
2% 6/30/16	7,310	7,440
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,837
Mississippi Power Co. 4.25% 3/15/42	1,840	1,903
Nevada Power Co. 6.5% 8/1/18	1,555	1,798
Northern States Power Co.:
3.4% 8/15/42	2,000	1,968
4.125% 5/15/44	4,500	4,985
5.25% 3/1/18	10,500	11,696
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.:
2.45% 8/15/22	$ 4,000	$ 3,945
3.75% 8/15/42	5,900	5,830
5.4% 1/15/40	4,000	4,920
PacifiCorp:
3.6% 4/1/24	4,000	4,260
6% 1/15/39	6,193	8,426
Pennsylvania Electric Co. 6.05% 9/1/17	757	839
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,313
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,759
4.2% 6/15/22	2,000	2,169
4.7% 6/1/43	1,800	1,981
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,903
6% 12/1/39	5,200	6,849
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,007
3.65% 9/1/42	2,825	2,847
4% 6/1/44	5,000	5,388
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,514
6.55% 5/15/36	5,500	7,774
TECO Finance, Inc. 4% 3/15/16	2,875	2,964
Virginia Electric & Power Co.:
3.45% 2/15/24	2,750	2,924
4.45% 2/15/44	2,750	3,147
5% 6/30/19	5,000	5,608
6% 5/15/37	2,000	2,700
Wisconsin Electric Power Co.:
4.25% 6/1/44	4,700	5,240
6.25% 12/1/15	2,983	3,105
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,120
		250,306
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	2,088
Southern Natural Gas Co. 5.9% 4/1/17 (d)	438	473
		2,561
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	$ 3,364	$ 3,793
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,284
CMS Energy Corp. 4.875% 3/1/44	5,000	5,785
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,209
4.45% 3/15/44	8,000	9,001
5.5% 12/1/39	2,500	3,120
Consumers Energy Co. 2.85% 5/15/22	6,650	6,781
Delmarva Power & Light 4% 6/1/42	4,000	4,230
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,007
2.5% 12/1/19	6,700	6,803
2.5566% 9/30/66 (g)	1,000	930
4.9% 8/1/41	2,000	2,276
7.5% 6/30/66 (g)	1,000	1,035
MidAmerican Energy Holdings, Co.:
4.5% 2/1/45	3,000	3,319
5.15% 11/15/43	1,650	1,999
5.75% 4/1/18	3,750	4,215
6.5% 9/15/37	7,605	10,467
National Grid PLC 6.3% 8/1/16	1,463	1,579
NiSource Finance Corp.:
4.8% 2/15/44	5,500	6,305
5.25% 9/15/17	835	913
5.45% 9/15/20	5,111	5,850
6.25% 12/15/40	2,453	3,203
6.4% 3/15/18	1,532	1,745
PG&E Corp. 2.4% 3/1/19	2,406	2,424
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,155
Sempra Energy:
2.875% 10/1/22	3,000	3,005
4.05% 12/1/23	5,000	5,396
6% 10/15/39	1,000	1,311
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
6.5% 6/1/16	$ 3,000	$ 3,207
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,228	4,249
		108,596
TOTAL UTILITIES		361,463
TOTAL NONCONVERTIBLE BONDS (Cost $4,640,127)		4,966,960
U.S. Government and Government Agency Obligations - 40.5%

U.S. Government Agency Obligations - 3.0%
Fannie Mae:
0.5% 3/30/16	28,500	28,540
0.875% 10/26/17	32,907	32,850
1.625% 1/21/20	10,000	9,988
1.75% 11/26/19	9,606	9,679
1.875% 9/18/18	15,050	15,366
2.625% 9/6/24	4,000	4,114
5% 3/15/16	28,200	29,562
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,342
0.875% 5/24/17	15,825	15,879
1% 6/21/17	35,300	35,455
1.125% 4/25/18	54,675	54,586
5% 11/17/17	33,300	36,863
5.5% 7/15/36	1,500	2,086
Freddie Mac:
0.5% 5/13/16	30,000	30,042
0.875% 10/14/16	24,375	24,478
1% 6/29/17	2,660	2,672
1% 9/29/17	32,075	32,136
1.375% 5/1/20	14,000	13,815
1.75% 9/10/15	20,385	20,548
2.375% 1/13/22	13,000	13,341
3.75% 3/27/19	2,300	2,513
4.875% 6/13/18	66,960	74,850
6.25% 7/15/32	7,700	11,388
6.75% 3/15/31	26,000	39,391
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
5.25% 9/15/39	$ 20,000	$ 25,912
5.375% 4/1/56	5,395	7,215
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		601,611
U.S. Treasury Obligations - 37.5%
U.S. Treasury Bonds:
2.5% 2/15/45	2,630	2,578
3% 11/15/44	39,050	42,354
3.125% 8/15/44	52,230	57,881
3.375% 5/15/44	72,390	83,899
3.5% 2/15/39	8,315	9,752
3.625% 8/15/43	26,640	32,241
3.625% 2/15/44	67,570	81,802
3.75% 11/15/43	44,780	55,394
3.875% 8/15/40	30,080	37,529
4.25% 5/15/39	26,000	34,078
4.25% 11/15/40	811	1,072
4.375% 2/15/38	8,200	10,876
4.375% 11/15/39	100	134
4.375% 5/15/40	8,000	10,719
4.375% 5/15/41	57,765	78,132
4.5% 2/15/36	44,220	59,652
4.5% 5/15/38	15,000	20,235
4.5% 8/15/39	39,000	52,967
4.625% 2/15/40	21,500	29,783
4.75% 2/15/37	9,420	13,114
4.75% 2/15/41	54,830	78,051
5% 5/15/37	11,000	15,839
5.375% 2/15/31	53,470	75,372
6.25% 5/15/30	86,360	130,390
8.75% 5/15/17	8,000	9,406
8.875% 8/15/17	5,000	5,981
8.875% 2/15/19	6,960	9,021
9% 11/15/18	4,000	5,132
9.125% 5/15/18	3,000	3,766
U.S. Treasury Notes:
0.25% 8/15/15	31,845	31,865
0.25% 12/15/15	3	3
0.25% 4/15/16	112,580	112,492
0.25% 5/15/16	70,330	70,253
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.375% 10/31/16	$ 9,870	$ 9,845
0.5% 6/15/16	41,060	41,118
0.5% 8/31/16	39,100	39,131
0.5% 2/28/17	56,690	56,553
0.625% 7/15/16	147,580	148,007
0.625% 8/15/16	37,000	37,098
0.625% 11/15/16	18,700	18,725
0.625% 12/15/16	122,260	122,394
0.625% 2/15/17	176,910	176,869
0.625% 5/31/17	31,820	31,733
0.75% 1/15/17	7,700	7,723
0.75% 3/15/17	66,400	66,530
0.875% 9/15/16	15,010	15,101
0.875% 11/30/16	71,530	71,927
0.875% 12/31/16	12,063	12,129
0.875% 1/31/17	26,650	26,785
0.875% 2/28/17	109,294	109,789
0.875% 4/15/17	146,720	147,305
0.875% 5/15/17	49,260	49,433
0.875% 6/15/17	112,340	112,647
0.875% 7/15/17	100,740	100,921
0.875% 8/15/17	82,420	82,484
0.875% 10/15/17	206,880	206,718
0.875% 11/15/17	33,950	33,892
0.875% 1/15/18	17,070	17,018
1% 8/31/16	100,010	100,830
1% 9/30/16	46,030	46,418
1% 10/31/16	86,750	87,435
1% 3/31/17	45,115	45,411
1% 9/15/17	64,200	64,416
1% 12/15/17	112,860	113,001
1% 2/15/18	96,230	96,222
1.125% 4/30/20	201,330	197,209
1.25% 8/31/15	74,230	74,636
1.25% 10/31/18	45,190	45,201
1.25% 11/30/18	47,480	47,454
1.25% 1/31/19	14,670	14,634
1.25% 4/30/19	1,150	1,144
1.25% 1/31/20 (c)	60,610	59,886
1.375% 6/30/18	31,800	32,048
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 7/31/18	$ 1,175	$ 1,183
1.375% 9/30/18	126,860	127,534
1.375% 2/28/19	98,500	98,646
1.375% 1/31/20	20,920	20,797
1.375% 2/29/20	59,520	59,157
1.5% 6/30/16	86,270	87,524
1.5% 7/31/16	31,340	31,810
1.5% 8/31/18	252,040	254,600
1.5% 12/31/18	4,060	4,092
1.5% 1/31/19	37,180	37,450
1.5% 2/28/19	32,250	32,467
1.5% 3/31/19	12,800	12,869
1.5% 10/31/19	36,700	36,743
1.5% 11/30/19	51,090	51,130
1.5% 1/31/22	36,930	36,174
1.625% 4/30/19	4,980	5,032
1.625% 7/31/19	43,010	43,376
1.625% 8/31/19	100,350	101,181
1.625% 12/31/19	8,990	9,045
1.75% 5/31/16	13,840	14,075
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,374
1.75% 10/31/20	9,960	10,015
1.875% 9/30/17	11,325	11,610
1.875% 10/31/17	40,860	41,885
1.875% 6/30/20	24,290	24,681
1.875% 11/30/21	81,260	81,647
2% 4/30/16	49,100	50,044
2% 11/30/20	31,910	32,488
2% 2/28/21	26,380	26,813
2% 5/31/21	40,290	40,875
2% 8/31/21	108,300	109,721
2% 10/31/21	29,700	30,071
2% 2/15/25	60,450	60,455
2.125% 2/29/16	134,950	137,396
2.125% 8/31/20	49,753	51,082
2.125% 1/31/21	3,060	3,135
2.125% 6/30/21	7,260	7,420
2.125% 8/15/21	90,750	92,693
2.125% 9/30/21	43,640	44,557
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 12/31/21	$ 19,320	$ 19,720
2.25% 3/31/16	54,000	55,131
2.25% 11/30/17	11,000	11,388
2.25% 4/30/21	42,310	43,579
2.25% 7/31/21	31,690	32,616
2.25% 11/15/24	102,690	104,928
2.375% 8/15/24	78,790	81,363
2.5% 8/15/23	97,170	101,611
2.5% 5/15/24	95,500	99,656
2.625% 2/29/16	13,600	13,915
2.625% 4/30/18	10,200	10,688
2.625% 8/15/20	141,000	148,568
2.625% 11/15/20	94,180	99,110
2.75% 11/30/16	25,000	25,955
2.75% 12/31/17	3,000	3,149
2.75% 11/15/23	102,790	109,503
2.75% 2/15/24	135,610	144,446
3% 8/31/16	12,402	12,877
3% 9/30/16	22,000	22,870
3.125% 10/31/16	23,900	24,927
3.125% 5/15/21	50,876	55,034
3.25% 5/31/16	14,200	14,705
3.25% 12/31/16	25,000	26,211
3.375% 11/15/19	27,740	30,159
3.5% 2/15/18	4,000	4,290
3.5% 5/15/20	81,800	89,782
3.625% 2/15/20	59,600	65,704
3.625% 2/15/21	39,800	44,159
3.875% 5/15/18	8,000	8,705
4% 8/15/18	22,000	24,130
4.25% 11/15/17	16,000	17,420
4.5% 5/15/17	13,000	14,073
4.625% 11/15/16	15,000	16,038
4.625% 2/15/17	14,000	15,092
5.125% 5/15/16	13,100	13,845
TOTAL U.S. TREASURY OBLIGATIONS		7,567,787
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,855,868)		8,169,398
U.S. Government Agency - Mortgage Securities - 28.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 16.6%
2.044% 11/1/34 (g)	$ 13,000	$ 13,712
2.412% 11/1/34 (g)	1,055	1,130
2.5% 3/1/27 to 8/1/43	256,659	262,693
2.5% 3/1/30 (f)	2,000	2,049
2.5% 3/1/30 (f)	7,000	7,171
3% 11/1/20 to 1/1/44	685,860	705,871
3% 3/1/30 (f)	6,000	6,282
3% 3/1/30 (f)	8,000	8,376
3% 3/1/45 (f)	2,000	2,038
3% 3/1/45 (f)	11,000	11,206
3.131% 4/1/41 (g)	7,721	8,209
3.5% 10/1/18 to 2/1/45	688,538	724,545
3.5% 3/1/30 (f)	3,000	3,181
3.5% 3/1/45 (f)	26,000	27,247
3.5% 3/1/45 (f)	31,000	32,487
4% 3/1/15 to 1/1/45	600,141	643,855
4% 3/1/45 (f)	33,200	35,490
4% 3/1/45 (f)	74,800	79,960
4% 3/1/45 (f)	11,000	11,759
4.5% 1/1/19 to 12/1/44	289,524	315,255
4.5% 3/1/45 (f)	2,000	2,173
5% 12/1/20 to 11/1/44	167,278	185,480
5% 3/1/45 (f)	4,000	4,437
5% 3/1/45 (f)	1,000	1,109
5.5% 8/1/17 to 9/1/41	118,889	133,957
5.5% 3/1/45 (f)	1,000	1,124
6% 2/1/23 to 7/1/41	83,176	94,815
6.5% 3/1/22 to 6/1/40	30,015	34,703
TOTAL FANNIE MAE		3,360,314
Freddie Mac - 4.2%
1.849% 3/1/36 (g)	6,358	6,659
2.353% 12/1/35 (g)	5,748	6,145
2.465% 9/1/37 (g)	1,710	1,831
2.5% 5/1/23 to 10/1/29	49,332	50,676
3% 3/1/27 to 1/1/45	164,450	169,542
3.5% 9/1/18 to 9/1/43	157,952	165,954
3.5% 3/1/45 (f)	2,400	2,511
4% 3/1/26 to 10/1/44	122,028	131,096
4.47% 3/1/35 (g)	2,464	2,635
4.5% 6/1/25 to 12/1/44	151,734	165,178
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5% 4/1/23 to 9/1/40	$ 80,383	$ 89,120
5.5% 5/1/23 to 1/1/41	44,114	49,524
6% 4/1/32 to 8/1/37	2,166	2,479
6.5% 8/1/36 to 12/1/37	883	1,009
TOTAL FREDDIE MAC		844,359
Ginnie Mae - 7.8%
2.5% 10/20/42 to 3/20/44	8,471	8,390
3% 4/15/42 to 2/20/45	252,402	259,654
3% 3/1/45 (f)	3,000	3,079
3% 3/1/45 (f)	6,000	6,158
3.5% 10/15/40 to 2/20/45	266,733	280,595
3.5% 3/1/45 (f)	37,300	39,121
3.5% 3/1/45 (f)	41,700	43,736
3.5% 3/1/45 (f)	12,000	12,586
3.5% 3/1/45 (f)	39,100	41,009
3.5% 3/1/45 (f)	16,000	16,781
3.5% 4/1/45 (f)	68,700	71,880
4% 1/15/25 to 11/20/44	271,126	290,292
4% 3/1/45 (f)	33,600	35,734
4% 3/1/45 (f)	7,700	8,189
4% 3/1/45 (f)	4,000	4,254
4% 3/1/45 (f)	8,000	8,508
4.5% 9/15/33 to 9/20/42	218,332	238,294
4.5% 3/1/45 (f)	1,000	1,085
5% 4/20/38 to 8/20/44	114,076	128,119
5.5% 10/20/32 to 5/20/44	41,515	47,094
5.5% 3/1/45 (f)	1,000	1,105
6% 5/20/34 to 12/15/40	20,207	23,008
6.5% 8/20/36 to 1/15/39	3,981	4,609
TOTAL GINNIE MAE		1,573,280
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,653,429)		5,777,953
Asset-Backed Securities - 0.6%
	Principal Amount (000s)	Value (000s)
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	$ 9,500	$ 9,515
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,764
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,845
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,809
Series 2013-A9 Class A9, 4% 9/8/25	4,675	5,096
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	1,617	1,618
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	4,365	4,370
Series 2014-C Class A3, 1.06% 5/15/19	9,475	9,487
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,706
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,418
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	9,475	9,468
Series 2015-1 Class A3, 1.05% 10/15/18	10,000	9,981
Hyundai Auto Receivables Trust:
Series 2013-C Class A3, 1.01% 2/15/18	4,675	4,689
Series 2015-A Class A3, 1.05% 4/15/19	9,500	9,472
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	9,500	9,504
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,861	1,864
Nissan Auto Receivables Owner Trust:
Series 2013-B Class A3, 0.84% 11/15/17	3,750	3,757
Series 2014-B Class A3, 1.11% 5/15/19	9,475	9,474
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,499
TOTAL ASSET-BACKED SECURITIES (Cost $124,532)		125,336
Commercial Mortgage Securities - 2.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.711% 5/10/45 (g)	152	152
Series 2006-3 Class A4, 5.889% 7/10/44	6,288	6,579
Series 2006-5 Class A2, 5.317% 9/10/47	1,697	1,696
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,570
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	3,939	3,958
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2006-6 Class E, 5.619% 10/10/45 (d)	$ 733	$ 101
Series 2007-3:
Class A3, 5.5907% 6/10/49 (g)	1,507	1,511
Class A4, 5.5907% 6/10/49 (g)	2,643	2,823
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,594	2,766
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(g)(h)	3,587	76
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7072% 6/11/40 (g)	16,612	17,854
Series 2006-T22 Class A4, 5.5714% 4/12/38 (g)	146	151
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	9,886
Series 2007-C6 Class A4, 5.7131% 12/10/49 (g)	9,950	10,770
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	115	116
Class A4, 5.322% 12/11/49	4,412	4,652
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,416	1,376
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7955% 12/10/49 (g)	2,805	3,050
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,419	5,679
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	2,536	2,708
Series 2007-C3 Class A4, 5.6983% 6/15/39 (g)	6,080	6,503
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	1,148	1,236
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (d)(g)	868	864
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (d)(g)	1,938	211
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,960
Series K034 Class A2, 3.531% 7/25/23	9,000	9,738
Series K013 Class A2, 3.974% 1/25/21	11,575	12,730
Series K020 Class A2, 2.373% 5/25/22	10,400	10,463
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac: - continued
Series K036 Class A2, 3.527% 10/25/23	$ 8,975	$ 9,700
Series K501 Class A2, 1.655% 11/25/16	16,800	16,992
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	20,660
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,908
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (g)	38,968	40,497
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	7,000	7,501
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,355
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,592
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	14,015
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	26,242	27,558
Series 2006-LDP8 Class A4, 5.399% 5/15/45	731	765
Series 2006-LDP9 Class A3, 5.336% 5/15/47	519	549
Series 2007-CB19 Class A4, 5.6985% 2/12/49 (g)	28,547	30,634
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (g)	8,435	9,030
Series 2007-LDPX Class A3, 5.42% 1/15/49	11,001	11,692
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (g)	3,650	3,793
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (g)	3,327	3,596
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	571	601
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,000
Series 2007-C1 Class A4, 5.424% 2/15/40	1,127	1,198
Series 2007-C2 Class A3, 5.43% 2/15/40	499	531
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	1,469	1,545
Series 2007-C7 Class A3, 5.866% 9/15/45	5,377	5,886
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4198% 1/12/44 (d)(g)	1,103	1,077
Series 2007-C1 Class A4, 5.837% 6/12/50 (g)	4,800	5,172
Series 2008-C1 Class A4, 5.69% 2/12/51	1,988	2,159
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	279	284
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-5 Class A4, 5.378% 8/12/48	$ 6,555	$ 6,939
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	2,000	2,140
Series 2007-7 Class A4, 5.7473% 6/12/50 (g)	4,438	4,777
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,268	395
Series 2007-8 Class A3, 5.8862% 8/12/49 (g)	1,094	1,188
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.313% 2/15/48	14,725	15,137
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.327% 10/15/20 (d)(g)	5	5
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	110	110
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,326
Series 2006-IQ11 Class A4, 5.6614% 10/15/42 (g)	310	317
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,902	2,038
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	170	56
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	33,271
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	16,279
Class A5, 5.5% 4/15/47	7,950	8,561
Series 2007-C32 Class A3, 5.7206% 6/15/49 (g)	8,092	8,658
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (g)	25,232	26,902
Class A5, 5.9428% 2/15/51 (g)	839	914
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,276
Series 2005-C22:
Class B, 5.3597% 12/15/44 (g)	2,812	2,784
Class F, 5.3597% 12/15/44 (d)(g)	2,115	533
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	7,395	7,616
Series 2006-C25 Class AM, 5.7121% 5/15/43 (g)	664	695
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	15,333
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $490,424)		538,719
Municipal Securities - 0.7%
	Principal Amount (000s)	Value (000s)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	$ 9,720	$ 15,702
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,583
California Gen. Oblig. 7.55% 4/1/39	15,000	23,734
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,987
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,982
Series 2011:
4.511% 3/1/15	1,590	1,591
4.961% 3/1/16	2,830	2,931
5.877% 3/1/19	2,080	2,305
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	14,207
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,727
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	7,185
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,387
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,601
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,613
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,072
Series 2010 164, 5.647% 11/1/40	5,210	6,590
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,238
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,311
TOTAL MUNICIPAL SECURITIES (Cost $122,595)		145,746
Foreign Government and Government Agency Obligations - 2.4%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	16,239
5.625% 1/7/41	11,975	11,975
5.875% 1/15/19	1,300	1,430
6% 1/17/17	3,000	3,218
Chilean Republic 3.25% 9/14/21	9,000	9,563
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Colombian Republic:
2.625% 3/15/23	$ 7,575	$ 7,170
4% 2/26/24	1,650	1,720
5% 6/15/45	2,000	2,103
5.625% 2/26/44	7,775	8,902
6.125% 1/18/41	4,750	5,759
7.375% 3/18/19	3,450	4,071
Export Development Canada:
1.25% 10/26/16	4,000	4,037
1.5% 10/3/18	1,700	1,711
Israeli State 4% 6/30/22	7,000	7,704
Italian Republic:
5.375% 6/12/17	2,375	2,588
6.875% 9/27/23	6,000	7,730
Jordanian Kingdom 1.945% 6/23/19	23,650	24,024
KfW:
0.5% 4/19/16	8,000	8,004
0.75% 3/17/17	8,000	7,994
1.875% 4/1/19	16,930	17,232
2.125% 1/17/23	12,000	12,133
2.75% 10/1/20	4,175	4,402
4% 1/27/20	3,000	3,334
4.875% 6/17/19	25,000	28,486
Korean Republic 7.125% 4/16/19	6,650	8,014
Manitoba Province:
1.3% 4/3/17	3,420	3,447
2.1% 9/6/22	1,900	1,887
New Brunswick Province 2.75% 6/15/18	4,350	4,548
Ontario Province:
1% 7/22/16	17,000	17,080
4% 10/7/19	15,000	16,483
Panamanian Republic:
4% 9/22/24	4,800	5,052
4.3% 4/29/53	5,675	5,519
5.2% 1/30/20	1,800	2,007
Peruvian Republic:
5.625% 11/18/50	3,300	4,063
6.55% 3/14/37	3,075	4,082
7.125% 3/30/19	1,900	2,271
Philippine Republic:
3.95% 1/20/40	5,100	5,374
4.2% 1/21/24	4,765	5,301
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Philippine Republic: - continued
6.375% 10/23/34	$ 10,375	$ 14,343
6.5% 1/20/20	6,144	7,350
Polish Government:
3.875% 7/16/15	4,350	4,402
5% 10/19/15	3,050	3,136
5% 3/23/22	14,500	16,494
Province of British Columbia 1.2% 4/25/17	7,600	7,647
Province of Quebec:
2.75% 8/25/21	20,000	20,685
2.875% 10/16/24	2,075	2,141
South African Republic:
5.875% 5/30/22	1,900	2,167
6.875% 5/27/19	6,750	7,743
Turkish Republic:
5.75% 3/22/24	3,000	3,345
6% 1/14/41	13,200	15,114
6.25% 9/26/22	13,225	15,070
6.75% 4/3/18	8,375	9,321
7.5% 11/7/19	2,625	3,069
United Mexican States:
3.5% 1/21/21	7,400	7,733
3.625% 3/15/22	3,000	3,128
4% 10/2/23	18,750	19,992
4.75% 3/8/44	9,700	10,329
5.55% 1/21/45	1,316	1,571
6.05% 1/11/40	4,800	6,048
Uruguay Republic:
4.125% 11/20/45	4,750	4,429
4.5% 8/14/24	3,625	3,915
5.1% 6/18/50	3,875	4,022
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $459,931)		479,851
Supranational Obligations - 1.3%

African Development Bank:
0.875% 5/15/17	1,000	999
0.875% 3/15/18	1,900	1,883
1.125% 3/15/17	1,300	1,308
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
African Development Bank: - continued
1.625% 10/2/18	$ 2,800	$ 2,827
2.375% 9/23/21	2,900	2,987
Asian Development Bank:
1.125% 3/15/17	5,000	5,031
1.5% 1/22/20	4,750	4,730
1.875% 4/12/19	12,000	12,194
1.875% 2/18/22	2,000	1,997
2.125% 11/24/21	4,825	4,879
Council of Europe Development Bank:
1% 3/7/18	1,900	1,888
2.625% 2/16/16	4,250	4,339
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,713
1.625% 9/3/15	4,750	4,780
1.75% 6/14/19	4,700	4,739
1.75% 11/26/19	2,875	2,890
2.5% 3/15/16	3,800	3,885
European Investment Bank:
0.875% 4/18/17	11,000	11,014
1.625% 6/15/17	4,640	4,715
1.625% 12/18/18	30,900	31,154
1.75% 3/15/17	5,000	5,095
1.75% 6/17/19	8,625	8,718
1.875% 3/15/19	3,000	3,049
1.875% 2/10/25	3,000	2,934
2.125% 10/15/21	2,840	2,888
2.5% 4/15/21	4,650	4,835
2.5% 10/15/24	5,725	5,910
2.875% 9/15/20	9,000	9,550
3.25% 1/29/24	2,000	2,192
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,903
1.125% 3/15/17	17,100	17,228
1.75% 10/15/19	1,375	1,390
2.125% 1/15/25	1,830	1,825
3% 10/4/23	3,575	3,871
3.875% 9/17/19	5,000	5,510
4.375% 1/24/44	4,000	5,068
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,083
1% 9/15/16	9,000	9,045
1.625% 2/10/22	3,900	3,825
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
International Bank for Reconstruction & Development: - continued
1.875% 10/7/19	$ 3,825	$ 3,889
2.25% 6/24/21	16,075	16,365
2.375% 5/26/15	12,300	12,364
2.5% 11/25/24	5,700	5,864
International Finance Corp. 1.75% 9/16/19	11,350	11,432
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $260,731)		265,785
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (e)(g) (Cost $1,176)	1,725	1,822
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $288,054)	288,054,257	288,054
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $47,479)	$ 47,479	47,479
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $19,944,346)		20,807,103
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(605,659)
NET ASSETS - 100%		$ 20,201,444
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 3/1/45	$ (3,000)	$ (3,079)
3.5% 3/1/45	(68,700)	(72,054)
4.5% 3/1/45	(1,000)	(1,085)
TOTAL TBA SALE COMMITMENTS (Proceeds $76,122)		$ (76,218)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,244,000 or 0.3% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$47,479,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 47,479
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 130
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,966,960	$ -	$ 4,966,960	$ -
U.S. Government and Government Agency Obligations	8,169,398	-	8,169,398	-
U.S. Government Agency - Mortgage Securities	5,777,953	-	5,777,953	-
Asset-Backed Securities	125,336	-	125,336	-
Commercial Mortgage Securities	538,719	-	538,125	594
Municipal Securities	145,746	-	145,746	-
Foreign Government and Government Agency Obligations	479,851	-	479,851	-
Supranational Obligations	265,785	-	265,785	-
Preferred Securities	1,822	-	1,822	-
Money Market Funds	288,054	288,054	-	-
Cash Equivalents	47,479	-	47,479	-
Total Investments in Securities:	$ 20,807,103	$ 288,054	$ 20,518,455	$ 594
Other Financial Instruments:
TBA Sale Commitments	$ (76,218)	$ -	$ (76,218)	$ -
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $47,479) - See accompanying schedule: Unaffiliated issuers (cost $19,656,292)	$ 20,519,049
Fidelity Central Funds (cost $288,054)	288,054
Total Investments (cost $19,944,346)		$ 20,807,103
Cash		6
Receivable for investments sold		42,370
Receivable for TBA sale commitments		76,122
Receivable for fund shares sold		214,672
Interest receivable		109,470
Distributions receivable from Fidelity Central Funds		15
Receivable from investment adviser for expense reductions		412
Other receivables		96
Total assets		21,250,266

Liabilities
Payable for investments purchased Regular delivery	$ 380,154
Delayed delivery	531,905
TBA sale commitments, at value	76,218
Payable for fund shares redeemed	10,090
Distributions payable	426
Accrued management fee	831
Other affiliated payables	1,611
Other payables and accrued expenses	108
Collateral on securities loaned, at value	47,479
Total liabilities		1,048,822

Net Assets		$ 20,201,444
Net Assets consist of:
Paid in capital		$ 19,342,941
Undistributed net investment income		26,925
Accumulated undistributed net realized gain (loss) on investments		(31,083)
Net unrealized appreciation (depreciation) on investments		862,661
Net Assets		$ 20,201,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($6,592,906 ÷ 557,736 shares)	$ 11.82

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,352,252 ÷ 537,420 shares)	$ 11.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,339,458 ÷ 282,523 shares)	$ 11.82

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,357,157 ÷ 114,820 shares)	$ 11.82

Class F: Net Asset Value, offering price and redemption price per share ($2,559,671 ÷ 216,559 shares)	$ 11.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 55
Interest		263,030
Income from Fidelity Central Funds		130
Total income		263,215

Expenses
Management fee	$ 4,794
Transfer agent fees	9,547
Independent trustees' compensation	41
Miscellaneous	14
Total expenses before reductions	14,396
Expense reductions	(2,152)	12,244
Net investment income (loss)		250,971
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29,851
Change in net unrealized appreciation (depreciation) on: Investment securities	155,465
Delayed delivery commitments	198
Total change in net unrealized appreciation (depreciation)		155,663
Net gain (loss)		185,514
Net increase (decrease) in net assets resulting from operations		$ 436,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 250,971	$ 434,074
Net realized gain (loss)	29,851	16,618
Change in net unrealized appreciation (depreciation)	155,663	483,301
Net increase (decrease) in net assets resulting from operations	436,485	933,993
Distributions to shareholders from net investment income	(239,322)	(416,778)
Distributions to shareholders from net realized gain	(13,325)	-
Total distributions	(252,647)	(416,778)
Share transactions - net increase (decrease)	1,413,465	2,019,795
Total increase (decrease) in net assets	1,597,303	2,537,010

Net Assets
Beginning of period	18,604,141	16,067,131
End of period (including undistributed net investment income of $26,925 and undistributed net investment income of $15,276, respectively)	$ 20,201,444	$ 18,604,141

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.04	$ 11.74	$ 11.67	$ 11.05
Income from Investment Operations
Net investment income (loss) D	.147	.286	.254	.312	.351	.373
Net realized and unrealized gain (loss)	.111	.338	(.604)	.358	.137	.613
Total from investment operations	.258	.624	(.350)	.670	.488	.986
Distributions from net investment income	(.140)	(.274)	(.246)	(.305)	(.342)	(.366)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	(.076)	-
Total distributions	(.148)	(.274)	(.330)	(.370)	(.418)	(.366)
Net asset value, end of period	$ 11.82	$ 11.71	$ 11.36	$ 12.04	$ 11.74	$ 11.67
Total ReturnB, C	2.21%	5.55%	(2.97)%	5.82%	4.32%	9.10%
Ratios to Average Net Assets E, G
Expenses before reductions	.22%A	.22%	.22%	.22%	.28%	.36%
Expenses net of fee waivers, if any	.22%A	.22%	.22%	.22%	.27%	.32%
Expenses net of all reductions	.22%A	.22%	.22%	.22%	.27%	.32%
Net investment income (loss)	2.52%A	2.48%	2.16%	2.63%	3.06%	3.32%
Supplemental Data
Net assets, end of period (in millions)	$ 6,593	$ 6,520	$ 5,338	$ 5,981	$ 7,287	$ 11,355
Portfolio turnover rateF	79% A	85%	118%	100%	106%	165%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.154	.299	.267	.321	.115
Net realized and unrealized gain (loss)	.111	.339	(.593)	.349	.301
Total from investment operations	.265	.638	(.326)	.670	.416
Distributions from net investment income	(.147)	(.288)	(.260)	(.315)	(.116)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.155)	(.288)	(.344)	(.380)	(.116)
Net asset value, end of period	$ 11.82	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	2.27%	5.68%	(2.78)%	5.82%	3.66%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%A	.17%	.17%	.17%	.17%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.12%	.17%A
Expenses net of all reductions	.10%A	.10%	.10%	.12%	.17%A
Net investment income (loss)	2.64%A	2.60%	2.27%	2.73%	3.15%A
Supplemental Data
Net assets, end of period (in millions)	$ 6,352	$ 5,778	$ 5,108	$ 4,265	$ 1,533
Portfolio turnover rateF	79% A	85%	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.156	.303	.272	.329	.118
Net realized and unrealized gain (loss)	.110	.338	(.594)	.349	.302
Total from investment operations	.266	.641	(.322)	.678	.420
Distributions from net investment income	(.148)	(.291)	(.264)	(.323)	(.120)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.156)	(.291)	(.348)	(.388)	(.120)
Net asset value, end of period	$ 11.82	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	2.29%	5.71%	(2.75)%	5.89%	3.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.07%A	.07%	.07%	.07%	.07%A
Expenses net of all reductions	.07%A	.07%	.07%	.07%	.07%A
Net investment income (loss)	2.67%A	2.63%	2.31%	2.78%	3.25%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,339	$ 3,158	$ 2,766	$ 3,121	$ 1,926
Portfolio turnover rateF	79% A	85%	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.157	.305	.274	.331	.118
Net realized and unrealized gain (loss)	.111	.339	(.594)	.349	.303
Total from investment operations	.268	.644	(.320)	.680	.421
Distributions from net investment income	(.150)	(.294)	(.266)	(.325)	(.121)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.158)	(.294)	(.350)	(.390)	(.121)
Net asset value, end of period	$ 11.82	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	2.30%	5.73%	(2.73)%	5.91%	3.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%A	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.05%A
Net investment income (loss)	2.69%A	2.65%	2.33%	2.80%	3.27%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,357	$ 947	$ 867	$ 869	$ 682
Portfolio turnover rateF	79% A	85%	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.157	.305	.273	.331	.365	.359
Net realized and unrealized gain (loss)	.111	.339	(.593)	.349	.139	.542
Total from investment operations	.268	.644	(.320)	.680	.504	.901
Distributions from net investment income	(.150)	(.294)	(.266)	(.325)	(.358)	(.351)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	(.076)	-
Total distributions	(.158)	(.294)	(.350)	(.390)	(.434)	(.351)
Net asset value, end of period	$ 11.82	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.67
Total ReturnB, C	2.30%	5.73%	(2.73)%	5.91%	4.47%	8.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%A	.05%	.05%	.05%	.12%	.22%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.12%	.22%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.12%	.22%A
Net investment income (loss)	2.69%A	2.65%	2.33%	2.80%	3.20%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 2,560	$ 2,202	$ 1,988	$ 1,361	$ 634	$ 97
Portfolio turnover rateF	79% A	85%	118%	100%	106%	165%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 926,031
Gross unrealized depreciation	(44,582)
Net unrealized appreciation (depreciation) on securities	$ 881,449

Tax cost	$ 19,925,654

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $813,516 and $209,956, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 5,572
Fidelity Advantage Class	3,644
Institutional Class	331
$ 9,547

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $194.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2015.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.10%	2,151

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Investor Class	$ 77,996	$ 137,336
Fidelity Advantage Class	75,905	131,655
Institutional Class	41,793	73,256
Fidelity Advantage Institutional Class	13,973	22,566
Class F	29,655	51,965
Total	$ 239,322	$ 416,778
From net realized gain
Investor Class	$ 4,492	$ -
Fidelity Advantage Class	4,158	-
Institutional Class	2,426	-
Fidelity Advantage Institutional Class	668	-
Class F	1,581	-
Total	$ 13,325	$ -

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Investor Class
Shares sold	54,305	155,246	$ 638,195	$ 1,791,631
Reinvestment of distributions	6,984	11,818	82,172	136,577
Shares redeemed	(60,213)	(80,218)	(709,301)	(922,306)
Net increase (decrease)	1,076	86,846	$ 11,066	$ 1,005,902
Fidelity Advantage Class
Shares sold	108,636	148,877	$ 1,275,564	$ 1,718,974
Reinvestment of distributions	6,608	11,059	77,758	127,764
Shares redeemed	(71,177)	(116,220)	(836,367)	(1,337,907)
Net increase (decrease)	44,067	43,716	$ 516,955	$ 508,831
Institutional Class
Shares sold	77,665	84,528	$ 910,982	$ 974,833
Reinvestment of distributions	3,758	6,341	44,219	73,256
Shares redeemed	(68,520)	(64,732)	(802,676)	(745,431)
Net increase (decrease)	12,903	26,137	$ 152,525	$ 302,658
Fidelity Advantage Institutional Class
Shares sold	44,344	25,850	$ 519,800	$ 297,984
Reinvestment of distributions	1,243	1,953	14,641	22,566
Shares redeemed	(11,586)	(23,330)	(136,218)	(268,139)
Net increase (decrease)	34,001	4,473	$ 398,223	$ 52,411
Class F
Shares sold	42,935	60,391	$ 504,245	$ 694,559
Reinvestment of distributions	2,654	4,494	31,236	51,921
Shares redeemed	(17,027)	(51,901)	(200,785)	(596,487)
Net increase (decrease)	28,562	12,984	$ 334,696	$ 149,993

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 39% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2014.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.22% to 0.05%. The Board considered that the chart reflects the fund's lower management fee for 2011 as if the lower fee were in effect for the entire year. The Board also considered that it had approved an amended and restated management contract for the fund (effective June 1, 2009) that lowered the fund's management fee from 0.32% to 0.22%. The Board considered that the chart reflects the fund's lower management fee for 2009 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Class F ranked below its competitive median for 2013 and the total expense ratio of Investor Class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. Lower priced share classes, including Fidelity Advantage Class, represent a large part of the mapped group.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.05%; Institutional Class: 0.07%; and Investor Class: 0.22%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.10% through October 31, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Investor Class was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UBI-F-SANN-0415
1.899041.105

Spartan®

U.S. Bond Index

Fund

Institutional Class

Fidelity Advantage® Institutional

Class

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Investor Class	.22%
Actual		$ 1,000.00	$ 1,022.10	$ 1.10
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,022.70	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,022.90	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,023.00	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Class F	.05%
Actual		$ 1,000.00	$ 1,023.00	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 69.3%	U.S. Government and U.S. Government Agency Obligations 70.2%
AAA 4.9%	AAA 4.0%
AA 3.9%	AA 4.1%
A 10.3%	A 10.3%
BBB 12.1%	BBB 12.3%
BB and Below 0.2%	BB and Below 0.0%***
Not Rated 0.3%	Not Rated 0.3%
Short-Term Investments and Net Other Assets (1.0)%†	Short-Term Investments and Net Other Assets (1.2)%†

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	7.1	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	5.2	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Corporate Bonds 24.6%		Corporate Bonds 23.9%
	U.S. Government and U.S. Government Agency Obligations 69.3%		U.S. Government and U.S. Government Agency Obligations 70.2%
	Asset-Backed Securities 0.6%		Asset-Backed Securities 0.2%
	CMOs and Other Mortgage Related Securities 2.1%		CMOs and Other Mortgage Related Securities 2.1%
	Municipal Bonds 0.7%		Municipal Bonds 0.8%
	Other Investments 3.7%		Other Investments 4.0%
	Short-Term Investments and Net Other Assets (Liabilities) (1.0)%†		Short-Term Investments and Net Other Assets (Liabilities) (1.2)%†
* Foreign investments	8.4%	** Foreign investments	8.3%

†Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
***Amount represents less than 0.I%.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 7,650	$ 8,431
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,067
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,657
Massachusetts Institute of Technology 3.959% 7/1/38	4,725	5,034
Northwestern University 4.643% 12/1/44	3,350	4,025
President and Fellows of Harvard College 3.619% 10/1/37	1,000	1,026
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,348
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,263
University of Southern California 5.25% 10/1/2111	2,000	2,670
		21,090
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,579
6.3% 3/1/38	7,045	9,351
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,912
Starbucks Corp. 3.85% 10/1/23	1,875	2,039
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,039
5.3% 9/15/19	2,000	2,218
		21,138
Media - 1.0%
21st Century Fox America, Inc. 5.4% 10/1/43	3,875	4,748
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,582
Comcast Corp.:
3.125% 7/15/22	3,000	3,108
4.65% 7/15/42	4,000	4,524
4.75% 3/1/44	5,400	6,232
4.95% 6/15/16	1,862	1,964
5.7% 5/15/18	2,940	3,316
5.7% 7/1/19	8,500	9,818
6.4% 3/1/40	1,000	1,394
6.55% 7/1/39	3,000	4,194
6.95% 8/15/37	6,700	9,585
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,508
5.875% 10/1/19	2,905	3,327
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
6.35% 3/15/40	$ 1,000	$ 1,164
6.375% 3/1/41	2,100	2,470
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,318
4.875% 4/1/43	4,900	5,199
5.05% 6/1/20	3,200	3,556
NBCUniversal, Inc.:
3.65% 4/30/15	2,248	2,259
6.4% 4/30/40	3,000	4,126
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,836
News America, Inc.:
5.65% 8/15/20	1,000	1,154
6.15% 3/1/37	3,955	5,095
6.9% 3/1/19	2,110	2,500
6.9% 8/15/39	2,000	2,795
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,351
1.65% 9/29/17	8,000	8,011
4.7% 10/15/19	4,000	4,389
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	11,000
5.85% 5/1/17	5,801	6,324
6.75% 7/1/18	1,162	1,335
7.3% 7/1/38	4,000	5,218
8.75% 2/14/19	2,368	2,925
Time Warner, Inc.:
2.1% 6/1/19	3,000	3,015
3.15% 7/15/15	5,000	5,046
3.55% 6/1/24	3,000	3,113
4% 1/15/22	1,000	1,065
4.65% 6/1/44	3,000	3,250
5.875% 11/15/16	2,131	2,303
6.5% 11/15/36	5,724	7,460
Viacom, Inc.:
4.25% 9/1/23	7,775	8,111
4.375% 3/15/43	2,635	2,471
5.625% 9/15/19	1,000	1,128
6.125% 10/5/17	5,420	6,020
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Walt Disney Co.:
1.125% 2/15/17	$ 2,760	$ 2,776
1.85% 5/30/19	1,500	1,510
2.55% 2/15/22	2,810	2,818
4.125% 6/1/44	2,000	2,193
5.5% 3/15/19	2,000	2,286
		194,890
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	8,496
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,719
4.3% 2/15/43	4,750	4,788
Target Corp.:
3.875% 7/15/20	3,000	3,289
4% 7/1/42	7,000	7,347
5.875% 7/15/16	2,100	2,245
7% 1/15/38	1,038	1,517
		32,401
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	4,029
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,817
3.7% 4/15/22	5,500	5,731
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,152
3.75% 2/15/24	6,725	7,302
4.2% 4/1/43	1,575	1,702
4.875% 2/15/44	2,875	3,432
5.4% 3/1/16	6,400	6,710
5.875% 12/16/36	4,700	6,203
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,434
4.625% 4/15/20	2,000	2,213
4.65% 4/15/42	6,500	7,373
5.8% 4/15/40	2,000	2,605
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,933
Turlock Corp.:
1.5% 11/2/17	4,775	4,793
2.75% 11/2/22	5,725	5,771
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Turlock Corp.: - continued
4% 11/2/32	$ 1,900	$ 1,971
4.15% 11/2/42	1,900	1,970
		84,141
TOTAL CONSUMER DISCRETIONARY		362,091
CONSUMER STAPLES - 1.8%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,341
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,725
2.625% 1/17/23	2,825	2,792
4.625% 2/1/44	5,750	6,228
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	8,625	8,488
5.375% 1/15/20	1,500	1,724
8.2% 1/15/39	2,800	4,345
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,714
5.75% 10/23/17	5,185	5,770
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,798
PepsiCo, Inc.:
3.6% 8/13/42	3,000	2,869
4.25% 10/22/44	6,000	6,278
4.875% 11/1/40	2,300	2,645
7.9% 11/1/18	6,000	7,298
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,802
3.15% 11/15/20	3,700	3,921
		70,738
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,809
5.3% 12/5/43	4,391	5,395
5.75% 5/15/41	6,000	7,706
Kroger Co.:
3.9% 10/1/15	9,000	9,167
5.15% 8/1/43	2,725	3,188
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.:
1.125% 4/11/18	$ 7,900	$ 7,886
2.8% 4/15/16	6,700	6,868
3.3% 4/22/24	19,000	20,159
5.625% 4/1/40	2,000	2,587
5.625% 4/15/41	4,600	5,996
6.5% 8/15/37	8,275	11,660
Walgreen Co.:
1.8% 9/15/17	1,900	1,920
3.1% 9/15/22	2,850	2,888
		89,229
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,592
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,667
3.2% 1/25/23	11,249	11,095
General Mills, Inc.:
2.2% 10/21/19	7,000	7,024
5.65% 2/15/19	13,501	15,274
Kellogg Co.:
3.125% 5/17/22	1,875	1,924
3.25% 5/21/18	2,800	2,924
4.45% 5/30/16	2,000	2,085
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,997
5% 6/4/42	2,825	3,059
Kraft Foods, Inc. 6.875% 2/1/38	5,250	7,118
Tyson Foods, Inc. 3.95% 8/15/24	7,575	8,010
Unilever Capital Corp. 2.2% 3/6/19	7,475	7,609
		88,378
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,356
2.4% 3/1/22	5,200	5,179
2.4% 6/1/23	8,000	7,821
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,046
1.9% 11/1/19	4,000	4,030
2.3% 2/6/22	4,700	4,756
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.: - continued
3.1% 8/15/23	$ 10,000	$ 10,486
3.15% 9/1/15	4,500	4,562
		50,236
Personal Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,554
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,991
4.25% 8/9/42	9,780	9,859
9.7% 11/10/18	2,049	2,636
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,813
4.5% 3/26/20	2,000	2,234
4.875% 11/15/43	6,000	6,925
5.65% 5/16/18	6,789	7,677
6.375% 5/16/38	1,450	1,950
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,321
4.85% 9/15/23	1,800	1,988
6.75% 6/15/17	2,899	3,222
7.25% 6/15/37	7,220	9,481
		59,097
TOTAL CONSUMER STAPLES		368,232
ENERGY - 3.0%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,302
Cameron International Corp. 3.7% 6/15/24	7,575	7,458
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,595
Halliburton Co.:
6.15% 9/15/19	2,000	2,339
7.45% 9/15/39	1,500	2,162
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,493
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,561
3.05% 3/1/16	1,020	1,030
4.625% 3/1/21	1,340	1,248
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.: - continued
5.25% 3/15/42	$ 3,100	$ 2,545
Transocean, Inc.:
6% 3/15/18	7,000	6,773
6.5% 11/15/20	4,000	3,560
Weatherford International Ltd. 7% 3/15/38	5,580	5,282
		50,348
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	5,071
6.2% 3/15/40	2,000	2,476
6.45% 9/15/36	2,675	3,416
Apache Corp. 5.1% 9/1/40	3,000	3,229
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,852
2.315% 2/13/20	1,800	1,807
2.5% 11/6/22	3,000	2,922
2.521% 1/15/20	6,000	6,087
3.125% 10/1/15	2,500	2,535
3.245% 5/6/22	7,750	7,958
3.875% 3/10/15	2,000	2,001
4.5% 10/1/20	2,000	2,209
4.75% 3/10/19	1,000	1,101
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,903
5.7% 5/15/17	1,148	1,246
6.25% 3/15/38	6,850	8,094
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,618
3.8% 9/15/23	1,750	1,744
6.75% 11/15/39	2,000	2,416
Chevron Corp.:
1.104% 12/5/17	5,700	5,697
1.718% 6/24/18	7,525	7,597
1.961% 3/3/20	8,625	8,624
2.193% 11/15/19	11,400	11,583
ConocoPhillips Co.:
5.75% 2/1/19	2,902	3,322
6.5% 2/1/39	7,529	10,294
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 5,700	$ 5,537
3.875% 3/15/23	3,775	3,422
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,829
3.25% 5/15/22	4,000	4,113
5.6% 7/15/41	2,875	3,422
El Paso Natural Gas Co. 5.95% 4/15/17	926	991
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,072
5.875% 12/15/16	1,000	1,073
6.5% 4/15/18	1,000	1,120
Enbridge, Inc. 3.5% 6/10/24	2,825	2,746
Encana Corp.:
3.9% 11/15/21	4,900	5,053
6.5% 2/1/38	5,000	5,739
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,510
4.15% 10/1/20	4,500	4,706
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,959
4.85% 8/15/42	2,500	2,761
4.85% 3/15/44	5,000	5,555
5.7% 2/15/42	2,000	2,470
6.65% 4/15/18	2,000	2,284
7.55% 4/15/38	2,000	2,841
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,132
Hess Corp.:
3.5% 7/15/24	3,800	3,773
5.6% 2/15/41	3,400	3,774
8.125% 2/15/19	6,000	7,188
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,435
3.5% 9/1/23	2,000	1,980
3.95% 9/1/22	7,000	7,178
5% 3/1/43	1,000	1,004
5.625% 9/1/41	1,000	1,059
6.55% 9/15/40	3,000	3,480
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	9,071
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,397
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.:
3.5% 3/1/16	$ 1,000	$ 1,023
5.125% 3/1/21	1,000	1,124
6.5% 3/1/41	1,000	1,229
Nexen, Inc.:
5.2% 3/10/15	900	901
5.875% 3/10/35	3,710	4,398
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,026
2.7% 2/15/23	6,000	5,916
3.125% 2/15/22	2,000	2,048
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,044
3.375% 10/1/22	5,000	4,730
Petro-Canada:
6.05% 5/15/18	3,650	4,104
6.8% 5/15/38	8,445	11,298
Petrobras Global Finance BV:
3% 1/15/19	2,850	2,468
4.375% 5/20/23	4,725	3,889
6.25% 3/17/24	1,900	1,752
7.25% 3/17/44	3,000	2,712
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	6,996
6.75% 1/27/41	1,675	1,431
7.875% 3/15/19	12,228	12,380
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,457
3.5% 7/18/18	5,925	6,123
3.5% 7/23/20 (d)	11,525	11,732
3.5% 1/30/23	6,725	6,588
4.875% 1/24/22	18,010	19,136
5.5% 6/27/44	8,600	8,729
6.375% 1/23/45	3,000	3,356
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,079
5.875% 5/1/42	9,500	11,570
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	7,388
3.95% 9/15/15	2,000	2,027
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
4.9% 2/15/45	$ 1,900	$ 2,096
5.75% 1/15/20	1,000	1,136
6.125% 1/15/17	1,795	1,945
6.65% 1/15/37	2,795	3,607
Shell International Finance BV:
1.125% 8/21/17	1,375	1,378
2.375% 8/21/22	3,000	2,980
6.375% 12/15/38	4,200	5,867
Southwestern Energy Co. 4.05% 1/23/20	5,000	5,122
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,205
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,969
4.75% 3/15/24	4,825	5,374
Statoil ASA:
1.2% 1/17/18	5,575	5,556
1.95% 11/8/18	7,300	7,393
2.25% 11/8/19	8,000	8,116
3.7% 3/1/24	3,650	3,902
5.1% 8/17/40	2,000	2,400
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,724
6.85% 6/1/39	2,000	2,675
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	4,193
5.85% 2/1/37	2,000	2,100
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,545
5.75% 6/24/44	1,900	1,812
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,635
Total Capital International SA:
1.55% 6/28/17	5,000	5,051
2.1% 6/19/19	4,275	4,313
2.7% 1/25/23	1,900	1,896
2.75% 6/19/21	6,000	6,158
2.875% 2/17/22	4,175	4,248
3.75% 4/10/24	2,000	2,142
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,894
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCanada PipeLines Ltd.: - continued
3.4% 6/1/15	$ 1,000	$ 1,007
6.1% 6/1/40	6,700	8,214
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,260
Valero Energy Corp. 6.625% 6/15/37	5,420	6,790
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,421
4% 7/1/22	3,000	3,088
Williams Partners LP:
3.35% 8/15/22	2,800	2,707
3.9% 1/15/25	3,525	3,499
XTO Energy, Inc. 5.65% 4/1/16	1,189	1,255
		558,803
TOTAL ENERGY		609,151
FINANCIALS - 9.0%
Banks - 4.0%
American Express Bank FSB 6% 9/13/17	615	683
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,776
Bank of America Corp.:
2% 1/11/18	3,550	3,572
2.6% 1/15/19	3,775	3,834
2.65% 4/1/19	17,925	18,235
4% 4/1/24	9,000	9,509
4% 1/22/25	6,000	6,074
4.1% 7/24/23	7,000	7,525
4.2% 8/26/24	8,500	8,803
4.25% 10/22/26	4,000	4,092
4.5% 4/1/15	16,765	16,816
5% 5/13/21	4,000	4,491
5.7% 1/24/22	6,250	7,287
5.75% 12/1/17	5,855	6,475
5.875% 1/5/21	6,640	7,758
6.5% 8/1/16	15,000	16,082
Bank of America NA:
5.3% 3/15/17	3,500	3,756
6% 10/15/36	2,419	3,102
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of Montreal:
1.4% 9/11/17	$ 2,875	$ 2,886
2.375% 1/25/19	3,700	3,762
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,038
4.375% 1/13/21	1,000	1,105
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,700
Barclays Bank PLC 3.9% 4/7/15	6,600	6,623
Barclays PLC 2.75% 11/8/19	10,000	10,115
BB&T Corp.:
1.6% 8/15/17	5,700	5,739
2.05% 6/19/18	1,900	1,917
BNP Paribas 3.6% 2/23/16	10,380	10,657
BNP Paribas SA 2.7% 8/20/18	4,900	5,047
BPCE SA:
2.25% 1/27/20	4,000	3,999
2.5% 7/15/19	12,100	12,263
4% 4/15/24	2,000	2,143
Branch Banking & Trust Co.:
1.45% 10/3/16	2,000	2,017
3.8% 10/30/26	8,000	8,438
Capital One Bank NA 3.375% 2/15/23	2,424	2,442
Capital One NA 2.4% 9/5/19	7,000	7,023
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,812
2.5% 9/26/18	750	764
2.5% 7/29/19	7,400	7,487
2.55% 4/8/19	3,700	3,760
2.65% 3/2/15	13,899	13,899
3.375% 3/1/23	6,000	6,125
3.953% 6/15/16	1,450	1,500
4.75% 5/19/15	7,193	7,256
5.3% 5/6/44	2,000	2,237
5.5% 9/13/25	5,000	5,662
5.875% 1/30/42	4,500	5,803
6.125% 5/15/18	1,769	1,995
6.125% 8/25/36	3,650	4,421
8.125% 7/15/39	8,000	12,460
8.5% 5/22/19	1,688	2,101
Comerica, Inc.:
3% 9/16/15	1,268	1,284
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Comerica, Inc.: - continued
3.8% 7/22/26	$ 3,650	$ 3,696
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,769
1.9% 9/18/17	4,750	4,813
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,825
3.75% 1/15/16	5,425	5,561
4.375% 6/15/22	14,100	15,325
Credit Suisse AG 6% 2/15/18	15,651	17,380
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,058
3.625% 9/9/24	3,425	3,564
Discover Bank:
2% 2/21/18	7,375	7,390
4.2% 8/8/23	7,000	7,482
Export-Import Bank of Korea:
4% 1/11/17	11,380	11,920
5% 4/11/22	6,170	7,083
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,719
3.625% 1/25/16	2,000	2,048
4.5% 6/1/18	824	888
8.25% 3/1/38	2,079	3,133
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,404
5.1% 4/5/21	2,800	3,179
6.5% 9/15/37	10,500	13,543
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,659
2.625% 9/24/18	7,500	7,706
3.5% 6/23/24	7,000	7,346
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,765
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,119
2.125% 2/10/25	2,000	1,962
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,331
2% 8/15/17	7,000	7,095
2.25% 1/23/20	8,875	8,825
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
2.35% 1/28/19	$ 23,000	$ 23,328
3.15% 7/5/16	1,500	1,542
3.25% 9/23/22	4,000	4,090
3.375% 5/1/23	1,900	1,897
3.4% 6/24/15	10,710	10,804
3.875% 9/10/24	7,725	7,877
4.125% 12/15/26	5,875	6,030
4.35% 8/15/21	2,000	2,187
4.5% 1/24/22	13,000	14,373
4.625% 5/10/21	1,500	1,667
5.5% 10/15/40	5,700	6,937
5.6% 7/15/41	1,500	1,858
6.3% 4/23/19	10,000	11,615
JPMorgan Chase Bank 6% 10/1/17	7,075	7,843
KeyBank NA 2.5% 12/15/19	4,000	4,068
KeyCorp. 3.75% 8/13/15	7,000	7,101
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,822
Nordic Investment Bank 0.5% 4/14/16	8,450	8,452
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,856
PNC Bank NA 2.4% 10/18/19	4,750	4,819
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,878
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,591
6.7% 6/10/19	2,500	2,965
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,010
3.95% 11/9/22	5,300	5,505
4.5% 1/11/21	1,000	1,114
5.25% 5/24/41	3,000	3,678
Regions Bank 7.5% 5/15/18	2,000	2,313
Regions Financial Corp. 2% 5/15/18	3,650	3,629
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,568
2.3% 7/20/16	5,500	5,617
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,421
Societe Generale SA 2.625% 10/1/18	3,750	3,834
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,732
2.45% 1/16/20	5,000	5,035
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Sumitomo Mitsui Banking Corp.: - continued
2.5% 7/19/18	$ 4,351	$ 4,446
3.4% 7/11/24	5,725	5,878
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,042
2.5% 5/1/19	2,000	2,025
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,999
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,230
2.5% 7/14/16	1,200	1,228
U.S. Bancorp:
3.15% 3/4/15	5,000	5,000
4.125% 5/24/21	3,000	3,303
Wachovia Corp. 5.75% 6/15/17	2,905	3,206
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,011
2.1% 5/8/17	2,725	2,783
3.3% 9/9/24	4,625	4,751
3.45% 2/13/23	3,675	3,750
4.1% 6/3/26	3,225	3,379
4.48% 1/16/24	3,816	4,163
5.375% 11/2/43	1,850	2,193
5.606% 1/15/44	11,380	13,910
5.625% 12/11/17	5,972	6,645
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,008
2% 8/14/17	5,000	5,086
4.875% 11/19/19	3,700	4,145
Zions Bancorp. 4.5% 6/13/23	207	218
		817,393
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,728
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,195
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,008
3.5% 3/18/24	2,900	3,038
4.25% 5/24/21	6,500	7,238
Deutsche Bank AG London Branch 3.45% 3/30/15	2,000	2,004
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,912
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,904
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
2.375% 1/22/18	$ 9,950	$ 10,132
2.55% 10/23/19	11,000	11,082
2.625% 1/31/19	12,850	13,071
2.9% 7/19/18	2,800	2,882
3.3% 5/3/15	2,225	2,235
3.5% 1/23/25	5,000	5,051
3.625% 2/7/16	5,000	5,125
3.625% 1/22/23	9,000	9,309
3.85% 7/8/24	3,800	3,971
5.25% 7/27/21	4,500	5,108
5.625% 1/15/17	7,000	7,520
5.75% 1/24/22	4,300	5,028
5.95% 1/18/18	3,000	3,345
6% 6/15/20	1,650	1,923
6.15% 4/1/18	7,451	8,375
6.75% 10/1/37	14,860	19,243
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,003
Lazard Group LLC:
4.25% 11/14/20	2,650	2,822
6.85% 6/15/17	3,804	4,234
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,494
6.875% 4/25/18	6,991	8,011
Merrill Lynch &Co., Inc. 7.75% 5/14/38	4,175	6,054
Morgan Stanley:
2.125% 4/25/18	8,000	8,059
2.375% 7/23/19	7,550	7,596
2.5% 1/24/19	6,000	6,092
2.65% 1/27/20	11,000	11,092
3.7% 10/23/24	7,000	7,227
3.75% 2/25/23	6,775	7,077
3.875% 4/29/24	9,000	9,450
4.3% 1/27/45	2,000	2,055
5.45% 1/9/17	236	253
5.5% 7/28/21	3,400	3,929
5.625% 9/23/19	2,000	2,270
5.75% 1/25/21	5,000	5,813
5.95% 12/28/17	5,745	6,387
6% 4/28/15	5,666	5,712
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.375% 7/24/42	$ 2,900	$ 3,874
6.625% 4/1/18	5,055	5,750
7.25% 4/1/32	1,000	1,393
7.3% 5/13/19	3,000	3,583
State Street Corp. 2.875% 3/7/16	3,340	3,416
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,022
5.45% 5/15/19	2,000	2,272
UBS AG Stamford Branch:
5.75% 4/25/18	830	930
5.875% 12/20/17	2,034	2,271
		275,568
Consumer Finance - 1.6%
American Express Co.:
4.05% 12/3/42	11,475	11,657
7% 3/19/18	5,750	6,641
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,928
2.75% 9/15/15	5,000	5,060
American Honda Finance Corp.:
2.125% 10/10/18	6,550	6,634
2.25% 8/15/19	7,650	7,779
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,466
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,632
2% 3/5/20	3,900	3,897
2.1% 6/9/19	1,600	1,621
2.25% 12/1/19	6,600	6,685
2.75% 6/24/15	1,500	1,511
2.85% 6/1/22	4,000	4,071
Discover Financial Services:
5.2% 4/27/22	1,000	1,106
6.45% 6/12/17	2,263	2,486
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,455
2.5% 1/15/16	3,750	3,799
2.75% 5/15/15	11,400	11,457
2.875% 10/1/18	1,575	1,623
3% 6/12/17	3,000	3,101
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
3.219% 1/9/22	$ 3,500	$ 3,591
4.25% 2/3/17	7,600	8,000
4.25% 9/20/22	1,800	1,955
4.375% 8/6/23	4,000	4,369
5.875% 8/2/21	11,375	13,434
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,568
2.25% 11/9/15	6,228	6,303
2.95% 5/9/16	11,691	12,005
3.5% 6/29/15	12,081	12,204
4.65% 10/17/21	7,000	7,938
5.625% 9/15/17	7,044	7,811
5.625% 5/1/18	15,000	16,865
5.875% 1/14/38	15,625	20,321
6.375% 11/15/67 (g)	9,000	9,789
6.875% 1/10/39	4,000	5,813
HSBC Finance Corp. 5.5% 1/19/16	11,200	11,637
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,552
1.3% 3/12/18	3,675	3,671
1.95% 12/13/18	4,825	4,909
1.95% 3/4/19	9,600	9,688
2.25% 4/17/19	10,250	10,409
2.8% 1/27/23	5,000	5,053
Synchrony Financial:
2.7% 2/3/20	8,000	7,995
3% 8/15/19	5,675	5,772
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,761
2.05% 1/12/17	9,000	9,202
2.1% 1/17/19	6,000	6,100
2.125% 7/18/19	10,400	10,588
2.75% 5/17/21	2,600	2,674
		319,586
Diversified Financial Services - 0.5%
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,618
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,622
4.5% 2/11/43	2,000	2,285
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc. 5.3% 9/15/43	$ 2,800	$ 3,443
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,808
ING U.S., Inc. 5.7% 7/15/43	3,750	4,627
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,789
4% 10/15/23	3,750	4,034
International Finance Corp.:
2.25% 4/11/16	5,700	5,812
2.75% 4/20/15	6,625	6,646
KfW:
1% 1/26/18	11,500	11,459
1.75% 10/15/19	15,575	15,710
2.5% 11/20/24	10,425	10,777
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,074
Ontario Province 2% 1/30/19	5,000	5,083
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,828
		97,615
Insurance - 0.7%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,450
American International Group, Inc.:
3.375% 8/15/20	5,775	6,111
4.5% 7/16/44	8,875	9,478
4.875% 6/1/22	9,000	10,286
5.05% 10/1/15	3,000	3,075
5.85% 1/16/18	2,000	2,242
6.4% 12/15/20	2,900	3,529
Aon Corp. 3.125% 5/27/16	8,000	8,201
Aon PLC:
3.5% 6/14/24	2,000	2,047
4% 11/27/23	3,000	3,180
4.6% 6/14/44	1,600	1,710
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,465
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,089
2.35% 9/10/19	3,850	3,887
2.55% 10/15/18	5,800	5,927
3.5% 6/3/24	1,900	1,959
4.05% 10/15/23	6,775	7,239
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
4.125% 8/13/42	$ 3,900	$ 4,040
4.721% 12/15/44	5,000	5,717
5% 6/15/15	1,153	1,165
5.875% 2/6/41	2,400	3,141
7.717% 2/15/19	9,000	10,946
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,978
5.1% 8/15/43	4,000	4,522
5.4% 6/13/35	447	523
5.5% 3/15/16	421	442
5.625% 5/12/41	2,000	2,405
5.7% 12/14/36	380	458
6.2% 11/15/40	2,400	3,074
7.375% 6/15/19	3,000	3,622
8.875% 6/15/38 (g)	2,944	3,484
The Chubb Corp.:
5.75% 5/15/18	4,175	4,726
6.5% 5/15/38	3,510	4,942
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	11,453
		152,513
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,781
3.9% 6/15/23	5,650	5,804
American Tower Corp. 3.4% 2/15/19	7,475	7,655
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,899
4.125% 5/15/21	2,100	2,262
DDR Corp.:
3.375% 5/15/23	2,825	2,789
4.625% 7/15/22	1,900	2,042
Duke Realty LP:
3.625% 4/15/23	2,750	2,802
3.75% 12/1/24	5,750	5,891
5.95% 2/15/17	630	682
6.5% 1/15/18	1,000	1,125
Federal Realty Investment Trust 3% 8/1/22	4,750	4,807
HCP, Inc. 3.875% 8/15/24	7,575	7,756
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.:
2.25% 3/15/18	$ 2,470	$ 2,490
3.75% 3/15/23	8,660	8,911
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,310
6.65% 1/15/18	612	671
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,187
Omega Healthcare Investors, Inc. 4.5% 1/15/25 (d)	4,750	4,846
Simon Property Group LP:
2.8% 1/30/17	4,700	4,837
4.125% 12/1/21	3,200	3,501
5.65% 2/1/20	4,300	4,976
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,805
		85,829
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.25% 7/15/22	3,000	3,157
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,851
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,008
ERP Operating LP:
2.375% 7/1/19	5,750	5,787
3% 4/15/23	1,875	1,867
4.625% 12/15/21	5,700	6,331
Liberty Property LP:
3.375% 6/15/23	2,775	2,758
4.4% 2/15/24	7,425	7,929
4.75% 10/1/20	1,000	1,086
5.125% 3/2/15	840	840
5.5% 12/15/16	1,000	1,071
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,840
3.15% 5/15/23	4,700	4,277
4.5% 4/18/22	4,210	4,257
Regency Centers LP:
5.25% 8/1/15	2,113	2,152
5.875% 6/15/17	1,046	1,146
Tanger Properties LP:
3.75% 12/1/24	6,500	6,673
6.125% 6/1/20	4,408	5,109
Ventas Realty LP:
3.5% 2/1/25	4,000	4,033
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP: - continued
4.375% 2/1/45	$ 3,000	$ 3,027
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,783
		75,982
TOTAL FINANCIALS		1,824,486
HEALTH CARE - 2.0%
Biotechnology - 0.2%
Amgen, Inc.:
2.2% 5/22/19	11,425	11,491
2.5% 11/15/16	2,000	2,048
3.875% 11/15/21	9,600	10,303
5.15% 11/15/41	11,150	12,823
5.85% 6/1/17	2,928	3,219
		39,884
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.:
1.85% 6/15/18	8,000	8,025
4.5% 8/15/19	3,000	3,329
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,987
4.685% 12/15/44	10,180	11,116
Medtronic, Inc.:
2.5% 3/15/20 (d)	15,100	15,356
4.625% 3/15/45 (d)	10,425	11,796
		55,609
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,965
4.125% 6/1/21	7,000	7,568
4.125% 11/15/42	4,411	4,565
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,742
4.35% 11/1/42	2,000	1,976
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,485
Cigna Corp. 4% 2/15/22	4,600	5,023
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,896
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co.:
2.25% 6/15/19	$ 3,800	$ 3,801
3.9% 2/15/22	10,400	11,004
6.125% 11/15/41	3,000	3,836
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,401
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,060
McKesson Corp.:
0.95% 12/4/15	2,850	2,857
1.4% 3/15/18	4,725	4,697
3.796% 3/15/24	5,000	5,298
4.883% 3/15/44	5,000	5,719
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,021
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,042
New York & Presbyterian Hospital 4.024% 8/1/45	3,500	3,437
NYU Hospitals Center 4.784% 7/1/44	7,600	8,113
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,408
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,871
2.3% 12/15/19	8,625	8,749
2.875% 12/15/21	2,575	2,647
4.375% 3/15/42	11,800	12,981
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,580
1.875% 1/15/18	2,000	2,010
3.3% 1/15/23	2,000	2,050
4.625% 5/15/42	2,600	2,827
4.65% 1/15/43	2,000	2,182
5.8% 8/15/40	4,000	4,873
		135,684
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,883
4.15% 2/1/24	4,379	4,701
5.3% 2/1/44	5,820	6,897
		14,481
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,716
1.75% 11/6/17	5,700	5,744
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
2.9% 11/6/22	$ 5,700	$ 5,702
4.4% 11/6/42	4,775	5,027
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,048
6.45% 9/15/37	3,250	4,479
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,528
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,704
6.375% 5/15/38	7,218	9,820
Johnson & Johnson:
4.5% 12/5/43	6,625	7,861
4.85% 5/15/41	4,260	5,187
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,985
1.85% 2/10/20	9,000	8,973
2.25% 1/15/16	1,000	1,016
2.4% 9/15/22	2,000	1,992
3.6% 9/15/42	2,000	1,962
3.875% 1/15/21	1,000	1,093
5% 6/30/19	5,970	6,779
Mylan, Inc. 1.35% 11/29/16	5,295	5,287
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,770
3.7% 9/21/42	2,825	2,929
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,653
4% 11/15/23	5,000	5,238
Perrigo Finance PLC 4.9% 12/15/44	3,089	3,320
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,668
7.2% 3/15/39	5,400	7,998
Sanofi SA 1.25% 4/10/18	7,550	7,543
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,119
3.25% 10/1/22	3,000	2,965
Zoetis, Inc.:
1.875% 2/1/18	1,000	999
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23	$ 5,000	$ 4,979
4.7% 2/1/43	5,000	5,109
		158,193
TOTAL HEALTH CARE		403,851
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,593
General Dynamics Corp. 2.25% 7/15/16	2,400	2,453
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,796
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,059
4.85% 9/15/41	2,700	3,117
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,904
3.85% 4/15/45	1,875	1,835
4.75% 6/1/43	4,000	4,490
Raytheon Co.:
3.125% 10/15/20	2,000	2,079
3.15% 12/15/24	8,900	9,167
4.875% 10/15/40	1,000	1,155
The Boeing Co.:
2.5% 3/1/25	4,600	4,564
6% 3/15/19	1,000	1,163
6.875% 3/15/39	3,300	4,917
United Technologies Corp.:
3.1% 6/1/22	2,875	2,995
4.5% 4/15/20	4,000	4,477
4.5% 6/1/42	7,380	8,225
5.7% 4/15/40	2,000	2,571
6.125% 2/1/19	4,000	4,673
		74,233
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,454
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.: - continued
3.2% 2/1/25	$ 3,820	$ 3,869
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,392
		18,715
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	3,434	3,735
Continental Airlines, Inc.:
4% 4/29/26	4,450	4,683
6.648% 3/15/19	1,231	1,269
6.9% 7/2/19	320	335
		10,022
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,520
Waste Management, Inc. 2.9% 9/15/22	6,675	6,697
		11,217
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,928
Covidien International Finance SA:
2.95% 6/15/23	3,000	3,026
3.2% 6/15/22	2,150	2,224
6% 10/15/17	2,902	3,244
6.55% 10/15/37	4,250	5,960
Danaher Corp. 3.9% 6/23/21	2,900	3,157
General Electric Co.:
3.375% 3/11/24	5,500	5,834
4.5% 3/11/44	8,500	9,638
5.25% 12/6/17	18,540	20,568
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,684
		63,263
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,018
5.3% 9/15/35	7,000	8,443
Deere & Co. 5.375% 10/16/29	1,000	1,226
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	$ 5,093	$ 5,088
4.65% 11/1/44	6,000	6,388
		27,163
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,602
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,849
3.05% 3/15/22	10,000	10,266
4.375% 9/1/42	4,500	4,785
4.55% 9/1/44	3,000	3,265
4.9% 4/1/44	4,000	4,588
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,123
CSX Corp.:
3.4% 8/1/24	4,625	4,805
4.1% 3/15/44	6,775	6,983
7.375% 2/1/19	10,000	11,997
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,640
3.25% 12/1/21	5,000	5,201
3.95% 10/1/42	1,900	1,914
5.75% 1/15/16	10,000	10,438
Union Pacific Corp. 4.75% 9/15/41	2,800	3,247
		88,703
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.75% 2/1/22	3,820	3,879
TOTAL INDUSTRIALS		297,195
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	2,000	2,237
4.95% 2/15/19	3,479	3,911
5.9% 2/15/39	12,416	16,120
		22,268
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,021
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
2.375% 12/17/18	$ 3,000	$ 3,037
3.45% 8/1/24	3,650	3,787
6.55% 10/1/17	2,338	2,625
7.125% 10/1/37	2,475	3,465
		17,935
Internet Software & Services - 0.0%
Google, Inc. 3.625% 5/19/21	3,780	4,102
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,343
1.95% 7/22/16	1,500	1,529
3.625% 2/12/24	5,000	5,282
7.625% 10/15/18	13,000	15,702
Xerox Corp.:
2.75% 3/15/19	5,000	5,057
4.5% 5/15/21	4,000	4,334
5.625% 12/15/19	1,000	1,128
		44,375
Software - 0.5%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,040
2.7% 2/12/25	17,175	17,249
3.625% 12/15/23	26,150	28,452
4.2% 6/1/19	2,000	2,212
5.3% 2/8/41	1,500	1,863
Oracle Corp.:
2.25% 10/8/19	4,725	4,812
3.4% 7/8/24	4,725	4,994
4.3% 7/8/34	3,875	4,233
5.375% 7/15/40	12,500	15,452
5.75% 4/15/18	7,400	8,373
		89,680
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
2.1% 5/6/19	6,475	6,602
3.85% 5/4/43	13,000	13,134
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,001
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Hewlett-Packard Co.: - continued
3.3% 12/9/16	$ 5,250	$ 5,442
4.3% 6/1/21	2,780	2,995
6% 9/15/41	1,500	1,702
		31,876
TOTAL INFORMATION TECHNOLOGY		210,236
MATERIALS - 1.3%
Chemicals - 0.6%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,094
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,867
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,335
4.15% 2/15/43	4,000	4,097
4.625% 1/15/20	3,000	3,349
Ecolab, Inc.:
1% 8/9/15	4,750	4,760
1.45% 12/8/17	6,650	6,634
2.25% 1/12/20	3,775	3,787
5.5% 12/8/41	3,000	3,651
Lubrizol Corp. 8.875% 2/1/19	919	1,146
LYB International Finance BV:
4% 7/15/23	5,625	5,953
4.875% 3/15/44	5,850	6,293
LyondellBasell Industries NV 5% 4/15/19	3,000	3,310
Monsanto Co.:
2.125% 7/15/19	7,458	7,533
2.75% 7/15/21	6,357	6,445
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,980
3.75% 9/30/15	2,000	2,031
4.875% 3/30/20	1,500	1,672
5.625% 12/1/40	1,800	2,264
Praxair, Inc.:
2.2% 8/15/22	2,000	1,953
2.45% 2/15/22	4,650	4,650
3.25% 9/15/15	3,200	3,249
3.55% 11/7/42	2,000	1,955
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.:
3% 11/15/22	$ 4,900	$ 4,915
4.125% 11/15/21	7,700	8,320
8.55% 5/15/19	2,358	2,950
9.4% 5/15/39	3,000	4,975
The Mosaic Co. 5.625% 11/15/43	3,750	4,522
		113,690
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,944
Containers & Packaging - 0.0%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,549
Metals & Mining - 0.6%
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,937
5.25% 4/1/42	4,500	4,423
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,221
2.875% 2/24/22	9,300	9,528
5% 9/30/43	3,000	3,519
6.5% 4/1/19	2,500	2,949
Freeport-McMoRan, Inc.:
2.375% 3/15/18	10,425	10,216
3.1% 3/15/20	3,800	3,645
3.55% 3/1/22	5,125	4,691
3.875% 3/15/23	2,000	1,835
5.45% 3/15/43	3,000	2,631
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,097
6.25% 10/1/39	1,600	1,685
Nucor Corp.:
4% 8/1/23	3,000	3,153
5.2% 8/1/43	4,000	4,511
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,220
3.75% 9/20/21	3,200	3,365
6.5% 7/15/18	1,398	1,607
7.125% 7/15/28	2,000	2,684
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	3,025
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) PLC: - continued
2.875% 8/21/22	$ 6,000	$ 6,002
Southern Copper Corp. 5.25% 11/8/42	5,775	5,219
Teck Resources Ltd.:
4.75% 1/15/22	3,850	3,751
5.2% 3/1/42	5,200	4,468
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,080
5.625% 9/15/19	6,210	6,716
6.25% 1/23/17	9,395	9,993
		129,171
Paper & Forest Products - 0.1%
International Paper Co.:
3.65% 6/15/24	4,725	4,824
4.75% 2/15/22	11,500	12,736
		17,560
TOTAL MATERIALS		265,914
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,011
4.35% 6/15/45	24,760	23,367
5.55% 8/15/41	7,300	7,953
5.8% 2/15/19	4,000	4,523
6.3% 1/15/38	838	992
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	176
British Telecommunications PLC:
2% 6/22/15	7,000	7,028
9.625% 12/15/30	4,515	7,328
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,183
Orange SA:
2.125% 9/16/15	1,000	1,007
5.375% 7/8/19	4,000	4,541
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,958
5.462% 2/16/21	2,700	3,118
5.877% 7/15/19	2,000	2,317
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones S.A.U.: - continued
6.421% 6/20/16	$ 1,151	$ 1,228
7.045% 6/20/36	2,600	3,553
Verizon Communications, Inc.:
2% 11/1/16	9,600	9,742
4.4% 11/1/34	3,775	3,865
4.5% 9/15/20	23,600	25,956
4.75% 11/1/41	1,000	1,048
5.012% 8/21/54 (d)	12,557	13,118
5.15% 9/15/23	23,600	27,070
6.25% 4/1/37	3,121	3,921
6.35% 4/1/19	6,000	6,981
6.55% 9/15/43	12,516	16,469
6.9% 4/15/38	6,025	8,026
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,801
		208,280
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,381
6.125% 11/15/37	8,365	10,534
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	5,152
5.45% 10/1/43	5,775	6,830
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,984
1.5% 2/19/18	7,700	7,666
2.5% 9/26/22	3,000	2,884
2.95% 2/19/23	6,900	6,828
5.45% 6/10/19	6,000	6,802
		56,061
TOTAL TELECOMMUNICATION SERVICES		264,341
UTILITIES - 1.8%
Electric Utilities - 1.3%
Alabama Power Co.:
4.15% 8/15/44	4,650	5,103
5.2% 6/1/41	3,850	4,766
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
AmerenUE:
3.9% 9/15/42	$ 3,700	$ 3,947
6.4% 6/15/17	2,959	3,280
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,019
2.95% 12/15/22	4,000	4,011
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,982
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,446
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,889
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,463
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,296
3.4% 9/1/21	1,000	1,055
5.8% 3/15/18	9,945	11,204
Dayton Power & Light Co. 1.875% 9/15/16	3,750	3,791
Detroit Edison Co. 2.65% 6/15/22	8,000	8,043
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	4,035
5.25% 1/15/18	4,355	4,827
6% 1/15/38	3,450	4,680
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,733
3.75% 4/15/24	6,000	6,406
3.95% 10/15/23	2,443	2,649
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	2,004
4.375% 3/30/44	2,000	2,260
Edison International 3.75% 9/15/17	3,000	3,177
FirstEnergy Solutions Corp. 6.8% 8/15/39	2,875	3,083
Florida Power & Light Co. 3.25% 6/1/24	4,725	4,990
Hydro-Quebec:
1.375% 6/19/17	1,000	1,008
2% 6/30/16	7,310	7,440
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,837
Mississippi Power Co. 4.25% 3/15/42	1,840	1,903
Nevada Power Co. 6.5% 8/1/18	1,555	1,798
Northern States Power Co.:
3.4% 8/15/42	2,000	1,968
4.125% 5/15/44	4,500	4,985
5.25% 3/1/18	10,500	11,696
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.:
2.45% 8/15/22	$ 4,000	$ 3,945
3.75% 8/15/42	5,900	5,830
5.4% 1/15/40	4,000	4,920
PacifiCorp:
3.6% 4/1/24	4,000	4,260
6% 1/15/39	6,193	8,426
Pennsylvania Electric Co. 6.05% 9/1/17	757	839
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,313
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,759
4.2% 6/15/22	2,000	2,169
4.7% 6/1/43	1,800	1,981
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,903
6% 12/1/39	5,200	6,849
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,007
3.65% 9/1/42	2,825	2,847
4% 6/1/44	5,000	5,388
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,514
6.55% 5/15/36	5,500	7,774
TECO Finance, Inc. 4% 3/15/16	2,875	2,964
Virginia Electric & Power Co.:
3.45% 2/15/24	2,750	2,924
4.45% 2/15/44	2,750	3,147
5% 6/30/19	5,000	5,608
6% 5/15/37	2,000	2,700
Wisconsin Electric Power Co.:
4.25% 6/1/44	4,700	5,240
6.25% 12/1/15	2,983	3,105
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,120
		250,306
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	2,088
Southern Natural Gas Co. 5.9% 4/1/17 (d)	438	473
		2,561
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	$ 3,364	$ 3,793
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,284
CMS Energy Corp. 4.875% 3/1/44	5,000	5,785
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,209
4.45% 3/15/44	8,000	9,001
5.5% 12/1/39	2,500	3,120
Consumers Energy Co. 2.85% 5/15/22	6,650	6,781
Delmarva Power & Light 4% 6/1/42	4,000	4,230
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,007
2.5% 12/1/19	6,700	6,803
2.5566% 9/30/66 (g)	1,000	930
4.9% 8/1/41	2,000	2,276
7.5% 6/30/66 (g)	1,000	1,035
MidAmerican Energy Holdings, Co.:
4.5% 2/1/45	3,000	3,319
5.15% 11/15/43	1,650	1,999
5.75% 4/1/18	3,750	4,215
6.5% 9/15/37	7,605	10,467
National Grid PLC 6.3% 8/1/16	1,463	1,579
NiSource Finance Corp.:
4.8% 2/15/44	5,500	6,305
5.25% 9/15/17	835	913
5.45% 9/15/20	5,111	5,850
6.25% 12/15/40	2,453	3,203
6.4% 3/15/18	1,532	1,745
PG&E Corp. 2.4% 3/1/19	2,406	2,424
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,155
Sempra Energy:
2.875% 10/1/22	3,000	3,005
4.05% 12/1/23	5,000	5,396
6% 10/15/39	1,000	1,311
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
6.5% 6/1/16	$ 3,000	$ 3,207
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,228	4,249
		108,596
TOTAL UTILITIES		361,463
TOTAL NONCONVERTIBLE BONDS (Cost $4,640,127)		4,966,960
U.S. Government and Government Agency Obligations - 40.5%

U.S. Government Agency Obligations - 3.0%
Fannie Mae:
0.5% 3/30/16	28,500	28,540
0.875% 10/26/17	32,907	32,850
1.625% 1/21/20	10,000	9,988
1.75% 11/26/19	9,606	9,679
1.875% 9/18/18	15,050	15,366
2.625% 9/6/24	4,000	4,114
5% 3/15/16	28,200	29,562
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,342
0.875% 5/24/17	15,825	15,879
1% 6/21/17	35,300	35,455
1.125% 4/25/18	54,675	54,586
5% 11/17/17	33,300	36,863
5.5% 7/15/36	1,500	2,086
Freddie Mac:
0.5% 5/13/16	30,000	30,042
0.875% 10/14/16	24,375	24,478
1% 6/29/17	2,660	2,672
1% 9/29/17	32,075	32,136
1.375% 5/1/20	14,000	13,815
1.75% 9/10/15	20,385	20,548
2.375% 1/13/22	13,000	13,341
3.75% 3/27/19	2,300	2,513
4.875% 6/13/18	66,960	74,850
6.25% 7/15/32	7,700	11,388
6.75% 3/15/31	26,000	39,391
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
5.25% 9/15/39	$ 20,000	$ 25,912
5.375% 4/1/56	5,395	7,215
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		601,611
U.S. Treasury Obligations - 37.5%
U.S. Treasury Bonds:
2.5% 2/15/45	2,630	2,578
3% 11/15/44	39,050	42,354
3.125% 8/15/44	52,230	57,881
3.375% 5/15/44	72,390	83,899
3.5% 2/15/39	8,315	9,752
3.625% 8/15/43	26,640	32,241
3.625% 2/15/44	67,570	81,802
3.75% 11/15/43	44,780	55,394
3.875% 8/15/40	30,080	37,529
4.25% 5/15/39	26,000	34,078
4.25% 11/15/40	811	1,072
4.375% 2/15/38	8,200	10,876
4.375% 11/15/39	100	134
4.375% 5/15/40	8,000	10,719
4.375% 5/15/41	57,765	78,132
4.5% 2/15/36	44,220	59,652
4.5% 5/15/38	15,000	20,235
4.5% 8/15/39	39,000	52,967
4.625% 2/15/40	21,500	29,783
4.75% 2/15/37	9,420	13,114
4.75% 2/15/41	54,830	78,051
5% 5/15/37	11,000	15,839
5.375% 2/15/31	53,470	75,372
6.25% 5/15/30	86,360	130,390
8.75% 5/15/17	8,000	9,406
8.875% 8/15/17	5,000	5,981
8.875% 2/15/19	6,960	9,021
9% 11/15/18	4,000	5,132
9.125% 5/15/18	3,000	3,766
U.S. Treasury Notes:
0.25% 8/15/15	31,845	31,865
0.25% 12/15/15	3	3
0.25% 4/15/16	112,580	112,492
0.25% 5/15/16	70,330	70,253
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.375% 10/31/16	$ 9,870	$ 9,845
0.5% 6/15/16	41,060	41,118
0.5% 8/31/16	39,100	39,131
0.5% 2/28/17	56,690	56,553
0.625% 7/15/16	147,580	148,007
0.625% 8/15/16	37,000	37,098
0.625% 11/15/16	18,700	18,725
0.625% 12/15/16	122,260	122,394
0.625% 2/15/17	176,910	176,869
0.625% 5/31/17	31,820	31,733
0.75% 1/15/17	7,700	7,723
0.75% 3/15/17	66,400	66,530
0.875% 9/15/16	15,010	15,101
0.875% 11/30/16	71,530	71,927
0.875% 12/31/16	12,063	12,129
0.875% 1/31/17	26,650	26,785
0.875% 2/28/17	109,294	109,789
0.875% 4/15/17	146,720	147,305
0.875% 5/15/17	49,260	49,433
0.875% 6/15/17	112,340	112,647
0.875% 7/15/17	100,740	100,921
0.875% 8/15/17	82,420	82,484
0.875% 10/15/17	206,880	206,718
0.875% 11/15/17	33,950	33,892
0.875% 1/15/18	17,070	17,018
1% 8/31/16	100,010	100,830
1% 9/30/16	46,030	46,418
1% 10/31/16	86,750	87,435
1% 3/31/17	45,115	45,411
1% 9/15/17	64,200	64,416
1% 12/15/17	112,860	113,001
1% 2/15/18	96,230	96,222
1.125% 4/30/20	201,330	197,209
1.25% 8/31/15	74,230	74,636
1.25% 10/31/18	45,190	45,201
1.25% 11/30/18	47,480	47,454
1.25% 1/31/19	14,670	14,634
1.25% 4/30/19	1,150	1,144
1.25% 1/31/20 (c)	60,610	59,886
1.375% 6/30/18	31,800	32,048
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 7/31/18	$ 1,175	$ 1,183
1.375% 9/30/18	126,860	127,534
1.375% 2/28/19	98,500	98,646
1.375% 1/31/20	20,920	20,797
1.375% 2/29/20	59,520	59,157
1.5% 6/30/16	86,270	87,524
1.5% 7/31/16	31,340	31,810
1.5% 8/31/18	252,040	254,600
1.5% 12/31/18	4,060	4,092
1.5% 1/31/19	37,180	37,450
1.5% 2/28/19	32,250	32,467
1.5% 3/31/19	12,800	12,869
1.5% 10/31/19	36,700	36,743
1.5% 11/30/19	51,090	51,130
1.5% 1/31/22	36,930	36,174
1.625% 4/30/19	4,980	5,032
1.625% 7/31/19	43,010	43,376
1.625% 8/31/19	100,350	101,181
1.625% 12/31/19	8,990	9,045
1.75% 5/31/16	13,840	14,075
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,374
1.75% 10/31/20	9,960	10,015
1.875% 9/30/17	11,325	11,610
1.875% 10/31/17	40,860	41,885
1.875% 6/30/20	24,290	24,681
1.875% 11/30/21	81,260	81,647
2% 4/30/16	49,100	50,044
2% 11/30/20	31,910	32,488
2% 2/28/21	26,380	26,813
2% 5/31/21	40,290	40,875
2% 8/31/21	108,300	109,721
2% 10/31/21	29,700	30,071
2% 2/15/25	60,450	60,455
2.125% 2/29/16	134,950	137,396
2.125% 8/31/20	49,753	51,082
2.125% 1/31/21	3,060	3,135
2.125% 6/30/21	7,260	7,420
2.125% 8/15/21	90,750	92,693
2.125% 9/30/21	43,640	44,557
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 12/31/21	$ 19,320	$ 19,720
2.25% 3/31/16	54,000	55,131
2.25% 11/30/17	11,000	11,388
2.25% 4/30/21	42,310	43,579
2.25% 7/31/21	31,690	32,616
2.25% 11/15/24	102,690	104,928
2.375% 8/15/24	78,790	81,363
2.5% 8/15/23	97,170	101,611
2.5% 5/15/24	95,500	99,656
2.625% 2/29/16	13,600	13,915
2.625% 4/30/18	10,200	10,688
2.625% 8/15/20	141,000	148,568
2.625% 11/15/20	94,180	99,110
2.75% 11/30/16	25,000	25,955
2.75% 12/31/17	3,000	3,149
2.75% 11/15/23	102,790	109,503
2.75% 2/15/24	135,610	144,446
3% 8/31/16	12,402	12,877
3% 9/30/16	22,000	22,870
3.125% 10/31/16	23,900	24,927
3.125% 5/15/21	50,876	55,034
3.25% 5/31/16	14,200	14,705
3.25% 12/31/16	25,000	26,211
3.375% 11/15/19	27,740	30,159
3.5% 2/15/18	4,000	4,290
3.5% 5/15/20	81,800	89,782
3.625% 2/15/20	59,600	65,704
3.625% 2/15/21	39,800	44,159
3.875% 5/15/18	8,000	8,705
4% 8/15/18	22,000	24,130
4.25% 11/15/17	16,000	17,420
4.5% 5/15/17	13,000	14,073
4.625% 11/15/16	15,000	16,038
4.625% 2/15/17	14,000	15,092
5.125% 5/15/16	13,100	13,845
TOTAL U.S. TREASURY OBLIGATIONS		7,567,787
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,855,868)		8,169,398
U.S. Government Agency - Mortgage Securities - 28.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 16.6%
2.044% 11/1/34 (g)	$ 13,000	$ 13,712
2.412% 11/1/34 (g)	1,055	1,130
2.5% 3/1/27 to 8/1/43	256,659	262,693
2.5% 3/1/30 (f)	2,000	2,049
2.5% 3/1/30 (f)	7,000	7,171
3% 11/1/20 to 1/1/44	685,860	705,871
3% 3/1/30 (f)	6,000	6,282
3% 3/1/30 (f)	8,000	8,376
3% 3/1/45 (f)	2,000	2,038
3% 3/1/45 (f)	11,000	11,206
3.131% 4/1/41 (g)	7,721	8,209
3.5% 10/1/18 to 2/1/45	688,538	724,545
3.5% 3/1/30 (f)	3,000	3,181
3.5% 3/1/45 (f)	26,000	27,247
3.5% 3/1/45 (f)	31,000	32,487
4% 3/1/15 to 1/1/45	600,141	643,855
4% 3/1/45 (f)	33,200	35,490
4% 3/1/45 (f)	74,800	79,960
4% 3/1/45 (f)	11,000	11,759
4.5% 1/1/19 to 12/1/44	289,524	315,255
4.5% 3/1/45 (f)	2,000	2,173
5% 12/1/20 to 11/1/44	167,278	185,480
5% 3/1/45 (f)	4,000	4,437
5% 3/1/45 (f)	1,000	1,109
5.5% 8/1/17 to 9/1/41	118,889	133,957
5.5% 3/1/45 (f)	1,000	1,124
6% 2/1/23 to 7/1/41	83,176	94,815
6.5% 3/1/22 to 6/1/40	30,015	34,703
TOTAL FANNIE MAE		3,360,314
Freddie Mac - 4.2%
1.849% 3/1/36 (g)	6,358	6,659
2.353% 12/1/35 (g)	5,748	6,145
2.465% 9/1/37 (g)	1,710	1,831
2.5% 5/1/23 to 10/1/29	49,332	50,676
3% 3/1/27 to 1/1/45	164,450	169,542
3.5% 9/1/18 to 9/1/43	157,952	165,954
3.5% 3/1/45 (f)	2,400	2,511
4% 3/1/26 to 10/1/44	122,028	131,096
4.47% 3/1/35 (g)	2,464	2,635
4.5% 6/1/25 to 12/1/44	151,734	165,178
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5% 4/1/23 to 9/1/40	$ 80,383	$ 89,120
5.5% 5/1/23 to 1/1/41	44,114	49,524
6% 4/1/32 to 8/1/37	2,166	2,479
6.5% 8/1/36 to 12/1/37	883	1,009
TOTAL FREDDIE MAC		844,359
Ginnie Mae - 7.8%
2.5% 10/20/42 to 3/20/44	8,471	8,390
3% 4/15/42 to 2/20/45	252,402	259,654
3% 3/1/45 (f)	3,000	3,079
3% 3/1/45 (f)	6,000	6,158
3.5% 10/15/40 to 2/20/45	266,733	280,595
3.5% 3/1/45 (f)	37,300	39,121
3.5% 3/1/45 (f)	41,700	43,736
3.5% 3/1/45 (f)	12,000	12,586
3.5% 3/1/45 (f)	39,100	41,009
3.5% 3/1/45 (f)	16,000	16,781
3.5% 4/1/45 (f)	68,700	71,880
4% 1/15/25 to 11/20/44	271,126	290,292
4% 3/1/45 (f)	33,600	35,734
4% 3/1/45 (f)	7,700	8,189
4% 3/1/45 (f)	4,000	4,254
4% 3/1/45 (f)	8,000	8,508
4.5% 9/15/33 to 9/20/42	218,332	238,294
4.5% 3/1/45 (f)	1,000	1,085
5% 4/20/38 to 8/20/44	114,076	128,119
5.5% 10/20/32 to 5/20/44	41,515	47,094
5.5% 3/1/45 (f)	1,000	1,105
6% 5/20/34 to 12/15/40	20,207	23,008
6.5% 8/20/36 to 1/15/39	3,981	4,609
TOTAL GINNIE MAE		1,573,280
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,653,429)		5,777,953
Asset-Backed Securities - 0.6%
	Principal Amount (000s)	Value (000s)
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	$ 9,500	$ 9,515
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,764
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,845
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,809
Series 2013-A9 Class A9, 4% 9/8/25	4,675	5,096
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	1,617	1,618
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	4,365	4,370
Series 2014-C Class A3, 1.06% 5/15/19	9,475	9,487
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,706
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,418
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	9,475	9,468
Series 2015-1 Class A3, 1.05% 10/15/18	10,000	9,981
Hyundai Auto Receivables Trust:
Series 2013-C Class A3, 1.01% 2/15/18	4,675	4,689
Series 2015-A Class A3, 1.05% 4/15/19	9,500	9,472
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	9,500	9,504
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,861	1,864
Nissan Auto Receivables Owner Trust:
Series 2013-B Class A3, 0.84% 11/15/17	3,750	3,757
Series 2014-B Class A3, 1.11% 5/15/19	9,475	9,474
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,499
TOTAL ASSET-BACKED SECURITIES (Cost $124,532)		125,336
Commercial Mortgage Securities - 2.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.711% 5/10/45 (g)	152	152
Series 2006-3 Class A4, 5.889% 7/10/44	6,288	6,579
Series 2006-5 Class A2, 5.317% 9/10/47	1,697	1,696
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,570
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	3,939	3,958
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2006-6 Class E, 5.619% 10/10/45 (d)	$ 733	$ 101
Series 2007-3:
Class A3, 5.5907% 6/10/49 (g)	1,507	1,511
Class A4, 5.5907% 6/10/49 (g)	2,643	2,823
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,594	2,766
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(g)(h)	3,587	76
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7072% 6/11/40 (g)	16,612	17,854
Series 2006-T22 Class A4, 5.5714% 4/12/38 (g)	146	151
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	9,886
Series 2007-C6 Class A4, 5.7131% 12/10/49 (g)	9,950	10,770
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	115	116
Class A4, 5.322% 12/11/49	4,412	4,652
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,416	1,376
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7955% 12/10/49 (g)	2,805	3,050
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,419	5,679
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	2,536	2,708
Series 2007-C3 Class A4, 5.6983% 6/15/39 (g)	6,080	6,503
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	1,148	1,236
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (d)(g)	868	864
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (d)(g)	1,938	211
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,960
Series K034 Class A2, 3.531% 7/25/23	9,000	9,738
Series K013 Class A2, 3.974% 1/25/21	11,575	12,730
Series K020 Class A2, 2.373% 5/25/22	10,400	10,463
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac: - continued
Series K036 Class A2, 3.527% 10/25/23	$ 8,975	$ 9,700
Series K501 Class A2, 1.655% 11/25/16	16,800	16,992
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	20,660
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,908
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (g)	38,968	40,497
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	7,000	7,501
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,355
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,592
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	14,015
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	26,242	27,558
Series 2006-LDP8 Class A4, 5.399% 5/15/45	731	765
Series 2006-LDP9 Class A3, 5.336% 5/15/47	519	549
Series 2007-CB19 Class A4, 5.6985% 2/12/49 (g)	28,547	30,634
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (g)	8,435	9,030
Series 2007-LDPX Class A3, 5.42% 1/15/49	11,001	11,692
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (g)	3,650	3,793
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (g)	3,327	3,596
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	571	601
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,000
Series 2007-C1 Class A4, 5.424% 2/15/40	1,127	1,198
Series 2007-C2 Class A3, 5.43% 2/15/40	499	531
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	1,469	1,545
Series 2007-C7 Class A3, 5.866% 9/15/45	5,377	5,886
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4198% 1/12/44 (d)(g)	1,103	1,077
Series 2007-C1 Class A4, 5.837% 6/12/50 (g)	4,800	5,172
Series 2008-C1 Class A4, 5.69% 2/12/51	1,988	2,159
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	279	284
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-5 Class A4, 5.378% 8/12/48	$ 6,555	$ 6,939
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	2,000	2,140
Series 2007-7 Class A4, 5.7473% 6/12/50 (g)	4,438	4,777
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,268	395
Series 2007-8 Class A3, 5.8862% 8/12/49 (g)	1,094	1,188
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.313% 2/15/48	14,725	15,137
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.327% 10/15/20 (d)(g)	5	5
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	110	110
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,326
Series 2006-IQ11 Class A4, 5.6614% 10/15/42 (g)	310	317
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,902	2,038
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	170	56
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	33,271
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	16,279
Class A5, 5.5% 4/15/47	7,950	8,561
Series 2007-C32 Class A3, 5.7206% 6/15/49 (g)	8,092	8,658
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (g)	25,232	26,902
Class A5, 5.9428% 2/15/51 (g)	839	914
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,276
Series 2005-C22:
Class B, 5.3597% 12/15/44 (g)	2,812	2,784
Class F, 5.3597% 12/15/44 (d)(g)	2,115	533
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	7,395	7,616
Series 2006-C25 Class AM, 5.7121% 5/15/43 (g)	664	695
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	15,333
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $490,424)		538,719
Municipal Securities - 0.7%
	Principal Amount (000s)	Value (000s)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	$ 9,720	$ 15,702
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,583
California Gen. Oblig. 7.55% 4/1/39	15,000	23,734
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,987
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,982
Series 2011:
4.511% 3/1/15	1,590	1,591
4.961% 3/1/16	2,830	2,931
5.877% 3/1/19	2,080	2,305
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	14,207
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,727
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	7,185
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,387
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,601
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,613
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,072
Series 2010 164, 5.647% 11/1/40	5,210	6,590
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,238
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,311
TOTAL MUNICIPAL SECURITIES (Cost $122,595)		145,746
Foreign Government and Government Agency Obligations - 2.4%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	16,239
5.625% 1/7/41	11,975	11,975
5.875% 1/15/19	1,300	1,430
6% 1/17/17	3,000	3,218
Chilean Republic 3.25% 9/14/21	9,000	9,563
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Colombian Republic:
2.625% 3/15/23	$ 7,575	$ 7,170
4% 2/26/24	1,650	1,720
5% 6/15/45	2,000	2,103
5.625% 2/26/44	7,775	8,902
6.125% 1/18/41	4,750	5,759
7.375% 3/18/19	3,450	4,071
Export Development Canada:
1.25% 10/26/16	4,000	4,037
1.5% 10/3/18	1,700	1,711
Israeli State 4% 6/30/22	7,000	7,704
Italian Republic:
5.375% 6/12/17	2,375	2,588
6.875% 9/27/23	6,000	7,730
Jordanian Kingdom 1.945% 6/23/19	23,650	24,024
KfW:
0.5% 4/19/16	8,000	8,004
0.75% 3/17/17	8,000	7,994
1.875% 4/1/19	16,930	17,232
2.125% 1/17/23	12,000	12,133
2.75% 10/1/20	4,175	4,402
4% 1/27/20	3,000	3,334
4.875% 6/17/19	25,000	28,486
Korean Republic 7.125% 4/16/19	6,650	8,014
Manitoba Province:
1.3% 4/3/17	3,420	3,447
2.1% 9/6/22	1,900	1,887
New Brunswick Province 2.75% 6/15/18	4,350	4,548
Ontario Province:
1% 7/22/16	17,000	17,080
4% 10/7/19	15,000	16,483
Panamanian Republic:
4% 9/22/24	4,800	5,052
4.3% 4/29/53	5,675	5,519
5.2% 1/30/20	1,800	2,007
Peruvian Republic:
5.625% 11/18/50	3,300	4,063
6.55% 3/14/37	3,075	4,082
7.125% 3/30/19	1,900	2,271
Philippine Republic:
3.95% 1/20/40	5,100	5,374
4.2% 1/21/24	4,765	5,301
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Philippine Republic: - continued
6.375% 10/23/34	$ 10,375	$ 14,343
6.5% 1/20/20	6,144	7,350
Polish Government:
3.875% 7/16/15	4,350	4,402
5% 10/19/15	3,050	3,136
5% 3/23/22	14,500	16,494
Province of British Columbia 1.2% 4/25/17	7,600	7,647
Province of Quebec:
2.75% 8/25/21	20,000	20,685
2.875% 10/16/24	2,075	2,141
South African Republic:
5.875% 5/30/22	1,900	2,167
6.875% 5/27/19	6,750	7,743
Turkish Republic:
5.75% 3/22/24	3,000	3,345
6% 1/14/41	13,200	15,114
6.25% 9/26/22	13,225	15,070
6.75% 4/3/18	8,375	9,321
7.5% 11/7/19	2,625	3,069
United Mexican States:
3.5% 1/21/21	7,400	7,733
3.625% 3/15/22	3,000	3,128
4% 10/2/23	18,750	19,992
4.75% 3/8/44	9,700	10,329
5.55% 1/21/45	1,316	1,571
6.05% 1/11/40	4,800	6,048
Uruguay Republic:
4.125% 11/20/45	4,750	4,429
4.5% 8/14/24	3,625	3,915
5.1% 6/18/50	3,875	4,022
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $459,931)		479,851
Supranational Obligations - 1.3%

African Development Bank:
0.875% 5/15/17	1,000	999
0.875% 3/15/18	1,900	1,883
1.125% 3/15/17	1,300	1,308
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
African Development Bank: - continued
1.625% 10/2/18	$ 2,800	$ 2,827
2.375% 9/23/21	2,900	2,987
Asian Development Bank:
1.125% 3/15/17	5,000	5,031
1.5% 1/22/20	4,750	4,730
1.875% 4/12/19	12,000	12,194
1.875% 2/18/22	2,000	1,997
2.125% 11/24/21	4,825	4,879
Council of Europe Development Bank:
1% 3/7/18	1,900	1,888
2.625% 2/16/16	4,250	4,339
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,713
1.625% 9/3/15	4,750	4,780
1.75% 6/14/19	4,700	4,739
1.75% 11/26/19	2,875	2,890
2.5% 3/15/16	3,800	3,885
European Investment Bank:
0.875% 4/18/17	11,000	11,014
1.625% 6/15/17	4,640	4,715
1.625% 12/18/18	30,900	31,154
1.75% 3/15/17	5,000	5,095
1.75% 6/17/19	8,625	8,718
1.875% 3/15/19	3,000	3,049
1.875% 2/10/25	3,000	2,934
2.125% 10/15/21	2,840	2,888
2.5% 4/15/21	4,650	4,835
2.5% 10/15/24	5,725	5,910
2.875% 9/15/20	9,000	9,550
3.25% 1/29/24	2,000	2,192
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,903
1.125% 3/15/17	17,100	17,228
1.75% 10/15/19	1,375	1,390
2.125% 1/15/25	1,830	1,825
3% 10/4/23	3,575	3,871
3.875% 9/17/19	5,000	5,510
4.375% 1/24/44	4,000	5,068
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,083
1% 9/15/16	9,000	9,045
1.625% 2/10/22	3,900	3,825
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
International Bank for Reconstruction & Development: - continued
1.875% 10/7/19	$ 3,825	$ 3,889
2.25% 6/24/21	16,075	16,365
2.375% 5/26/15	12,300	12,364
2.5% 11/25/24	5,700	5,864
International Finance Corp. 1.75% 9/16/19	11,350	11,432
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $260,731)		265,785
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (e)(g) (Cost $1,176)	1,725	1,822
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $288,054)	288,054,257	288,054
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $47,479)	$ 47,479	47,479
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $19,944,346)		20,807,103
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(605,659)
NET ASSETS - 100%		$ 20,201,444
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 3/1/45	$ (3,000)	$ (3,079)
3.5% 3/1/45	(68,700)	(72,054)
4.5% 3/1/45	(1,000)	(1,085)
TOTAL TBA SALE COMMITMENTS (Proceeds $76,122)		$ (76,218)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,244,000 or 0.3% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$47,479,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 47,479
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 130
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,966,960	$ -	$ 4,966,960	$ -
U.S. Government and Government Agency Obligations	8,169,398	-	8,169,398	-
U.S. Government Agency - Mortgage Securities	5,777,953	-	5,777,953	-
Asset-Backed Securities	125,336	-	125,336	-
Commercial Mortgage Securities	538,719	-	538,125	594
Municipal Securities	145,746	-	145,746	-
Foreign Government and Government Agency Obligations	479,851	-	479,851	-
Supranational Obligations	265,785	-	265,785	-
Preferred Securities	1,822	-	1,822	-
Money Market Funds	288,054	288,054	-	-
Cash Equivalents	47,479	-	47,479	-
Total Investments in Securities:	$ 20,807,103	$ 288,054	$ 20,518,455	$ 594
Other Financial Instruments:
TBA Sale Commitments	$ (76,218)	$ -	$ (76,218)	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $47,479) - See accompanying schedule: Unaffiliated issuers (cost $19,656,292)	$ 20,519,049
Fidelity Central Funds (cost $288,054)	288,054
Total Investments (cost $19,944,346)		$ 20,807,103
Cash		6
Receivable for investments sold		42,370
Receivable for TBA sale commitments		76,122
Receivable for fund shares sold		214,672
Interest receivable		109,470
Distributions receivable from Fidelity Central Funds		15
Receivable from investment adviser for expense reductions		412
Other receivables		96
Total assets		21,250,266

Liabilities
Payable for investments purchased Regular delivery	$ 380,154
Delayed delivery	531,905
TBA sale commitments, at value	76,218
Payable for fund shares redeemed	10,090
Distributions payable	426
Accrued management fee	831
Other affiliated payables	1,611
Other payables and accrued expenses	108
Collateral on securities loaned, at value	47,479
Total liabilities		1,048,822

Net Assets		$ 20,201,444
Net Assets consist of:
Paid in capital		$ 19,342,941
Undistributed net investment income		26,925
Accumulated undistributed net realized gain (loss) on investments		(31,083)
Net unrealized appreciation (depreciation) on investments		862,661
Net Assets		$ 20,201,444
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($6,592,906 ÷ 557,736 shares)	$ 11.82

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,352,252 ÷ 537,420 shares)	$ 11.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,339,458 ÷ 282,523 shares)	$ 11.82

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,357,157 ÷ 114,820 shares)	$ 11.82

Class F: Net Asset Value, offering price and redemption price per share ($2,559,671 ÷ 216,559 shares)	$ 11.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 55
Interest		263,030
Income from Fidelity Central Funds		130
Total income		263,215

Expenses
Management fee	$ 4,794
Transfer agent fees	9,547
Independent trustees' compensation	41
Miscellaneous	14
Total expenses before reductions	14,396
Expense reductions	(2,152)	12,244
Net investment income (loss)		250,971
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29,851
Change in net unrealized appreciation (depreciation) on: Investment securities	155,465
Delayed delivery commitments	198
Total change in net unrealized appreciation (depreciation)		155,663
Net gain (loss)		185,514
Net increase (decrease) in net assets resulting from operations		$ 436,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 250,971	$ 434,074
Net realized gain (loss)	29,851	16,618
Change in net unrealized appreciation (depreciation)	155,663	483,301
Net increase (decrease) in net assets resulting from operations	436,485	933,993
Distributions to shareholders from net investment income	(239,322)	(416,778)
Distributions to shareholders from net realized gain	(13,325)	-
Total distributions	(252,647)	(416,778)
Share transactions - net increase (decrease)	1,413,465	2,019,795
Total increase (decrease) in net assets	1,597,303	2,537,010

Net Assets
Beginning of period	18,604,141	16,067,131
End of period (including undistributed net investment income of $26,925 and undistributed net investment income of $15,276, respectively)	$ 20,201,444	$ 18,604,141

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.04	$ 11.74	$ 11.67	$ 11.05
Income from Investment Operations
Net investment income (loss) D	.147	.286	.254	.312	.351	.373
Net realized and unrealized gain (loss)	.111	.338	(.604)	.358	.137	.613
Total from investment operations	.258	.624	(.350)	.670	.488	.986
Distributions from net investment income	(.140)	(.274)	(.246)	(.305)	(.342)	(.366)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	(.076)	-
Total distributions	(.148)	(.274)	(.330)	(.370)	(.418)	(.366)
Net asset value, end of period	$ 11.82	$ 11.71	$ 11.36	$ 12.04	$ 11.74	$ 11.67
Total ReturnB, C	2.21%	5.55%	(2.97)%	5.82%	4.32%	9.10%
Ratios to Average Net Assets E, G
Expenses before reductions	.22%A	.22%	.22%	.22%	.28%	.36%
Expenses net of fee waivers, if any	.22%A	.22%	.22%	.22%	.27%	.32%
Expenses net of all reductions	.22%A	.22%	.22%	.22%	.27%	.32%
Net investment income (loss)	2.52%A	2.48%	2.16%	2.63%	3.06%	3.32%
Supplemental Data
Net assets, end of period (in millions)	$ 6,593	$ 6,520	$ 5,338	$ 5,981	$ 7,287	$ 11,355
Portfolio turnover rateF	79% A	85%	118%	100%	106%	165%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.154	.299	.267	.321	.115
Net realized and unrealized gain (loss)	.111	.339	(.593)	.349	.301
Total from investment operations	.265	.638	(.326)	.670	.416
Distributions from net investment income	(.147)	(.288)	(.260)	(.315)	(.116)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.155)	(.288)	(.344)	(.380)	(.116)
Net asset value, end of period	$ 11.82	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	2.27%	5.68%	(2.78)%	5.82%	3.66%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%A	.17%	.17%	.17%	.17%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.12%	.17%A
Expenses net of all reductions	.10%A	.10%	.10%	.12%	.17%A
Net investment income (loss)	2.64%A	2.60%	2.27%	2.73%	3.15%A
Supplemental Data
Net assets, end of period (in millions)	$ 6,352	$ 5,778	$ 5,108	$ 4,265	$ 1,533
Portfolio turnover rateF	79% A	85%	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.156	.303	.272	.329	.118
Net realized and unrealized gain (loss)	.110	.338	(.594)	.349	.302
Total from investment operations	.266	.641	(.322)	.678	.420
Distributions from net investment income	(.148)	(.291)	(.264)	(.323)	(.120)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.156)	(.291)	(.348)	(.388)	(.120)
Net asset value, end of period	$ 11.82	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	2.29%	5.71%	(2.75)%	5.89%	3.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.07%A	.07%	.07%	.07%	.07%A
Expenses net of all reductions	.07%A	.07%	.07%	.07%	.07%A
Net investment income (loss)	2.67%A	2.63%	2.31%	2.78%	3.25%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,339	$ 3,158	$ 2,766	$ 3,121	$ 1,926
Portfolio turnover rateF	79% A	85%	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.157	.305	.274	.331	.118
Net realized and unrealized gain (loss)	.111	.339	(.594)	.349	.303
Total from investment operations	.268	.644	(.320)	.680	.421
Distributions from net investment income	(.150)	(.294)	(.266)	(.325)	(.121)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.158)	(.294)	(.350)	(.390)	(.121)
Net asset value, end of period	$ 11.82	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	2.30%	5.73%	(2.73)%	5.91%	3.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%A	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.05%A
Net investment income (loss)	2.69%A	2.65%	2.33%	2.80%	3.27%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,357	$ 947	$ 867	$ 869	$ 682
Portfolio turnover rateF	79% A	85%	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.157	.305	.273	.331	.365	.359
Net realized and unrealized gain (loss)	.111	.339	(.593)	.349	.139	.542
Total from investment operations	.268	.644	(.320)	.680	.504	.901
Distributions from net investment income	(.150)	(.294)	(.266)	(.325)	(.358)	(.351)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	(.076)	-
Total distributions	(.158)	(.294)	(.350)	(.390)	(.434)	(.351)
Net asset value, end of period	$ 11.82	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.67
Total ReturnB, C	2.30%	5.73%	(2.73)%	5.91%	4.47%	8.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%A	.05%	.05%	.05%	.12%	.22%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%	.05%	.12%	.22%A
Expenses net of all reductions	.05%A	.05%	.05%	.05%	.12%	.22%A
Net investment income (loss)	2.69%A	2.65%	2.33%	2.80%	3.20%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 2,560	$ 2,202	$ 1,988	$ 1,361	$ 634	$ 97
Portfolio turnover rateF	79% A	85%	118%	100%	106%	165%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 926,031
Gross unrealized depreciation	(44,582)
Net unrealized appreciation (depreciation) on securities	$ 881,449

Tax cost	$ 19,925,654

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $813,516 and $209,956, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 5,572
Fidelity Advantage Class	3,644
Institutional Class	331
$ 9,547

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $194.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2015.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.10%	2,151

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Investor Class	$ 77,996	$ 137,336
Fidelity Advantage Class	75,905	131,655
Institutional Class	41,793	73,256
Fidelity Advantage Institutional Class	13,973	22,566
Class F	29,655	51,965
Total	$ 239,322	$ 416,778
From net realized gain
Investor Class	$ 4,492	$ -
Fidelity Advantage Class	4,158	-
Institutional Class	2,426	-
Fidelity Advantage Institutional Class	668	-
Class F	1,581	-
Total	$ 13,325	$ -

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Investor Class
Shares sold	54,305	155,246	$ 638,195	$ 1,791,631
Reinvestment of distributions	6,984	11,818	82,172	136,577
Shares redeemed	(60,213)	(80,218)	(709,301)	(922,306)
Net increase (decrease)	1,076	86,846	$ 11,066	$ 1,005,902
Fidelity Advantage Class
Shares sold	108,636	148,877	$ 1,275,564	$ 1,718,974
Reinvestment of distributions	6,608	11,059	77,758	127,764
Shares redeemed	(71,177)	(116,220)	(836,367)	(1,337,907)
Net increase (decrease)	44,067	43,716	$ 516,955	$ 508,831
Institutional Class
Shares sold	77,665	84,528	$ 910,982	$ 974,833
Reinvestment of distributions	3,758	6,341	44,219	73,256
Shares redeemed	(68,520)	(64,732)	(802,676)	(745,431)
Net increase (decrease)	12,903	26,137	$ 152,525	$ 302,658
Fidelity Advantage Institutional Class
Shares sold	44,344	25,850	$ 519,800	$ 297,984
Reinvestment of distributions	1,243	1,953	14,641	22,566
Shares redeemed	(11,586)	(23,330)	(136,218)	(268,139)
Net increase (decrease)	34,001	4,473	$ 398,223	$ 52,411
Class F
Shares sold	42,935	60,391	$ 504,245	$ 694,559
Reinvestment of distributions	2,654	4,494	31,236	51,921
Shares redeemed	(17,027)	(51,901)	(200,785)	(596,487)
Net increase (decrease)	28,562	12,984	$ 334,696	$ 149,993

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 39% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2014.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.22% to 0.05%. The Board considered that the chart reflects the fund's lower management fee for 2011 as if the lower fee were in effect for the entire year. The Board also considered that it had approved an amended and restated management contract for the fund (effective June 1, 2009) that lowered the fund's management fee from 0.32% to 0.22%. The Board considered that the chart reflects the fund's lower management fee for 2009 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Class F ranked below its competitive median for 2013 and the total expense ratio of Investor Class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. Lower priced share classes, including Fidelity Advantage Class, represent a large part of the mapped group.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.05%; Institutional Class: 0.07%; and Investor Class: 0.22%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.10% through October 31, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Investor Class was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UII-UDV-USAN-0415
1.925932.103

Fidelity®

Corporate Bond

Fund

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.80%
Actual		$ 1,000.00	$ 1,022.50	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.86%
Actual		$ 1,000.00	$ 1,022.20	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Class C	1.56%
Actual		$ 1,000.00	$ 1,018.70	$ 7.81
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Corporate Bond	.45%
Actual		$ 1,000.00	$ 1,024.30	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,024.00	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 4.0%	U.S. Government and U.S. Government Agency Obligations 4.4%
AAA 0.3%	AAA 0.4%
AA 3.9%	AA 4.4%
A 21.1%	A 20.6%
BBB 51.8%	BBB 54.0%
BB and Below 14.9%	BB and Below 11.8%
Not Rated 0.0%	Not Rated 0.0%†
Equities 0.0%	Equities 0.0%†
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 4.4%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	10.2	10.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	7.0	6.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Corporate Bonds 87.4%		Corporate Bonds 85.6%
	U.S. Government and U.S. Government Agency Obligations 4.0%		U.S. Government and U.S. Government Agency Obligations 4.4%
	Municipal Bonds 2.9%		Municipal Bonds 4.1%
	Other Investments 1.7%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets (Liabilities) 4.0%		Short-Term Investments and Net Other Assets (Liabilities) 4.4%
* Foreign investments	15.1%	** Foreign investments	12.4%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through it's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.8%
Automobiles - 1.5%
Ford Motor Co. 4.75% 1/15/43	$ 3,184,000	$ 3,508,918
General Motors Co.:
5% 4/1/35	2,537,000	2,742,114
5.2% 4/1/45	2,600,000	2,880,036
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (b)	6,650,000	6,641,747
Volkswagen International Finance NV 2.375% 3/22/17 (b)	2,050,000	2,096,556
		17,869,371
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	549,000	589,830
5.75% 6/15/43	396,000	480,182
		1,070,012
Household Durables - 1.3%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,556,250
4% 2/15/20	5,000,000	5,002,500
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,807,500
		15,366,250
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,505,683
Media - 3.5%
Comcast Corp.:
4.65% 7/15/42	2,200,000	2,488,042
6.4% 3/1/40	1,150,000	1,602,987
COX Communications, Inc. 3.25% 12/15/22 (b)	301,000	303,902
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	225,396
Discovery Communications LLC 4.875% 4/1/43	5,108,000	5,420,053
NBCUniversal, Inc. 5.15% 4/30/20	3,625,000	4,171,454
News America Holdings, Inc. 7.75% 12/1/45	111,000	169,864
News America, Inc.:
6.15% 2/15/41	4,800,000	6,252,442
6.9% 8/15/39	300,000	419,305
Thomson Reuters Corp. 1.3% 2/23/17	305,000	305,078
Time Warner Cable, Inc.:
5.875% 11/15/40	1,207,000	1,375,949
6.55% 5/1/37	1,920,000	2,318,744
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 700,000	$ 804,161
8.25% 4/1/19	1,856,000	2,266,725
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	3,014,778
4.75% 3/29/21	1,750,000	1,956,525
6.2% 3/15/40	1,700,000	2,155,445
Viacom, Inc.:
2.5% 9/1/18	5,496,000	5,601,847
3.5% 4/1/17	34,000	35,400
		40,888,097
Specialty Retail - 0.9%
AutoZone, Inc. 3.7% 4/15/22	253,000	263,609
Home Depot, Inc. 5.95% 4/1/41	941,000	1,256,833
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	781,866
TJX Companies, Inc. 2.75% 6/15/21	694,000	705,908
Turlock Corp. 1.5% 11/2/17	7,000,000	7,026,089
		10,034,305
TOTAL CONSUMER DISCRETIONARY		90,733,718
CONSUMER STAPLES - 5.9%
Beverages - 1.8%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	5,000,000	5,067,045
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,037,500
4.25% 5/1/23	3,315,000	3,439,313
FBG Finance Ltd. 5.125% 6/15/15 (b)	282,000	285,689
Heineken NV:
1.4% 10/1/17 (b)	287,000	287,675
4% 10/1/42 (b)	96,000	94,579
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,935,982
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	2,655,000	2,715,640
		20,863,423
Food & Staples Retailing - 1.4%
Wal-Mart Stores, Inc. 3.3% 4/22/24	10,000,000	10,609,920
Walgreen Co.:
3.1% 9/15/22	3,607,000	3,655,687
4.4% 9/15/42	124,000	127,003
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	$ 258,000	$ 260,599
2.7% 11/18/19	582,000	592,326
3.3% 11/18/21	691,000	710,966
3.8% 11/18/24	528,000	549,765
		16,506,266
Food Products - 1.3%
ConAgra Foods, Inc. 1.9% 1/25/18	285,000	284,578
General Mills, Inc.:
1.4% 10/20/17	7,500,000	7,498,448
2.2% 10/21/19	5,000,000	5,016,830
Kraft Foods Group, Inc. 5% 6/4/42	1,598,000	1,730,605
		14,530,461
Tobacco - 1.4%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,496,798
4% 1/31/24	529,000	566,681
4.125% 9/11/15	2,100,000	2,138,243
9.7% 11/10/18	3,062,000	3,938,886
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,237,386
Reynolds American, Inc.:
1.05% 10/30/15	660,000	660,563
3.25% 11/1/22	3,304,000	3,295,225
4.75% 11/1/42	470,000	477,258
6.75% 6/15/17	384,000	426,758
		16,237,798
TOTAL CONSUMER STAPLES		68,137,948
ENERGY - 9.6%
Energy Equipment & Services - 1.6%
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	149,339
5.35% 3/15/20 (b)	10,096,000	9,950,446
5.85% 5/21/43 (b)(d)	7,500,000	6,018,750
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	756,359
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	122,602
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.: - continued
3.05% 3/1/16	$ 450,000	$ 454,477
Transocean, Inc. 6.5% 11/15/20	930,000	827,700
		18,279,673
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	419,548
6.375% 9/15/17	3,626,000	4,057,849
Apache Corp. 4.75% 4/15/43	3,233,000	3,391,540
BP Capital Markets PLC 2.521% 1/15/20	1,719,000	1,744,056
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,982,245
5.7% 10/15/19	264,000	293,252
Chesapeake Energy Corp.:
6.125% 2/15/21	305,000	324,063
6.625% 8/15/20	4,675,000	5,084,063
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	359,391
2.7% 4/1/19	64,000	60,476
3.875% 3/15/23	222,000	201,264
4.95% 4/1/22	1,925,000	1,880,157
5.6% 4/1/44	340,000	294,316
Devon Energy Corp. 2.25% 12/15/18	910,000	922,532
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	54,928
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	526,284
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	145,983
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,017,743
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	387,762
2.55% 10/15/19	163,000	164,792
3.75% 2/15/25	547,000	568,719
4.85% 3/15/44	2,023,000	2,247,685
4.95% 10/15/54	2,437,000	2,666,651
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	153,425
Nexen, Inc. 5.2% 3/10/15	41,000	41,027
ONEOK Partners LP 2% 10/1/17	2,822,000	2,789,313
Petro-Canada 6.05% 5/15/18	4,470,000	5,025,961
Petrobras Global Finance BV 7.25% 3/17/44	1,015,000	917,499
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	38,325
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
5.375% 1/27/21	$ 652,000	$ 586,657
5.75% 1/20/20	3,652,000	3,368,860
Petroleos Mexicanos:
3.125% 1/23/19	99,000	101,253
3.5% 7/18/18	959,000	991,031
4.25% 1/15/25 (b)	5,000,000	5,035,000
4.875% 1/18/24	80,000	85,080
5.5% 1/21/21	545,000	598,138
5.5% 6/27/44	2,899,000	2,942,485
6% 3/5/20	116,000	131,370
6.375% 1/23/45	937,000	1,048,175
6.5% 6/2/41	2,926,000	3,298,714
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,865,229
4.3% 4/1/22	300,000	327,606
4.65% 11/15/34	3,750,000	4,035,113
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	5,000,000	5,130,880
Southeast Supply Header LLC 4.25% 6/15/24 (b)	667,000	677,042
Southwestern Energy Co. 4.95% 1/23/25	6,272,000	6,444,957
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	61,732
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	462,036
4.6% 6/15/21	414,000	454,303
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,590,693
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	4,683,694
Western Gas Partners LP:
2.6% 8/15/18	858,000	867,048
5.375% 6/1/21	1,273,000	1,420,032
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,416,725
4.3% 3/4/24	491,000	505,070
		92,889,772
TOTAL ENERGY		111,169,445
FINANCIALS - 39.6%
Banks - 19.3%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,636,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Associated Banc-Corp. 5.125% 3/28/16	$ 575,000	$ 598,267
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (b)	3,175,000	3,230,563
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,550,396
4% 1/22/25	3,277,000	3,317,225
4.2% 8/26/24	10,942,000	11,332,432
5.75% 12/1/17	3,000,000	3,317,502
6.5% 8/1/16	1,240,000	1,329,464
Bank of America NA 1.25% 2/14/17	1,027,000	1,027,260
Barclays Bank PLC 2.5% 2/20/19	400,000	407,915
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,755,236
BPCE SA 5.15% 7/21/24 (b)	6,475,000	6,931,533
Branch Banking & Trust Co. 2.85% 4/1/21	3,282,000	3,365,146
Capital One Bank NA 2.3% 6/5/19	5,000,000	5,005,295
Capital One NA 2.95% 7/23/21	1,050,000	1,063,116
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,437,469
Citigroup, Inc.:
1.55% 8/14/17	3,821,000	3,815,815
2.5% 7/29/19	4,000,000	4,047,020
3.953% 6/15/16	653,000	675,711
4.05% 7/30/22	316,000	329,253
4.45% 1/10/17	1,250,000	1,317,913
5.3% 5/6/44	2,300,000	2,572,985
5.5% 9/13/25	1,317,000	1,491,496
6.125% 5/15/18	640,000	721,610
6.675% 9/13/43	467,000	621,010
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	517,000	538,842
Credit Suisse AG 6% 2/15/18	122,000	135,480
Credit Suisse New York Branch:
3% 10/29/21	1,550,000	1,579,726
3.625% 9/9/24	3,230,000	3,360,912
Discover Bank:
2% 2/21/18	3,900,000	3,908,077
7% 4/15/20	2,391,000	2,850,820
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,271,100
5.45% 1/15/17	1,232,000	1,321,526
8.25% 3/1/38	3,848,000	5,799,098
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	804,791
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
HSBC Holdings PLC 6.5% 9/15/37	$ 100,000	$ 128,978
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,312,956
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)	3,075,000	3,166,543
JPMorgan Chase & Co.:
3.875% 2/1/24	5,000,000	5,303,875
3.875% 9/10/24	5,237,000	5,339,829
4.125% 12/15/26	13,085,000	13,429,894
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,027,171
KeyBank NA 1.65% 2/1/18	501,000	502,237
KeyCorp. 5.1% 3/24/21	2,081,000	2,361,610
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,236,005
5% 1/17/17	1,027,000	1,086,833
Mitsubishi UFJ Trust & Banking Corp.:
1.6% 10/16/17 (b)	7,000,000	6,989,836
2.45% 10/16/19 (b)	7,000,000	7,070,798
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (b)	4,377,000	4,353,977
MUFG Americas Holdings Corp. 0.8256% 2/9/18 (d)	9,000,000	9,012,843
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,951,400
Regions Bank:
6.45% 6/26/37	2,611,000	3,263,340
7.5% 5/15/18	7,499,000	8,672,031
Regions Financial Corp.:
2% 5/15/18	558,000	554,776
5.75% 6/15/15	1,655,000	1,676,316
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	657,822
5.125% 5/28/24	3,640,000	3,855,492
6% 12/19/23	5,228,000	5,852,615
6.1% 6/10/23	1,000,000	1,121,151
6.125% 12/15/22	5,972,000	6,736,685
SunTrust Banks, Inc.:
2.35% 11/1/18	894,000	906,460
2.5% 5/1/19	5,184,000	5,247,706
Wachovia Bank NA 6% 11/15/17	405,000	453,942
Wells Fargo & Co.:
4.48% 1/16/24	7,539,000	8,224,386
4.65% 11/4/44	4,700,000	5,040,064
		223,005,575
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - 4.4%
Charles Schwab Corp. 2.2% 7/25/18	$ 3,166,000	$ 3,218,483
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,066,946
2.55% 10/23/19	6,476,000	6,524,518
2.9% 7/19/18	4,240,000	4,364,211
3.625% 2/7/16	1,275,000	1,306,838
5.25% 7/27/21	1,227,000	1,392,840
5.95% 1/18/18	178,000	198,463
6.15% 4/1/18	204,000	229,301
Lazard Group LLC 6.85% 6/15/17	171,000	190,340
Merrill Lynch &Co., Inc. 6.11% 1/29/37	2,269,000	2,770,842
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,578,813
3.7% 10/23/24	1,685,000	1,739,621
3.75% 2/25/23	1,168,000	1,220,087
4.3% 1/27/45	948,000	973,871
4.875% 11/1/22	9,466,000	10,284,241
5% 11/24/25	846,000	932,394
5.5% 7/28/21	1,222,000	1,412,276
5.625% 9/23/19	329,000	373,463
5.75% 1/25/21	557,000	647,528
6.625% 4/1/18	153,000	174,035
TD Ameritrade Holding Corp. 3.625% 4/1/25	6,550,000	6,814,561
		51,413,672
Consumer Finance - 2.6%
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,532,200
4.75% 9/10/18	4,500,000	4,680,000
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,611,506
5.2% 4/27/22	2,355,000	2,604,053
6.45% 6/12/17	107,000	117,544
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	599,859
2.597% 11/4/19	4,950,000	5,009,568
General Electric Capital Corp. 5.875% 1/14/38	150,000	195,084
Hyundai Capital America:
1.625% 10/2/15 (b)	178,000	178,825
2.125% 10/2/17 (b)	197,000	198,720
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.55% 2/6/19 (b)	$ 3,163,000	$ 3,179,090
2.875% 8/9/18 (b)	4,930,000	5,046,737
		29,953,186
Diversified Financial Services - 2.0%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	119,086
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,750,179
ING U.S., Inc.:
5.5% 7/15/22	2,028,000	2,343,417
5.7% 7/15/43	2,607,000	3,216,616
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,033,184
4.5% 9/1/22	6,500,000	7,016,789
		23,479,271
Insurance - 5.9%
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,697,620
4.5% 7/16/44	5,833,000	6,229,195
Aon Corp.:
3.125% 5/27/16	1,609,000	1,649,363
6.25% 9/30/40	253,000	329,322
Aon PLC 3.5% 6/14/24	2,830,000	2,896,293
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,891,669
Five Corners Funding Trust 4.419% 11/15/23 (b)	4,111,000	4,424,234
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	68,310
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,832,988
4.3% 4/15/43	1,211,000	1,295,421
8.125% 6/15/38 (d)	4,915,000	5,603,100
Liberty Mutual Group, Inc. 4.95% 5/1/22 (b)	5,250,000	5,798,384
Marsh & McLennan Companies, Inc.:
4.05% 10/15/23	2,306,000	2,463,963
4.8% 7/15/21	1,643,000	1,850,759
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	148,000	180,119
Metropolitan Life Global Funding I 1.3% 4/10/17 (b)	6,837,000	6,865,756
Pacific LifeCorp:
5.125% 1/30/43 (b)	1,285,000	1,457,492
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp: - continued
6% 2/10/20 (b)	$ 902,000	$ 1,020,214
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,406,995
5.625% 6/15/43 (d)	5,000,000	5,287,500
Symetra Financial Corp. 6.125% 4/1/16 (b)	615,000	640,785
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	287,000	292,919
4.125% 11/1/24 (b)	415,000	438,384
Unum Group:
5.625% 9/15/20	1,846,000	2,090,931
5.75% 8/15/42	3,748,000	4,526,062
7.125% 9/30/16	106,000	115,261
UnumProvident Finance Co. PLC 6.85% 11/15/15 (b)	991,000	1,031,028
		68,384,067
Real Estate Investment Trusts - 2.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	98,985
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,871,746
Boston Properties, Inc. 3.85% 2/1/23	738,000	777,879
Camden Property Trust 4.25% 1/15/24	758,000	804,977
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,393,557
DDR Corp.:
4.625% 7/15/22	391,000	420,169
4.75% 4/15/18	1,764,000	1,892,918
7.5% 4/1/17	4,000,000	4,455,580
9.625% 3/15/16	214,000	232,188
Duke Realty LP:
3.625% 4/15/23	383,000	390,254
3.875% 10/15/22	403,000	419,404
4.375% 6/15/22	206,000	220,549
5.5% 3/1/16	1,300,000	1,355,075
6.75% 3/15/20	1,295,000	1,531,920
Equity One, Inc. 3.75% 11/15/22	3,000,000	3,031,278
Federal Realty Investment Trust 6.2% 1/15/17	1,300,000	1,414,808
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	326,630
4.7% 9/15/17	548,000	589,161
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust 4.4% 6/15/24	$ 250,000	$ 258,874
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	182,713
		24,668,665
Real Estate Management & Development - 3.3%
BioMed Realty LP:
2.625% 5/1/19	4,914,000	4,937,047
3.85% 4/15/16	914,000	940,745
4.25% 7/15/22	170,000	178,916
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,043,913
4.1% 10/1/24	3,000,000	3,056,166
4.55% 10/1/29	2,014,000	2,091,698
4.95% 4/15/18	290,000	311,895
6% 4/1/16	211,000	221,331
Corporate Office Properties LP 3.7% 6/15/21	476,000	478,430
ERP Operating LP 2.375% 7/1/19	490,000	493,193
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,760,879
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,080,429
4.125% 6/15/22	1,832,000	1,917,525
4.4% 2/15/24	1,039,000	1,109,556
4.75% 10/1/20	752,000	816,989
5.125% 3/2/15	141,000	141,000
5.5% 12/15/16	2,436,000	2,607,772
6.625% 10/1/17	1,960,000	2,188,119
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	489,940
3.15% 5/15/23	922,000	838,954
4.5% 4/18/22	94,000	95,058
7.75% 8/15/19	126,000	146,336
Mid-America Apartments LP 4.3% 10/15/23	180,000	191,990
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,916,551
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	276,000	293,275
Reckson Operating Partnership LP 6% 3/31/16	286,000	299,214
Regency Centers LP:
3.75% 6/15/24	493,000	505,578
5.25% 8/1/15	249,000	253,601
Tanger Properties LP:
3.875% 12/1/23	398,000	412,625
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.125% 6/1/20	$ 661,000	$ 766,175
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	511,496
		38,096,396
TOTAL FINANCIALS		459,000,832
HEALTH CARE - 4.5%
Biotechnology - 0.5%
Amgen, Inc. 2.2% 5/22/19	5,630,000	5,662,592
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.:
3.734% 12/15/24	3,246,000	3,399,883
4.685% 12/15/44	288,000	314,484
Medtronic, Inc. 3.15% 3/15/22 (b)	4,650,000	4,813,838
		8,528,205
Health Care Providers & Services - 0.9%
Aetna, Inc. 1.5% 11/15/17	72,000	72,264
Express Scripts Holding Co. 4.75% 11/15/21	3,000,000	3,346,524
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,739,041
UnitedHealth Group, Inc.:
3.95% 10/15/42	132,000	136,698
4.25% 3/15/43	2,500,000	2,736,230
4.625% 11/15/41	965,000	1,101,568
WellPoint, Inc.:
1.875% 1/15/18	288,000	289,380
2.375% 2/15/17	810,000	826,266
		10,247,971
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	1,980,000	2,027,952
4.15% 2/1/24	248,000	266,248
5.3% 2/1/44	103,000	122,057
		2,416,257
Pharmaceuticals - 2.2%
AbbVie, Inc.:
1.75% 11/6/17	999,000	1,006,644
4.4% 11/6/42	627,000	660,081
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	$ 1,706,000	$ 1,716,100
2.375% 10/8/19 (b)	567,000	575,959
3% 10/8/21 (b)	414,000	427,907
3.375% 10/8/24 (b)	286,000	298,055
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,796,893
Merck & Co., Inc. 2.35% 2/10/22	10,000,000	9,961,730
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	7,416,000	7,402,666
Zoetis, Inc. 1.875% 2/1/18	123,000	122,903
		25,968,938
TOTAL HEALTH CARE		52,823,963
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	508,000	533,890
L-3 Communications Corp. 3.95% 5/28/24	3,000,000	3,060,645
		3,594,535
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (b)	549,000	573,789
Continental Airlines, Inc. 6.648% 3/15/19	55,414	57,110
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	50,141	53,274
8.36% 1/20/19	36,423	39,792
		723,965
Industrial Conglomerates - 1.5%
General Electric Co.:
2.7% 10/9/22	5,000,000	5,098,625
4.125% 10/9/42	434,000	463,386
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,095,381
2.05% 10/1/18	7,475,000	7,487,102
		17,144,494
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	270,000	269,761
4.65% 11/1/44	559,000	595,190
		864,951
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	$ 2,500,000	$ 2,654,155
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	408,000	406,470
3.75% 2/1/22	1,086,000	1,102,734
3.875% 4/1/21	3,305,000	3,404,150
		4,913,354
TOTAL INDUSTRIALS		29,895,454
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
Cisco Systems, Inc. 2.9% 3/4/21	2,273,000	2,360,435
Electronic Equipment & Components - 0.6%
Amphenol Corp.:
1.55% 9/15/17	1,404,000	1,406,816
3.125% 9/15/21	264,000	269,512
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	187,276
6.55% 10/1/17	4,758,000	5,342,463
		7,206,067
IT Services - 0.4%
The Western Union Co.:
2.375% 12/10/15	358,000	361,550
2.875% 12/10/17	926,000	948,524
Xerox Corp. 2.95% 3/15/17	2,591,000	2,669,183
		3,979,257
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	296,687
TOTAL INFORMATION TECHNOLOGY		13,842,446
MATERIALS - 1.6%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	434,000	432,984
Monsanto Co. 4.7% 7/15/64	1,925,000	2,130,567
		2,563,551
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	87,802
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 1.4%
Alcoa, Inc.:
5.125% 10/1/24	$ 543,000	$ 590,644
5.4% 4/15/21	4,548,000	4,995,309
Anglo American Capital PLC 4.125% 4/15/21 (b)	5,693,000	5,791,187
Corporacion Nacional del Cobre de Chile (Codelco):
4.875% 11/4/44 (b)	200,000	212,608
5.625% 10/18/43 (b)	425,000	497,828
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,625,000	3,325,408
Vale Overseas Ltd. 6.25% 1/23/17	104,000	110,621
		15,523,605
TOTAL MATERIALS		18,174,958
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.:
5.55% 8/15/41	2,700,000	2,941,669
6.3% 1/15/38	970,000	1,148,008
British Telecommunications PLC:
1.25% 2/14/17	1,064,000	1,062,436
1.625% 6/28/16	435,000	438,165
2.35% 2/14/19	4,623,000	4,683,520
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	609,482
3.5% 11/1/21	1,420,000	1,477,066
4.5% 9/15/20	13,827,000	15,207,239
4.6% 4/1/21	460,000	507,763
5.012% 8/21/54 (b)	6,001,000	6,269,143
6.4% 9/15/33	1,509,000	1,913,198
6.55% 9/15/43	999,000	1,314,536
		37,572,225
Wireless Telecommunication Services - 1.1%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,473,055
3.625% 3/30/15	564,000	565,184
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc. 4.1% 10/1/23	$ 4,398,000	$ 4,696,409
Vodafone Group PLC 5.625% 2/27/17	5,000,000	5,406,430
		12,141,078
TOTAL TELECOMMUNICATION SERVICES		49,713,303
UTILITIES - 6.3%
Electric Utilities - 3.5%
AmerenUE 6.4% 6/15/17	133,000	147,448
American Electric Power Co., Inc.:
1.65% 12/15/17	2,173,000	2,183,207
2.95% 12/15/22	4,000,000	4,011,216
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	239,181
DPL, Inc. 6.75% 10/1/19 (b)	3,400,000	3,553,000
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	118,166
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,758,695
2.1% 6/15/18	414,000	421,349
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,640,998
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	587,448
6.4% 9/15/20 (b)	1,310,000	1,552,789
Eversource Energy 1.45% 5/1/18	208,000	206,072
Exelon Corp. 4.9% 6/15/15	2,500,000	2,529,543
FirstEnergy Corp.:
2.75% 3/15/18	699,000	712,477
4.25% 3/15/23	1,919,000	2,020,481
7.375% 11/15/31	6,145,000	7,840,639
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,333,644
Nevada Power Co.:
6.5% 8/1/18	70,000	80,917
6.65% 4/1/36	500,000	702,224
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,250,302
Tampa Electric Co. 6.55% 5/15/36	500,000	706,706
TECO Finance, Inc. 5.15% 3/15/20	114,000	127,390
Xcel Energy, Inc. 4.8% 9/15/41	554,000	641,008
		41,364,900
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (b)	$ 2,000,000	$ 2,241,366
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,896
		2,260,262
Independent Power and Renewable Electricity Producers - 0.3%
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,688,900
Multi-Utilities - 2.3%
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,630,064
2.5566% 9/30/66 (d)	7,158,000	6,654,836
7.5% 6/30/66 (d)	145,000	150,046
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	7,200,000	7,183,361
NiSource Finance Corp.:
4.45% 12/1/21	91,000	98,756
5.25% 2/15/43	234,000	280,706
5.95% 6/15/41	1,493,000	1,917,379
6.4% 3/15/18	59,000	67,189
Puget Energy, Inc. 5.625% 7/15/22	4,240,000	4,985,914
Sempra Energy:
2.3% 4/1/17	3,024,000	3,087,153
2.875% 10/1/22	224,000	224,390
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	117,579
		26,397,373
TOTAL UTILITIES		73,711,435
TOTAL NONCONVERTIBLE BONDS (Cost $934,334,635)		967,203,502
U.S. Treasury Obligations - 4.0%

U.S. Treasury Bonds:
3% 11/15/44	6,039,000	6,549,954
3.125% 8/15/44	10,174,000	11,274,857
3.625% 2/15/44	23,144,000	28,018,694
TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,378,862)		45,843,505
Municipal Securities - 2.9%
	Principal Amount	Value
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	$ 280,000	$ 452,326
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	60,636
7.3% 10/1/39	1,485,000	2,238,638
7.5% 4/1/34	1,165,000	1,766,967
7.55% 4/1/39	730,000	1,155,043
7.6% 11/1/40	5,750,000	9,264,803
7.625% 3/1/40	70,000	110,712
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,295,000	1,569,177
Series 2012 B, 5.432% 1/1/42	160,000	148,909
6.314% 1/1/44	2,280,000	2,384,356
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	1,255,000	1,368,578
5.877% 3/1/19	12,135,000	13,444,973
TOTAL MUNICIPAL SECURITIES (Cost $31,587,098)		33,965,118
Foreign Government and Government Agency Obligations - 0.5%

Brazilian Federative Republic 4.25% 1/7/25	885,000	854,025
Chilean Republic 3.25% 9/14/21	155,000	164,688
United Mexican States:
4.75% 3/8/44	4,516,000	4,808,917
5.55% 1/21/45	33,000	39,394
6.05% 1/11/40	116,000	146,160
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,054,873)		6,013,184
Fixed-Income Funds - 5.0%
Shares
Fidelity Specialized High Income Central Fund (e) (Cost $56,805,998)	541,399	57,545,283
Preferred Securities - 0.5%
	Principal Amount	Value
FINANCIALS - 0.5%
Banks - 0.5%
Barclays Bank PLC 7.625% 11/21/22	$ 4,960,000	$ 5,780,433
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d)	102,000	107,726
TOTAL PREFERRED SECURITIES (Cost $5,622,756)		5,888,159
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $43,541,803)	43,541,803	43,541,803
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,120,326,025)		1,160,000,554
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(854,439)
NET ASSETS - 100%		$ 1,159,146,115
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,352,564 or 11.0% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,405
Fidelity Specialized High Income Central Fund	1,284,409
Total	$ 1,308,814
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 26,224,559	$ 31,304,307	$ -	$ 57,545,283	7.4%
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 967,203,502	$ -	$ 967,203,502	$ -
U.S. Government and Government Agency Obligations	45,843,505	-	45,843,505	-
Municipal Securities	33,965,118	-	33,965,118	-
Foreign Government and Government Agency Obligations	6,013,184	-	6,013,184	-
Fixed-Income Funds	57,545,283	57,545,283	-	-
Preferred Securities	5,888,159	-	5,888,159	-
Money Market Funds	43,541,803	43,541,803	-	-
Total Investments in Securities:	$ 1,160,000,554	$ 101,087,086	$ 1,058,913,468	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.9%
United Kingdom	4.3%
Mexico	1.9%
Canada	1.8%
Japan	1.6%
France	1.4%
Others (Individually Less Than 1%)	4.1%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,019,978,224)	$ 1,058,913,468
Fidelity Central Funds (cost $100,347,801)	101,087,086
Total Investments (cost $1,120,326,025)		$ 1,160,000,554
Receivable for investments sold		1,373,077
Receivable for fund shares sold		9,291,912
Interest receivable		10,976,573
Distributions receivable from Fidelity Central Funds		233,187
Total assets		1,181,875,303

Liabilities
Payable for investments purchased	$ 21,394,811
Payable for fund shares redeemed	752,017
Distributions payable	130,106
Accrued management fee	329,264
Distribution and service plan fees payable	23,232
Other affiliated payables	98,486
Other payables and accrued expenses	1,272
Total liabilities		22,729,188

Net Assets		$ 1,159,146,115
Net Assets consist of:
Paid in capital		$ 1,120,565,272
Undistributed net investment income		469,831
Accumulated undistributed net realized gain (loss) on investments		(1,563,517)
Net unrealized appreciation (depreciation) on investments		39,674,529
Net Assets		$ 1,159,146,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,956,894 ÷ 2,576,513 shares)	$ 11.63

Maximum offering price per share (100/96.00 of $11.63)	$ 12.11
Class T: Net Asset Value and redemption price per share ($8,426,042 ÷ 724,710 shares)	$ 11.63

Maximum offering price per share (100/96.00 of $11.63)	$ 12.11
Class C: Net Asset Value and offering price per share ($18,811,162 ÷ 1,618,074 shares)A	$ 11.63

Corporate Bond: Net Asset Value, offering price and redemption price per share ($988,228,629 ÷ 84,995,770 shares)	$ 11.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($113,723,388 ÷ 9,780,911 shares)	$ 11.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 135,149
Interest		15,716,972
Income from Fidelity Central Funds		1,308,814
Total income		17,160,935

Expenses
Management fee	$ 1,755,751
Transfer agent fees	545,706
Distribution and service plan fees	119,511
Independent trustees' compensation	2,002
Miscellaneous	729
Total expenses		2,423,699
Net investment income (loss)		14,737,236
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,906,421
Change in net unrealized appreciation (depreciation) on investment securities		9,193,071
Net gain (loss)		11,099,492
Net increase (decrease) in net assets resulting from operations		$ 25,836,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,737,236	$ 23,498,274
Net realized gain (loss)	1,906,421	(2,386,183)
Change in net unrealized appreciation (depreciation)	9,193,071	50,191,186
Net increase (decrease) in net assets resulting from operations	25,836,728	71,303,277
Distributions to shareholders from net investment income	(14,635,205)	(23,441,574)
Distributions to shareholders from net realized gain	(636,659)	-
Total distributions	(15,271,864)	(23,441,574)
Share transactions - net increase (decrease)	338,923,811	(101,731,245)
Total increase (decrease) in net assets	349,488,675	(53,869,542)

Net Assets
Beginning of period	809,657,440	863,526,982
End of period (including undistributed net investment income of $469,831 and undistributed net investment income of $367,800, respectively)	$ 1,159,146,115	$ 809,657,440

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.151	.305	.277	.287	.356	.128
Net realized and unrealized gain (loss)	.106	.720	(.536)	.857	.366	.446
Total from investment operations	.257	1.025	(.259)	1.144	.722	.574
Distributions from net investment income	(.150)	(.305)	(.273)	(.294)	(.370)	(.124)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)	-
Total distributions	(.157)	(.305)	(.351)	(.424)	(.472)	(.124)
Net asset value, end of period	$ 11.63	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total ReturnB, C, D	2.25%	9.60%	(2.36)%	10.98%	7.16%	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.80%A	.79%	.76%	.76%	.75%	.74%A
Expenses net of fee waivers, if any	.80%A	.79%	.76%	.76%	.75%	.74%A
Expenses net of all reductions	.80%A	.79%	.76%	.76%	.75%	.74%A
Net investment income (loss)	2.65%A	2.73%	2.43%	2.62%	3.43%	3.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,957	$ 27,677	$ 21,833	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rateG	21% A	61%	58%	103%	242%J	67%K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 4, 2010 (commencement of operations) to August 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.148	.298	.272	.284	.357	.131
Net realized and unrealized gain (loss)	.106	.720	(.537)	.868	.363	.436
Total from investment operations	.254	1.018	(.265)	1.152	.720	.567
Distributions from net investment income	(.147)	(.298)	(.267)	(.292)	(.368)	(.127)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)	-
Total distributions	(.154)	(.298)	(.345)	(.422)	(.470)	(.127)
Net asset value, end of period	$ 11.63	$ 11.53	$ 10.81	$ 11.42	$ 10.69	$ 10.44
Total ReturnB, C, D	2.22%	9.53%	(2.42)%	11.06%	7.14%	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.86%A	.85%	.80%	.79%	.75%	.68%A
Expenses net of fee waivers, if any	.86%A	.85%	.80%	.79%	.75%	.68%A
Expenses net of all reductions	.86%A	.85%	.80%	.79%	.75%	.68%A
Net investment income (loss)	2.60%A	2.67%	2.39%	2.59%	3.42%	3.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,426	$ 6,651	$ 6,502	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rateG	21% A	61%	58%	103%	242%J	67%K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 4, 2010 (commencement of operations) to August 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.80	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.108	.219	.189	.204	.280	.106
Net realized and unrealized gain (loss)	.106	.730	(.544)	.868	.361	.437
Total from investment operations	.214	.949	(.355)	1.072	.641	.543
Distributions from net investment income	(.107)	(.219)	(.187)	(.212)	(.289)	(.103)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)	-
Total distributions	(.114)	(.219)	(.265)	(.342)	(.391)	(.103)
Net asset value, end of period	$ 11.63	$ 11.53	$ 10.80	$ 11.42	$ 10.69	$ 10.44
Total ReturnB, C, D	1.87%	8.86%	(3.20)%	10.25%	6.34%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56%A	1.56%	1.53%	1.51%	1.47%	1.45%A
Expenses net of fee waivers, if any	1.56%A	1.56%	1.53%	1.51%	1.47%	1.45%A
Expenses net of all reductions	1.56%A	1.56%	1.53%	1.51%	1.47%	1.45%A
Net investment income (loss)	1.89%A	1.96%	1.66%	1.86%	2.71%	3.20%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,811	$ 11,713	$ 13,705	$ 24,613	$ 11,111	$ 668
Portfolio turnover rateG	21% A	61%	58%	103%	242%J	67%K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 4, 2010 (commencement of operations) to August 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Corporate Bond

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.171	.342	.309	.321	.388	.137
Net realized and unrealized gain (loss)	.106	.721	(.532)	.858	.367	.447
Total from investment operations	.277	1.063	(.223)	1.179	.755	.584
Distributions from net investment income	(.170)	(.343)	(.309)	(.329)	(.403)	(.134)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)	-
Total distributions	(.177)	(.343)	(.387)	(.459)	(.505)	(.134)
Net asset value, end of period	$ 11.63	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total ReturnB, C	2.43%	9.96%	(2.06)%	11.32%	7.50%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.44%A
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.44%A
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.44%A
Net investment income (loss)	3.00%A	3.07%	2.74%	2.93%	3.72%	4.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 988,229	$ 697,733	$ 771,621	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rateF	21% A	61%	58%	103%	242%I	67%J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2010 (commencement of operations) to August 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.168	.336	.301	.316	.389	.140
Net realized and unrealized gain (loss)	.106	.720	(.530)	.858	.366	.445
Total from investment operations	.274	1.056	(.229)	1.174	.755	.585
Distributions from net investment income	(.167)	(.336)	(.303)	(.324)	(.403)	(.135)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)	-
Total distributions	(.174)	(.336)	(.381)	(.454)	(.505)	(.135)
Net asset value, end of period	$ 11.63	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total ReturnB, C	2.40%	9.90%	(2.11)%	11.27%	7.51%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%A	.51%	.52%	.49%	.43%	.42%A
Expenses net of fee waivers, if any	.50%A	.51%	.51%	.49%	.43%	.42%A
Expenses net of all reductions	.50%A	.51%	.51%	.49%	.43%	.42%A
Net investment income (loss)	2.95%A	3.01%	2.68%	2.88%	3.75%	4.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,723	$ 65,882	$ 49,866	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rateF	21% A	61%	58%	103%	242%I	67%J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from were less than 0.01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2010 (commencement of operations) to August 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 45,212,451
Gross unrealized depreciation	(5,134,881)
Net unrealized appreciation (depreciation) on securities	$ 40,077,570

Tax cost	$ 1,119,922,984

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (3,263,571)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. Government securities, aggregated $383,328,968 and $58,776,856, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 37,174	$ 1,813
Class T	-%	.25%	9,665	244
Class C	.75%	.25%	72,672	23,920
			$ 119,511	$ 25,977

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,309
Class T	1,178
Class C*	4,314
$ 11,801

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 28,789.20
Class T	9,614.25
Class C	14,080.20
Corporate Bond	437,136.10
Institutional Class	56,087.15
	$ 545,706

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $611 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 387,607	$ 608,399
Class T	98,669	171,108
Class C	134,190	199,301
Corporate Bond	12,923,912	20,688,639
Institutional Class	1,090,827	1,774,127
Total	$ 14,635,205	$ 23,441,574

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

	Six months ended February 28, 2015	Year ended August 31, 2014
From net realized gain
Class A	$ 18,619	$ -
Class T	4,862	-
Class C	9,110	-
Corporate Bond	560,454	-
Institutional Class	43,614	-
Total	$ 636,659	$ -

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	1,025,696	1,249,169	$ 11,796,998	$ 14,047,645
Reinvestment of distributions	32,865	50,169	378,653	563,724
Shares redeemed	(881,784)	(920,088)	(10,148,833)	(10,236,656)
Net increase (decrease)	176,777	379,250	$ 2,026,818	$ 4,374,713
Class T
Shares sold	264,477	283,615	$ 3,035,407	$ 3,155,670
Reinvestment of distributions	8,756	14,557	100,891	163,245
Shares redeemed	(125,238)	(323,223)	(1,432,852)	(3,577,079)
Net increase (decrease)	147,995	(25,051)	$ 1,703,446	$ (258,164)
Class C
Shares sold	856,080	582,128	$ 9,863,337	$ 6,570,162
Reinvestment of distributions	12,187	16,887	140,476	189,406
Shares redeemed	(265,899)	(851,721)	(3,048,660)	(9,415,455)
Net increase (decrease)	602,368	(252,706)	$ 6,955,153	$ (2,655,887)
Corporate Bond
Shares sold	33,659,257	38,472,483	$ 386,395,143	$ 429,883,472
Reinvestment of distributions	1,107,137	1,752,468	12,761,033	19,625,390
Shares redeemed	(10,267,474)	(51,137,626)	(117,907,319)	(564,864,189)
Net increase (decrease)	24,498,920	(10,912,675)	$ 281,248,857	$ (115,355,327)

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Institutional Class
Shares sold	5,115,156	1,619,567	$ 59,011,758	$ 18,017,528
Reinvestment of distributions	96,769	155,188	1,115,523	1,742,112
Shares redeemed	(1,143,187)	(677,328)	(13,137,744)	(7,596,220)
Net increase (decrease)	4,068,738	1,097,427	$ 46,989,537	$ 12,163,420

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Corporate Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CBD-USAN-0415
1.907006.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond
Fund - Class A, Class T and Class C

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Class A, Class T and
Class C are classes of
Fidelity® Corporate Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.80%
Actual		$ 1,000.00	$ 1,022.50	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.86%
Actual		$ 1,000.00	$ 1,022.20	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Class C	1.56%
Actual		$ 1,000.00	$ 1,018.70	$ 7.81
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Corporate Bond	.45%
Actual		$ 1,000.00	$ 1,024.30	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,024.00	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 4.0%	U.S. Government and U.S. Government Agency Obligations 4.4%
AAA 0.3%	AAA 0.4%
AA 3.9%	AA 4.4%
A 21.1%	A 20.6%
BBB 51.8%	BBB 54.0%
BB and Below 14.9%	BB and Below 11.8%
Not Rated 0.0%	Not Rated 0.0%†
Equities 0.0%	Equities 0.0%†
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 4.4%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	10.2	10.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	7.0	6.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Corporate Bonds 87.4%		Corporate Bonds 85.6%
	U.S. Government and U.S. Government Agency Obligations 4.0%		U.S. Government and U.S. Government Agency Obligations 4.4%
	Municipal Bonds 2.9%		Municipal Bonds 4.1%
	Other Investments 1.7%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets (Liabilities) 4.0%		Short-Term Investments and Net Other Assets (Liabilities) 4.4%
* Foreign investments	15.1%	** Foreign investments	12.4%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through it's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.8%
Automobiles - 1.5%
Ford Motor Co. 4.75% 1/15/43	$ 3,184,000	$ 3,508,918
General Motors Co.:
5% 4/1/35	2,537,000	2,742,114
5.2% 4/1/45	2,600,000	2,880,036
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (b)	6,650,000	6,641,747
Volkswagen International Finance NV 2.375% 3/22/17 (b)	2,050,000	2,096,556
		17,869,371
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	549,000	589,830
5.75% 6/15/43	396,000	480,182
		1,070,012
Household Durables - 1.3%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,556,250
4% 2/15/20	5,000,000	5,002,500
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,807,500
		15,366,250
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,505,683
Media - 3.5%
Comcast Corp.:
4.65% 7/15/42	2,200,000	2,488,042
6.4% 3/1/40	1,150,000	1,602,987
COX Communications, Inc. 3.25% 12/15/22 (b)	301,000	303,902
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	225,396
Discovery Communications LLC 4.875% 4/1/43	5,108,000	5,420,053
NBCUniversal, Inc. 5.15% 4/30/20	3,625,000	4,171,454
News America Holdings, Inc. 7.75% 12/1/45	111,000	169,864
News America, Inc.:
6.15% 2/15/41	4,800,000	6,252,442
6.9% 8/15/39	300,000	419,305
Thomson Reuters Corp. 1.3% 2/23/17	305,000	305,078
Time Warner Cable, Inc.:
5.875% 11/15/40	1,207,000	1,375,949
6.55% 5/1/37	1,920,000	2,318,744
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 700,000	$ 804,161
8.25% 4/1/19	1,856,000	2,266,725
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	3,014,778
4.75% 3/29/21	1,750,000	1,956,525
6.2% 3/15/40	1,700,000	2,155,445
Viacom, Inc.:
2.5% 9/1/18	5,496,000	5,601,847
3.5% 4/1/17	34,000	35,400
		40,888,097
Specialty Retail - 0.9%
AutoZone, Inc. 3.7% 4/15/22	253,000	263,609
Home Depot, Inc. 5.95% 4/1/41	941,000	1,256,833
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	781,866
TJX Companies, Inc. 2.75% 6/15/21	694,000	705,908
Turlock Corp. 1.5% 11/2/17	7,000,000	7,026,089
		10,034,305
TOTAL CONSUMER DISCRETIONARY		90,733,718
CONSUMER STAPLES - 5.9%
Beverages - 1.8%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	5,000,000	5,067,045
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,037,500
4.25% 5/1/23	3,315,000	3,439,313
FBG Finance Ltd. 5.125% 6/15/15 (b)	282,000	285,689
Heineken NV:
1.4% 10/1/17 (b)	287,000	287,675
4% 10/1/42 (b)	96,000	94,579
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,935,982
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	2,655,000	2,715,640
		20,863,423
Food & Staples Retailing - 1.4%
Wal-Mart Stores, Inc. 3.3% 4/22/24	10,000,000	10,609,920
Walgreen Co.:
3.1% 9/15/22	3,607,000	3,655,687
4.4% 9/15/42	124,000	127,003
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	$ 258,000	$ 260,599
2.7% 11/18/19	582,000	592,326
3.3% 11/18/21	691,000	710,966
3.8% 11/18/24	528,000	549,765
		16,506,266
Food Products - 1.3%
ConAgra Foods, Inc. 1.9% 1/25/18	285,000	284,578
General Mills, Inc.:
1.4% 10/20/17	7,500,000	7,498,448
2.2% 10/21/19	5,000,000	5,016,830
Kraft Foods Group, Inc. 5% 6/4/42	1,598,000	1,730,605
		14,530,461
Tobacco - 1.4%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,496,798
4% 1/31/24	529,000	566,681
4.125% 9/11/15	2,100,000	2,138,243
9.7% 11/10/18	3,062,000	3,938,886
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,237,386
Reynolds American, Inc.:
1.05% 10/30/15	660,000	660,563
3.25% 11/1/22	3,304,000	3,295,225
4.75% 11/1/42	470,000	477,258
6.75% 6/15/17	384,000	426,758
		16,237,798
TOTAL CONSUMER STAPLES		68,137,948
ENERGY - 9.6%
Energy Equipment & Services - 1.6%
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	149,339
5.35% 3/15/20 (b)	10,096,000	9,950,446
5.85% 5/21/43 (b)(d)	7,500,000	6,018,750
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	756,359
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	122,602
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.: - continued
3.05% 3/1/16	$ 450,000	$ 454,477
Transocean, Inc. 6.5% 11/15/20	930,000	827,700
		18,279,673
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	419,548
6.375% 9/15/17	3,626,000	4,057,849
Apache Corp. 4.75% 4/15/43	3,233,000	3,391,540
BP Capital Markets PLC 2.521% 1/15/20	1,719,000	1,744,056
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,982,245
5.7% 10/15/19	264,000	293,252
Chesapeake Energy Corp.:
6.125% 2/15/21	305,000	324,063
6.625% 8/15/20	4,675,000	5,084,063
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	359,391
2.7% 4/1/19	64,000	60,476
3.875% 3/15/23	222,000	201,264
4.95% 4/1/22	1,925,000	1,880,157
5.6% 4/1/44	340,000	294,316
Devon Energy Corp. 2.25% 12/15/18	910,000	922,532
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	54,928
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	526,284
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	145,983
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,017,743
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	387,762
2.55% 10/15/19	163,000	164,792
3.75% 2/15/25	547,000	568,719
4.85% 3/15/44	2,023,000	2,247,685
4.95% 10/15/54	2,437,000	2,666,651
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	153,425
Nexen, Inc. 5.2% 3/10/15	41,000	41,027
ONEOK Partners LP 2% 10/1/17	2,822,000	2,789,313
Petro-Canada 6.05% 5/15/18	4,470,000	5,025,961
Petrobras Global Finance BV 7.25% 3/17/44	1,015,000	917,499
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	38,325
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
5.375% 1/27/21	$ 652,000	$ 586,657
5.75% 1/20/20	3,652,000	3,368,860
Petroleos Mexicanos:
3.125% 1/23/19	99,000	101,253
3.5% 7/18/18	959,000	991,031
4.25% 1/15/25 (b)	5,000,000	5,035,000
4.875% 1/18/24	80,000	85,080
5.5% 1/21/21	545,000	598,138
5.5% 6/27/44	2,899,000	2,942,485
6% 3/5/20	116,000	131,370
6.375% 1/23/45	937,000	1,048,175
6.5% 6/2/41	2,926,000	3,298,714
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,865,229
4.3% 4/1/22	300,000	327,606
4.65% 11/15/34	3,750,000	4,035,113
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	5,000,000	5,130,880
Southeast Supply Header LLC 4.25% 6/15/24 (b)	667,000	677,042
Southwestern Energy Co. 4.95% 1/23/25	6,272,000	6,444,957
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	61,732
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	462,036
4.6% 6/15/21	414,000	454,303
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,590,693
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	4,683,694
Western Gas Partners LP:
2.6% 8/15/18	858,000	867,048
5.375% 6/1/21	1,273,000	1,420,032
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,416,725
4.3% 3/4/24	491,000	505,070
		92,889,772
TOTAL ENERGY		111,169,445
FINANCIALS - 39.6%
Banks - 19.3%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,636,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Associated Banc-Corp. 5.125% 3/28/16	$ 575,000	$ 598,267
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (b)	3,175,000	3,230,563
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,550,396
4% 1/22/25	3,277,000	3,317,225
4.2% 8/26/24	10,942,000	11,332,432
5.75% 12/1/17	3,000,000	3,317,502
6.5% 8/1/16	1,240,000	1,329,464
Bank of America NA 1.25% 2/14/17	1,027,000	1,027,260
Barclays Bank PLC 2.5% 2/20/19	400,000	407,915
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,755,236
BPCE SA 5.15% 7/21/24 (b)	6,475,000	6,931,533
Branch Banking & Trust Co. 2.85% 4/1/21	3,282,000	3,365,146
Capital One Bank NA 2.3% 6/5/19	5,000,000	5,005,295
Capital One NA 2.95% 7/23/21	1,050,000	1,063,116
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,437,469
Citigroup, Inc.:
1.55% 8/14/17	3,821,000	3,815,815
2.5% 7/29/19	4,000,000	4,047,020
3.953% 6/15/16	653,000	675,711
4.05% 7/30/22	316,000	329,253
4.45% 1/10/17	1,250,000	1,317,913
5.3% 5/6/44	2,300,000	2,572,985
5.5% 9/13/25	1,317,000	1,491,496
6.125% 5/15/18	640,000	721,610
6.675% 9/13/43	467,000	621,010
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	517,000	538,842
Credit Suisse AG 6% 2/15/18	122,000	135,480
Credit Suisse New York Branch:
3% 10/29/21	1,550,000	1,579,726
3.625% 9/9/24	3,230,000	3,360,912
Discover Bank:
2% 2/21/18	3,900,000	3,908,077
7% 4/15/20	2,391,000	2,850,820
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,271,100
5.45% 1/15/17	1,232,000	1,321,526
8.25% 3/1/38	3,848,000	5,799,098
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	804,791
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
HSBC Holdings PLC 6.5% 9/15/37	$ 100,000	$ 128,978
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,312,956
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)	3,075,000	3,166,543
JPMorgan Chase & Co.:
3.875% 2/1/24	5,000,000	5,303,875
3.875% 9/10/24	5,237,000	5,339,829
4.125% 12/15/26	13,085,000	13,429,894
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,027,171
KeyBank NA 1.65% 2/1/18	501,000	502,237
KeyCorp. 5.1% 3/24/21	2,081,000	2,361,610
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,236,005
5% 1/17/17	1,027,000	1,086,833
Mitsubishi UFJ Trust & Banking Corp.:
1.6% 10/16/17 (b)	7,000,000	6,989,836
2.45% 10/16/19 (b)	7,000,000	7,070,798
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (b)	4,377,000	4,353,977
MUFG Americas Holdings Corp. 0.8256% 2/9/18 (d)	9,000,000	9,012,843
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,951,400
Regions Bank:
6.45% 6/26/37	2,611,000	3,263,340
7.5% 5/15/18	7,499,000	8,672,031
Regions Financial Corp.:
2% 5/15/18	558,000	554,776
5.75% 6/15/15	1,655,000	1,676,316
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	657,822
5.125% 5/28/24	3,640,000	3,855,492
6% 12/19/23	5,228,000	5,852,615
6.1% 6/10/23	1,000,000	1,121,151
6.125% 12/15/22	5,972,000	6,736,685
SunTrust Banks, Inc.:
2.35% 11/1/18	894,000	906,460
2.5% 5/1/19	5,184,000	5,247,706
Wachovia Bank NA 6% 11/15/17	405,000	453,942
Wells Fargo & Co.:
4.48% 1/16/24	7,539,000	8,224,386
4.65% 11/4/44	4,700,000	5,040,064
		223,005,575
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - 4.4%
Charles Schwab Corp. 2.2% 7/25/18	$ 3,166,000	$ 3,218,483
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,066,946
2.55% 10/23/19	6,476,000	6,524,518
2.9% 7/19/18	4,240,000	4,364,211
3.625% 2/7/16	1,275,000	1,306,838
5.25% 7/27/21	1,227,000	1,392,840
5.95% 1/18/18	178,000	198,463
6.15% 4/1/18	204,000	229,301
Lazard Group LLC 6.85% 6/15/17	171,000	190,340
Merrill Lynch &Co., Inc. 6.11% 1/29/37	2,269,000	2,770,842
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,578,813
3.7% 10/23/24	1,685,000	1,739,621
3.75% 2/25/23	1,168,000	1,220,087
4.3% 1/27/45	948,000	973,871
4.875% 11/1/22	9,466,000	10,284,241
5% 11/24/25	846,000	932,394
5.5% 7/28/21	1,222,000	1,412,276
5.625% 9/23/19	329,000	373,463
5.75% 1/25/21	557,000	647,528
6.625% 4/1/18	153,000	174,035
TD Ameritrade Holding Corp. 3.625% 4/1/25	6,550,000	6,814,561
		51,413,672
Consumer Finance - 2.6%
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,532,200
4.75% 9/10/18	4,500,000	4,680,000
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,611,506
5.2% 4/27/22	2,355,000	2,604,053
6.45% 6/12/17	107,000	117,544
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	599,859
2.597% 11/4/19	4,950,000	5,009,568
General Electric Capital Corp. 5.875% 1/14/38	150,000	195,084
Hyundai Capital America:
1.625% 10/2/15 (b)	178,000	178,825
2.125% 10/2/17 (b)	197,000	198,720
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.55% 2/6/19 (b)	$ 3,163,000	$ 3,179,090
2.875% 8/9/18 (b)	4,930,000	5,046,737
		29,953,186
Diversified Financial Services - 2.0%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	119,086
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,750,179
ING U.S., Inc.:
5.5% 7/15/22	2,028,000	2,343,417
5.7% 7/15/43	2,607,000	3,216,616
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,033,184
4.5% 9/1/22	6,500,000	7,016,789
		23,479,271
Insurance - 5.9%
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,697,620
4.5% 7/16/44	5,833,000	6,229,195
Aon Corp.:
3.125% 5/27/16	1,609,000	1,649,363
6.25% 9/30/40	253,000	329,322
Aon PLC 3.5% 6/14/24	2,830,000	2,896,293
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,891,669
Five Corners Funding Trust 4.419% 11/15/23 (b)	4,111,000	4,424,234
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	68,310
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,832,988
4.3% 4/15/43	1,211,000	1,295,421
8.125% 6/15/38 (d)	4,915,000	5,603,100
Liberty Mutual Group, Inc. 4.95% 5/1/22 (b)	5,250,000	5,798,384
Marsh & McLennan Companies, Inc.:
4.05% 10/15/23	2,306,000	2,463,963
4.8% 7/15/21	1,643,000	1,850,759
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	148,000	180,119
Metropolitan Life Global Funding I 1.3% 4/10/17 (b)	6,837,000	6,865,756
Pacific LifeCorp:
5.125% 1/30/43 (b)	1,285,000	1,457,492
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp: - continued
6% 2/10/20 (b)	$ 902,000	$ 1,020,214
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,406,995
5.625% 6/15/43 (d)	5,000,000	5,287,500
Symetra Financial Corp. 6.125% 4/1/16 (b)	615,000	640,785
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	287,000	292,919
4.125% 11/1/24 (b)	415,000	438,384
Unum Group:
5.625% 9/15/20	1,846,000	2,090,931
5.75% 8/15/42	3,748,000	4,526,062
7.125% 9/30/16	106,000	115,261
UnumProvident Finance Co. PLC 6.85% 11/15/15 (b)	991,000	1,031,028
		68,384,067
Real Estate Investment Trusts - 2.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	98,985
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,871,746
Boston Properties, Inc. 3.85% 2/1/23	738,000	777,879
Camden Property Trust 4.25% 1/15/24	758,000	804,977
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,393,557
DDR Corp.:
4.625% 7/15/22	391,000	420,169
4.75% 4/15/18	1,764,000	1,892,918
7.5% 4/1/17	4,000,000	4,455,580
9.625% 3/15/16	214,000	232,188
Duke Realty LP:
3.625% 4/15/23	383,000	390,254
3.875% 10/15/22	403,000	419,404
4.375% 6/15/22	206,000	220,549
5.5% 3/1/16	1,300,000	1,355,075
6.75% 3/15/20	1,295,000	1,531,920
Equity One, Inc. 3.75% 11/15/22	3,000,000	3,031,278
Federal Realty Investment Trust 6.2% 1/15/17	1,300,000	1,414,808
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	326,630
4.7% 9/15/17	548,000	589,161
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust 4.4% 6/15/24	$ 250,000	$ 258,874
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	182,713
		24,668,665
Real Estate Management & Development - 3.3%
BioMed Realty LP:
2.625% 5/1/19	4,914,000	4,937,047
3.85% 4/15/16	914,000	940,745
4.25% 7/15/22	170,000	178,916
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,043,913
4.1% 10/1/24	3,000,000	3,056,166
4.55% 10/1/29	2,014,000	2,091,698
4.95% 4/15/18	290,000	311,895
6% 4/1/16	211,000	221,331
Corporate Office Properties LP 3.7% 6/15/21	476,000	478,430
ERP Operating LP 2.375% 7/1/19	490,000	493,193
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,760,879
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,080,429
4.125% 6/15/22	1,832,000	1,917,525
4.4% 2/15/24	1,039,000	1,109,556
4.75% 10/1/20	752,000	816,989
5.125% 3/2/15	141,000	141,000
5.5% 12/15/16	2,436,000	2,607,772
6.625% 10/1/17	1,960,000	2,188,119
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	489,940
3.15% 5/15/23	922,000	838,954
4.5% 4/18/22	94,000	95,058
7.75% 8/15/19	126,000	146,336
Mid-America Apartments LP 4.3% 10/15/23	180,000	191,990
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,916,551
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	276,000	293,275
Reckson Operating Partnership LP 6% 3/31/16	286,000	299,214
Regency Centers LP:
3.75% 6/15/24	493,000	505,578
5.25% 8/1/15	249,000	253,601
Tanger Properties LP:
3.875% 12/1/23	398,000	412,625
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.125% 6/1/20	$ 661,000	$ 766,175
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	511,496
		38,096,396
TOTAL FINANCIALS		459,000,832
HEALTH CARE - 4.5%
Biotechnology - 0.5%
Amgen, Inc. 2.2% 5/22/19	5,630,000	5,662,592
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.:
3.734% 12/15/24	3,246,000	3,399,883
4.685% 12/15/44	288,000	314,484
Medtronic, Inc. 3.15% 3/15/22 (b)	4,650,000	4,813,838
		8,528,205
Health Care Providers & Services - 0.9%
Aetna, Inc. 1.5% 11/15/17	72,000	72,264
Express Scripts Holding Co. 4.75% 11/15/21	3,000,000	3,346,524
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,739,041
UnitedHealth Group, Inc.:
3.95% 10/15/42	132,000	136,698
4.25% 3/15/43	2,500,000	2,736,230
4.625% 11/15/41	965,000	1,101,568
WellPoint, Inc.:
1.875% 1/15/18	288,000	289,380
2.375% 2/15/17	810,000	826,266
		10,247,971
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	1,980,000	2,027,952
4.15% 2/1/24	248,000	266,248
5.3% 2/1/44	103,000	122,057
		2,416,257
Pharmaceuticals - 2.2%
AbbVie, Inc.:
1.75% 11/6/17	999,000	1,006,644
4.4% 11/6/42	627,000	660,081
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	$ 1,706,000	$ 1,716,100
2.375% 10/8/19 (b)	567,000	575,959
3% 10/8/21 (b)	414,000	427,907
3.375% 10/8/24 (b)	286,000	298,055
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,796,893
Merck & Co., Inc. 2.35% 2/10/22	10,000,000	9,961,730
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	7,416,000	7,402,666
Zoetis, Inc. 1.875% 2/1/18	123,000	122,903
		25,968,938
TOTAL HEALTH CARE		52,823,963
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	508,000	533,890
L-3 Communications Corp. 3.95% 5/28/24	3,000,000	3,060,645
		3,594,535
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (b)	549,000	573,789
Continental Airlines, Inc. 6.648% 3/15/19	55,414	57,110
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	50,141	53,274
8.36% 1/20/19	36,423	39,792
		723,965
Industrial Conglomerates - 1.5%
General Electric Co.:
2.7% 10/9/22	5,000,000	5,098,625
4.125% 10/9/42	434,000	463,386
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,095,381
2.05% 10/1/18	7,475,000	7,487,102
		17,144,494
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	270,000	269,761
4.65% 11/1/44	559,000	595,190
		864,951
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	$ 2,500,000	$ 2,654,155
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	408,000	406,470
3.75% 2/1/22	1,086,000	1,102,734
3.875% 4/1/21	3,305,000	3,404,150
		4,913,354
TOTAL INDUSTRIALS		29,895,454
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
Cisco Systems, Inc. 2.9% 3/4/21	2,273,000	2,360,435
Electronic Equipment & Components - 0.6%
Amphenol Corp.:
1.55% 9/15/17	1,404,000	1,406,816
3.125% 9/15/21	264,000	269,512
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	187,276
6.55% 10/1/17	4,758,000	5,342,463
		7,206,067
IT Services - 0.4%
The Western Union Co.:
2.375% 12/10/15	358,000	361,550
2.875% 12/10/17	926,000	948,524
Xerox Corp. 2.95% 3/15/17	2,591,000	2,669,183
		3,979,257
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	296,687
TOTAL INFORMATION TECHNOLOGY		13,842,446
MATERIALS - 1.6%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	434,000	432,984
Monsanto Co. 4.7% 7/15/64	1,925,000	2,130,567
		2,563,551
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	87,802
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 1.4%
Alcoa, Inc.:
5.125% 10/1/24	$ 543,000	$ 590,644
5.4% 4/15/21	4,548,000	4,995,309
Anglo American Capital PLC 4.125% 4/15/21 (b)	5,693,000	5,791,187
Corporacion Nacional del Cobre de Chile (Codelco):
4.875% 11/4/44 (b)	200,000	212,608
5.625% 10/18/43 (b)	425,000	497,828
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,625,000	3,325,408
Vale Overseas Ltd. 6.25% 1/23/17	104,000	110,621
		15,523,605
TOTAL MATERIALS		18,174,958
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.:
5.55% 8/15/41	2,700,000	2,941,669
6.3% 1/15/38	970,000	1,148,008
British Telecommunications PLC:
1.25% 2/14/17	1,064,000	1,062,436
1.625% 6/28/16	435,000	438,165
2.35% 2/14/19	4,623,000	4,683,520
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	609,482
3.5% 11/1/21	1,420,000	1,477,066
4.5% 9/15/20	13,827,000	15,207,239
4.6% 4/1/21	460,000	507,763
5.012% 8/21/54 (b)	6,001,000	6,269,143
6.4% 9/15/33	1,509,000	1,913,198
6.55% 9/15/43	999,000	1,314,536
		37,572,225
Wireless Telecommunication Services - 1.1%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,473,055
3.625% 3/30/15	564,000	565,184
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc. 4.1% 10/1/23	$ 4,398,000	$ 4,696,409
Vodafone Group PLC 5.625% 2/27/17	5,000,000	5,406,430
		12,141,078
TOTAL TELECOMMUNICATION SERVICES		49,713,303
UTILITIES - 6.3%
Electric Utilities - 3.5%
AmerenUE 6.4% 6/15/17	133,000	147,448
American Electric Power Co., Inc.:
1.65% 12/15/17	2,173,000	2,183,207
2.95% 12/15/22	4,000,000	4,011,216
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	239,181
DPL, Inc. 6.75% 10/1/19 (b)	3,400,000	3,553,000
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	118,166
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,758,695
2.1% 6/15/18	414,000	421,349
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,640,998
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	587,448
6.4% 9/15/20 (b)	1,310,000	1,552,789
Eversource Energy 1.45% 5/1/18	208,000	206,072
Exelon Corp. 4.9% 6/15/15	2,500,000	2,529,543
FirstEnergy Corp.:
2.75% 3/15/18	699,000	712,477
4.25% 3/15/23	1,919,000	2,020,481
7.375% 11/15/31	6,145,000	7,840,639
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,333,644
Nevada Power Co.:
6.5% 8/1/18	70,000	80,917
6.65% 4/1/36	500,000	702,224
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,250,302
Tampa Electric Co. 6.55% 5/15/36	500,000	706,706
TECO Finance, Inc. 5.15% 3/15/20	114,000	127,390
Xcel Energy, Inc. 4.8% 9/15/41	554,000	641,008
		41,364,900
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (b)	$ 2,000,000	$ 2,241,366
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,896
		2,260,262
Independent Power and Renewable Electricity Producers - 0.3%
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,688,900
Multi-Utilities - 2.3%
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,630,064
2.5566% 9/30/66 (d)	7,158,000	6,654,836
7.5% 6/30/66 (d)	145,000	150,046
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	7,200,000	7,183,361
NiSource Finance Corp.:
4.45% 12/1/21	91,000	98,756
5.25% 2/15/43	234,000	280,706
5.95% 6/15/41	1,493,000	1,917,379
6.4% 3/15/18	59,000	67,189
Puget Energy, Inc. 5.625% 7/15/22	4,240,000	4,985,914
Sempra Energy:
2.3% 4/1/17	3,024,000	3,087,153
2.875% 10/1/22	224,000	224,390
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	117,579
		26,397,373
TOTAL UTILITIES		73,711,435
TOTAL NONCONVERTIBLE BONDS (Cost $934,334,635)		967,203,502
U.S. Treasury Obligations - 4.0%

U.S. Treasury Bonds:
3% 11/15/44	6,039,000	6,549,954
3.125% 8/15/44	10,174,000	11,274,857
3.625% 2/15/44	23,144,000	28,018,694
TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,378,862)		45,843,505
Municipal Securities - 2.9%
	Principal Amount	Value
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	$ 280,000	$ 452,326
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	60,636
7.3% 10/1/39	1,485,000	2,238,638
7.5% 4/1/34	1,165,000	1,766,967
7.55% 4/1/39	730,000	1,155,043
7.6% 11/1/40	5,750,000	9,264,803
7.625% 3/1/40	70,000	110,712
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,295,000	1,569,177
Series 2012 B, 5.432% 1/1/42	160,000	148,909
6.314% 1/1/44	2,280,000	2,384,356
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	1,255,000	1,368,578
5.877% 3/1/19	12,135,000	13,444,973
TOTAL MUNICIPAL SECURITIES (Cost $31,587,098)		33,965,118
Foreign Government and Government Agency Obligations - 0.5%

Brazilian Federative Republic 4.25% 1/7/25	885,000	854,025
Chilean Republic 3.25% 9/14/21	155,000	164,688
United Mexican States:
4.75% 3/8/44	4,516,000	4,808,917
5.55% 1/21/45	33,000	39,394
6.05% 1/11/40	116,000	146,160
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,054,873)		6,013,184
Fixed-Income Funds - 5.0%
Shares
Fidelity Specialized High Income Central Fund (e) (Cost $56,805,998)	541,399	57,545,283
Preferred Securities - 0.5%
	Principal Amount	Value
FINANCIALS - 0.5%
Banks - 0.5%
Barclays Bank PLC 7.625% 11/21/22	$ 4,960,000	$ 5,780,433
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d)	102,000	107,726
TOTAL PREFERRED SECURITIES (Cost $5,622,756)		5,888,159
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $43,541,803)	43,541,803	43,541,803
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,120,326,025)		1,160,000,554
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(854,439)
NET ASSETS - 100%		$ 1,159,146,115
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,352,564 or 11.0% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,405
Fidelity Specialized High Income Central Fund	1,284,409
Total	$ 1,308,814
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 26,224,559	$ 31,304,307	$ -	$ 57,545,283	7.4%
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 967,203,502	$ -	$ 967,203,502	$ -
U.S. Government and Government Agency Obligations	45,843,505	-	45,843,505	-
Municipal Securities	33,965,118	-	33,965,118	-
Foreign Government and Government Agency Obligations	6,013,184	-	6,013,184	-
Fixed-Income Funds	57,545,283	57,545,283	-	-
Preferred Securities	5,888,159	-	5,888,159	-
Money Market Funds	43,541,803	43,541,803	-	-
Total Investments in Securities:	$ 1,160,000,554	$ 101,087,086	$ 1,058,913,468	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.9%
United Kingdom	4.3%
Mexico	1.9%
Canada	1.8%
Japan	1.6%
France	1.4%
Others (Individually Less Than 1%)	4.1%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,019,978,224)	$ 1,058,913,468
Fidelity Central Funds (cost $100,347,801)	101,087,086
Total Investments (cost $1,120,326,025)		$ 1,160,000,554
Receivable for investments sold		1,373,077
Receivable for fund shares sold		9,291,912
Interest receivable		10,976,573
Distributions receivable from Fidelity Central Funds		233,187
Total assets		1,181,875,303

Liabilities
Payable for investments purchased	$ 21,394,811
Payable for fund shares redeemed	752,017
Distributions payable	130,106
Accrued management fee	329,264
Distribution and service plan fees payable	23,232
Other affiliated payables	98,486
Other payables and accrued expenses	1,272
Total liabilities		22,729,188

Net Assets		$ 1,159,146,115
Net Assets consist of:
Paid in capital		$ 1,120,565,272
Undistributed net investment income		469,831
Accumulated undistributed net realized gain (loss) on investments		(1,563,517)
Net unrealized appreciation (depreciation) on investments		39,674,529
Net Assets		$ 1,159,146,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,956,894 ÷ 2,576,513 shares)	$ 11.63

Maximum offering price per share (100/96.00 of $11.63)	$ 12.11
Class T: Net Asset Value and redemption price per share ($8,426,042 ÷ 724,710 shares)	$ 11.63

Maximum offering price per share (100/96.00 of $11.63)	$ 12.11
Class C: Net Asset Value and offering price per share ($18,811,162 ÷ 1,618,074 shares)A	$ 11.63

Corporate Bond: Net Asset Value, offering price and redemption price per share ($988,228,629 ÷ 84,995,770 shares)	$ 11.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($113,723,388 ÷ 9,780,911 shares)	$ 11.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 135,149
Interest		15,716,972
Income from Fidelity Central Funds		1,308,814
Total income		17,160,935

Expenses
Management fee	$ 1,755,751
Transfer agent fees	545,706
Distribution and service plan fees	119,511
Independent trustees' compensation	2,002
Miscellaneous	729
Total expenses		2,423,699
Net investment income (loss)		14,737,236
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,906,421
Change in net unrealized appreciation (depreciation) on investment securities		9,193,071
Net gain (loss)		11,099,492
Net increase (decrease) in net assets resulting from operations		$ 25,836,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,737,236	$ 23,498,274
Net realized gain (loss)	1,906,421	(2,386,183)
Change in net unrealized appreciation (depreciation)	9,193,071	50,191,186
Net increase (decrease) in net assets resulting from operations	25,836,728	71,303,277
Distributions to shareholders from net investment income	(14,635,205)	(23,441,574)
Distributions to shareholders from net realized gain	(636,659)	-
Total distributions	(15,271,864)	(23,441,574)
Share transactions - net increase (decrease)	338,923,811	(101,731,245)
Total increase (decrease) in net assets	349,488,675	(53,869,542)

Net Assets
Beginning of period	809,657,440	863,526,982
End of period (including undistributed net investment income of $469,831 and undistributed net investment income of $367,800, respectively)	$ 1,159,146,115	$ 809,657,440

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.151	.305	.277	.287	.356	.128
Net realized and unrealized gain (loss)	.106	.720	(.536)	.857	.366	.446
Total from investment operations	.257	1.025	(.259)	1.144	.722	.574
Distributions from net investment income	(.150)	(.305)	(.273)	(.294)	(.370)	(.124)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)	-
Total distributions	(.157)	(.305)	(.351)	(.424)	(.472)	(.124)
Net asset value, end of period	$ 11.63	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total ReturnB, C, D	2.25%	9.60%	(2.36)%	10.98%	7.16%	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.80%A	.79%	.76%	.76%	.75%	.74%A
Expenses net of fee waivers, if any	.80%A	.79%	.76%	.76%	.75%	.74%A
Expenses net of all reductions	.80%A	.79%	.76%	.76%	.75%	.74%A
Net investment income (loss)	2.65%A	2.73%	2.43%	2.62%	3.43%	3.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,957	$ 27,677	$ 21,833	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rateG	21% A	61%	58%	103%	242%J	67%K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 4, 2010 (commencement of operations) to August 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.148	.298	.272	.284	.357	.131
Net realized and unrealized gain (loss)	.106	.720	(.537)	.868	.363	.436
Total from investment operations	.254	1.018	(.265)	1.152	.720	.567
Distributions from net investment income	(.147)	(.298)	(.267)	(.292)	(.368)	(.127)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)	-
Total distributions	(.154)	(.298)	(.345)	(.422)	(.470)	(.127)
Net asset value, end of period	$ 11.63	$ 11.53	$ 10.81	$ 11.42	$ 10.69	$ 10.44
Total ReturnB, C, D	2.22%	9.53%	(2.42)%	11.06%	7.14%	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.86%A	.85%	.80%	.79%	.75%	.68%A
Expenses net of fee waivers, if any	.86%A	.85%	.80%	.79%	.75%	.68%A
Expenses net of all reductions	.86%A	.85%	.80%	.79%	.75%	.68%A
Net investment income (loss)	2.60%A	2.67%	2.39%	2.59%	3.42%	3.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,426	$ 6,651	$ 6,502	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rateG	21% A	61%	58%	103%	242%J	67%K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 4, 2010 (commencement of operations) to August 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.80	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.108	.219	.189	.204	.280	.106
Net realized and unrealized gain (loss)	.106	.730	(.544)	.868	.361	.437
Total from investment operations	.214	.949	(.355)	1.072	.641	.543
Distributions from net investment income	(.107)	(.219)	(.187)	(.212)	(.289)	(.103)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)	-
Total distributions	(.114)	(.219)	(.265)	(.342)	(.391)	(.103)
Net asset value, end of period	$ 11.63	$ 11.53	$ 10.80	$ 11.42	$ 10.69	$ 10.44
Total ReturnB, C, D	1.87%	8.86%	(3.20)%	10.25%	6.34%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56%A	1.56%	1.53%	1.51%	1.47%	1.45%A
Expenses net of fee waivers, if any	1.56%A	1.56%	1.53%	1.51%	1.47%	1.45%A
Expenses net of all reductions	1.56%A	1.56%	1.53%	1.51%	1.47%	1.45%A
Net investment income (loss)	1.89%A	1.96%	1.66%	1.86%	2.71%	3.20%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,811	$ 11,713	$ 13,705	$ 24,613	$ 11,111	$ 668
Portfolio turnover rateG	21% A	61%	58%	103%	242%J	67%K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 4, 2010 (commencement of operations) to August 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Corporate Bond

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.171	.342	.309	.321	.388	.137
Net realized and unrealized gain (loss)	.106	.721	(.532)	.858	.367	.447
Total from investment operations	.277	1.063	(.223)	1.179	.755	.584
Distributions from net investment income	(.170)	(.343)	(.309)	(.329)	(.403)	(.134)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)	-
Total distributions	(.177)	(.343)	(.387)	(.459)	(.505)	(.134)
Net asset value, end of period	$ 11.63	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total ReturnB, C	2.43%	9.96%	(2.06)%	11.32%	7.50%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.44%A
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.44%A
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.44%A
Net investment income (loss)	3.00%A	3.07%	2.74%	2.93%	3.72%	4.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 988,229	$ 697,733	$ 771,621	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rateF	21% A	61%	58%	103%	242%I	67%J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2010 (commencement of operations) to August 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.168	.336	.301	.316	.389	.140
Net realized and unrealized gain (loss)	.106	.720	(.530)	.858	.366	.445
Total from investment operations	.274	1.056	(.229)	1.174	.755	.585
Distributions from net investment income	(.167)	(.336)	(.303)	(.324)	(.403)	(.135)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)	-
Total distributions	(.174)	(.336)	(.381)	(.454)	(.505)	(.135)
Net asset value, end of period	$ 11.63	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total ReturnB, C	2.40%	9.90%	(2.11)%	11.27%	7.51%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%A	.51%	.52%	.49%	.43%	.42%A
Expenses net of fee waivers, if any	.50%A	.51%	.51%	.49%	.43%	.42%A
Expenses net of all reductions	.50%A	.51%	.51%	.49%	.43%	.42%A
Net investment income (loss)	2.95%A	3.01%	2.68%	2.88%	3.75%	4.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,723	$ 65,882	$ 49,866	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rateF	21% A	61%	58%	103%	242%I	67%J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from were less than 0.01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2010 (commencement of operations) to August 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 45,212,451
Gross unrealized depreciation	(5,134,881)
Net unrealized appreciation (depreciation) on securities	$ 40,077,570

Tax cost	$ 1,119,922,984

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (3,263,571)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. Government securities, aggregated $383,328,968 and $58,776,856, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 37,174	$ 1,813
Class T	-%	.25%	9,665	244
Class C	.75%	.25%	72,672	23,920
			$ 119,511	$ 25,977

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,309
Class T	1,178
Class C*	4,314
$ 11,801

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 28,789.20
Class T	9,614.25
Class C	14,080.20
Corporate Bond	437,136.10
Institutional Class	56,087.15
	$ 545,706

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $611 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 387,607	$ 608,399
Class T	98,669	171,108
Class C	134,190	199,301
Corporate Bond	12,923,912	20,688,639
Institutional Class	1,090,827	1,774,127
Total	$ 14,635,205	$ 23,441,574

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended February 28, 2015	Year ended August 31, 2014
From net realized gain
Class A	$ 18,619	$ -
Class T	4,862	-
Class C	9,110	-
Corporate Bond	560,454	-
Institutional Class	43,614	-
Total	$ 636,659	$ -

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	1,025,696	1,249,169	$ 11,796,998	$ 14,047,645
Reinvestment of distributions	32,865	50,169	378,653	563,724
Shares redeemed	(881,784)	(920,088)	(10,148,833)	(10,236,656)
Net increase (decrease)	176,777	379,250	$ 2,026,818	$ 4,374,713
Class T
Shares sold	264,477	283,615	$ 3,035,407	$ 3,155,670
Reinvestment of distributions	8,756	14,557	100,891	163,245
Shares redeemed	(125,238)	(323,223)	(1,432,852)	(3,577,079)
Net increase (decrease)	147,995	(25,051)	$ 1,703,446	$ (258,164)
Class C
Shares sold	856,080	582,128	$ 9,863,337	$ 6,570,162
Reinvestment of distributions	12,187	16,887	140,476	189,406
Shares redeemed	(265,899)	(851,721)	(3,048,660)	(9,415,455)
Net increase (decrease)	602,368	(252,706)	$ 6,955,153	$ (2,655,887)
Corporate Bond
Shares sold	33,659,257	38,472,483	$ 386,395,143	$ 429,883,472
Reinvestment of distributions	1,107,137	1,752,468	12,761,033	19,625,390
Shares redeemed	(10,267,474)	(51,137,626)	(117,907,319)	(564,864,189)
Net increase (decrease)	24,498,920	(10,912,675)	$ 281,248,857	$ (115,355,327)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Institutional Class
Shares sold	5,115,156	1,619,567	$ 59,011,758	$ 18,017,528
Reinvestment of distributions	96,769	155,188	1,115,523	1,742,112
Shares redeemed	(1,143,187)	(677,328)	(13,137,744)	(7,596,220)
Net increase (decrease)	4,068,738	1,097,427	$ 46,989,537	$ 12,163,420

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Corporate Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBD-USAN-0415
1.907027.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond

Fund - Institutional Class

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Corporate Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.80%
Actual		$ 1,000.00	$ 1,022.50	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.86%
Actual		$ 1,000.00	$ 1,022.20	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Class C	1.56%
Actual		$ 1,000.00	$ 1,018.70	$ 7.81
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Corporate Bond	.45%
Actual		$ 1,000.00	$ 1,024.30	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,024.00	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 4.0%	U.S. Government and U.S. Government Agency Obligations 4.4%
AAA 0.3%	AAA 0.4%
AA 3.9%	AA 4.4%
A 21.1%	A 20.6%
BBB 51.8%	BBB 54.0%
BB and Below 14.9%	BB and Below 11.8%
Not Rated 0.0%	Not Rated 0.0%†
Equities 0.0%	Equities 0.0%†
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 4.4%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	10.2	10.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	7.0	6.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Corporate Bonds 87.4%		Corporate Bonds 85.6%
	U.S. Government and U.S. Government Agency Obligations 4.0%		U.S. Government and U.S. Government Agency Obligations 4.4%
	Municipal Bonds 2.9%		Municipal Bonds 4.1%
	Other Investments 1.7%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets (Liabilities) 4.0%		Short-Term Investments and Net Other Assets (Liabilities) 4.4%
* Foreign investments	15.1%	** Foreign investments	12.4%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through it's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.8%
Automobiles - 1.5%
Ford Motor Co. 4.75% 1/15/43	$ 3,184,000	$ 3,508,918
General Motors Co.:
5% 4/1/35	2,537,000	2,742,114
5.2% 4/1/45	2,600,000	2,880,036
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (b)	6,650,000	6,641,747
Volkswagen International Finance NV 2.375% 3/22/17 (b)	2,050,000	2,096,556
		17,869,371
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	549,000	589,830
5.75% 6/15/43	396,000	480,182
		1,070,012
Household Durables - 1.3%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,556,250
4% 2/15/20	5,000,000	5,002,500
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,807,500
		15,366,250
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,505,683
Media - 3.5%
Comcast Corp.:
4.65% 7/15/42	2,200,000	2,488,042
6.4% 3/1/40	1,150,000	1,602,987
COX Communications, Inc. 3.25% 12/15/22 (b)	301,000	303,902
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	225,396
Discovery Communications LLC 4.875% 4/1/43	5,108,000	5,420,053
NBCUniversal, Inc. 5.15% 4/30/20	3,625,000	4,171,454
News America Holdings, Inc. 7.75% 12/1/45	111,000	169,864
News America, Inc.:
6.15% 2/15/41	4,800,000	6,252,442
6.9% 8/15/39	300,000	419,305
Thomson Reuters Corp. 1.3% 2/23/17	305,000	305,078
Time Warner Cable, Inc.:
5.875% 11/15/40	1,207,000	1,375,949
6.55% 5/1/37	1,920,000	2,318,744
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 700,000	$ 804,161
8.25% 4/1/19	1,856,000	2,266,725
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	3,014,778
4.75% 3/29/21	1,750,000	1,956,525
6.2% 3/15/40	1,700,000	2,155,445
Viacom, Inc.:
2.5% 9/1/18	5,496,000	5,601,847
3.5% 4/1/17	34,000	35,400
		40,888,097
Specialty Retail - 0.9%
AutoZone, Inc. 3.7% 4/15/22	253,000	263,609
Home Depot, Inc. 5.95% 4/1/41	941,000	1,256,833
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	781,866
TJX Companies, Inc. 2.75% 6/15/21	694,000	705,908
Turlock Corp. 1.5% 11/2/17	7,000,000	7,026,089
		10,034,305
TOTAL CONSUMER DISCRETIONARY		90,733,718
CONSUMER STAPLES - 5.9%
Beverages - 1.8%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	5,000,000	5,067,045
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,037,500
4.25% 5/1/23	3,315,000	3,439,313
FBG Finance Ltd. 5.125% 6/15/15 (b)	282,000	285,689
Heineken NV:
1.4% 10/1/17 (b)	287,000	287,675
4% 10/1/42 (b)	96,000	94,579
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,935,982
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	2,655,000	2,715,640
		20,863,423
Food & Staples Retailing - 1.4%
Wal-Mart Stores, Inc. 3.3% 4/22/24	10,000,000	10,609,920
Walgreen Co.:
3.1% 9/15/22	3,607,000	3,655,687
4.4% 9/15/42	124,000	127,003
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	$ 258,000	$ 260,599
2.7% 11/18/19	582,000	592,326
3.3% 11/18/21	691,000	710,966
3.8% 11/18/24	528,000	549,765
		16,506,266
Food Products - 1.3%
ConAgra Foods, Inc. 1.9% 1/25/18	285,000	284,578
General Mills, Inc.:
1.4% 10/20/17	7,500,000	7,498,448
2.2% 10/21/19	5,000,000	5,016,830
Kraft Foods Group, Inc. 5% 6/4/42	1,598,000	1,730,605
		14,530,461
Tobacco - 1.4%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,496,798
4% 1/31/24	529,000	566,681
4.125% 9/11/15	2,100,000	2,138,243
9.7% 11/10/18	3,062,000	3,938,886
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,237,386
Reynolds American, Inc.:
1.05% 10/30/15	660,000	660,563
3.25% 11/1/22	3,304,000	3,295,225
4.75% 11/1/42	470,000	477,258
6.75% 6/15/17	384,000	426,758
		16,237,798
TOTAL CONSUMER STAPLES		68,137,948
ENERGY - 9.6%
Energy Equipment & Services - 1.6%
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	149,339
5.35% 3/15/20 (b)	10,096,000	9,950,446
5.85% 5/21/43 (b)(d)	7,500,000	6,018,750
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	756,359
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	122,602
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.: - continued
3.05% 3/1/16	$ 450,000	$ 454,477
Transocean, Inc. 6.5% 11/15/20	930,000	827,700
		18,279,673
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	419,548
6.375% 9/15/17	3,626,000	4,057,849
Apache Corp. 4.75% 4/15/43	3,233,000	3,391,540
BP Capital Markets PLC 2.521% 1/15/20	1,719,000	1,744,056
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,982,245
5.7% 10/15/19	264,000	293,252
Chesapeake Energy Corp.:
6.125% 2/15/21	305,000	324,063
6.625% 8/15/20	4,675,000	5,084,063
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	359,391
2.7% 4/1/19	64,000	60,476
3.875% 3/15/23	222,000	201,264
4.95% 4/1/22	1,925,000	1,880,157
5.6% 4/1/44	340,000	294,316
Devon Energy Corp. 2.25% 12/15/18	910,000	922,532
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	54,928
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	526,284
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	145,983
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,017,743
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	387,762
2.55% 10/15/19	163,000	164,792
3.75% 2/15/25	547,000	568,719
4.85% 3/15/44	2,023,000	2,247,685
4.95% 10/15/54	2,437,000	2,666,651
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	153,425
Nexen, Inc. 5.2% 3/10/15	41,000	41,027
ONEOK Partners LP 2% 10/1/17	2,822,000	2,789,313
Petro-Canada 6.05% 5/15/18	4,470,000	5,025,961
Petrobras Global Finance BV 7.25% 3/17/44	1,015,000	917,499
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	38,325
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
5.375% 1/27/21	$ 652,000	$ 586,657
5.75% 1/20/20	3,652,000	3,368,860
Petroleos Mexicanos:
3.125% 1/23/19	99,000	101,253
3.5% 7/18/18	959,000	991,031
4.25% 1/15/25 (b)	5,000,000	5,035,000
4.875% 1/18/24	80,000	85,080
5.5% 1/21/21	545,000	598,138
5.5% 6/27/44	2,899,000	2,942,485
6% 3/5/20	116,000	131,370
6.375% 1/23/45	937,000	1,048,175
6.5% 6/2/41	2,926,000	3,298,714
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,865,229
4.3% 4/1/22	300,000	327,606
4.65% 11/15/34	3,750,000	4,035,113
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	5,000,000	5,130,880
Southeast Supply Header LLC 4.25% 6/15/24 (b)	667,000	677,042
Southwestern Energy Co. 4.95% 1/23/25	6,272,000	6,444,957
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	61,732
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	462,036
4.6% 6/15/21	414,000	454,303
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,590,693
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	4,683,694
Western Gas Partners LP:
2.6% 8/15/18	858,000	867,048
5.375% 6/1/21	1,273,000	1,420,032
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,416,725
4.3% 3/4/24	491,000	505,070
		92,889,772
TOTAL ENERGY		111,169,445
FINANCIALS - 39.6%
Banks - 19.3%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,636,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Associated Banc-Corp. 5.125% 3/28/16	$ 575,000	$ 598,267
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (b)	3,175,000	3,230,563
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,550,396
4% 1/22/25	3,277,000	3,317,225
4.2% 8/26/24	10,942,000	11,332,432
5.75% 12/1/17	3,000,000	3,317,502
6.5% 8/1/16	1,240,000	1,329,464
Bank of America NA 1.25% 2/14/17	1,027,000	1,027,260
Barclays Bank PLC 2.5% 2/20/19	400,000	407,915
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,755,236
BPCE SA 5.15% 7/21/24 (b)	6,475,000	6,931,533
Branch Banking & Trust Co. 2.85% 4/1/21	3,282,000	3,365,146
Capital One Bank NA 2.3% 6/5/19	5,000,000	5,005,295
Capital One NA 2.95% 7/23/21	1,050,000	1,063,116
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,437,469
Citigroup, Inc.:
1.55% 8/14/17	3,821,000	3,815,815
2.5% 7/29/19	4,000,000	4,047,020
3.953% 6/15/16	653,000	675,711
4.05% 7/30/22	316,000	329,253
4.45% 1/10/17	1,250,000	1,317,913
5.3% 5/6/44	2,300,000	2,572,985
5.5% 9/13/25	1,317,000	1,491,496
6.125% 5/15/18	640,000	721,610
6.675% 9/13/43	467,000	621,010
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	517,000	538,842
Credit Suisse AG 6% 2/15/18	122,000	135,480
Credit Suisse New York Branch:
3% 10/29/21	1,550,000	1,579,726
3.625% 9/9/24	3,230,000	3,360,912
Discover Bank:
2% 2/21/18	3,900,000	3,908,077
7% 4/15/20	2,391,000	2,850,820
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,271,100
5.45% 1/15/17	1,232,000	1,321,526
8.25% 3/1/38	3,848,000	5,799,098
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	804,791
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
HSBC Holdings PLC 6.5% 9/15/37	$ 100,000	$ 128,978
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,312,956
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)	3,075,000	3,166,543
JPMorgan Chase & Co.:
3.875% 2/1/24	5,000,000	5,303,875
3.875% 9/10/24	5,237,000	5,339,829
4.125% 12/15/26	13,085,000	13,429,894
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,027,171
KeyBank NA 1.65% 2/1/18	501,000	502,237
KeyCorp. 5.1% 3/24/21	2,081,000	2,361,610
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,236,005
5% 1/17/17	1,027,000	1,086,833
Mitsubishi UFJ Trust & Banking Corp.:
1.6% 10/16/17 (b)	7,000,000	6,989,836
2.45% 10/16/19 (b)	7,000,000	7,070,798
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (b)	4,377,000	4,353,977
MUFG Americas Holdings Corp. 0.8256% 2/9/18 (d)	9,000,000	9,012,843
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,951,400
Regions Bank:
6.45% 6/26/37	2,611,000	3,263,340
7.5% 5/15/18	7,499,000	8,672,031
Regions Financial Corp.:
2% 5/15/18	558,000	554,776
5.75% 6/15/15	1,655,000	1,676,316
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	657,822
5.125% 5/28/24	3,640,000	3,855,492
6% 12/19/23	5,228,000	5,852,615
6.1% 6/10/23	1,000,000	1,121,151
6.125% 12/15/22	5,972,000	6,736,685
SunTrust Banks, Inc.:
2.35% 11/1/18	894,000	906,460
2.5% 5/1/19	5,184,000	5,247,706
Wachovia Bank NA 6% 11/15/17	405,000	453,942
Wells Fargo & Co.:
4.48% 1/16/24	7,539,000	8,224,386
4.65% 11/4/44	4,700,000	5,040,064
		223,005,575
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - 4.4%
Charles Schwab Corp. 2.2% 7/25/18	$ 3,166,000	$ 3,218,483
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,066,946
2.55% 10/23/19	6,476,000	6,524,518
2.9% 7/19/18	4,240,000	4,364,211
3.625% 2/7/16	1,275,000	1,306,838
5.25% 7/27/21	1,227,000	1,392,840
5.95% 1/18/18	178,000	198,463
6.15% 4/1/18	204,000	229,301
Lazard Group LLC 6.85% 6/15/17	171,000	190,340
Merrill Lynch &Co., Inc. 6.11% 1/29/37	2,269,000	2,770,842
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,578,813
3.7% 10/23/24	1,685,000	1,739,621
3.75% 2/25/23	1,168,000	1,220,087
4.3% 1/27/45	948,000	973,871
4.875% 11/1/22	9,466,000	10,284,241
5% 11/24/25	846,000	932,394
5.5% 7/28/21	1,222,000	1,412,276
5.625% 9/23/19	329,000	373,463
5.75% 1/25/21	557,000	647,528
6.625% 4/1/18	153,000	174,035
TD Ameritrade Holding Corp. 3.625% 4/1/25	6,550,000	6,814,561
		51,413,672
Consumer Finance - 2.6%
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,532,200
4.75% 9/10/18	4,500,000	4,680,000
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,611,506
5.2% 4/27/22	2,355,000	2,604,053
6.45% 6/12/17	107,000	117,544
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	599,859
2.597% 11/4/19	4,950,000	5,009,568
General Electric Capital Corp. 5.875% 1/14/38	150,000	195,084
Hyundai Capital America:
1.625% 10/2/15 (b)	178,000	178,825
2.125% 10/2/17 (b)	197,000	198,720
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.55% 2/6/19 (b)	$ 3,163,000	$ 3,179,090
2.875% 8/9/18 (b)	4,930,000	5,046,737
		29,953,186
Diversified Financial Services - 2.0%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	119,086
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,750,179
ING U.S., Inc.:
5.5% 7/15/22	2,028,000	2,343,417
5.7% 7/15/43	2,607,000	3,216,616
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,033,184
4.5% 9/1/22	6,500,000	7,016,789
		23,479,271
Insurance - 5.9%
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,697,620
4.5% 7/16/44	5,833,000	6,229,195
Aon Corp.:
3.125% 5/27/16	1,609,000	1,649,363
6.25% 9/30/40	253,000	329,322
Aon PLC 3.5% 6/14/24	2,830,000	2,896,293
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,891,669
Five Corners Funding Trust 4.419% 11/15/23 (b)	4,111,000	4,424,234
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	68,310
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,832,988
4.3% 4/15/43	1,211,000	1,295,421
8.125% 6/15/38 (d)	4,915,000	5,603,100
Liberty Mutual Group, Inc. 4.95% 5/1/22 (b)	5,250,000	5,798,384
Marsh & McLennan Companies, Inc.:
4.05% 10/15/23	2,306,000	2,463,963
4.8% 7/15/21	1,643,000	1,850,759
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	148,000	180,119
Metropolitan Life Global Funding I 1.3% 4/10/17 (b)	6,837,000	6,865,756
Pacific LifeCorp:
5.125% 1/30/43 (b)	1,285,000	1,457,492
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp: - continued
6% 2/10/20 (b)	$ 902,000	$ 1,020,214
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,406,995
5.625% 6/15/43 (d)	5,000,000	5,287,500
Symetra Financial Corp. 6.125% 4/1/16 (b)	615,000	640,785
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	287,000	292,919
4.125% 11/1/24 (b)	415,000	438,384
Unum Group:
5.625% 9/15/20	1,846,000	2,090,931
5.75% 8/15/42	3,748,000	4,526,062
7.125% 9/30/16	106,000	115,261
UnumProvident Finance Co. PLC 6.85% 11/15/15 (b)	991,000	1,031,028
		68,384,067
Real Estate Investment Trusts - 2.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	98,985
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,871,746
Boston Properties, Inc. 3.85% 2/1/23	738,000	777,879
Camden Property Trust 4.25% 1/15/24	758,000	804,977
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,393,557
DDR Corp.:
4.625% 7/15/22	391,000	420,169
4.75% 4/15/18	1,764,000	1,892,918
7.5% 4/1/17	4,000,000	4,455,580
9.625% 3/15/16	214,000	232,188
Duke Realty LP:
3.625% 4/15/23	383,000	390,254
3.875% 10/15/22	403,000	419,404
4.375% 6/15/22	206,000	220,549
5.5% 3/1/16	1,300,000	1,355,075
6.75% 3/15/20	1,295,000	1,531,920
Equity One, Inc. 3.75% 11/15/22	3,000,000	3,031,278
Federal Realty Investment Trust 6.2% 1/15/17	1,300,000	1,414,808
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	326,630
4.7% 9/15/17	548,000	589,161
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust 4.4% 6/15/24	$ 250,000	$ 258,874
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	182,713
		24,668,665
Real Estate Management & Development - 3.3%
BioMed Realty LP:
2.625% 5/1/19	4,914,000	4,937,047
3.85% 4/15/16	914,000	940,745
4.25% 7/15/22	170,000	178,916
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,043,913
4.1% 10/1/24	3,000,000	3,056,166
4.55% 10/1/29	2,014,000	2,091,698
4.95% 4/15/18	290,000	311,895
6% 4/1/16	211,000	221,331
Corporate Office Properties LP 3.7% 6/15/21	476,000	478,430
ERP Operating LP 2.375% 7/1/19	490,000	493,193
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,760,879
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,080,429
4.125% 6/15/22	1,832,000	1,917,525
4.4% 2/15/24	1,039,000	1,109,556
4.75% 10/1/20	752,000	816,989
5.125% 3/2/15	141,000	141,000
5.5% 12/15/16	2,436,000	2,607,772
6.625% 10/1/17	1,960,000	2,188,119
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	489,940
3.15% 5/15/23	922,000	838,954
4.5% 4/18/22	94,000	95,058
7.75% 8/15/19	126,000	146,336
Mid-America Apartments LP 4.3% 10/15/23	180,000	191,990
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,916,551
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	276,000	293,275
Reckson Operating Partnership LP 6% 3/31/16	286,000	299,214
Regency Centers LP:
3.75% 6/15/24	493,000	505,578
5.25% 8/1/15	249,000	253,601
Tanger Properties LP:
3.875% 12/1/23	398,000	412,625
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.125% 6/1/20	$ 661,000	$ 766,175
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	511,496
		38,096,396
TOTAL FINANCIALS		459,000,832
HEALTH CARE - 4.5%
Biotechnology - 0.5%
Amgen, Inc. 2.2% 5/22/19	5,630,000	5,662,592
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.:
3.734% 12/15/24	3,246,000	3,399,883
4.685% 12/15/44	288,000	314,484
Medtronic, Inc. 3.15% 3/15/22 (b)	4,650,000	4,813,838
		8,528,205
Health Care Providers & Services - 0.9%
Aetna, Inc. 1.5% 11/15/17	72,000	72,264
Express Scripts Holding Co. 4.75% 11/15/21	3,000,000	3,346,524
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,739,041
UnitedHealth Group, Inc.:
3.95% 10/15/42	132,000	136,698
4.25% 3/15/43	2,500,000	2,736,230
4.625% 11/15/41	965,000	1,101,568
WellPoint, Inc.:
1.875% 1/15/18	288,000	289,380
2.375% 2/15/17	810,000	826,266
		10,247,971
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	1,980,000	2,027,952
4.15% 2/1/24	248,000	266,248
5.3% 2/1/44	103,000	122,057
		2,416,257
Pharmaceuticals - 2.2%
AbbVie, Inc.:
1.75% 11/6/17	999,000	1,006,644
4.4% 11/6/42	627,000	660,081
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	$ 1,706,000	$ 1,716,100
2.375% 10/8/19 (b)	567,000	575,959
3% 10/8/21 (b)	414,000	427,907
3.375% 10/8/24 (b)	286,000	298,055
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,796,893
Merck & Co., Inc. 2.35% 2/10/22	10,000,000	9,961,730
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	7,416,000	7,402,666
Zoetis, Inc. 1.875% 2/1/18	123,000	122,903
		25,968,938
TOTAL HEALTH CARE		52,823,963
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	508,000	533,890
L-3 Communications Corp. 3.95% 5/28/24	3,000,000	3,060,645
		3,594,535
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (b)	549,000	573,789
Continental Airlines, Inc. 6.648% 3/15/19	55,414	57,110
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	50,141	53,274
8.36% 1/20/19	36,423	39,792
		723,965
Industrial Conglomerates - 1.5%
General Electric Co.:
2.7% 10/9/22	5,000,000	5,098,625
4.125% 10/9/42	434,000	463,386
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,095,381
2.05% 10/1/18	7,475,000	7,487,102
		17,144,494
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	270,000	269,761
4.65% 11/1/44	559,000	595,190
		864,951
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	$ 2,500,000	$ 2,654,155
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	408,000	406,470
3.75% 2/1/22	1,086,000	1,102,734
3.875% 4/1/21	3,305,000	3,404,150
		4,913,354
TOTAL INDUSTRIALS		29,895,454
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
Cisco Systems, Inc. 2.9% 3/4/21	2,273,000	2,360,435
Electronic Equipment & Components - 0.6%
Amphenol Corp.:
1.55% 9/15/17	1,404,000	1,406,816
3.125% 9/15/21	264,000	269,512
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	187,276
6.55% 10/1/17	4,758,000	5,342,463
		7,206,067
IT Services - 0.4%
The Western Union Co.:
2.375% 12/10/15	358,000	361,550
2.875% 12/10/17	926,000	948,524
Xerox Corp. 2.95% 3/15/17	2,591,000	2,669,183
		3,979,257
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	296,687
TOTAL INFORMATION TECHNOLOGY		13,842,446
MATERIALS - 1.6%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	434,000	432,984
Monsanto Co. 4.7% 7/15/64	1,925,000	2,130,567
		2,563,551
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	87,802
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 1.4%
Alcoa, Inc.:
5.125% 10/1/24	$ 543,000	$ 590,644
5.4% 4/15/21	4,548,000	4,995,309
Anglo American Capital PLC 4.125% 4/15/21 (b)	5,693,000	5,791,187
Corporacion Nacional del Cobre de Chile (Codelco):
4.875% 11/4/44 (b)	200,000	212,608
5.625% 10/18/43 (b)	425,000	497,828
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,625,000	3,325,408
Vale Overseas Ltd. 6.25% 1/23/17	104,000	110,621
		15,523,605
TOTAL MATERIALS		18,174,958
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.:
5.55% 8/15/41	2,700,000	2,941,669
6.3% 1/15/38	970,000	1,148,008
British Telecommunications PLC:
1.25% 2/14/17	1,064,000	1,062,436
1.625% 6/28/16	435,000	438,165
2.35% 2/14/19	4,623,000	4,683,520
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	609,482
3.5% 11/1/21	1,420,000	1,477,066
4.5% 9/15/20	13,827,000	15,207,239
4.6% 4/1/21	460,000	507,763
5.012% 8/21/54 (b)	6,001,000	6,269,143
6.4% 9/15/33	1,509,000	1,913,198
6.55% 9/15/43	999,000	1,314,536
		37,572,225
Wireless Telecommunication Services - 1.1%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,473,055
3.625% 3/30/15	564,000	565,184
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc. 4.1% 10/1/23	$ 4,398,000	$ 4,696,409
Vodafone Group PLC 5.625% 2/27/17	5,000,000	5,406,430
		12,141,078
TOTAL TELECOMMUNICATION SERVICES		49,713,303
UTILITIES - 6.3%
Electric Utilities - 3.5%
AmerenUE 6.4% 6/15/17	133,000	147,448
American Electric Power Co., Inc.:
1.65% 12/15/17	2,173,000	2,183,207
2.95% 12/15/22	4,000,000	4,011,216
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	239,181
DPL, Inc. 6.75% 10/1/19 (b)	3,400,000	3,553,000
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	118,166
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,758,695
2.1% 6/15/18	414,000	421,349
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,640,998
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	587,448
6.4% 9/15/20 (b)	1,310,000	1,552,789
Eversource Energy 1.45% 5/1/18	208,000	206,072
Exelon Corp. 4.9% 6/15/15	2,500,000	2,529,543
FirstEnergy Corp.:
2.75% 3/15/18	699,000	712,477
4.25% 3/15/23	1,919,000	2,020,481
7.375% 11/15/31	6,145,000	7,840,639
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,333,644
Nevada Power Co.:
6.5% 8/1/18	70,000	80,917
6.65% 4/1/36	500,000	702,224
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,250,302
Tampa Electric Co. 6.55% 5/15/36	500,000	706,706
TECO Finance, Inc. 5.15% 3/15/20	114,000	127,390
Xcel Energy, Inc. 4.8% 9/15/41	554,000	641,008
		41,364,900
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (b)	$ 2,000,000	$ 2,241,366
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,896
		2,260,262
Independent Power and Renewable Electricity Producers - 0.3%
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,688,900
Multi-Utilities - 2.3%
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,630,064
2.5566% 9/30/66 (d)	7,158,000	6,654,836
7.5% 6/30/66 (d)	145,000	150,046
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	7,200,000	7,183,361
NiSource Finance Corp.:
4.45% 12/1/21	91,000	98,756
5.25% 2/15/43	234,000	280,706
5.95% 6/15/41	1,493,000	1,917,379
6.4% 3/15/18	59,000	67,189
Puget Energy, Inc. 5.625% 7/15/22	4,240,000	4,985,914
Sempra Energy:
2.3% 4/1/17	3,024,000	3,087,153
2.875% 10/1/22	224,000	224,390
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	117,579
		26,397,373
TOTAL UTILITIES		73,711,435
TOTAL NONCONVERTIBLE BONDS (Cost $934,334,635)		967,203,502
U.S. Treasury Obligations - 4.0%

U.S. Treasury Bonds:
3% 11/15/44	6,039,000	6,549,954
3.125% 8/15/44	10,174,000	11,274,857
3.625% 2/15/44	23,144,000	28,018,694
TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,378,862)		45,843,505
Municipal Securities - 2.9%
	Principal Amount	Value
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	$ 280,000	$ 452,326
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	60,636
7.3% 10/1/39	1,485,000	2,238,638
7.5% 4/1/34	1,165,000	1,766,967
7.55% 4/1/39	730,000	1,155,043
7.6% 11/1/40	5,750,000	9,264,803
7.625% 3/1/40	70,000	110,712
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,295,000	1,569,177
Series 2012 B, 5.432% 1/1/42	160,000	148,909
6.314% 1/1/44	2,280,000	2,384,356
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	1,255,000	1,368,578
5.877% 3/1/19	12,135,000	13,444,973
TOTAL MUNICIPAL SECURITIES (Cost $31,587,098)		33,965,118
Foreign Government and Government Agency Obligations - 0.5%

Brazilian Federative Republic 4.25% 1/7/25	885,000	854,025
Chilean Republic 3.25% 9/14/21	155,000	164,688
United Mexican States:
4.75% 3/8/44	4,516,000	4,808,917
5.55% 1/21/45	33,000	39,394
6.05% 1/11/40	116,000	146,160
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,054,873)		6,013,184
Fixed-Income Funds - 5.0%
Shares
Fidelity Specialized High Income Central Fund (e) (Cost $56,805,998)	541,399	57,545,283
Preferred Securities - 0.5%
	Principal Amount	Value
FINANCIALS - 0.5%
Banks - 0.5%
Barclays Bank PLC 7.625% 11/21/22	$ 4,960,000	$ 5,780,433
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d)	102,000	107,726
TOTAL PREFERRED SECURITIES (Cost $5,622,756)		5,888,159
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $43,541,803)	43,541,803	43,541,803
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,120,326,025)		1,160,000,554
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(854,439)
NET ASSETS - 100%		$ 1,159,146,115
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,352,564 or 11.0% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,405
Fidelity Specialized High Income Central Fund	1,284,409
Total	$ 1,308,814
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 26,224,559	$ 31,304,307	$ -	$ 57,545,283	7.4%
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 967,203,502	$ -	$ 967,203,502	$ -
U.S. Government and Government Agency Obligations	45,843,505	-	45,843,505	-
Municipal Securities	33,965,118	-	33,965,118	-
Foreign Government and Government Agency Obligations	6,013,184	-	6,013,184	-
Fixed-Income Funds	57,545,283	57,545,283	-	-
Preferred Securities	5,888,159	-	5,888,159	-
Money Market Funds	43,541,803	43,541,803	-	-
Total Investments in Securities:	$ 1,160,000,554	$ 101,087,086	$ 1,058,913,468	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.9%
United Kingdom	4.3%
Mexico	1.9%
Canada	1.8%
Japan	1.6%
France	1.4%
Others (Individually Less Than 1%)	4.1%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,019,978,224)	$ 1,058,913,468
Fidelity Central Funds (cost $100,347,801)	101,087,086
Total Investments (cost $1,120,326,025)		$ 1,160,000,554
Receivable for investments sold		1,373,077
Receivable for fund shares sold		9,291,912
Interest receivable		10,976,573
Distributions receivable from Fidelity Central Funds		233,187
Total assets		1,181,875,303

Liabilities
Payable for investments purchased	$ 21,394,811
Payable for fund shares redeemed	752,017
Distributions payable	130,106
Accrued management fee	329,264
Distribution and service plan fees payable	23,232
Other affiliated payables	98,486
Other payables and accrued expenses	1,272
Total liabilities		22,729,188

Net Assets		$ 1,159,146,115
Net Assets consist of:
Paid in capital		$ 1,120,565,272
Undistributed net investment income		469,831
Accumulated undistributed net realized gain (loss) on investments		(1,563,517)
Net unrealized appreciation (depreciation) on investments		39,674,529
Net Assets		$ 1,159,146,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,956,894 ÷ 2,576,513 shares)	$ 11.63

Maximum offering price per share (100/96.00 of $11.63)	$ 12.11
Class T: Net Asset Value and redemption price per share ($8,426,042 ÷ 724,710 shares)	$ 11.63

Maximum offering price per share (100/96.00 of $11.63)	$ 12.11
Class C: Net Asset Value and offering price per share ($18,811,162 ÷ 1,618,074 shares)A	$ 11.63

Corporate Bond: Net Asset Value, offering price and redemption price per share ($988,228,629 ÷ 84,995,770 shares)	$ 11.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($113,723,388 ÷ 9,780,911 shares)	$ 11.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 135,149
Interest		15,716,972
Income from Fidelity Central Funds		1,308,814
Total income		17,160,935

Expenses
Management fee	$ 1,755,751
Transfer agent fees	545,706
Distribution and service plan fees	119,511
Independent trustees' compensation	2,002
Miscellaneous	729
Total expenses		2,423,699
Net investment income (loss)		14,737,236
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,906,421
Change in net unrealized appreciation (depreciation) on investment securities		9,193,071
Net gain (loss)		11,099,492
Net increase (decrease) in net assets resulting from operations		$ 25,836,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,737,236	$ 23,498,274
Net realized gain (loss)	1,906,421	(2,386,183)
Change in net unrealized appreciation (depreciation)	9,193,071	50,191,186
Net increase (decrease) in net assets resulting from operations	25,836,728	71,303,277
Distributions to shareholders from net investment income	(14,635,205)	(23,441,574)
Distributions to shareholders from net realized gain	(636,659)	-
Total distributions	(15,271,864)	(23,441,574)
Share transactions - net increase (decrease)	338,923,811	(101,731,245)
Total increase (decrease) in net assets	349,488,675	(53,869,542)

Net Assets
Beginning of period	809,657,440	863,526,982
End of period (including undistributed net investment income of $469,831 and undistributed net investment income of $367,800, respectively)	$ 1,159,146,115	$ 809,657,440

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.151	.305	.277	.287	.356	.128
Net realized and unrealized gain (loss)	.106	.720	(.536)	.857	.366	.446
Total from investment operations	.257	1.025	(.259)	1.144	.722	.574
Distributions from net investment income	(.150)	(.305)	(.273)	(.294)	(.370)	(.124)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)	-
Total distributions	(.157)	(.305)	(.351)	(.424)	(.472)	(.124)
Net asset value, end of period	$ 11.63	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total ReturnB, C, D	2.25%	9.60%	(2.36)%	10.98%	7.16%	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.80%A	.79%	.76%	.76%	.75%	.74%A
Expenses net of fee waivers, if any	.80%A	.79%	.76%	.76%	.75%	.74%A
Expenses net of all reductions	.80%A	.79%	.76%	.76%	.75%	.74%A
Net investment income (loss)	2.65%A	2.73%	2.43%	2.62%	3.43%	3.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,957	$ 27,677	$ 21,833	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rateG	21% A	61%	58%	103%	242%J	67%K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 4, 2010 (commencement of operations) to August 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.148	.298	.272	.284	.357	.131
Net realized and unrealized gain (loss)	.106	.720	(.537)	.868	.363	.436
Total from investment operations	.254	1.018	(.265)	1.152	.720	.567
Distributions from net investment income	(.147)	(.298)	(.267)	(.292)	(.368)	(.127)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)	-
Total distributions	(.154)	(.298)	(.345)	(.422)	(.470)	(.127)
Net asset value, end of period	$ 11.63	$ 11.53	$ 10.81	$ 11.42	$ 10.69	$ 10.44
Total ReturnB, C, D	2.22%	9.53%	(2.42)%	11.06%	7.14%	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.86%A	.85%	.80%	.79%	.75%	.68%A
Expenses net of fee waivers, if any	.86%A	.85%	.80%	.79%	.75%	.68%A
Expenses net of all reductions	.86%A	.85%	.80%	.79%	.75%	.68%A
Net investment income (loss)	2.60%A	2.67%	2.39%	2.59%	3.42%	3.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,426	$ 6,651	$ 6,502	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rateG	21% A	61%	58%	103%	242%J	67%K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 4, 2010 (commencement of operations) to August 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.80	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.108	.219	.189	.204	.280	.106
Net realized and unrealized gain (loss)	.106	.730	(.544)	.868	.361	.437
Total from investment operations	.214	.949	(.355)	1.072	.641	.543
Distributions from net investment income	(.107)	(.219)	(.187)	(.212)	(.289)	(.103)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)	-
Total distributions	(.114)	(.219)	(.265)	(.342)	(.391)	(.103)
Net asset value, end of period	$ 11.63	$ 11.53	$ 10.80	$ 11.42	$ 10.69	$ 10.44
Total ReturnB, C, D	1.87%	8.86%	(3.20)%	10.25%	6.34%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56%A	1.56%	1.53%	1.51%	1.47%	1.45%A
Expenses net of fee waivers, if any	1.56%A	1.56%	1.53%	1.51%	1.47%	1.45%A
Expenses net of all reductions	1.56%A	1.56%	1.53%	1.51%	1.47%	1.45%A
Net investment income (loss)	1.89%A	1.96%	1.66%	1.86%	2.71%	3.20%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,811	$ 11,713	$ 13,705	$ 24,613	$ 11,111	$ 668
Portfolio turnover rateG	21% A	61%	58%	103%	242%J	67%K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 4, 2010 (commencement of operations) to August 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Corporate Bond

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.171	.342	.309	.321	.388	.137
Net realized and unrealized gain (loss)	.106	.721	(.532)	.858	.367	.447
Total from investment operations	.277	1.063	(.223)	1.179	.755	.584
Distributions from net investment income	(.170)	(.343)	(.309)	(.329)	(.403)	(.134)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)	-
Total distributions	(.177)	(.343)	(.387)	(.459)	(.505)	(.134)
Net asset value, end of period	$ 11.63	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total ReturnB, C	2.43%	9.96%	(2.06)%	11.32%	7.50%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.44%A
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.44%A
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.44%A
Net investment income (loss)	3.00%A	3.07%	2.74%	2.93%	3.72%	4.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 988,229	$ 697,733	$ 771,621	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rateF	21% A	61%	58%	103%	242%I	67%J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2010 (commencement of operations) to August 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.168	.336	.301	.316	.389	.140
Net realized and unrealized gain (loss)	.106	.720	(.530)	.858	.366	.445
Total from investment operations	.274	1.056	(.229)	1.174	.755	.585
Distributions from net investment income	(.167)	(.336)	(.303)	(.324)	(.403)	(.135)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)	-
Total distributions	(.174)	(.336)	(.381)	(.454)	(.505)	(.135)
Net asset value, end of period	$ 11.63	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total ReturnB, C	2.40%	9.90%	(2.11)%	11.27%	7.51%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%A	.51%	.52%	.49%	.43%	.42%A
Expenses net of fee waivers, if any	.50%A	.51%	.51%	.49%	.43%	.42%A
Expenses net of all reductions	.50%A	.51%	.51%	.49%	.43%	.42%A
Net investment income (loss)	2.95%A	3.01%	2.68%	2.88%	3.75%	4.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,723	$ 65,882	$ 49,866	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rateF	21% A	61%	58%	103%	242%I	67%J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from were less than 0.01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2010 (commencement of operations) to August 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 45,212,451
Gross unrealized depreciation	(5,134,881)
Net unrealized appreciation (depreciation) on securities	$ 40,077,570

Tax cost	$ 1,119,922,984

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (3,263,571)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. Government securities, aggregated $383,328,968 and $58,776,856, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 37,174	$ 1,813
Class T	-%	.25%	9,665	244
Class C	.75%	.25%	72,672	23,920
			$ 119,511	$ 25,977

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,309
Class T	1,178
Class C*	4,314
$ 11,801

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 28,789.20
Class T	9,614.25
Class C	14,080.20
Corporate Bond	437,136.10
Institutional Class	56,087.15
	$ 545,706

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $611 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 387,607	$ 608,399
Class T	98,669	171,108
Class C	134,190	199,301
Corporate Bond	12,923,912	20,688,639
Institutional Class	1,090,827	1,774,127
Total	$ 14,635,205	$ 23,441,574

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended February 28, 2015	Year ended August 31, 2014
From net realized gain
Class A	$ 18,619	$ -
Class T	4,862	-
Class C	9,110	-
Corporate Bond	560,454	-
Institutional Class	43,614	-
Total	$ 636,659	$ -

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	1,025,696	1,249,169	$ 11,796,998	$ 14,047,645
Reinvestment of distributions	32,865	50,169	378,653	563,724
Shares redeemed	(881,784)	(920,088)	(10,148,833)	(10,236,656)
Net increase (decrease)	176,777	379,250	$ 2,026,818	$ 4,374,713
Class T
Shares sold	264,477	283,615	$ 3,035,407	$ 3,155,670
Reinvestment of distributions	8,756	14,557	100,891	163,245
Shares redeemed	(125,238)	(323,223)	(1,432,852)	(3,577,079)
Net increase (decrease)	147,995	(25,051)	$ 1,703,446	$ (258,164)
Class C
Shares sold	856,080	582,128	$ 9,863,337	$ 6,570,162
Reinvestment of distributions	12,187	16,887	140,476	189,406
Shares redeemed	(265,899)	(851,721)	(3,048,660)	(9,415,455)
Net increase (decrease)	602,368	(252,706)	$ 6,955,153	$ (2,655,887)
Corporate Bond
Shares sold	33,659,257	38,472,483	$ 386,395,143	$ 429,883,472
Reinvestment of distributions	1,107,137	1,752,468	12,761,033	19,625,390
Shares redeemed	(10,267,474)	(51,137,626)	(117,907,319)	(564,864,189)
Net increase (decrease)	24,498,920	(10,912,675)	$ 281,248,857	$ (115,355,327)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Institutional Class
Shares sold	5,115,156	1,619,567	$ 59,011,758	$ 18,017,528
Reinvestment of distributions	96,769	155,188	1,115,523	1,742,112
Shares redeemed	(1,143,187)	(677,328)	(13,137,744)	(7,596,220)
Net increase (decrease)	4,068,738	1,097,427	$ 46,989,537	$ 12,163,420

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Corporate Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBDI-USAN-0415
1.907020.104

Fidelity®

Intermediate Bond

Fund

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Actual	.45%	$ 1,000.00	$ 1,013.00	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 38.3%	U.S. Government and U.S. Government Agency Obligations 39.9%
AAA 10.0%	AAA 8.5%
AA 5.4%	AA 5.5%
A 15.7%	A 14.4%
BBB 25.2%	BBB 25.5%
BB and Below 4.5%	BB and Below 3.6%
Not Rated 0.0%†	Not Rated 0.0%†
Equities 0.0%	Equities 0.0%†
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	4.3	4.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	3.8	3.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015 *	As of August 31, 2014 **
Corporate Bonds 47.2%	Corporate Bonds 45.3%
U.S. Government and U.S. Government Agency Obligations 38.3%	U.S. Government and U.S. Government Agency Obligations 39.9%
Asset-Backed Securities 4.7%	Asset-Backed Securities 2.9%
CMOs and Other Mortgage Related Securities 7.4%	CMOs and Other Mortgage Related Securities 7.5%
Municipal Bonds 0.3%	Municipal Bonds 0.4%
Other Investments 1.2%	Other Investments 1.4%
Short-Term Investments and Net Other Assets (Liabilities) 0.9%	Short-Term Investments and Net Other Assets (Liabilities) 2.6%

* Foreign investments	10.2%	** Foreign investments	9.7%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†
† Amount represents less than 0.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com

Semiannual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 1.3%
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	$ 8,000	$ 8,037
1.45% 8/1/16 (b)	2,380	2,396
2.25% 9/3/19 (b)	17,149	17,224
General Motors Financial Co., Inc. 3.15% 1/15/20	6,680	6,750
Volkswagen Group of America Finance LLC 2.125% 5/23/19 (b)	3,670	3,682
Volkswagen International Finance NV 1.6% 11/20/17 (b)	4,220	4,239
		42,328
Household Durables - 0.4%
D.R. Horton, Inc. 4% 2/15/20	8,000	8,004
Toll Brothers Finance Corp. 4% 12/31/18	5,175	5,317
		13,321
Media - 2.0%
Comcast Corp.:
4.95% 6/15/16	2,432	2,565
5.15% 3/1/20	4,685	5,371
5.7% 5/15/18	355	400
COX Communications, Inc. 6.25% 6/1/18 (b)	4,000	4,510
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	4,504	4,585
5.875% 10/1/19	287	329
Discovery Communications LLC 3.25% 4/1/23	563	558
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,825
News America, Inc. 6.9% 3/1/19	5,426	6,429
Time Warner Cable, Inc.:
5.85% 5/1/17	4,293	4,680
6.75% 7/1/18	7,189	8,259
8.25% 4/1/19	2,550	3,114
Time Warner, Inc.:
3.15% 7/15/15	204	206
4.875% 3/15/20	5,060	5,680
5.875% 11/15/16	5,025	5,430
Viacom, Inc.:
3.5% 4/1/17	3,145	3,275
6.125% 10/5/17	3,071	3,411
		66,627
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	$ 3,290	$ 3,428
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,304
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,256
		11,988
TOTAL CONSUMER DISCRETIONARY		134,264
CONSUMER STAPLES - 2.4%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	6,585	6,673
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,800	3,850
Heineken NV:
1.4% 10/1/17 (b)	2,092	2,097
2.75% 4/1/23 (b)	2,186	2,153
PepsiCo, Inc. 7.9% 11/1/18	5,580	6,787
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	3,580	3,607
2.45% 1/15/17 (b)	8,430	8,623
		33,790
Food & Staples Retailing - 0.2%
CVS Health Corp. 4.125% 5/15/21	4,367	4,795
Walgreen Co. 3.1% 9/15/22	2,519	2,553
		7,348
Food Products - 0.6%
Cargill, Inc.:
3.25% 11/15/21 (b)	4,000	4,196
6% 11/27/17 (b)	781	871
General Mills, Inc. 5.2% 3/17/15	3,350	3,356
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,224
Tyson Foods, Inc. 2.65% 8/15/19	3,500	3,572
William Wrigley Jr. Co. 2% 10/20/17 (b)	2,937	2,959
		19,178
Tobacco - 0.6%
Altria Group, Inc. 9.7% 11/10/18	3,287	4,228
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,594
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
3.25% 11/1/22	$ 2,145	$ 2,139
6.75% 6/15/17	3,818	4,243
		18,204
TOTAL CONSUMER STAPLES		78,520
ENERGY - 5.7%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 5.35% 3/15/20 (b)	4,118	4,059
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,824
Halliburton Co. 6.15% 9/15/19	2,601	3,041
Nabors Industries, Inc. 2.35% 9/15/16	1,770	1,774
Noble Holding International Ltd. 2.5% 3/15/17	1,741	1,708
Petrofac Ltd. 3.4% 10/10/18 (b)	4,400	4,300
		20,706
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	398
6.375% 9/15/17	3,957	4,428
BG Energy Capital PLC 2.875% 10/15/16 (b)	4,300	4,412
Boardwalk Pipelines LP 4.95% 12/15/24	4,140	4,220
BP Capital Markets PLC:
2.315% 2/13/20	4,980	4,999
2.521% 1/15/20	3,410	3,460
3.2% 3/11/16	4,270	4,380
3.245% 5/6/22	4,160	4,271
Canadian Natural Resources Ltd. 3.9% 2/1/25	3,400	3,451
Cenovus Energy, Inc. 5.7% 10/15/19	5,039	5,597
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,867
2.7% 4/1/19	1,120	1,058
3.875% 3/15/23	3,530	3,200
Devon Energy Corp. 2.25% 12/15/18	3,355	3,401
Duke Energy Field Services 5.375% 10/15/15 (b)	1,581	1,608
El Paso Natural Gas Co. 5.95% 4/15/17	178	190
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,492
Enterprise Products Operating LP:
2.55% 10/15/19	693	701
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP: - continued
4.05% 2/15/22	$ 4,350	$ 4,646
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	170	181
Kinder Morgan Energy Partners LP 2.65% 2/1/19	4,636	4,649
Kinder Morgan, Inc. 2% 12/1/17	1,246	1,249
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	6,041
MPLX LP 4% 2/15/25	500	507
Petro-Canada 6.05% 5/15/18	1,874	2,107
Petrobras Global Finance BV:
3.25% 3/17/17	4,220	3,931
4.375% 5/20/23	3,700	3,045
Petrobras International Finance Co. Ltd. 5.75% 1/20/20	5,269	4,860
Petroleos Mexicanos:
3.125% 1/23/19	521	533
3.5% 1/30/23	3,205	3,140
4.875% 1/24/22	4,300	4,569
4.875% 1/18/24	3,680	3,914
Phillips 66 Co. 2.95% 5/1/17	8,400	8,698
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	4,350	4,390
3.95% 9/15/15	2,551	2,586
5.75% 1/15/20	6,268	7,117
Schlumberger Investment SA 1.25% 8/1/17 (b)	6,000	5,998
Southeast Supply Header LLC 4.25% 6/15/24 (b)	3,066	3,112
Southwestern Energy Co. 4.05% 1/23/20	2,364	2,422
Spectra Energy Capital, LLC 5.65% 3/1/20	237	261
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,304
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	938
4.55% 6/24/24	4,547	4,442
Total Capital International SA 2.125% 1/10/19	8,195	8,307
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,815
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,549
5.375% 6/1/21	4,300	4,797
Williams Partners LP 4.3% 3/4/24	4,990	5,133
		169,374
TOTAL ENERGY		190,080
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 22.3%
Banks - 10.8%
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	$ 3,890	$ 3,862
1.875% 10/6/17	4,100	4,123
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (b)	3,268	3,325
Bank of America Corp.:
2% 1/11/18	3,000	3,018
2.65% 4/1/19	7,598	7,730
3.875% 3/22/17	326	342
4.2% 8/26/24	3,440	3,563
4.25% 10/22/26	3,412	3,491
5.75% 12/1/17	6,840	7,564
5.875% 1/5/21	5,905	6,899
Bank of America NA:
1.25% 2/14/17	5,292	5,293
5.3% 3/15/17	1,267	1,360
Bank of Montreal 2.5% 1/11/17	4,210	4,323
Bank of Nova Scotia 2.8% 7/21/21	3,440	3,488
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (b)	4,760	4,737
2.3% 3/5/20 (b)	3,320	3,313
Barclays Bank PLC 2.5% 2/20/19	2,100	2,142
Barclays PLC 2.75% 11/8/19	2,863	2,896
BNP Paribas 2.375% 9/14/17	6,400	6,523
BNP Paribas SA 2.45% 3/17/19	3,370	3,428
BPCE SA 1.625% 2/10/17	4,965	4,993
Capital One Bank NA 2.25% 2/13/19	6,545	6,564
Capital One NA 2.95% 7/23/21	3,430	3,473
CIT Group, Inc. 3.875% 2/19/19	7,345	7,409
Citigroup, Inc.:
1.75% 5/1/18	6,000	5,967
2.55% 4/8/19	11,680	11,870
6.125% 5/15/18	100	113
Citizens Bank NA 2.45% 12/4/19	6,790	6,831
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	1,271	1,325
Comerica, Inc. 2.125% 5/23/19	2,052	2,050
Commonwealth Bank of Australia:
1.125% 3/13/17	5,000	5,005
2.25% 3/13/19	8,340	8,412
2.3% 9/6/19	3,440	3,476
Credit Suisse AG 6% 2/15/18	9,794	10,876
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Credit Suisse New York Branch 3% 10/29/21	$ 3,500	$ 3,567
Discover Bank 2% 2/21/18	8,400	8,417
Fifth Third Bancorp 4.5% 6/1/18	440	474
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,283	4,719
HBOS PLC 6.75% 5/21/18 (b)	3,004	3,363
HSBC Bank PLC 1.5% 5/15/18 (b)	3,890	3,868
HSBC Holdings PLC:
4% 3/30/22	3,778	4,076
5.1% 4/5/21	4,270	4,848
HSBC U.S.A., Inc. 2.625% 9/24/18	1,804	1,854
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,454
Huntington National Bank 2.2% 4/1/19	4,985	4,987
Intesa Sanpaolo SpA 2.375% 1/13/17	6,760	6,860
JPMorgan Chase & Co.:
2.2% 10/22/19	8,475	8,466
2.35% 1/28/19	7,995	8,109
3.875% 9/10/24	5,168	5,269
4.125% 12/15/26	5,070	5,204
4.5% 1/24/22	4,210	4,655
JPMorgan Chase Bank 6% 10/1/17	12,071	13,381
KeyBank NA 1.65% 2/1/18	2,625	2,631
KeyCorp. 5.1% 3/24/21	4,303	4,883
Marshall & Ilsley Bank 5% 1/17/17	5,254	5,560
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (b)	5,070	5,121
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (b)	7,500	7,461
MUFG Americas Holdings Corp.:
1.625% 2/9/18	977	975
2.25% 2/10/20	3,292	3,285
Nordea Bank AB:
0.875% 5/13/16 (b)	5,850	5,856
2.375% 4/4/19 (b)	3,360	3,398
PNC Bank NA 2.2% 1/28/19	3,285	3,321
Rabobank Nederland New York Branch 2.25% 1/14/19	6,560	6,634
Regions Bank 7.5% 5/15/18	1,200	1,388
Regions Financial Corp.:
2% 5/15/18	3,910	3,887
5.75% 6/15/15	31	31
Royal Bank of Canada 1.5% 1/16/18	8,080	8,107
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,130	5,434
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Sumitomo Mitsui Banking Corp. 2.45% 1/10/19	$ 4,000	$ 4,041
SunTrust Bank 2.75% 5/1/23	4,300	4,269
The Toronto Dominion Bank 2.625% 9/10/18	5,842	6,027
U.S. Bank NA 1.35% 1/26/18	5,010	5,021
Wachovia Bank NA 6% 11/15/17	5,655	6,338
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,123
3% 1/22/21	6,034	6,230
		358,376
Capital Markets - 2.9%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,853
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	9,036
Goldman Sachs Group, Inc.:
2.375% 1/22/18	4,020	4,093
2.625% 1/31/19	7,920	8,056
5.95% 1/18/18	10,163	11,331
6.15% 4/1/18	3,044	3,422
Lazard Group LLC:
4.25% 11/14/20	1,723	1,835
6.85% 6/15/17	4,983	5,547
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,564
6.875% 4/25/18	5,859	6,714
Morgan Stanley:
2.125% 4/25/18	3,910	3,939
2.375% 7/23/19	3,430	3,451
2.5% 1/24/19	9,985	10,138
2.65% 1/27/20	5,010	5,052
5.45% 1/9/17	1,019	1,093
5.625% 9/23/19	933	1,059
5.75% 1/25/21	4,378	5,090
5.95% 12/28/17	2,475	2,752
6.625% 4/1/18	653	743
7.3% 5/13/19	3,668	4,381
UBS AG Stamford Branch 2.375% 8/14/19	5,170	5,232
		98,381
Consumer Finance - 1.4%
American Express Credit Corp. 2.125% 3/18/19	5,000	5,031
Capital One Financial Corp. 2.45% 4/24/19	2,760	2,790
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
3.85% 11/21/22	$ 196	$ 202
5.2% 4/27/22	710	785
6.45% 6/12/17	2,977	3,270
Ford Motor Credit Co. LLC:
1.7% 5/9/16	4,000	4,023
4.25% 9/20/22	4,080	4,431
General Electric Capital Corp.:
1.6% 11/20/17	11,000	11,130
6.375% 11/15/67 (d)	5,670	6,167
Hyundai Capital America:
2.125% 10/2/17 (b)	1,463	1,476
2.55% 2/6/19 (b)	2,513	2,526
2.875% 8/9/18 (b)	1,665	1,704
Synchrony Financial:
1.875% 8/15/17	822	823
3% 8/15/19	1,208	1,229
		45,587
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP 3.85% 2/1/25	2,929	2,962
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	2,383	2,441
		5,403
Insurance - 2.5%
AIA Group Ltd. 2.25% 3/11/19 (b)	743	742
American International Group, Inc. 4.875% 6/1/22	4,038	4,615
Aon Corp. 5% 9/30/20	4,000	4,516
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	1,929	1,997
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,173
5.375% 3/15/17	149	161
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	4,280	4,748
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,637
4.8% 7/15/21	3,265	3,678
Metropolitan Life Global Funding I:
1.5% 1/10/18 (b)	9,444	9,462
2.3% 4/10/19 (b)	8,370	8,484
Pacific LifeCorp 6% 2/10/20 (b)	2,213	2,503
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
3.5% 5/15/24	$ 3,345	$ 3,465
4.5% 11/15/20	4,820	5,337
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,640	6,918
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	4,303	4,946
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	980	1,000
Unum Group:
4% 3/15/24	3,330	3,470
5.625% 9/15/20	5,021	5,687
7.125% 9/30/16	4,802	5,222
		82,761
Real Estate Investment Trusts - 2.1%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	722
4.6% 4/1/22	1,262	1,329
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,583	1,664
4.2% 12/15/23	6,745	7,217
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,111
Camden Property Trust 4.25% 1/15/24	2,807	2,981
DDR Corp.:
3.625% 2/1/25	1,578	1,579
4.625% 7/15/22	1,318	1,416
4.75% 4/15/18	3,000	3,219
7.5% 4/1/17	2,748	3,061
Duke Realty LP:
3.625% 4/15/23	1,976	2,013
3.875% 10/15/22	3,009	3,131
6.75% 3/15/20	291	344
8.25% 8/15/19	57	70
Equity One, Inc.:
3.75% 11/15/22	8,200	8,285
6% 9/15/17	3,451	3,775
6.25% 1/15/17	545	587
Federal Realty Investment Trust:
5.9% 4/1/20	42	49
6.2% 1/15/17	685	745
HCP, Inc. 4.25% 11/15/23	5,100	5,401
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. 2.25% 3/15/18	$ 1,651	$ 1,664
HRPT Properties Trust:
5.75% 11/1/15	1,526	1,537
6.25% 6/15/17	1,361	1,460
6.65% 1/15/18	792	868
Kimco Realty Corp. 3.2% 5/1/21	5,040	5,129
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,232
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (b)	1,111	1,133
4.95% 4/1/24	1,104	1,180
Select Income (REIT) 2.85% 2/1/18	1,609	1,615
Simon Property Group LP 2.2% 2/1/19	3,118	3,157
		70,674
Real Estate Management & Development - 2.4%
BioMed Realty LP:
3.85% 4/15/16	8,587	8,838
6.125% 4/15/20	1,521	1,744
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,106	4,161
5.7% 5/1/17	2,338	2,529
Corporate Office Properties LP 3.7% 6/15/21	2,256	2,268
ERP Operating LP:
4.625% 12/15/21	3,194	3,548
4.75% 7/15/20	2,996	3,319
Essex Portfolio LP:
3.875% 5/1/24	2,403	2,517
5.5% 3/15/17	3,558	3,846
Liberty Property LP:
4.125% 6/15/22	1,971	2,063
4.75% 10/1/20	7,111	7,726
5.125% 3/2/15	1,250	1,250
5.5% 12/15/16	1,941	2,078
6.625% 10/1/17	2,744	3,063
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,902
4.5% 4/18/22	1,234	1,248
7.75% 8/15/19	539	626
Mid-America Apartments LP 4.3% 10/15/23	696	742
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,711
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	2,195	2,332
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
3.75% 6/15/24	$ 2,349	$ 2,409
5.25% 8/1/15	3,106	3,163
5.875% 6/15/17	1,727	1,892
Tanger Properties LP:
3.75% 12/1/24	2,350	2,413
6.125% 6/1/20	4,208	4,878
Ventas Realty LP 1.25% 4/17/17	1,643	1,637
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,607
		78,510
TOTAL FINANCIALS		739,692
HEALTH CARE - 2.1%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,588
Celgene Corp. 2.45% 10/15/15	472	477
		4,065
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 2.675% 12/15/19	1,021	1,044
Medtronic, Inc. 2.5% 3/15/20 (b)	6,790	6,905
		7,949
Health Care Providers & Services - 1.3%
Aetna, Inc. 2.75% 11/15/22	2,041	2,045
Coventry Health Care, Inc. 5.95% 3/15/17	1,930	2,114
Express Scripts Holding Co. 2.25% 6/15/19	5,140	5,141
Express Scripts, Inc. 3.125% 5/15/16	3,905	4,004
McKesson Corp. 2.284% 3/15/19	3,330	3,354
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,291
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	847
2.75% 2/15/23	684	691
3.875% 10/15/20	5,296	5,749
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,351
4.35% 8/15/20	5,502	6,044
		42,631
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	$ 3,414	$ 3,497
4.15% 2/1/24	918	986
		4,483
Pharmaceuticals - 0.4%
AbbVie, Inc. 2.9% 11/6/22	4,110	4,112
Bayer U.S. Finance LLC:
2.375% 10/8/19 (b)	2,417	2,455
3% 10/8/21 (b)	1,764	1,823
Perrigo Co. PLC 1.3% 11/8/16	911	909
Perrigo Finance PLC 3.5% 12/15/21	833	862
Zoetis, Inc. 3.25% 2/1/23	1,553	1,547
		11,708
TOTAL HEALTH CARE		70,836
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	2,162	2,272
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	1,608	1,658
6.795% 2/2/20	40	42
6.9% 7/2/19	419	438
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,452	1,543
8.36% 1/20/19	1,056	1,154
		4,835
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	1,596	1,612
Industrial Conglomerates - 0.6%
Covidien International Finance SA 6% 10/15/17	3,234	3,616
General Electric Co.:
2.7% 10/9/22	3,340	3,406
3.375% 3/11/24	5,802	6,155
Roper Industries, Inc. 2.05% 10/1/18	5,730	5,739
		18,916
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.3%
Deere & Co. 2.6% 6/8/22	$ 8,200	$ 8,216
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	923
		9,139
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,511
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.875% 4/1/21	3,200	3,296
4.75% 3/1/20	2,913	3,139
		6,435
TOTAL INDUSTRIALS		47,720
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
Cisco Systems, Inc. 2.125% 3/1/19	6,640	6,763
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21	1,119	1,142
Tyco Electronics Group SA 6.55% 10/1/17	2,606	2,926
		4,068
IT Services - 0.2%
MasterCard, Inc. 3.375% 4/1/24	4,969	5,213
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	6,900	7,506
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1% 5/3/18	11,730	11,637
2.85% 5/6/21	5,040	5,236
		16,873
TOTAL INFORMATION TECHNOLOGY		40,423
MATERIALS - 1.2%
Chemicals - 0.5%
Albemarle Corp. U.S. 3% 12/1/19	4,421	4,447
Ecolab, Inc. 1.45% 12/8/17	2,207	2,202
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co. 4.125% 11/15/21	$ 4,063	$ 4,390
The Mosaic Co. 4.25% 11/15/23	5,095	5,507
		16,546
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,372	2,540
Metals & Mining - 0.6%
Anglo American Capital PLC:
4.125% 4/15/21 (b)	3,440	3,499
9.375% 4/8/19 (b)	3,822	4,729
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	4,300	4,539
Freeport-McMoRan, Inc. 3.875% 3/15/23	5,260	4,825
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,196
		20,788
TOTAL MATERIALS		39,874
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC:
1.625% 6/28/16	2,146	2,162
2.35% 2/14/19	1,992	2,018
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,217
Deutsche Telekom International Financial BV 3.125% 4/11/16 (b)	6,407	6,555
Telefonica Emisiones S.A.U. 3.729% 4/27/15	8,664	8,703
Verizon Communications, Inc.:
1.1% 11/1/17	4,120	4,084
5.15% 9/15/23	4,000	4,588
		32,327
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 2.375% 9/8/16	4,330	4,399
Rogers Communications, Inc. 4.1% 10/1/23	3,500	3,737
Vodafone Group PLC 1.5% 2/19/18	4,000	3,982
		12,118
TOTAL TELECOMMUNICATION SERVICES		44,445
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 3.6%
Electric Utilities - 2.0%
AmerenUE 6.4% 6/15/17	$ 3,867	$ 4,287
Commonwealth Edison Co. 4% 8/1/20	4,400	4,768
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	369	437
Edison International 3.75% 9/15/17	2,938	3,112
Eversource Energy 2.8% 5/1/23	4,679	4,614
FirstEnergy Corp.:
2.75% 3/15/18	3,372	3,437
4.25% 3/15/23	4,000	4,212
LG&E and KU Energy LLC 3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	7,784
6.5% 8/1/18	2,033	2,350
Pacific Gas & Electric Co.:
3.25% 9/15/21	662	689
3.25% 6/15/23	3,750	3,874
Pennsylvania Electric Co. 6.05% 9/1/17	844	936
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,146
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,629
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,482
Tampa Electric Co. 5.4% 5/15/21	1,635	1,922
TECO Finance, Inc.:
4% 3/15/16	1,147	1,183
5.15% 3/15/20	1,709	1,910
Virginia Electric & Power Co. 3.45% 2/15/24	4,960	5,275
Wisconsin Electric Power Co. 2.95% 9/15/21	768	794
		64,861
Gas Utilities - 0.2%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,391
Texas Eastern Transmission LP 6% 9/15/17 (b)	5,603	6,182
		7,573
Multi-Utilities - 1.4%
Ameren Illinois Co. 6.125% 11/15/17	455	513
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,102
Dominion Resources, Inc.:
2.5566% 9/30/66 (d)	4,542	4,223
7.5% 6/30/66 (d)	4,221	4,368
National Grid PLC 6.3% 8/1/16	1,843	1,989
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
3.85% 2/15/23	$ 4,300	$ 4,538
5.25% 9/15/17	2,656	2,903
5.45% 9/15/20	313	358
6.4% 3/15/18	1,717	1,955
PG&E Corp. 2.4% 3/1/19	489	493
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,794
Sempra Energy:
2.3% 4/1/17	9,715	9,918
2.875% 10/1/22	1,677	1,680
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	3,383	3,400
		46,234
TOTAL UTILITIES		118,668
TOTAL NONCONVERTIBLE BONDS (Cost $1,433,230)		1,504,522
U.S. Government and Government Agency Obligations - 34.5%

U.S. Government Agency Obligations - 4.0%
Fannie Mae:
1.625% 1/21/20	33,025	32,986
1.75% 11/26/19	14,259	14,368
1.875% 9/18/18	30,174	30,807
Federal Home Loan Bank 0.875% 5/24/17	18,920	18,984
Freddie Mac:
0.75% 1/12/18	17,853	17,673
1% 9/29/17	17,110	17,142
1.25% 5/12/17	612	618
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		132,578
U.S. Treasury Obligations - 30.5%
U.S. Treasury Notes:
0.625% 12/15/16	82,000	82,090
0.75% 6/30/17	22,717	22,703
0.875% 4/30/17 (c)	89,450	89,771
0.875% 10/15/17	5,230	5,226
0.875% 1/31/18	22,749	22,671
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 5/31/18	$ 114,760	$ 114,330
1.5% 12/31/18	21,300	21,468
1.5% 1/31/19	18,618	18,753
1.625% 4/30/19	179,918	181,809
1.625% 6/30/19	172,467	174,084
2.25% 3/31/21	125,464	129,257
2.375% 8/15/24	145,180	149,921
TOTAL U.S. TREASURY OBLIGATIONS		1,012,083
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,129,679)		1,144,661
U.S. Government Agency - Mortgage Securities - 2.3%

Fannie Mae - 1.4%
2.276% 11/1/36 (d)	788	840
2.31% 12/1/39 (d)	343	367
2.359% 4/1/35 (d)	1,935	2,070
2.364% 12/1/33 (d)	3,292	3,525
2.375% 7/1/35 (d)	403	430
2.445% 3/1/40 (d)	769	822
2.539% 1/1/40 (d)	1,294	1,379
2.542% 6/1/42 (d)	508	525
2.96% 11/1/40 (d)	306	322
2.982% 9/1/41 (d)	331	346
3.059% 10/1/41 (d)	164	171
3.235% 7/1/41 (d)	550	578
3.318% 10/1/41 (d)	268	282
3.5% 1/1/26 to 10/1/29	13,841	14,799
3.563% 7/1/41 (d)	546	576
3.567% 3/1/40 (d)	1,208	1,284
5.5% 9/1/17 to 6/1/36	11,834	13,037
6.5% 6/1/15 to 8/1/36	3,830	4,468
7% 7/1/25 to 2/1/32	14	16
7.5% 11/1/22 to 8/1/29	181	210
TOTAL FANNIE MAE		46,047
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 0.8%
3% 8/1/21	$ 3,658	$ 3,830
3.227% 9/1/41 (d)	340	357
3.242% 4/1/41 (d)	335	351
3.298% 6/1/41 (d)	413	433
3.468% 5/1/41 (d)	381	402
3.562% 4/1/40 (d)	853	892
3.602% 2/1/40 (d)	1,218	1,274
3.626% 6/1/41 (d)	567	598
3.635% 4/1/40 (d)	740	792
3.71% 5/1/41 (d)	447	470
4.5% 8/1/18	1,958	2,055
5% 3/1/19	2,759	2,906
5.5% 3/1/34 to 7/1/35	11,899	13,413
7.5% 7/1/27 to 1/1/33	52	61
TOTAL FREDDIE MAC		27,834
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	2,325	2,742
7.5% 3/15/28	0*	0 *
8% 7/15/17 to 5/15/22	218	231
TOTAL GINNIE MAE		2,973
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $74,698)		76,854
Asset-Backed Securities - 4.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (d)	299	259
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (d)	229	225
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	2,004	2,013
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,477
Series 2014-4 Class A2, 1.43% 6/17/19	6,850	6,855
Series 2014-5 Class A2, 1.6% 10/15/19	650	651
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	6,251	6,254
Series 2014-3 Class A, 1.49% 4/15/20	12,338	12,387
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3, 0.9% 9/10/18	$ 4,923	$ 4,922
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (d)	23	21
Series 2004-R2 Class M3, 0.9933% 4/25/34 (d)	40	28
Series 2005-R2 Class M1, 0.621% 4/25/35 (d)	78	78
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (d)	22	20
Series 2004-W11 Class M2, 1.221% 11/25/34 (d)	253	245
Series 2004-W7 Class M1, 0.9933% 5/25/34 (d)	968	924
Series 2006-W4 Class A2C, 0.331% 5/25/36 (d)	529	183
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9933% 4/25/34 (d)	807	738
Series 2006-HE2 Class M1, 0.5383% 3/25/36 (d)	19	2
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.296% 2/25/35 (d)	1,837	1,644
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	9,503	9,488
Series 2014-A5 Class A, 1.48% 7/15/20	10,190	10,236
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (d)	812	541
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (b)	1,145	1,147
Chase Issuance Trust Series 2014-A7 Class A, 1.38% 11/15/19	8,520	8,516
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.626% 4/25/34 (d)	34	28
Series 2004-4 Class M2, 0.966% 6/25/34 (d)	52	46
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	11,890	11,887
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (d)	18	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (d)	208	184
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (b)	12,535	12,665
Series 2015-1 Class A, 2.12% 7/15/26 (b)	7,657	7,636
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,816
Series 2012-5 Class A, 1.49% 9/15/19	8,350	8,346
Series 2013-1 Class A1, 0.85% 1/15/18	8,690	8,693
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (d)	427	352
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust Series 2005-A: - continued
Class M4, 1.1883% 1/25/35 (d)	$ 157	$ 103
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (b)(d)	827	711
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (b)(d)	19	19
Series 2006-2A:
Class A, 0.353% 11/15/34 (b)(d)	723	690
Class B, 0.453% 11/15/34 (b)(d)	262	242
Class C, 0.553% 11/15/34 (b)(d)	434	383
Class D, 0.923% 11/15/34 (b)(d)	165	144
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	240	10
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (d)	210	198
Series 2003-3 Class M1, 1.461% 8/25/33 (d)	220	212
Series 2003-5 Class A2, 0.871% 12/25/33 (d)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (d)	766	492
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4683% 7/25/36 (d)	145	64
Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (d)	367	363
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (d)	88	88
Series 2006-A Class 2C, 1.4046% 3/27/42 (d)	2,280	401
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (d)	181	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (d)	92	67
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (d)	279	251
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (d)	256	238
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (d)	1,117	1,067
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (d)	26	24
Series 2004-HE7 Class B3, 5.4183% 8/25/34 (d)	186	50
Series 2005-NC1 Class M1, 0.831% 1/25/35 (d)	155	145
Series 2005-NC2 Class B1, 1.926% 3/25/35 (d)	110	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (d)	642	573
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (d)	240	225
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Class M4, 2.3433% 9/25/34 (d)	$ 308	$ 186
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (d)	665	589
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (d)	2	2
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	1,940	1,962
Series 2014-4 Class B, 1.82% 5/15/19	3,216	3,210
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (d)	394	358
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (d)	353	342
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (d)	32	28
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (d)	168	147
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (b)(d)	1,820	964
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A4, 1.16% 3/20/20	4,957	4,935
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (b)(d)	806	813
TOTAL ASSET-BACKED SECURITIES (Cost $148,890)		154,838
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 0.8%
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2735% 12/20/54 (d)	151	150
Series 2006-1A:
Class A5, 0.3135% 12/20/54 (b)(d)	4,248	4,224
Class C2, 1.3735% 12/20/54 (b)(d)	3,085	3,052
Series 2006-2 Class C1, 1.1135% 12/20/54 (d)	2,445	2,402
Series 2006-3 Class C2, 1.1735% 12/20/54 (d)	506	498
Series 2006-4:
Class B1, 0.3535% 12/20/54 (d)	2,386	2,339
Class C1, 0.9335% 12/20/54 (d)	1,459	1,419
Class M1, 0.5135% 12/20/54 (d)	629	612
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (d)	1,115	1,075
Class 1M1, 0.4735% 12/20/54 (d)	754	731
Class 2C1, 1.0335% 12/20/54 (d)	506	495
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1: - continued
Class 2M1, 0.6735% 12/20/54 (d)	$ 969	$ 949
Series 2007-2 Class 2C1, 1.033% 12/17/54 (d)	1,341	1,312
Granite Mortgages Series 2003-2 Class 1A3, 0.7566% 7/20/43 (d)	730	730
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7066% 1/20/44 (d)	194	201
Series 2004-1 Class 2A1, 0.5671% 3/20/44 (d)	3,584	3,578
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (d)	206	193
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (d)	440	403
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (b)(d)	277	258
Class B6, 3.0163% 6/10/35 (b)(d)	76	71
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (d)	11	11
TOTAL PRIVATE SPONSOR		24,703
U.S. Government Agency - 1.5%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	3,142	3,337
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	41	42
Series 2010-123 Class DL, 3.5% 11/25/25	840	866
Series 2010-143 Class B, 3.5% 12/25/25	1,501	1,556
Series 2013-16 Class GP, 3% 3/25/33	17,745	18,480
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	121	125
Series 2363 Class PF, 6% 9/15/16	128	131
Series 2425 Class JH, 6% 3/15/17	168	175
Series 3820 Class DA, 4% 11/15/35	2,332	2,489
Series 4176 Class BA, 3% 2/15/33	3,408	3,527
Series 3777 Class AC, 3.5% 12/15/25	4,407	4,676
Series 3949 Class MK, 4.5% 10/15/34	1,945	2,111
Series 4181 Class LA, 3% 3/15/37	4,835	5,009
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 4221-CLS Class GA, 1.4% 7/15/23	$ 8,024	$ 8,012
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	318	324
TOTAL U.S. GOVERNMENT AGENCY		50,860
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,386)		75,563
Commercial Mortgage Securities - 6.6%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	3,836	3,974
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (d)(f)	339	6
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.711% 5/10/45 (d)	144	145
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,447
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	5,764	6,083
Series 2006-6 Class E, 5.619% 10/10/45 (b)	697	96
Series 2007-3:
Class A3, 5.5907% 6/10/49 (d)	1,434	1,438
Class A4, 5.5907% 6/10/49 (d)	2,153	2,300
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (b)(d)	26	24
Series 2005-4A:
Class A2, 0.561% 1/25/36 (b)(d)	380	337
Class B1, 1.571% 1/25/36 (b)(d)	25	12
Class M1, 0.621% 1/25/36 (b)(d)	123	97
Class M2, 0.641% 1/25/36 (b)(d)	58	45
Class M3, 0.671% 1/25/36 (b)(d)	54	40
Class M4, 0.781% 1/25/36 (b)(d)	47	34
Class M5, 0.821% 1/25/36 (b)(d)	47	33
Class M6, 0.871% 1/25/36 (b)(d)	50	33
Series 2006-3A Class M4, 0.601% 10/25/36 (b)(d)	35	4
Series 2007-1 Class A2, 0.441% 3/25/37 (b)(d)	305	262
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-2A:
Class A1, 0.441% 7/25/37 (b)(d)	$ 315	$ 265
Class A2, 0.491% 7/25/37 (b)(d)	295	237
Class M1, 0.541% 7/25/37 (b)(d)	137	48
Class M2, 0.581% 7/25/37 (b)(d)	75	15
Class M3, 0.661% 7/25/37 (b)(d)	57	4
Series 2007-3:
Class A2, 0.461% 7/25/37 (b)(d)	243	203
Class M1, 0.481% 7/25/37 (b)(d)	83	64
Class M2, 0.511% 7/25/37 (b)(d)	88	56
Class M3, 0.541% 7/25/37 (b)(d)	138	59
Class M4, 0.671% 7/25/37 (b)(d)	165	50
Class M5, 0.771% 7/25/37 (b)(d)	105	17
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (b)(d)	166	31
Class M2, 1.2183% 9/25/37 (b)(d)	48	8
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(d)(f)	3,415	72
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	5,243	5,533
Series 2006-T22 Class A1A, 5.5714% 4/12/38 (d)	5,678	5,896
Series 2006-PW12 Class A1A, 5.6971% 9/11/38 (d)	4,537	4,739
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (b)(d)(f)	55,564	186
Series 2007-T28 Class X2, 0.1365% 9/11/42 (b)(d)(f)	34,606	47
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (b)(d)	162	154
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	6,035	6,550
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A1A, 5.425% 10/15/49	1,920	2,028
Series 2013-GC11 Class A1, 0.754% 4/10/46	2,001	1,994
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	110	111
Series 2006-CD2 Class A1B, 5.3037% 1/15/46 (d)	8,814	9,044
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (d)	1,348	1,310
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	$ 7,820	$ 7,847
Series 2014-UBS3 Class A2, 2.844% 6/10/47	6,830	7,033
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (b)(d)	57	57
sequential payer:
Series 2006-C7 Class A1A, 5.7449% 6/10/46 (d)	4,378	4,572
Series 2006-C8 Class A4, 5.306% 12/10/46	4,970	5,236
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (d)	2,414	2,577
Series 2007-C3 Class A4, 5.6983% 6/15/39 (d)	434	465
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (b)(d)	826	823
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	3	0 *
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (b)(d)	1,845	201
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.971% 12/5/31 (b)(d)	3,071	3,061
Class A2FL, 0.871% 12/5/31 (b)(d)	4,180	4,167
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)	6,240	6,319
Class CFX, 3.3822% 12/15/19 (b)	2,801	2,788
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	6,746
Series 2006-C1 Class A1A, 5.2751% 3/10/44 (d)	3,277	3,376
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	7,125	7,552
GS Mortgage Securities Corp. II Series 2006-GG6 Class A1A, 5.5545% 4/10/38 (d)	2,927	3,014
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	1,030	1,045
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,727	1,830
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	535	536
Series 2012-GC6 Class A1, 1.282% 1/10/45	482	483
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	750	761
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Hilton U.S.A. Trust Series 2013-HLT: - continued
Class DFX, 4.4065% 11/5/30 (b)	$ 5,778	$ 5,884
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.453% 11/15/18 (b)(d)	79	79
Class F, 0.503% 11/15/18 (b)(d)	201	196
Class G, 0.533% 11/15/18 (b)(d)	174	168
Class H, 0.673% 11/15/18 (b)(d)	134	129
sequential payer:
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	2,938	3,070
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (d)	139	149
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,124	3,320
Series 2006-LDP7 Class A1A, 5.8754% 4/15/45 (d)	6,763	7,108
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A2, 5.3% 11/15/38	623	631
Series 2007-C1 Class A4, 5.424% 2/15/40	151	161
Series 2007-C2 Class A3, 5.43% 2/15/40	475	506
Series 2007-C7 Class A3, 5.866% 9/15/45	2,007	2,196
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2878% 11/12/37 (d)	1,595	1,629
Series 2005-LC1 Class F, 5.4198% 1/12/44 (b)(d)	1,050	1,025
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	5,008	5,270
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (d)	266	270
Series 2007-5 Class A4, 5.378% 8/12/48	45	48
Series 2007-9 Class A4, 5.7% 9/12/49	315	338
Series 2007-6 Class B, 5.635% 3/12/51 (d)	1,207	376
Series 2007-7 Class B, 5.7473% 6/12/50 (d)	105	4
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (b)(d)	161	143
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (b)(d)	5	5
Class D, 0.357% 10/15/20 (b)(d)	300	298
Class E, 0.417% 10/15/20 (b)(d)	376	372
Class F, 0.467% 10/15/20 (b)(d)	225	223
Class G, 0.507% 10/15/20 (b)(d)	279	275
Class H, 0.597% 10/15/20 (b)(d)	176	170
Class J, 0.747% 10/15/20 (b)(d)	101	93
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	3,304	3,432
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11 Class A1A, 5.6514% 10/15/42 (d)	$ 5,746	$ 5,930
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	249	260
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	161	53
SCG Trust Series 2013-SRP1 Class A, 1.5665% 11/15/26 (b)(d)	3,591	3,591
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	3,460	3,516
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (b)(d)	81	80
Class J, 0.773% 9/15/21 (b)(d)	178	169
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (b)(d)	2,422	2,321
Class LXR1, 0.873% 6/15/20 (b)(d)	148	144
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	2,721	2,883
Series 2007-C30 Class A5, 5.342% 12/15/43	1,291	1,375
Series 2007-C32 Class A3, 5.7206% 6/15/49 (d)	2,049	2,192
Series 2007-C33 Class A5, 5.9428% 2/15/51 (d)	799	871
Series 2005-C22 Class F, 5.3597% 12/15/44 (b)(d)	2,013	508
Series 2006-C23 Class A1A, 5.422% 1/15/45 (d)	5,988	6,158
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	3,502	3,625
Series 2006-C25 Class A1A, 5.7071% 5/15/43 (d)	4,592	4,766
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	3,822	4,007
Series 2006-C27 Class A1A, 5.749% 7/15/45 (d)	3,075	3,230
Series 2007-C31 Class C, 5.6742% 4/15/47 (d)	332	327
Series 2007-C31A Class A2, 5.421% 4/15/47	462	462
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,839
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $215,304)		219,495
Municipal Securities - 0.3%

Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $11,724)	10,620	11,766
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Brazilian Federative Republic 4.875% 1/22/21	$ 3,820	$ 3,992
New Brunswick Province 2.75% 6/15/18	8,700	9,096
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,795)		13,088
Bank Notes - 0.5%

Discover Bank (Delaware) 3.2% 8/9/21	3,500	3,575
Fifth Third Bank:
1.45% 2/28/18	4,000	3,983
2.875% 10/1/21	3,440	3,490
Union Bank NA 2.125% 6/16/17	4,300	4,355
TOTAL BANK NOTES (Cost $15,204)		15,403
Fixed-Income Funds - 2.3%
	Shares
Fidelity Specialized High Income Central Fund (e) (Cost $74,686)	725,168	77,078
Money Market Funds - 0.1%

Fidelity Cash Central Fund, 0.13% (a) (Cost $4,998)	4,997,934	4,998
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $3,183,594)		3,298,266
NET OTHER ASSETS (LIABILITIES) - 0.7%		22,424
NET ASSETS - 100%		$ 3,320,690
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2) (000s)	Value(1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merill Lynch International	4.60%	$ 262	$ (95)	$ 0	$ (95)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $298,192,000 or 9.0% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $740,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 16
Fidelity Specialized High Income Central Fund	1,826
Total	$ 1,842
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 40,820	$ 36,786	$ -	$ 77,078	10.0%
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,504,522	$ -	$ 1,504,522	$ -
U.S. Government and Government Agency Obligations	1,144,661	-	1,144,661	-
U.S. Government Agency - Mortgage Securities	76,854	-	76,854	-
Asset-Backed Securities	154,838	-	153,871	967
Collateralized Mortgage Obligations	75,563	-	75,563	-
Commercial Mortgage Securities	219,495	-	218,693	802
Municipal Securities	11,766	-	11,766	-
Foreign Government and Government Agency Obligations	13,088	-	13,088	-
Bank Notes	15,403	-	15,403	-
Fixed-Income Funds	77,078	77,078	-	-
Money Market Funds	4,998	4,998	-	-
Total Investments in Securities:	$ 3,298,266	$ 82,076	$ 3,214,421	$ 1,769
Derivative Instruments:
Liabilities
Swaps	$ (95)	$ -	$ (95)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (95)
Total Value of Derivatives	$ -	$ (95)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.8%
United Kingdom	2.9%
Canada	1.6%
Others (Individually Less Than 1%)	5.7%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,103,910)	$ 3,216,190
Fidelity Central Funds (cost $79,684)	82,076
Total Investments (cost $3,183,594)		$ 3,298,266
Cash		5,804
Receivable for investments sold		648
Receivable for fund shares sold		2,807
Interest receivable		21,425
Distributions receivable from Fidelity Central Funds		308
Other receivables		119
Total assets		3,329,377

Liabilities
Payable for investments purchased	$ 3,621
Payable for fund shares redeemed	3,372
Distributions payable	230
Bi-lateral OTC swaps, at value	95
Accrued management fee	861
Other affiliated payables	388
Other payables and accrued expenses	120
Total liabilities		8,687

Net Assets		$ 3,320,690
Net Assets consist of:
Paid in capital		$ 3,258,720
Undistributed net investment income		15,431
Accumulated undistributed net realized gain (loss) on investments		(68,038)
Net unrealized appreciation (depreciation) on investments		114,577
Net Assets, for 301,922 shares outstanding		$ 3,320,690
Net Asset Value, offering price and redemption price per share ($3,320,690 ÷ 301,922 shares)		$ 11.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2015

Investment Income
Interest		$ 48,945
Income from Fidelity Central Funds		1,842
Total income		50,787

Expenses
Management fee	$ 5,248
Transfer agent fees	1,688
Fund wide operations fee	650
Independent trustees' compensation	8
Miscellaneous	1
Total expenses		7,595
Net investment income (loss)		43,192
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,084
Swaps	8
Total net realized gain (loss)		4,092
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,401)
Swaps	85
Total change in net unrealized appreciation (depreciation)		(5,316)
Net gain (loss)		(1,224)
Net increase (decrease) in net assets resulting from operations		$ 41,968

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,192	$ 87,304
Net realized gain (loss)	4,092	14,408
Change in net unrealized appreciation (depreciation)	(5,316)	37,605
Net increase (decrease) in net assets resulting from operations	41,968	139,317
Distributions to shareholders from net investment income	(37,640)	(77,903)
Distributions to shareholders from tax return of capital	-	(1,947)
Total distributions	(37,640)	(79,850)
Share transactions Proceeds from sales of shares	277,978	684,366
Reinvestment of distributions	36,116	76,810
Cost of shares redeemed	(450,459)	(862,430)
Net increase (decrease) in net assets resulting from share transactions	(136,365)	(101,254)
Total increase (decrease) in net assets	(132,037)	(41,787)

Net Assets
Beginning of period	3,452,727	3,494,514
End of period (including undistributed net investment income of $15,431 and undistributed net investment income of $9,879, respectively)	$ 3,320,690	$ 3,452,727
Other Information Shares
Sold	25,333	62,651
Issued in reinvestment of distributions	3,290	7,028
Redeemed	(41,078)	(79,134)
Net increase (decrease)	(12,455)	(9,455)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 10.79	$ 11.13	$ 10.89	$ 10.74	$ 10.02
Income from Investment Operations
Net investment income (loss) D	.140	.281	.269	.312	.352	.422
Net realized and unrealized gain (loss)	.002	.166	(.367)	.212	.134	.715
Total from investment operations	.142	.447	(.098)	.524	.486	1.137
Distributions from net investment income	(.122)	(.251)	(.242)	(.284)	(.324)	(.397)
Distributions from net realized gain	-	-	-	-	(.012)	(.020)
Tax return of capital	-	(.006)	-	-	-	-
Total distributions	(.122)	(.257)	(.242)	(.284)	(.336)	(.417)
Net asset value, end of period	$ 11.00	$ 10.98	$ 10.79	$ 11.13	$ 10.89	$ 10.74
Total ReturnB, C	1.30%	4.18%	(.91)%	4.88%	4.63%	11.59%
Ratios to Average Net AssetsE, G
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.58%A	2.58%	2.43%	2.85%	3.30%	4.08%
Supplemental Data
Net assets, end of period (in millions)	$ 3,321	$ 3,453	$ 3,495	$ 4,109	$ 4,341	$ 4,831
Portfolio turnover rateF	43%A	109%	118%	115%	102%H	115%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*

Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR)Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swaps agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations and wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 103,322
Gross unrealized depreciation	(14,814)
Net unrealized appreciation (depreciation) on securities	$ 88,508
Tax cost	$ 3,209,758

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (24,281)

The Fund elected to defer to its next fiscal year approximately $2,713 of capital losses recognized during the period November 1, 2013 to August 31, 2014.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counter

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

party and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ 8	$ 85
Totals (a)	$ 8	$ 85

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $267,516 and $221,929, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $35.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by sixty dollars.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of February 28, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2015 and for the year ended August 31, 2014, and the financial highlights for the six months ended February 28, 2015 and for each of the five years in the period ended August 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of February 28, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2015 and for the year ended August 31, 2014, and the financial highlights for the six months ended February 28, 2015 and for each of the five years in the period ended August 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 27, 2015

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the fund's total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management (U.K.)
Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IBF-USAN-0415
1.784857.111

Fidelity®

Series Investment Grade Bond

Fund

Fidelity Series Investment Grade Bond Fund

Class F

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http:www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Series Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,019.60	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,020.90	$ 1.75
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 50.1%	U.S. Government and U.S. Government Agency Obligations 52.5%
AAA 3.7%	AAA 4.5%
AA 2.5%	AA 3.0%
A 10.6%	A 9.5%
BBB 28.1%	BBB 27.2%
BB and Below 4.0%	BB and Below 2.4%
Not Rated 0.0%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	7.5	7.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	5.3	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015 *		As of August 31, 2014 **
	Corporate Bonds 38.5%		Corporate Bonds 34.0%
	U.S. Government and U.S. Government Agency Obligations 50.1%		U.S. Government and U.S. Government Agency Obligations 52.5%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.9%
	CMOs and Other Mortgage Related Securities 7.0%		CMOs and Other Mortgage Related Securities 8.2%
	Municipal Bonds 2.2%		Municipal Bonds 2.5%
	Other Investments 0.5%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	6.7%	** Foreign investments	6.7%
* Futures and Swaps	(0.4)%	** Futures and Swaps	(0.6)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.6%
Daimler Finance North America LLC 1.45% 8/1/16 (b)	$ 17,512,000	$ 17,631,292
General Motors Co.:
3.5% 10/2/18	15,850,000	16,325,500
6.25% 10/2/43	2,624,000	3,255,925
General Motors Financial Co., Inc.:
2.625% 7/10/17	5,075,000	5,139,387
3% 9/25/17	11,621,000	11,882,473
3.25% 5/15/18	8,305,000	8,481,481
3.5% 7/10/19	18,875,000	19,416,241
4.25% 5/15/23	9,285,000	9,726,038
4.375% 9/25/21	41,737,000	44,345,563
4.75% 8/15/17	8,785,000	9,314,296
		145,518,196
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	2,684,000	2,740,901
4.25% 6/15/23	18,902,000	20,307,780
		23,048,681
Media - 1.9%
Comcast Corp.:
3.6% 3/1/24	43,000,000	46,163,338
4.75% 3/1/44	21,500,000	24,812,505
4.95% 6/15/16	9,131,000	9,628,786
5.9% 3/15/16	3,813,000	4,017,777
COX Communications, Inc. 3.25% 12/15/22 (b)	9,297,000	9,386,632
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	16,408,000	18,792,919
Discovery Communications LLC:
3.25% 4/1/23	3,681,000	3,650,168
6.35% 6/1/40	10,151,000	12,396,046
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	33,087,400
News America Holdings, Inc. 7.75% 12/1/45	10,133,000	15,506,611
News America, Inc.:
6.15% 3/1/37	8,831,000	11,377,578
6.15% 2/15/41	34,925,000	45,493,026
Thomson Reuters Corp.:
1.3% 2/23/17	8,556,000	8,558,199
3.85% 9/29/24	18,774,000	19,359,355
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
4% 9/1/21	$ 38,151,000	$ 40,425,372
5.85% 5/1/17	7,927,000	8,641,080
6.55% 5/1/37	24,680,000	29,805,518
6.75% 7/1/18	23,280,000	26,744,087
8.25% 4/1/19	42,627,000	52,060,185
Time Warner, Inc.:
4.9% 6/15/42	21,000,000	23,065,854
5.875% 11/15/16	4,039,000	4,364,713
6.2% 3/15/40	15,555,000	19,722,325
6.5% 11/15/36	6,573,000	8,566,348
Viacom, Inc.:
2.5% 9/1/18	3,555,000	3,623,466
3.5% 4/1/17	15,103,000	15,725,077
		494,974,365
TOTAL CONSUMER DISCRETIONARY		663,541,242
CONSUMER STAPLES - 1.7%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (b)	12,431,000	12,460,238
2.75% 4/1/23 (b)	12,988,000	12,794,037
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)	16,792,000	17,547,287
		42,801,562
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.25% 12/5/18	18,014,000	18,427,619
4% 12/5/23	18,015,000	19,542,402
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	6,303,000	6,366,496
2.7% 11/18/19	14,218,000	14,470,270
3.3% 11/18/21	16,863,000	17,350,240
3.8% 11/18/24	12,880,000	13,410,939
		89,567,966
Food Products - 0.3%
ConAgra Foods, Inc.:
1.9% 1/25/18	8,922,000	8,908,787
3.2% 1/25/23	23,419,000	23,098,113
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
General Mills, Inc. 5.2% 3/17/15	$ 2,184,000	$ 2,187,833
Kraft Foods Group, Inc. 5% 6/4/42	43,335,000	46,931,025
		81,125,758
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	31,522,568
4% 1/31/24	15,944,000	17,079,691
4.25% 8/9/42	26,526,000	26,740,861
9.25% 8/6/19	1,547,000	1,989,569
9.7% 11/10/18	14,756,000	18,981,779
Philip Morris International, Inc. 5.65% 5/16/18	2,251,000	2,545,325
Reynolds American, Inc.:
3.25% 11/1/22	47,809,000	47,682,019
4.75% 11/1/42	48,462,000	49,210,399
6.15% 9/15/43	11,136,000	13,468,747
6.75% 6/15/17	10,391,000	11,548,017
7.25% 6/15/37	15,680,000	20,590,114
		241,359,089
TOTAL CONSUMER STAPLES		454,854,375
ENERGY - 6.2%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)	21,176,000	20,015,195
5.35% 3/15/20 (b)	39,799,000	39,225,218
6.75% 9/15/37 (b)	2,991,000	2,851,581
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	18,031,954
5% 10/1/21	13,430,000	14,546,114
6.5% 4/1/20	2,078,000	2,388,622
Transocean, Inc. 5.05% 12/15/16	13,734,000	13,751,168
		110,809,852
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	62,765,000	70,240,186
BP Capital Markets PLC:
1.674% 2/13/18	25,503,000	25,569,614
2.315% 2/13/20	51,007,000	51,201,286
3.535% 11/4/24	26,060,000	26,771,203
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC: - continued
3.814% 2/10/24	$ 22,007,000	$ 23,050,902
4.5% 10/1/20	9,929,000	10,965,488
4.742% 3/11/21	12,000,000	13,350,780
Canadian Natural Resources Ltd. 1.75% 1/15/18	10,142,000	10,040,215
Cenovus Energy, Inc. 5.7% 10/15/19	6,051,000	6,721,469
ConocoPhillips Co. 5.75% 2/1/19	12,956,000	14,832,366
DCP Midstream Operating LP:
2.5% 12/1/17	11,492,000	11,162,490
2.7% 4/1/19	2,202,000	2,080,769
3.875% 3/15/23	38,871,000	35,240,293
Duke Energy Field Services:
5.375% 10/15/15 (b)	1,706,000	1,735,314
6.45% 11/3/36 (b)	7,882,000	7,294,224
El Paso Corp. 6.5% 9/15/20	21,920,000	25,289,915
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,394,865
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	16,015,000	16,543,095
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	6,935,000	6,768,407
3.9% 5/15/24 (b)	7,314,000	7,175,531
Enbridge Energy Partners LP 4.2% 9/15/21	24,752,000	25,809,777
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	5,044,860
3.75% 2/15/25	16,764,000	17,429,615
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	9,551,000	10,143,945
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	23,304,801
Motiva Enterprises LLC 5.75% 1/15/20 (b)	6,844,000	7,501,880
MPLX LP 4% 2/15/25	3,838,000	3,893,866
Nakilat, Inc. 6.067% 12/31/33 (b)	5,435,000	6,328,134
Nexen, Inc. 5.2% 3/10/15	1,267,000	1,267,822
Petro-Canada 6.05% 5/15/18	2,920,000	3,283,178
Petrobras Global Finance BV:
3% 1/15/19	2,773,000	2,400,836
3.25% 3/17/17	44,873,000	41,804,136
4.375% 5/20/23	69,514,000	57,216,973
4.875% 3/17/20	47,054,000	41,760,425
5.625% 5/20/43	47,507,000	37,921,513
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	17,307,943
5.375% 1/27/21	81,955,000	73,741,470
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
5.75% 1/20/20	$ 37,518,000	$ 34,609,229
7.875% 3/15/19	14,377,000	14,555,562
Petroleos Mexicanos:
3.125% 1/23/19	3,563,000	3,644,094
3.5% 7/18/18	34,560,000	35,714,304
3.5% 7/23/20 (b)	22,730,000	23,139,140
3.5% 1/30/23	28,927,000	28,339,782
4.5% 1/23/26 (b)	25,619,000	26,073,737
4.875% 1/24/22	17,019,000	18,082,688
4.875% 1/18/24	25,208,000	26,808,708
5.5% 1/21/21	21,149,000	23,211,028
5.5% 6/27/44	65,642,000	66,626,630
5.625% 1/23/46 (b)	24,828,000	25,461,114
6% 3/5/20	10,740,000	12,163,050
6.375% 1/23/45	22,458,000	25,122,642
6.5% 6/2/41	47,555,000	53,612,556
8% 5/3/19	13,934,000	16,734,734
Phillips 66 Co. 4.3% 4/1/22	21,152,000	23,098,428
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,112,776
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	24,780,022
3.85% 10/15/23	20,000,000	20,903,920
6.125% 1/15/17	5,000,000	5,417,905
Southwestern Energy Co.:
3.3% 1/23/18	9,962,000	10,101,010
4.05% 1/23/20	18,075,000	18,514,909
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	16,646,618
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,874,153
2.95% 9/25/18	4,862,000	5,016,709
4.6% 6/15/21	4,954,000	5,436,272
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	10,807,248
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	16,990,909
4.55% 6/24/24	86,182,000	84,201,193
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	2,960,362
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	26,632,940
5.375% 6/1/21	29,916,000	33,371,298
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP:
4.125% 11/15/20	$ 4,302,000	$ 4,500,038
4.3% 3/4/24	17,006,000	17,493,307
		1,510,348,601
TOTAL ENERGY		1,621,158,453
FINANCIALS - 19.3%
Banks - 7.5%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)	24,345,000	24,289,007
5.75% 9/26/23 (b)	25,847,000	26,299,323
Bank of America Corp.:
2.6% 1/15/19	45,756,000	46,475,650
2.65% 4/1/19	10,784,000	10,970,779
3.3% 1/11/23	63,450,000	64,330,876
3.875% 3/22/17	52,391,000	54,962,141
4% 1/22/25	25,000,000	25,306,875
4.1% 7/24/23	26,666,000	28,664,483
4.2% 8/26/24	27,400,000	28,377,687
4.25% 10/22/26	24,664,000	25,234,182
5.65% 5/1/18	16,400,000	18,216,054
5.75% 12/1/17	32,792,000	36,262,509
5.875% 1/5/21	9,805,000	11,456,064
6.5% 8/1/16	11,950,000	12,812,169
Bank of America NA 5.3% 3/15/17	11,902,000	12,774,179
Barclays Bank PLC 2.5% 2/20/19	14,300,000	14,582,968
Barclays PLC 2.75% 11/8/19	20,644,000	20,882,067
Capital One NA:
1.65% 2/5/18	25,752,000	25,709,767
2.95% 7/23/21	31,087,000	31,475,308
Citigroup, Inc.:
1.3% 11/15/16	40,887,000	40,820,681
1.85% 11/24/17	50,965,000	51,054,138
2.4% 2/18/20	51,119,000	50,910,128
2.5% 7/29/19	70,347,000	71,173,929
3.953% 6/15/16	21,787,000	22,544,730
4.05% 7/30/22	10,740,000	11,190,446
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
4.75% 5/19/15	$ 19,056,000	$ 19,223,407
5.3% 5/6/44	45,369,000	50,753,801
5.5% 9/13/25	11,022,000	12,482,360
6.125% 5/15/18	9,716,000	10,954,945
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	24,215,000	25,238,035
Credit Suisse AG 6% 2/15/18	27,227,000	30,235,447
Discover Bank:
4.2% 8/8/23	35,498,000	37,941,434
7% 4/15/20	9,043,000	10,782,086
8.7% 11/18/19	3,837,000	4,715,109
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,761,137
8.25% 3/1/38	12,528,000	18,880,222
HBOS PLC 6.75% 5/21/18 (b)	4,594,000	5,142,864
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,886,222
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,562,328
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,385,897
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,636,525
2.2% 10/22/19	22,906,000	22,882,636
2.35% 1/28/19	21,611,000	21,919,238
3.15% 7/5/16	25,000,000	25,692,275
3.25% 9/23/22	53,888,000	55,106,677
3.875% 9/10/24	58,432,000	59,579,312
4.125% 12/15/26	75,621,000	77,614,218
4.25% 10/15/20	40,500,000	44,255,525
4.35% 8/15/21	62,606,000	68,474,561
4.625% 5/10/21	10,326,000	11,474,654
4.95% 3/25/20	8,235,000	9,224,106
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,726,348
KeyBank NA:
1.65% 2/1/18	16,646,000	16,687,099
5.45% 3/3/16	10,925,000	11,412,047
6.95% 2/1/28	3,200,000	4,238,854
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	7,625,404
5% 1/17/17	25,252,000	26,723,182
Regions Bank:
6.45% 6/26/37	40,184,000	50,223,691
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Regions Bank: - continued
7.5% 5/15/18	$ 55,802,000	$ 64,530,828
Regions Financial Corp.:
2% 5/15/18	28,255,000	28,091,771
5.75% 6/15/15	3,253,000	3,294,899
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	45,938,000	48,657,576
6% 12/19/23	30,612,000	34,269,369
6.1% 6/10/23	35,599,000	39,911,854
6.125% 12/15/22	49,538,000	55,881,093
Wachovia Bank NA 6% 11/15/17	6,320,000	7,083,740
Wachovia Corp.:
5.75% 6/15/17	2,050,000	2,262,761
5.75% 2/1/18	4,000,000	4,474,956
Wells Fargo & Co.:
1.25% 7/20/16	34,000,000	34,191,998
3.676% 6/15/16	26,564,000	27,554,040
4.48% 1/16/24	16,709,000	18,228,049
		1,950,650,720
Capital Markets - 3.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	28,809,000	28,674,232
4.25% 2/15/24	21,448,000	22,659,855
Deutsche Bank AG London Branch 1.875% 2/13/18	51,007,000	51,068,361
Goldman Sachs Group, Inc.:
1.748% 9/15/17	80,000,000	79,759,600
2.55% 10/23/19	24,803,000	24,988,824
2.625% 1/31/19	94,162,000	95,781,775
2.9% 7/19/18	39,857,000	41,024,611
3.85% 7/8/24	25,000,000	26,124,450
5.25% 7/27/21	17,979,000	20,409,024
5.95% 1/18/18	9,760,000	10,882,029
6% 6/15/20	16,000,000	18,651,744
6.15% 4/1/18	10,942,000	12,299,060
Lazard Group LLC:
4.25% 11/14/20	20,221,000	21,531,038
6.85% 6/15/17	11,589,000	12,899,681
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	11,414,918
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
1.875% 1/5/18	$ 25,133,000	$ 25,238,081
2.125% 4/25/18	26,580,000	26,775,336
2.375% 7/23/19	71,117,000	71,550,600
3.7% 10/23/24	41,950,000	43,309,851
3.75% 2/25/23	29,016,000	30,309,969
3.875% 4/29/24	50,000,000	52,499,450
4.1% 5/22/23	20,000,000	20,663,080
4.3% 1/27/45	22,224,000	22,830,493
4.875% 11/1/22	18,803,000	20,428,331
5% 11/24/25	6,349,000	6,997,366
5.45% 1/9/17	27,643,000	29,647,118
5.625% 9/23/19	16,919,000	19,205,535
5.75% 1/25/21	26,624,000	30,951,145
6.625% 4/1/18	9,869,000	11,225,830
7.3% 5/13/19	22,127,000	26,426,896
		916,228,283
Consumer Finance - 1.6%
Discover Financial Services:
3.85% 11/21/22	38,277,000	39,385,578
3.95% 11/6/24	16,412,000	16,730,984
5.2% 4/27/22	16,852,000	18,634,183
6.45% 6/12/17	16,773,000	18,425,879
Ford Motor Credit Co. LLC:
1.5% 1/17/17	17,207,000	17,231,675
1.7% 5/9/16	41,347,000	41,580,280
2.875% 10/1/18	27,070,000	27,896,637
General Electric Capital Corp.:
1% 12/11/15	19,830,000	19,922,408
2.95% 5/9/16	5,375,000	5,519,373
3.5% 6/29/15	5,553,000	5,609,591
4.625% 1/7/21	21,916,000	24,688,330
4.65% 10/17/21	8,866,000	10,054,337
5.625% 9/15/17	3,505,000	3,886,554
5.625% 5/1/18	10,000,000	11,243,600
6% 8/7/19	22,000,000	25,807,364
Hyundai Capital America:
1.45% 2/6/17 (b)	29,291,000	29,207,550
1.625% 10/2/15 (b)	21,346,000	21,444,896
1.875% 8/9/16 (b)	7,052,000	7,127,809
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.125% 10/2/17 (b)	$ 8,655,000	$ 8,730,575
2.875% 8/9/18 (b)	12,509,000	12,805,201
Synchrony Financial:
1.875% 8/15/17	5,478,000	5,485,039
3% 8/15/19	8,044,000	8,181,609
3.75% 8/15/21	12,146,000	12,604,281
4.25% 8/15/24	12,226,000	12,815,330
		405,019,063
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP 3.85% 2/1/25	22,346,000	22,599,404
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	22,588,706
		45,188,110
Insurance - 2.2%
AIA Group Ltd. 2.25% 3/11/19 (b)	5,074,000	5,069,474
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,917,680
3.875% 1/15/35	29,736,000	29,982,571
4.875% 6/1/22	8,077,000	9,231,429
5.6% 10/18/16	24,154,000	25,880,166
Aon Corp.:
3.125% 5/27/16	20,350,000	20,860,500
3.5% 9/30/15	6,878,000	6,988,743
5% 9/30/20	5,687,000	6,421,186
Five Corners Funding Trust 4.419% 11/15/23 (b)	24,590,000	26,463,610
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(f)	11,133,000	11,522,655
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	27,603,000	31,755,871
5.375% 3/15/17	546,000	589,221
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	23,174,000	25,705,528
6.7% 8/15/16 (b)	6,494,000	6,997,363
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,777,911
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	6,352,000	7,730,511
MetLife, Inc.:
1.903% 12/15/17	5,102,000	5,139,035
3.048% 12/15/22	21,302,000	21,837,085
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
4.368% 9/15/23	$ 23,681,000	$ 26,301,445
4.75% 2/8/21	6,004,000	6,785,192
6.75% 6/1/16	9,220,000	9,890,700
Metropolitan Life Global Funding I:
1.875% 6/22/18 (b)	22,959,000	23,129,471
3% 1/10/23 (b)	15,204,000	15,439,099
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	11,401,000	18,350,913
Pacific LifeCorp:
5.125% 1/30/43 (b)	30,812,000	34,948,049
6% 2/10/20 (b)	17,699,000	20,018,596
Pricoa Global Funding I 1.6% 5/29/18 (b)	4,564,000	4,544,986
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,962,924
4.5% 11/16/21	12,469,000	13,801,637
4.75% 9/17/15	13,500,000	13,791,465
7.375% 6/15/19	3,820,000	4,612,230
Symetra Financial Corp. 6.125% 4/1/16 (b)	11,250,000	11,721,679
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	29,603,000	34,027,139
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	7,063,000	7,208,667
4.125% 11/1/24 (b)	10,239,000	10,815,937
Unum Group:
5.625% 9/15/20	18,528,000	20,986,332
5.75% 8/15/42	30,555,000	36,898,035
7.125% 9/30/16	1,654,000	1,798,500
		586,903,535
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,806,546
4.6% 4/1/22	6,540,000	6,886,842
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,401,854
AvalonBay Communities, Inc.:
3.625% 10/1/20	12,415,000	13,048,537
4.2% 12/15/23	20,000,000	21,400,160
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	28,525,403
Camden Property Trust:
2.95% 12/15/22	9,284,000	9,154,117
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
4.25% 1/15/24	$ 20,255,000	$ 21,510,304
DDR Corp.:
3.625% 2/1/25	12,010,000	12,015,417
4.625% 7/15/22	16,238,000	17,449,371
4.75% 4/15/18	21,321,000	22,879,203
7.5% 4/1/17	9,638,000	10,735,720
9.625% 3/15/16	7,551,000	8,192,775
Duke Realty LP:
3.625% 4/15/23	22,930,000	23,364,294
3.75% 12/1/24	9,068,000	9,291,109
3.875% 10/15/22	20,422,000	21,253,257
4.375% 6/15/22	13,477,000	14,428,840
5.5% 3/1/16	10,207,000	10,639,420
5.95% 2/15/17	9,023,000	9,765,800
6.5% 1/15/18	12,019,000	13,515,822
6.75% 3/15/20	1,066,000	1,261,025
8.25% 8/15/19	5,060,000	6,238,135
Equity One, Inc.:
3.75% 11/15/22	30,646,000	30,965,515
5.375% 10/15/15	2,580,000	2,645,996
6% 9/15/17	4,090,000	4,473,875
6.25% 1/15/17	3,237,000	3,488,816
Equity Residential 5.125% 3/15/16	8,850,000	9,234,515
Federal Realty Investment Trust:
5.9% 4/1/20	3,969,000	4,598,995
6.2% 1/15/17	1,491,000	1,622,676
HCP, Inc. 3.75% 2/1/16	14,496,000	14,874,346
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,304,972
4.7% 9/15/17	3,736,000	4,016,615
HRPT Properties Trust:
5.75% 11/1/15	4,573,000	4,606,035
6.25% 6/15/17	861,000	923,876
6.65% 1/15/18	3,483,000	3,817,500
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	8,222,866
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (b)	7,527,000	7,678,933
4.95% 4/1/24	7,519,000	8,037,761
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Opportunity Investments Partnership LP:
4% 12/15/24	$ 5,631,000	$ 5,756,808
5% 12/15/23	4,225,000	4,622,526
Simon Property Group LP 4.125% 12/1/21	13,242,000	14,488,668
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,604,064
WP Carey, Inc. 4% 2/1/25	27,347,000	27,149,062
		469,898,371
Real Estate Management & Development - 2.5%
BioMed Realty LP:
2.625% 5/1/19	12,739,000	12,798,746
3.85% 4/15/16	27,899,000	28,715,381
4.25% 7/15/22	10,332,000	10,873,862
6.125% 4/15/20	5,563,000	6,380,433
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	25,037,679
4.1% 10/1/24	24,424,000	24,881,266
4.55% 10/1/29	22,620,000	23,492,657
4.95% 4/15/18	19,325,000	20,784,018
5.7% 5/1/17	6,890,000	7,453,609
6% 4/1/16	6,664,000	6,990,289
Digital Realty Trust LP:
4.5% 7/15/15	7,544,000	7,575,164
5.25% 3/15/21	10,656,000	11,751,288
ERP Operating LP:
2.375% 7/1/19	14,895,000	14,992,071
4.625% 12/15/21	31,142,000	34,589,637
4.75% 7/15/20	31,427,000	34,817,156
5.375% 8/1/16	4,428,000	4,691,342
5.75% 6/15/17	24,188,000	26,534,696
Essex Portfolio LP 5.5% 3/15/17	8,105,000	8,761,691
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,646,089
4.125% 6/15/22	11,558,000	12,097,574
4.4% 2/15/24	32,513,000	34,720,893
4.75% 10/1/20	17,245,000	18,735,330
5.125% 3/2/15	1,706,000	1,706,000
5.5% 12/15/16	4,865,000	5,208,051
6.625% 10/1/17	12,549,000	14,009,540
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,370,793
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
3.15% 5/15/23	$ 41,165,000	$ 37,457,186
4.5% 4/18/22	7,126,000	7,206,196
7.75% 8/15/19	2,973,000	3,452,824
Mid-America Apartments LP:
4.3% 10/15/23	5,535,000	5,903,703
5.5% 10/1/15	12,454,000	12,782,088
6.05% 9/1/16	3,862,000	4,132,552
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,570,739
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	2,366,000	2,514,086
Reckson Operating Partnership LP 6% 3/31/16	8,396,000	8,783,920
Regency Centers LP:
5.25% 8/1/15	10,361,000	10,552,430
5.875% 6/15/17	4,455,000	4,881,638
Tanger Properties LP:
3.75% 12/1/24	17,037,000	17,490,355
3.875% 12/1/23	10,722,000	11,116,001
6.125% 6/1/20	24,577,000	28,487,569
Ventas Realty LP:
1.55% 9/26/16	18,423,000	18,549,013
3.5% 2/1/25	7,197,000	7,256,239
4.375% 2/1/45	4,300,000	4,338,992
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,683,178
4% 4/30/19	8,644,000	9,225,594
		641,999,558
TOTAL FINANCIALS		5,015,887,640
HEALTH CARE - 1.4%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	23,000,000	22,986,499
2.2% 5/22/19	24,334,000	24,474,870
		47,461,369
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19	$ 7,549,000	$ 7,720,045
4.685% 12/15/44	7,008,000	7,652,449
		15,372,494
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc. 5.95% 3/15/17	1,221,000	1,337,597
Express Scripts Holding Co. 4.75% 11/15/21	36,410,000	40,615,646
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,349,105
4.125% 9/15/20	11,062,000	11,845,234
UnitedHealth Group, Inc. 2.75% 2/15/23	4,066,000	4,110,014
WellPoint, Inc. 3.3% 1/15/23	21,022,000	21,550,766
		82,808,362
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	6,468,000	6,469,598
2.4% 2/1/19	4,078,000	4,124,705
4.15% 2/1/24	6,266,000	6,727,059
		17,321,362
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17	24,562,000	24,749,948
2.9% 11/6/22	25,191,000	25,200,598
Bayer U.S. Finance LLC:
2.375% 10/8/19 (b)	17,401,000	17,675,936
3% 10/8/21 (b)	12,703,000	13,129,706
3.375% 10/8/24 (b)	8,767,000	9,136,538
Mylan, Inc. 1.35% 11/29/16	8,049,000	8,037,031
Perrigo Co. PLC:
1.3% 11/8/16	7,040,000	7,027,553
2.3% 11/8/18	7,532,000	7,604,556
Perrigo Finance PLC:
3.5% 12/15/21	6,081,000	6,291,944
3.9% 12/15/24	9,061,000	9,397,716
4.9% 12/15/44	3,975,000	4,272,759
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,670,080
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	8,155,000	8,140,337
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18	$ 3,884,000	$ 3,880,951
3.25% 2/1/23	33,171,000	33,034,933
		189,250,586
TOTAL HEALTH CARE		352,214,173
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)	15,580,000	16,374,019
6.375% 6/1/19 (b)	9,485,000	10,974,467
		27,348,486
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	718,654	791,382
6.648% 3/15/19	1,733,772	1,786,825
6.795% 2/2/20	100,378	105,898
6.9% 7/2/19	451,064	471,903
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2,962,620	3,147,784
8.36% 1/20/19	5,751,371	6,283,373
		12,587,165
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	8,512,000	9,443,077
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	11,932,000	11,887,255
3.75% 2/1/22	25,484,000	25,876,683
3.875% 4/1/21	22,238,000	22,905,140
4.25% 9/15/24	19,743,000	20,335,290
4.75% 3/1/20	19,421,000	20,926,128
		101,930,496
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (f)	2,599,000	2,912,364
TOTAL INDUSTRIALS		154,221,588
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21	$ 7,717,000	$ 7,878,116
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	5,006,856
6.55% 10/1/17	3,075,000	3,452,727
		16,337,699
MATERIALS - 0.7%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	21,360,095
4.25% 11/15/20	10,672,000	11,673,663
		33,033,758
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,737,928
Metals & Mining - 0.6%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	22,911,000	24,184,348
4.25% 7/17/42 (b)	5,987,000	5,831,182
4.875% 11/4/44 (b)	19,541,000	20,772,904
5.625% 10/18/43 (b)	23,482,000	27,505,876
Freeport-McMoRan, Inc. 2.3% 11/14/17	16,405,000	16,174,821
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	27,416,000	27,648,515
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	21,383,120
6.25% 1/23/17	3,240,000	3,446,258
		146,947,024
TOTAL MATERIALS		182,718,710
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
4.8% 6/15/44	13,400,000	13,568,626
6.3% 1/15/38	40,737,000	48,212,769
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	258,928
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	2,092,065
6% 4/1/17	4,959,000	5,306,130
6.15% 9/15/19	12,036,000	13,149,330
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Embarq Corp.:
7.082% 6/1/16	$ 16,472,000	$ 17,611,797
7.995% 6/1/36	7,935,000	9,283,950
Verizon Communications, Inc.:
1.35% 6/9/17	35,777,000	35,771,455
2.625% 2/21/20 (b)	36,216,000	36,539,047
4.5% 9/15/20	64,976,000	71,462,034
5.012% 8/21/54 (b)	134,559,000	140,571,500
6.35% 4/1/19	7,155,000	8,324,964
6.4% 9/15/33	26,916,000	34,125,666
6.55% 9/15/43	109,182,000	143,667,353
		579,945,614
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	29,726,000	30,198,643
3.125% 7/16/22	16,205,000	16,530,721
3.625% 3/30/15	2,060,000	2,064,326
		48,793,690
TOTAL TELECOMMUNICATION SERVICES		628,739,304
UTILITIES - 3.5%
Electric Utilities - 1.9%
AmerenUE 6.4% 6/15/17	5,870,000	6,507,676
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,151,458
2.95% 12/15/22	9,568,000	9,594,829
American Transmission Systems, Inc. 5% 9/1/44 (b)	8,694,000	9,963,054
Dayton Power & Light Co. 1.875% 9/15/16	9,233,000	9,334,720
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	15,117,000	17,760,888
6.4% 9/15/20 (b)	34,900,000	41,368,192
Edison International 3.75% 9/15/17	9,811,000	10,390,614
Eversource Energy:
1.45% 5/1/18	7,067,000	7,001,510
2.8% 5/1/23	32,099,000	31,651,026
FirstEnergy Corp.:
2.75% 3/15/18	50,639,000	51,615,371
4.25% 3/15/23	66,372,000	69,881,884
7.375% 11/15/31	30,718,000	39,194,263
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp. 6.05% 8/15/21	$ 48,231,000	$ 53,588,644
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,432,692
3.75% 11/15/20	2,232,000	2,341,312
Nevada Power Co. 6.5% 5/15/18	15,159,000	17,394,392
NV Energy, Inc. 6.25% 11/15/20	7,075,000	8,322,238
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,347,000
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,512,184
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,953,700
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	45,086,390
TECO Finance, Inc.:
4% 3/15/16	9,634,000	9,932,760
5.15% 3/15/20	11,097,000	12,400,454
		506,727,251
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,827,000	3,052,549
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	7,035,492
Texas Eastern Transmission LP 6% 9/15/17 (b)	12,691,000	14,001,498
		24,089,539
Multi-Utilities - 1.5%
Dominion Resources, Inc.:
2.5566% 9/30/66 (f)	66,502,000	61,827,308
7.5% 6/30/66 (f)	7,991,000	8,269,087
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	37,668,000	37,580,949
2% 11/15/18	29,001,000	29,313,022
National Grid PLC 6.3% 8/1/16	17,348,000	18,723,159
NiSource Finance Corp.:
4.45% 12/1/21	8,962,000	9,725,813
5.25% 9/15/17	3,225,000	3,524,886
5.25% 2/15/43	23,297,000	27,947,058
5.45% 9/15/20	21,013,000	24,052,446
5.8% 2/1/42	11,523,000	14,409,004
5.95% 6/15/41	21,763,000	27,949,046
6.4% 3/15/18	12,182,000	13,872,886
6.8% 1/15/19	6,774,000	7,976,195
PG&E Corp. 2.4% 3/1/19	3,334,000	3,358,958
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Puget Energy, Inc.:
6% 9/1/21	$ 26,400,000	$ 31,383,634
6.5% 12/15/20	8,451,000	10,114,639
Sempra Energy:
2.3% 4/1/17	24,264,000	24,770,729
2.875% 10/1/22	9,886,000	9,903,212
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	13,102,000	13,166,855
		377,868,886
TOTAL UTILITIES		908,685,676
TOTAL NONCONVERTIBLE BONDS (Cost $9,491,647,594)		9,998,358,860
U.S. Government and Government Agency Obligations - 28.3%

U.S. Treasury Inflation-Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	129,860,000	132,478,071
1.375% 2/15/44	258,207,226	306,887,153
U.S. Treasury Inflation-Indexed Notes 0.125% 7/15/24	358,645,000	355,504,031
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		794,869,255
U.S. Treasury Obligations - 25.3%
U.S. Treasury Bonds:
3.125% 8/15/44	374,440,000	414,955,531
3.375% 5/15/44	51,702,000	59,921,791
3.625% 8/15/43	253,359,000	306,623,676
3.625% 2/15/44	71,949,000	87,103,258
U.S. Treasury Notes:
0.5% 7/31/17	123,300,000	122,327,040
0.75% 2/28/18	122,700,000	121,683,921
0.875% 4/30/17	412,014,000	413,494,778
0.875% 5/15/17	100,000,000	100,351,600
0.875% 10/15/17	866,830,000	866,153,006
0.875% 1/31/18	582,288,000	580,286,094
0.875% 7/31/19	206,188,000	201,355,366
1% 12/15/17	1,046,763,000	1,048,071,427
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 2/15/18	$ 250,000,000	$ 249,980,500
1% 5/31/18	158,315,000	157,721,319
1.25% 10/31/18	745,606,000	745,780,472
1.375% 7/31/18	526,209,000	529,826,687
1.375% 9/30/18	86,771,000	87,231,928
1.5% 12/31/18	80,651,000	81,287,417
1.5% 1/31/19	75,079,000	75,624,524
1.75% 9/30/19	170,225,000	172,405,923
1.875% 10/31/17	100,143,000	102,654,386
2% 2/15/25	50,000,000	50,003,900
TOTAL U.S. TREASURY OBLIGATIONS		6,574,844,544
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,200,713,724)		7,369,713,799
U.S. Government Agency - Mortgage Securities - 19.8%

Fannie Mae - 10.9%
1.75% 10/1/34 (f)	9,117	9,459
1.85% 10/1/33 (f)	121,624	127,370
1.865% 10/1/35 (f)	47,841	50,144
1.88% 1/1/35 (f)	12,137	12,745
1.88% 1/1/35 (f)	716,398	747,429
1.885% 2/1/33 (f)	59,436	61,921
1.91% 12/1/34 (f)	237,159	249,298
1.91% 3/1/35 (f)	146,924	153,478
1.93% 10/1/33 (f)	82,398	86,055
1.94% 7/1/35 (f)	75,710	79,225
2.05% 3/1/35 (f)	18,866	19,487
2.053% 6/1/36 (f)	293,718	314,390
2.057% 1/1/35 (f)	487,887	513,722
2.07% 4/1/37 (f)	271,159	288,032
2.094% 5/1/36 (f)	405,694	428,290
2.105% 7/1/34 (f)	140,016	148,507
2.115% 12/1/34 (f)	30,934	32,604
2.141% 9/1/36 (f)	176,389	188,849
2.142% 9/1/36 (f)	228,396	243,185
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.19% 3/1/37 (f)	$ 56,890	$ 60,414
2.22% 5/1/35 (f)	646,607	692,282
2.236% 3/1/33 (f)	253,858	268,207
2.27% 6/1/47 (f)	322,142	344,897
2.276% 11/1/36 (f)	775,342	826,799
2.31% 12/1/39 (f)	880,502	942,699
2.32% 7/1/35 (f)	450,646	479,349
2.333% 3/1/35 (f)	210,469	225,336
2.335% 9/1/35 (f)	286,427	306,704
2.364% 12/1/33 (f)	2,188,595	2,343,193
2.372% 5/1/36 (f)	480,486	513,750
2.389% 7/1/37 (f)	287,567	307,880
2.395% 6/1/36 (f)	991,954	1,062,024
2.421% 10/1/33 (f)	315,102	337,024
2.445% 3/1/40 (f)	1,182,225	1,263,068
2.46% 9/1/36 (f)	871,968	933,563
2.5% 3/1/27 to 8/1/43	253,692,307	258,895,938
2.5% 3/1/30 (c)	69,800,000	71,501,368
2.5% 3/1/30 (c)	7,600,000	7,785,249
2.53% 9/1/37 (f)	69,729	74,654
2.542% 6/1/42 (f)	3,927,471	4,062,181
2.573% 7/1/34 (f)	576,444	617,163
2.593% 5/1/35 (f)	183,796	196,779
2.69% 2/1/42 (f)	4,089,863	4,253,165
2.763% 1/1/42 (f)	3,693,930	3,845,306
2.96% 11/1/40 (f)	2,385,380	2,508,000
2.976% 8/1/41 (f)	3,830,370	4,005,879
2.982% 9/1/41 (f)	2,565,004	2,681,703
3% 3/1/30 (c)	54,000,000	56,539,685
3% 3/1/30 (c)	5,600,000	5,863,375
3% 4/1/42 to 9/1/43	343,299,174	350,790,048
3% 3/1/45 (c)	2,100,000	2,139,375
3.059% 10/1/41 (f)	1,336,520	1,398,196
3.163% 3/1/42 (f)	23,751,315	24,942,717
3.235% 7/1/41 (f)	4,210,873	4,428,363
3.318% 10/1/41 (f)	2,086,632	2,195,946
3.36% 9/1/41 (f)	890,753	953,674
3.466% 12/1/40 (f)	37,273,418	39,568,514
3.5% 9/1/25 to 7/1/44	827,138,327	871,934,508
3.5% 3/1/30 (c)	1,200,000	1,272,226
3.5% 3/1/45 (c)	26,200,000	27,456,780
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 3/1/45 (c)	$ 38,400,000	$ 40,241,998
3.563% 7/1/41 (f)	4,179,437	4,408,920
4% 9/1/24 to 1/1/44	430,345,087	462,951,908
4% 1/1/41	244,829	262,340
4% 3/1/45 (c)	15,100,000	16,141,664
4% 3/1/45 (c)	68,400,000	73,118,533
4.5% 4/1/21 to 6/1/44	236,041,522	257,871,281
4.5% 3/1/45 (c)	29,500,000	32,058,736
4.5% 3/1/45 (c)	7,300,000	7,933,179
5% 3/1/18 to 9/1/25	3,674,152	3,953,280
5.204% 7/1/37 (f)	85,773	92,149
5.5% 9/1/17 to 6/1/40	58,883,728	65,900,456
5.565% 8/1/46 (f)	79,546	85,165
6% 2/1/17 to 1/1/42	59,218,524	67,633,532
6.5% 5/1/15 to 4/1/37	26,831,234	31,082,580
7% 12/1/15 to 7/1/37	4,417,021	5,137,283
7.5% 1/1/16 to 2/1/32	1,922,433	2,271,227
8% 12/1/17 to 3/1/37	34,573	41,670
8.5% 9/1/15 to 7/1/31	17,033	20,121
9.5% 4/1/16 to 2/1/25	52,127	57,527
10.5% 8/1/20	2,204	2,473
TOTAL FANNIE MAE		2,835,838,193
Freddie Mac - 4.0%
1.5% 8/1/37 (f)	81,729	84,369
1.82% 3/1/35 (f)	246,227	256,094
1.825% 3/1/37 (f)	79,015	82,674
1.852% 1/1/36 (f)	209,721	221,349
1.909% 3/1/36 (f)	642,266	678,268
1.981% 12/1/35 (f)	607,135	641,116
2.022% 2/1/37 (f)	411,985	436,245
2.03% 4/1/35 (f)	878,262	929,171
2.05% 6/1/37 (f)	67,783	71,327
2.055% 11/1/35 (f)	518,201	551,905
2.083% 3/1/36 (f)	633,342	667,621
2.095% 8/1/37 (f)	207,724	221,929
2.121% 5/1/37 (f)	166,659	178,257
2.16% 6/1/33 (f)	603,306	643,519
2.314% 10/1/35 (f)	348,114	368,610
2.333% 4/1/37 (f)	210,843	225,736
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.346% 10/1/36 (f)	$ 866,779	$ 927,471
2.364% 4/1/36 (f)	589,281	630,907
2.373% 1/1/35 (f)	45,322	48,435
2.375% 5/1/37 (f)	159,143	170,385
2.385% 6/1/37 (f)	71,601	76,670
2.404% 6/1/33 (f)	1,863,628	1,990,960
2.405% 10/1/42 (f)	4,684,151	4,931,567
2.415% 6/1/37 (f)	617,352	661,057
2.42% 6/1/36 (f)	155,937	166,952
2.448% 6/1/37 (f)	129,722	138,111
2.538% 3/1/35 (f)	2,737,463	2,930,832
2.545% 7/1/36 (f)	217,981	233,379
2.595% 4/1/37 (f)	18,936	20,277
2.723% 3/1/33 (f)	23,655	25,326
2.757% 12/1/36 (f)	705,219	755,034
2.776% 11/1/35 (f)	266,977	285,835
3% 8/1/42 to 7/1/43	90,867,510	92,921,424
3.078% 9/1/41 (f)	5,303,998	5,539,228
3.136% 10/1/35 (f)	352,861	377,842
3.227% 9/1/41 (f)	2,625,069	2,756,444
3.242% 4/1/41 (f)	2,579,318	2,704,834
3.298% 6/1/41 (f)	3,171,445	3,328,452
3.299% 7/1/41 (f)	2,782,391	2,925,040
3.409% 12/1/40 (f)	19,502,814	20,571,890
3.468% 5/1/41 (f)	2,937,678	3,101,032
3.5% 10/1/41 to 11/1/44 (d)	344,235,223	362,033,452
3.626% 6/1/41 (f)	4,323,219	4,562,658
3.71% 5/1/41 (f)	3,458,383	3,638,078
4% 7/1/24 to 8/1/44	215,409,715	232,162,602
4% 6/1/33	5,603,783	6,060,622
4.5% 6/1/25 to 8/1/44 (e)	105,496,321	115,646,800
5% 3/1/19 to 7/1/41	61,183,889	67,996,798
5.149% 4/1/38 (f)	851,889	915,216
5.5% 10/1/17 to 4/1/41	39,666,425	44,522,340
6% 7/1/16 to 12/1/37	8,651,403	9,824,218
6.5% 7/1/15 to 9/1/39	14,641,697	16,749,102
7% 6/1/21 to 9/1/36	4,039,300	4,711,109
7.5% 3/1/15 to 1/1/33	115,067	134,466
8% 7/1/16 to 1/1/37	123,174	148,876
8.5% 5/1/17 to 1/1/28	127,621	151,966
9% 5/1/17 to 10/1/20	564	601
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
9.5% 5/1/21 to 7/1/21	$ 1,474	$ 1,625
10% 11/15/18 to 8/1/21	597	659
11% 11/1/15 to 9/1/20	1,270	1,310
12.5% 6/1/19	7	7
TOTAL FREDDIE MAC		1,023,740,079
Ginnie Mae - 4.9%
3% 6/20/42 to 2/20/45	173,830,744	178,778,079
3% 3/1/45 (c)	3,300,000	3,386,883
3% 3/1/45 (c)	3,800,000	3,900,047
3% 3/1/45 (c)	3,800,000	3,900,047
3% 3/1/45 (c)	18,300,000	18,781,804
3% 3/1/45 (c)	3,700,000	3,797,414
3% 3/1/45 (c)	10,900,000	11,186,976
3% 3/1/45 (c)	9,300,000	9,544,851
3.5% 11/15/40 to 2/20/45	241,571,183	254,206,930
3.5% 3/1/45 (c)	76,400,000	80,130,467
3.5% 3/1/45 (c)	14,400,000	15,103,125
3.5% 4/1/45 (c)	47,900,000	50,117,248
4% 2/15/39 to 10/20/44	155,654,773	167,728,478
4% 3/1/45 (c)	34,300,000	36,478,585
4% 3/1/45 (c)	13,600,000	14,463,812
4% 3/1/45 (c)	12,100,000	12,868,539
4% 3/1/45 (c)	10,600,000	11,273,265
4% 4/1/45 (c)	22,200,000	23,581,431
4.39% 6/20/63 (j)	918,484	1,007,683
4.5% 6/20/33 to 8/15/41	224,697,666	247,240,738
4.505% 2/20/63 (j)	883,323	967,717
5% 12/15/32 to 9/15/41	75,326,802	84,786,667
5.5% 12/20/28 to 9/15/39	17,121,618	19,519,677
6% 10/15/30 to 5/15/40	13,075,207	15,029,789
6.5% 3/20/31 to 10/15/38	1,133,296	1,322,092
7% 10/15/22 to 3/15/33	5,127,881	6,041,570
7.5% 1/15/17 to 9/15/31	1,754,378	2,057,712
8% 8/15/16 to 11/15/29	737,777	846,699
8.5% 10/15/21 to 1/15/31	106,376	127,695
9% 8/15/19 to 1/15/23	6,001	6,754
9.5% 12/15/20 to 2/15/25	2,687	3,040
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
10.5% 3/20/16 to 1/20/18	$ 8,048	$ 8,665
11% 8/20/15 to 9/20/19	3,331	3,765
TOTAL GINNIE MAE		1,278,198,244
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,069,776,426)		5,137,776,516
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (f)	562,768	487,594
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (f)	270,605	265,793
Airspeed Ltd. Series 2007-1A Class C1, 2.672% 6/15/32 (b)(f)	3,523,046	2,122,635
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	23,260,000	23,300,891
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (f)	42,318	39,028
Series 2004-R2 Class M3, 0.9933% 4/25/34 (f)	73,246	50,737
Series 2005-R2 Class M1, 0.621% 4/25/35 (f)	145,774	145,646
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (f)	40,480	37,609
Series 2004-W11 Class M2, 1.221% 11/25/34 (f)	457,000	441,415
Series 2004-W7 Class M1, 0.9933% 5/25/34 (f)	1,310,000	1,250,832
Series 2006-W4 Class A2C, 0.331% 5/25/36 (f)	958,438	332,276
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9933% 4/25/34 (f)	1,512,560	1,382,730
Series 2006-HE2 Class M1, 0.5383% 3/25/36 (f)	22,747	2,610
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.296% 2/25/35 (f)	1,218,074	1,089,621
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	28,030,000	28,126,451
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (f)	1,471,000	980,597
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (b)	918,287	919,061
Series 2013-2A Class A, 1.75% 11/15/17 (b)	9,721,529	9,740,894
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.626% 4/25/34 (f)	$ 61,836	$ 50,796
Series 2004-4 Class M2, 0.966% 6/25/34 (f)	96,547	86,999
Series 2004-7 Class AF5, 5.868% 1/25/35	9,038,208	9,290,850
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (f)	31,732	29,635
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (f)	160,000	141,661
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (f)	11,739	11,018
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	53,380,000	53,413,042
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9033% 1/25/35 (f)	801,000	659,201
Class M4, 1.1883% 1/25/35 (f)	282,636	185,833
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (b)(f)	1,357,917	1,166,841
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (b)(f)	34,866	33,557
Series 2006-2A:
Class A, 0.353% 11/15/34 (b)(f)	948,006	904,400
Class B, 0.453% 11/15/34 (b)(f)	342,738	317,290
Class C, 0.553% 11/15/34 (b)(f)	568,507	501,094
Class D, 0.923% 11/15/34 (b)(f)	216,114	187,680
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	384,545	15,811
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (f)	248,211	233,578
Series 2003-3 Class M1, 1.461% 8/25/33 (f)	412,920	397,741
Series 2003-5 Class A2, 0.871% 12/25/33 (f)	27,804	26,452
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (f)	1,292,000	829,605
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4683% 7/25/36 (f)	171,378	75,438
Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (f)	602,247	596,505
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (f)	165,628	164,967
Series 2006-A Class 2C, 1.4046% 3/27/42 (f)	2,867,000	504,698
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (f)	329,398	3,300
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (f)	108,199	79,075
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (f)	345,978	311,892
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (f)	$ 432,068	$ 401,177
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (f)	1,604,168	1,532,403
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (f)	48,462	44,485
Series 2005-NC1 Class M1, 0.831% 1/25/35 (f)	281,515	263,680
Series 2005-NC2 Class B1, 1.926% 3/25/35 (f)	198,666	4,564
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (f)	1,164,000	1,038,031
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.643% 5/15/17 (f)	20,000,000	20,009,400
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (f)	435,000	407,890
Class M4, 2.3433% 9/25/34 (f)	558,000	337,227
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (f)	1,245,000	1,102,755
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (f)	4,173	3,817
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20	13,091,000	13,163,105
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (f)	715,800	649,983
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (f)	644,461	622,947
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (f)	25,012	21,550
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (f)	115,176	101,122
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (b)(f)	2,398,344	1,271,122
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (b)(f)	1,459,789	1,471,411
TOTAL ASSET-BACKED SECURITIES (Cost $171,501,997)		183,382,048
Collateralized Mortgage Obligations - 2.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.731% 1/25/35 (f)	1,040,076	1,010,943
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (f)	262,602	262,300
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2735% 12/20/54 (f)	$ 178,650	$ 176,685
Series 2006-1A Class C2, 1.3735% 12/20/54 (b)(f)	5,526,000	5,466,872
Series 2006-2 Class C1, 1.1135% 12/20/54 (f)	4,563,000	4,482,691
Series 2006-3 Class C2, 1.1735% 12/20/54 (f)	922,000	907,801
Series 2006-4:
Class C1, 0.9335% 12/20/54 (f)	2,331,000	2,267,364
Class M1, 0.5135% 12/20/54 (f)	1,006,000	979,341
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (f)	1,847,000	1,780,693
Class 1M1, 0.4735% 12/20/54 (f)	1,238,000	1,200,860
Class 2C1, 1.0335% 12/20/54 (f)	842,000	823,644
Class 2M1, 0.6735% 12/20/54 (f)	1,589,000	1,556,743
Series 2007-2 Class 2C1, 1.033% 12/17/54 (f)	2,199,000	2,150,842
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (f)	365,737	380,333
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (f)	608,345	521,656
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (f)	386,279	361,396
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (f)	743,659	680,446
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (f)	1,028,854	970,512
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (b)(f)	391,827	364,858
Class B6, 3.0163% 6/10/35 (b)(f)	366,041	339,276
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (f)	20,194	19,807
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (f)	92,502	92,422
TOTAL PRIVATE SPONSOR		26,797,485
U.S. Government Agency - 2.0%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.971% 2/25/32 (f)	87,214	88,611
Series 2002-39 Class FD, 1.173% 3/18/32 (f)	134,993	137,916
Series 2002-60 Class FV, 1.171% 4/25/32 (f)	176,384	180,625
Series 2002-63 Class FN, 1.171% 10/25/32 (f)	242,751	248,448
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater: - continued
Series 2002-7 Class FC, 0.921% 1/25/32 (f)	$ 92,918	$ 95,097
Series 2002-94 Class FB, 0.571% 1/25/18 (f)	146,867	147,331
Series 2003-118 Class S, 7.929% 12/25/33 (f)(g)(i)	2,898,667	675,253
Series 2006-104 Class GI, 6.509% 11/25/36 (f)(g)(i)	2,076,309	465,566
Series 2006-33 Class CF, 0.471% 5/25/36 (f)	1,821,951	1,827,840
Series 2007-53 Class FB, 0.571% 6/25/37 (f)	9,702,892	9,741,227
Series 2007-57 Class FA, 0.401% 6/25/37 (f)	2,238,399	2,238,767
Series 2008-76 Class EF, 0.671% 9/25/23 (f)	1,320,014	1,324,462
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	136,022	149,949
Series 1993-207 Class H, 6.5% 11/25/23	1,669,186	1,875,540
Series 1994-23 Class PZ, 6% 2/25/24	4,563,459	5,054,730
Series 1996-28 Class PK, 6.5% 7/25/25	539,574	606,367
Series 1999-17 Class PG, 6% 4/25/29	1,459,366	1,605,291
Series 1999-32 Class PL, 6% 7/25/29	1,307,703	1,441,818
Series 1999-33 Class PK, 6% 7/25/29	746,619	824,874
Series 2001-52 Class YZ, 6.5% 10/25/31	91,785	104,057
Series 2002-9 Class PC, 6% 3/25/17	26,813	27,850
Series 2003-28 Class KG, 5.5% 4/25/23	1,006,848	1,102,931
Series 2004-21 Class QE, 4.5% 11/25/32	190,730	197,067
Series 2005-102 Class CO, 11/25/35 (h)	775,500	705,140
Series 2005-73 Class SA, 17.1054% 8/25/35 (f)(i)	396,225	494,183
Series 2005-81 Class PC, 5.5% 9/25/35	946,559	1,107,141
Series 2006-105 Class MD, 5.5% 6/25/35	1,361,423	1,397,539
Series 2006-12 Class BO, 10/25/35 (h)	3,342,654	3,159,857
Series 2006-37 Class OW, 5/25/36 (h)	448,553	400,376
Series 2006-45 Class OP, 6/25/36 (h)	1,050,440	925,459
Series 2006-62 Class KP, 4/25/36 (h)	1,478,602	1,300,006
Series 2011-117 Class PF, 0.521% 7/25/39 (f)	1,979,735	1,990,650
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	292,406	343,899
Series 1999-25 Class Z, 6% 6/25/29	1,109,642	1,258,075
Series 2001-20 Class Z, 6% 5/25/31	1,434,367	1,581,723
Series 2001-31 Class ZC, 6.5% 7/25/31	763,980	883,751
Series 2002-16 Class ZD, 6.5% 4/25/32	391,060	457,293
Series 2002-74 Class SV, 7.379% 11/25/32 (f)(g)	1,725,350	329,070
Series 2002-79 Class Z, 5.5% 11/25/22	2,027,169	2,267,620
Series 2010-50 Class FA, 0.521% 1/25/24 (f)	139,529	139,546
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	5,451,909	766,840
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 06-116 Class SG, 6.469% 12/25/36 (f)(g)(i)	$ 1,413,128	$ 253,826
Series 07-40 Class SE, 6.269% 5/25/37 (f)(g)(i)	910,135	138,642
Series 1993-165 Class SH, 19.3161% 9/25/23 (f)(i)	66,793	90,324
Series 2003-21 Class SK, 7.929% 3/25/33 (f)(g)(i)	256,863	67,614
Series 2003-35 Class TQ, 7.329% 5/25/18 (f)(g)(i)	146,222	10,984
Series 2005-72 Class ZC, 5.5% 8/25/35	8,159,307	9,173,597
Series 2007-57 Class SA, 39.594% 6/25/37 (f)(i)	670,071	1,309,311
Series 2007-66:
Class FB, 0.571% 7/25/37 (f)	2,703,558	2,724,577
Class SA, 38.574% 7/25/37 (f)(i)	1,015,608	1,932,369
Class SB, 38.574% 7/25/37 (f)(i)	450,593	850,110
Series 2008-12 Class SG, 6.179% 3/25/38 (f)(g)(i)	6,147,280	983,774
Series 2009-114 Class AI, 5% 12/25/23 (g)	1,365,436	68,523
Series 2009-16 Class SA, 6.079% 3/25/24 (f)(g)(i)	941,116	44,722
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	670,084	37,891
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	664,486	51,854
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	990,667	79,236
Series 2010-112 Class SG, 6.189% 6/25/21 (f)(g)(i)	924,170	73,990
Series 2010-12 Class AI, 5% 12/25/18 (g)	2,703,073	163,374
Series 2010-135 Class LS, 5.879% 12/25/40 (f)(g)(i)	5,438,528	897,118
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	5,480,150	797,363
Series 2010-17 Class DI, 4.5% 6/25/21 (g)	677,055	41,751
Series 2010-23:
Class AI, 5% 12/25/18 (g)	1,164,491	67,286
Class HI, 4.5% 10/25/18 (g)	762,079	41,024
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	2,453,861	122,723
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	2,138,808	155,637
Series 2011-39 Class ZA, 6% 11/25/32	3,611,232	4,037,206
Series 2011-67 Class AI, 4% 7/25/26 (g)	1,691,476	202,788
Series 2011-83 Class DI, 6% 9/25/26 (g)	2,811,540	394,626
Series 2013-N1 Class A, 6.549% 6/25/35 (f)(g)(i)	4,186,489	771,383
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (g)	427,689	24,804
Class 5, 5.5% 7/25/33 (g)	824,323	146,480
Series 343 Class 16, 5.5% 5/25/34 (g)	662,854	123,852
Series 348 Class 14, 6.5% 8/25/34 (f)(g)	467,469	92,791
Series 351:
Class 12, 5.5% 4/25/34 (f)(g)	321,700	63,542
Class 13, 6% 3/25/34 (g)	432,151	89,705
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 359 Class 19, 6% 7/25/35 (f)(g)	$ 311,730	$ 66,198
Series 384 Class 6, 5% 7/25/37 (g)	4,043,765	617,920
Freddie Mac:
floater:
Series 2412 Class FK, 0.972% 1/15/32 (f)	69,905	70,978
Series 2423 Class FA, 1.072% 3/15/32 (f)	100,088	102,063
Series 2424 Class FM, 1.172% 3/15/32 (f)	125,893	128,848
Series 2432:
Class FE, 1.072% 6/15/31 (f)	174,549	178,075
Class FG, 1.072% 3/15/32 (f)	60,466	61,637
Series 3346 Class FA, 0.402% 2/15/19 (f)	602,105	602,865
Series 3830 Class FD, 0.532% 3/15/41 (f)	9,689,154	9,747,744
floater planned amortization class Series 3153 Class FX, 0.522% 5/15/36 (f)	3,681,016	3,696,335
floater target amortization class Series 3366 Class FD, 0.422% 5/15/37 (f)	4,369,779	4,367,130
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (h)	2,682,776	2,499,685
Series 2095 Class PE, 6% 11/15/28	1,557,603	1,723,079
Series 2101 Class PD, 6% 11/15/28	141,328	155,619
Series 2121 Class MG, 6% 2/15/29	643,900	710,065
Series 2131 Class BG, 6% 3/15/29	4,316,372	4,771,968
Series 2137 Class PG, 6% 3/15/29	683,995	754,706
Series 2154 Class PT, 6% 5/15/29	1,035,493	1,141,374
Series 2162 Class PH, 6% 6/15/29	269,879	296,654
Series 2356 Class GD, 6% 9/15/16	80,718	83,359
Series 2363 Class PF, 6% 9/15/16	85,035	87,367
Series 2425 Class JH, 6% 3/15/17	243,566	253,719
Series 2520 Class BE, 6% 11/15/32	1,432,267	1,580,923
Series 2585 Class KS, 7.428% 3/15/23 (f)(g)(i)	105,505	16,424
Series 2693 Class MD, 5.5% 10/15/33	3,940,158	4,439,966
Series 2802 Class OB, 6% 5/15/34	3,075,128	3,431,566
Series 2937 Class KC, 4.5% 2/15/20	4,216,379	4,438,231
Series 2962 Class BE, 4.5% 4/15/20	4,127,905	4,373,524
Series 3002 Class NE, 5% 7/15/35	3,902,144	4,325,151
Series 3110 Class OP, 9/15/35 (h)	1,941,293	1,870,467
Series 3119 Class PO, 2/15/36 (h)	2,918,565	2,547,926
Series 3121 Class KO, 3/15/36 (h)	633,615	555,591
Series 3123 Class LO, 3/15/36 (h)	1,790,077	1,563,270
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3145 Class GO, 4/15/36 (h)	$ 1,690,227	$ 1,584,288
Series 3189 Class PD, 6% 7/15/36	3,350,381	3,840,937
Series 3225 Class EO, 10/15/36 (h)	1,120,687	982,380
Series 3258 Class PM, 5.5% 12/15/36	1,734,281	1,952,870
Series 3415 Class PC, 5% 12/15/37	1,648,987	1,777,293
Series 3786 Class HI, 4% 3/15/38 (g)	4,744,942	602,583
Series 3806 Class UP, 4.5% 2/15/41	8,935,685	9,702,470
Series 3832 Class PE, 5% 3/15/41	5,254,507	6,065,790
sequential payer:
Series 2135 Class JE, 6% 3/15/29	298,391	328,865
Series 2274 Class ZM, 6.5% 1/15/31	319,567	368,762
Series 2281 Class ZB, 6% 3/15/30	823,717	904,357
Series 2303 Class ZV, 6% 4/15/31	355,214	392,811
Series 2357 Class ZB, 6.5% 9/15/31	2,470,082	2,882,576
Series 2502 Class ZC, 6% 9/15/32	754,249	836,470
Series 2519 Class ZD, 5.5% 11/15/32	1,398,651	1,527,224
Series 2546 Class MJ, 5.5% 3/15/23	648,969	697,694
Series 2601 Class TB, 5.5% 4/15/23	300,707	335,281
Series 2998 Class LY, 5.5% 7/15/25	809,836	892,062
Series 4302 Class DA, 3% 7/15/39	45,444,151	46,907,953
Series 06-3115 Class SM, 6.428% 2/15/36 (f)(g)(i)	1,183,458	187,480
Series 2013-4281 Class AI, 4% 12/15/28 (g)	18,718,115	2,106,290
Series 2844:
Class SC, 45.682% 8/15/24 (f)(i)	40,618	71,758
Class SD, 84.214% 8/15/24 (f)(i)	59,757	146,113
Series 2935 Class ZK, 5.5% 2/15/35	10,197,050	11,704,795
Series 2947 Class XZ, 6% 3/15/35	3,929,585	4,444,493
Series 3055 Class CS, 6.418% 10/15/35 (f)(g)	1,705,137	204,570
Series 3244 Class SG, 6.488% 11/15/36 (f)(g)(i)	3,766,406	693,588
Series 3274 Class SM, 6.258% 2/15/37 (f)(g)	1,994,783	254,189
Series 3284 Class CI, 5.948% 3/15/37 (f)(g)	9,069,405	1,653,100
Series 3287 Class SD, 6.578% 3/15/37 (f)(g)(i)	5,941,585	1,355,087
Series 3297 Class BI, 6.588% 4/15/37 (f)(g)(i)	8,390,981	1,648,954
Series 3336 Class LI, 6.408% 6/15/37 (f)(g)	3,187,032	441,493
Series 3772 Class BI, 4.5% 10/15/18 (g)	2,822,818	154,784
Series 3949 Class MK, 4.5% 10/15/34	3,028,309	3,287,004
Series 4181 Class LA, 3% 3/15/37	8,130,691	8,422,939
target amortization class Series 2156 Class TC, 6.25% 5/15/29	904,918	998,638
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.072% 2/15/24 (f)	$ 350,068	$ 354,684
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	687,114	757,768
Series 2056 Class Z, 6% 5/15/28	1,199,929	1,323,617
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.518% 6/16/37 (f)(g)(i)	1,634,384	277,135
Series 2010-H03 Class FA, 0.7188% 3/20/60 (f)(j)	16,677,005	16,720,582
Series 2010-H17 Class FA, 0.4988% 7/20/60 (f)(j)	1,850,665	1,842,049
Series 2010-H18 Class AF, 0.4583% 9/20/60 (f)(j)	2,139,742	2,126,512
Series 2010-H19 Class FG, 0.4583% 8/20/60 (f)(j)	2,675,881	2,659,633
Series 2010-H27 Series FA, 0.5383% 12/20/60 (f)(j)	4,380,031	4,367,123
Series 2011-H05 Class FA, 0.6583% 12/20/60 (f)(j)	7,118,102	7,130,915
Series 2011-H07 Class FA, 0.6675% 2/20/61 (f)(j)	13,153,856	13,175,520
Series 2011-H12 Class FA, 0.6575% 2/20/61 (f)(j)	17,958,099	17,981,804
Series 2011-H13 Class FA, 0.6583% 4/20/61 (f)(j)	6,879,270	6,891,515
Series 2011-H14:
Class FB, 0.6583% 5/20/61 (f)(j)	9,133,357	9,152,153
Class FC, 0.6583% 5/20/61 (f)(j)	7,312,836	7,326,788
Series 2011-H17 Class FA, 0.6883% 6/20/61 (f)(j)	9,648,571	9,674,989
Series 2011-H21 Class FA, 0.7583% 10/20/61 (f)(j)	10,708,198	10,767,907
Series 2012-6 Class FG, 0.572% 4/16/40 (f)	6,476,377	6,512,001
Series 2012-H01 Class FA, 0.8583% 11/20/61 (f)(j)	9,001,322	9,090,273
Series 2012-H03 Class FA, 0.8583% 1/20/62 (f)(j)	5,653,486	5,709,151
Series 2012-H06 Class FA, 0.7883% 1/20/62 (f)(j)	8,711,093	8,771,609
Series 2012-H07 Class FA, 0.7883% 3/20/62 (f)(j)	5,295,636	5,342,248
Series 2012-H23 Class WA, 0.6783% 10/20/62 (f)(j)	1,428,977	1,430,155
Series 2012-H26, Class CA, 0.6883% 7/20/60 (f)(j)	19,795,140	19,816,242
Series 2013-H07 Class BA, 0.5183% 3/20/63 (f)(j)	1,646,101	1,635,449
Series 2014-H03 Class FA, 0.7675% 1/20/64 (f)(j)	8,239,914	8,274,522
Series 2014-H05 Class FB, 0.7675% 12/20/63 (f)(j)	19,756,917	19,848,234
Series 2014-H11 Class BA, 0.6675% 6/20/64 (f)(j)	6,985,814	6,985,577
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	$ 1,432,414	$ 1,632,710
Series 1997-8 Class PE, 7.5% 5/16/27	576,780	683,118
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	3,672,145	538,505
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	5,820,420	6,544,393
Series 2004-32 Class GS, 6.328% 5/16/34 (f)(g)(i)	844,693	178,841
Series 2004-73 Class AL, 7.0318% 8/17/34 (f)(g)(i)	999,627	222,449
Series 2007-35 Class SC, 39.168% 6/16/37 (f)(i)	72,672	144,383
Series 2010-H10 Class FA, 0.4988% 5/20/60 (f)(j)	5,643,597	5,615,819
Series 2012-76 Class GS, 6.528% 6/16/42 (f)(g)(i)	3,500,692	492,418
Series 2012-97 Class JS, 6.078% 8/16/42 (f)(g)(i)	11,124,418	1,958,752
Series 2013-124:
Class ES, 8.4427% 4/20/39 (f)(i)	8,466,918	9,706,143
Class ST, 8.576% 8/20/39 (f)(i)	15,905,101	18,859,947
TOTAL U.S. GOVERNMENT AGENCY		509,936,583
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $511,054,279)		536,734,068
Commercial Mortgage Securities - 7.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (f)(g)	487,350	8,551
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.711% 5/10/45 (f)	207,283	208,359
Series 2006-3 Class A4, 5.889% 7/10/44	22,054,640	23,075,395
Series 2006-5 Class A2, 5.317% 9/10/47	2,854,197	2,852,270
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,515,085
Series 2005-3 Class A3B, 5.09% 7/10/43 (f)	5,387,000	5,412,577
Series 2006-6 Class E, 5.619% 10/10/45 (b)	1,002,000	138,256
Series 2007-3:
Class A3, 5.5907% 6/10/49 (f)	2,060,379	2,065,880
Class A4, 5.5907% 6/10/49 (f)	3,615,000	3,861,641
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	18,265,600	19,480,555
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (b)(f)	$ 20,266	$ 18,287
Series 2005-4A:
Class A2, 0.561% 1/25/36 (b)(f)	687,667	610,769
Class B1, 1.571% 1/25/36 (b)(f)	19,267	8,926
Class M1, 0.621% 1/25/36 (b)(f)	221,742	174,703
Class M2, 0.641% 1/25/36 (b)(f)	44,883	34,855
Class M3, 0.671% 1/25/36 (b)(f)	97,246	72,534
Class M4, 0.781% 1/25/36 (b)(f)	36,334	26,467
Class M5, 0.821% 1/25/36 (b)(f)	36,334	25,441
Class M6, 0.871% 1/25/36 (b)(f)	38,471	25,517
Series 2006-3A Class M4, 0.601% 10/25/36 (b)(f)	27,107	3,225
Series 2007-1 Class A2, 0.441% 3/25/37 (b)(f)	484,152	415,947
Series 2007-2A:
Class A1, 0.441% 7/25/37 (b)(f)	1,058,179	892,199
Class A2, 0.491% 7/25/37 (b)(f)	991,352	795,606
Class M1, 0.541% 7/25/37 (b)(f)	303,757	105,410
Class M2, 0.581% 7/25/37 (b)(f)	158,506	31,583
Class M3, 0.661% 7/25/37 (b)(f)	120,982	9,076
Series 2007-3:
Class A2, 0.461% 7/25/37 (b)(f)	439,489	367,369
Class M1, 0.481% 7/25/37 (b)(f)	174,761	134,818
Class M2, 0.511% 7/25/37 (b)(f)	186,305	119,640
Class M3, 0.541% 7/25/37 (b)(f)	300,557	127,743
Class M4, 0.671% 7/25/37 (b)(f)	527,467	161,153
Class M5, 0.771% 7/25/37 (b)(f)	221,992	36,973
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (b)(f)	158,380	29,950
Class M2, 1.2183% 9/25/37 (b)(f)	45,509	7,177
Series 2006-3A, Class IO, 0% 10/25/36 (b)(f)(g)	11,543,818	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(f)(g)	4,905,249	103,904
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-PW15 Class A4, 5.331% 2/11/44	8,650,655	9,196,589
Series 2007-PW16 Class A4, 5.7072% 6/11/40 (f)	2,484,000	2,669,744
Series 2007-PW18 Class A4, 5.7% 6/11/50	20,000,000	21,641,561
Series 2006-T22 Class A4, 5.5714% 4/12/38 (f)	199,339	205,415
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (b)(f)(g)	79,824,056	267,251
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T28 Class X2, 0.1365% 9/11/42 (b)(f)(g)	$ 49,715,730	$ 67,763
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (b)(f)	294,135	279,571
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1665% 12/15/27 (b)(f)	10,251,000	10,261,364
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	157,652	158,770
Class A4, 5.322% 12/11/49	123,188,500	129,876,896
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,937,000	1,882,675
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (b)(f)	103,547	103,570
sequential payer Series 2006-C7 Class A1A, 5.7449% 6/10/46 (f)	51,360,056	53,627,705
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	26,136	26,027
Series 2007-C3 Class A4, 5.6983% 6/15/39 (f)	30,962,737	33,113,781
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	19,378,000	20,855,456
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (b)(f)	1,186,806	1,181,866
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(f)(g)	4,481	0
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (b)(f)	2,651,000	288,164
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (f)	3,691,333	3,694,578
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	51,805,435	54,178,497
Series K034 Class A2, 3.531% 7/25/23	25,768,438	27,881,270
Series K042 Class A1, 2.267% 6/25/24	17,454,411	17,514,223
Series K716 Class A2, 3.13% 6/25/21	7,704,556	8,124,909
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)	25,600,000	25,925,747
Class CFX, 3.3822% 12/15/19 (b)	21,481,000	21,379,096
Class DFX, 3.3822% 12/15/19 (b)	18,206,000	17,784,852
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 61,848,705	$ 65,526,353
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	30,095,000	31,900,188
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (f)	13,430,973	13,957,991
GS Mortgage Securities Corp. Trust:
Series 2013-C, 2.974% 1/10/30 (b)	6,810,000	6,911,407
Series 2013-XA1, 1.331% 1/10/30 (b)(f)(g)	123,825,712	4,302,436
Series 2013-XB1, 0.6525% 1/10/30 (b)(f)(g)	120,531,000	2,124,130
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	5,783,522	6,091,096
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	5,290,000	5,370,379
Class DFX, 4.4065% 11/5/30 (b)	47,644,000	48,521,031
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.453% 11/15/18 (b)(f)	126,953	125,658
Class F, 0.503% 11/15/18 (b)(f)	320,945	312,018
Class G, 0.533% 11/15/18 (b)(f)	279,111	269,297
Class H, 0.673% 11/15/18 (b)(f)	214,234	205,384
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	37,798,986	39,852,341
Series 2006-CB17 Class A4, 5.429% 12/12/43	17,908,040	18,806,056
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	65,375,118	68,303,269
Series 2007-CB18 Class A4, 5.44% 6/12/47	15,127,884	16,012,911
Series 2007-CB19 Class A4, 5.6985% 2/12/49 (f)	47,976,000	51,482,782
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (f)	109,185,368	116,883,046
Series 2007-LDPX Class A3, 5.42% 1/15/49	25,955,853	27,586,556
Series 2006-LDP7 Class A4, 5.8754% 4/15/45 (f)	28,290,000	29,396,790
Series 2007-CB20 Class A1A, 5.746% 2/12/51	78,358,400	85,433,928
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (f)	103,676	2,508
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (f)	1,403,000	1,516,416
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	820,801
Series 2006-C7 Class A2, 5.3% 11/15/38	894,941	905,449
Series 2007-C1 Class A4, 5.424% 2/15/40	43,822,629	46,589,678
Series 2007-C2 Class A3, 5.43% 2/15/40	3,794,750	4,038,194
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	3,670,538	3,858,833
Series 2007-C7 Class A3, 5.866% 9/15/45	48,927,888	53,556,368
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4198% 1/12/44 (b)(f)	$ 1,509,000	$ 1,472,841
Series 2007-C1:
Class A3, 5.837% 6/12/50 (f)	2,071,653	2,073,722
Class A4, 5.837% 6/12/50 (f)	54,971,000	59,232,627
Series 2008-C1 Class A4, 5.69% 2/12/51	2,717,357	2,952,268
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (f)	2,951,681	3,105,336
Class ASB, 5.133% 12/12/49 (f)	382,065	388,151
Series 2007-5 Class A4, 5.378% 8/12/48	45,865,743	48,549,255
Series 2007-6:
Class A2, 5.331% 3/12/51	7,600,150	7,689,786
Class A4, 5.485% 3/12/51 (f)	24,350,000	26,059,200
Series 2007-7 Class A4, 5.7473% 6/12/50 (f)	6,069,000	6,532,799
Series 2007-9:
Class A4, 5.7% 9/12/49	185,000	198,687
Class ASB, 5.644% 9/12/49	5,732,907	5,733,853
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,734,000	539,602
Series 2007-7 Class B, 5.7473% 6/12/50 (f)	1,295,000	52,704
Series 2007-8 Class A3, 5.8862% 8/12/49 (f)	1,496,000	1,624,822
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (b)(f)	291,739	259,852
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (b)(f)	44,958	44,734
Class D, 0.357% 10/15/20 (b)(f)	4,105,000	4,080,239
Class E, 0.417% 10/15/20 (b)(f)	8,181,000	8,108,745
Class F, 0.467% 10/15/20 (b)(f)	9,173,000	9,087,398
Class G, 0.507% 10/15/20 (b)(f)	505,000	498,772
Class H, 0.597% 10/15/20 (b)(f)	318,000	307,718
Class J, 0.747% 10/15/20 (b)(f)	183,596	168,481
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	1,361,460	1,363,915
Series 2006-IQ11 Class A4, 5.6614% 10/15/42 (f)	424,430	433,384
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	2,601,000	2,787,377
Class AAB, 5.654% 4/15/49	2,209,300	2,258,378
Class B, 5.7403% 4/15/49 (f)	426,000	36,660
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	836,615	873,091
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	$ 232,136	$ 77,018
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (b)(f)	147,023	144,880
Class J, 0.773% 9/15/21 (b)(f)	323,000	306,577
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (b)(f)	3,844,000	3,683,640
Class LXR1, 0.873% 6/15/20 (b)(f)	212,275	205,861
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	21,568,958	22,855,805
Series 2007-C30 Class A5, 5.342% 12/15/43	80,574,818	85,806,501
Series 2007-C31 Class A4, 5.509% 4/15/47	82,313,867	86,544,471
Series 2007-C32 Class A3, 5.7206% 6/15/49 (f)	69,892,000	74,783,168
Series 2007-C33:
Class A4, 5.9428% 2/15/51 (f)	74,619,964	79,556,970
Class A5, 5.9428% 2/15/51 (f)	12,818,000	13,967,480
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,745,261
Series 2005-C22:
Class B, 5.3597% 12/15/44 (f)	3,845,000	3,806,965
Class F, 5.3597% 12/15/44 (b)(f)	2,892,000	729,388
Series 2006-C27 Class A1A, 5.749% 7/15/45 (f)	54,356,406	57,086,403
Series 2007-C31 Class C, 5.6742% 4/15/47 (f)	4,147,000	4,079,035
Series 2007-C31A Class A2, 5.421% 4/15/47	1,365,990	1,364,927
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,853,766,634)		1,911,067,222
Municipal Securities - 2.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (f)	5,700,000	5,742,294
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	6,942,776
7.3% 10/1/39	39,940,000	60,209,550
7.5% 4/1/34	18,570,000	28,165,305
7.6% 11/1/40	39,105,000	63,008,713
7.625% 3/1/40	9,470,000	14,977,752
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,476,440
Municipal Securities - continued
	Principal Amount	Value
Chicago Gen. Oblig.: - continued
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	$ 28,545,000	$ 34,588,547
Series 2012 B, 5.432% 1/1/42	7,305,000	6,798,617
6.314% 1/1/44	33,980,000	35,535,265
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,445,000	2,545,612
5.1% 6/1/33	126,140,000	127,303,011
Series 2010-1, 6.63% 2/1/35	21,560,000	24,295,102
Series 2010-3:
5.547% 4/1/19	655,000	713,092
6.725% 4/1/35	31,715,000	36,002,551
7.35% 7/1/35	14,750,000	17,599,848
Series 2011:
4.961% 3/1/16	2,090,000	2,164,488
5.365% 3/1/17	770,000	827,789
5.665% 3/1/18	22,855,000	24,923,378
5.877% 3/1/19	65,340,000	72,393,453
Series 2013:
2.69% 12/1/17	6,955,000	7,075,182
3.14% 12/1/18	7,215,000	7,281,667
TOTAL MUNICIPAL SECURITIES (Cost $543,084,227)		584,570,432
Foreign Government and Government Agency Obligations - 0.4%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (b)	28,250,000	28,426,563
Brazilian Federative Republic:
4.25% 1/7/25	26,790,000	25,852,350
5.625% 1/7/41	27,107,000	27,107,000
United Mexican States 4.75% 3/8/44	26,992,000	28,742,755
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $110,439,499)		110,128,668
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $34,381,280)	34,467,000	35,206,627
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a) (Cost $431,617,139)	431,617,139	$ 431,617,139
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $25,417,982,799)		26,298,555,379
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(296,878,357)
NET ASSETS - 100%		$ 26,001,677,022
TBA Sale Commitments
	Principal Amount
Fannie Mae
2.5% 3/1/30	$ (16,600,000)	(17,004,623)
3% 3/1/30	(5,600,000)	(5,863,375)
3% 3/1/30	(5,600,000)	(5,863,375)
3% 3/1/45	(8,100,000)	(8,251,876)
TOTAL FANNIE MAE		(36,983,249)
Ginnie Mae
3% 3/1/45	(3,300,000)	(3,386,883)
3% 3/1/45	(3,800,000)	(3,900,047)
3% 3/1/45	(3,800,000)	(3,900,047)
3.5% 3/1/45	(47,900,000)	(50,238,865)
4% 3/1/45	(12,100,000)	(12,868,539)
4% 3/1/45	(12,100,000)	(12,868,539)
4% 3/1/45	(22,200,000)	(23,610,046)
TOTAL GINNIE MAE		(110,772,966)
TOTAL TBA SALE COMMITMENTS (Proceeds $147,567,051)		$ (147,756,215)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/ (Depreciation)
CME	Mar. 2025	$ 72,800,000	3-month LIBOR	3%	$ (385,109)	$ 0	$ (385,109)
CME	Mar. 2045	44,100,000	3-month LIBOR	3.5%	(2,683,654)	0	(2,683,654)
TOTAL INTEREST RATE SWAPS					$ (3,068,763)	$ 0	$ (3,068,763)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,346,546,770 or 5.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $9,336,813.

(e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $151,097.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 496,706
Fidelity Mortgage Backed Securities Central Fund	9,430,603
Total	$ 9,927,309
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 4,712,836,075	$ 0	$ 4,692,827,748	$ 0	0.0%
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 9,998,358,860	$ -	$ 9,998,358,860	$ -
U.S. Government and Government Agency Obligations	7,369,713,799	-	7,369,713,799	-
U.S. Government Agency - Mortgage Securities	5,137,776,516	-	5,137,776,516	-
Asset-Backed Securities	183,382,048	-	182,106,362	1,275,686
Collateralized Mortgage Obligations	536,734,068	-	536,734,068	-
Commercial Mortgage Securities	1,911,067,222	-	1,909,787,748	1,279,474
Municipal Securities	584,570,432	-	584,570,432	-
Foreign Government and Government Agency Obligations	110,128,668	-	110,128,668	-
Bank Notes	35,206,627	-	35,206,627	-
Money Market Funds	431,617,139	431,617,139	-	-
Total Investments in Securities:	$ 26,298,555,379	$ 431,617,139	$ 25,864,383,080	$ 2,555,160
Derivative Instruments:
Liabilities
Swaps	$ (3,068,763)	$ -	$ (3,068,763)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (147,756,215)	$ -	$ (147,756,215)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swaps (a)	$ -	$ (3,068,763)
Total Value of Derivatives	$ -	$ (3,068,763)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $24,986,365,660)	$ 25,866,938,240
Fidelity Central Funds (cost $431,617,139)	431,617,139
Total Investments (cost $25,417,982,799)		$ 26,298,555,379
Receivable for investments sold		27,498,256
Receivable for TBA sale commitments		147,567,051
Receivable for fund shares sold		515,734,334
Interest receivable		155,124,231
Distributions receivable from Fidelity Central Funds		57,105
Total assets		27,144,536,356

Liabilities
Payable to custodian bank	$ 5
Payable for investments purchased Regular delivery	314,591,349
Delayed delivery	639,960,158
TBA sale commitments, at value	147,756,215
Payable for fund shares redeemed	31,735,103
Accrued management fee	7,433,075
Payable for daily variation margin for derivative instruments	290,365
Other affiliated payables	1,043,650
Other payables and accrued expenses	49,414
Total liabilities		1,142,859,334

Net Assets		$ 26,001,677,022
Net Assets consist of:
Paid in capital		$ 25,006,616,996
Undistributed net investment income		76,837,947
Accumulated undistributed net realized gain (loss) on investments		40,907,426
Net unrealized appreciation (depreciation) on investments		877,314,653
Net Assets		$ 26,001,677,022

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2015 (Unaudited)

Series Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($13,348,915,313 ÷ 1,156,567,625 shares)	$ 11.54

Class F: Net Asset Value, offering price and redemption price per share ($12,652,761,709 ÷ 1,095,824,897 shares)	$ 11.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 368,209,916
Income from Fidelity Central Funds		9,927,309
Total income		378,137,225

Expenses
Management fee	$ 43,448,494
Transfer agent fees	6,115,378
Independent trustees' compensation	51,972
Miscellaneous	29,433
Total expenses before reductions	49,645,277
Expense reductions	(163)	49,645,114
Net investment income (loss)		328,492,111
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,747,713
Fidelity Central Funds	218,113,280
Swaps	(9,218,029)
Total net realized gain (loss)		315,642,964
Change in net unrealized appreciation (depreciation) on: Investment securities	(125,169,204)
Swaps	(3,068,763)
Delayed delivery commitments	356,164
Total change in net unrealized appreciation (depreciation)		(127,881,803)
Net gain (loss)		187,761,161
Net increase (decrease) in net assets resulting from operations		$ 516,253,272

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 328,492,111	$ 638,067,178
Net realized gain (loss)	315,642,964	66,494,124
Change in net unrealized appreciation (depreciation)	(127,881,803)	796,186,955
Net increase (decrease) in net assets resulting from operations	516,253,272	1,500,748,257
Distributions to shareholders from net investment income	(319,371,471)	(633,386,559)
Distributions to shareholders from net realized gain	(17,441,352)	(16,331,656)
Total distributions	(336,812,823)	(649,718,215)
Share transactions - net increase (decrease)	2,553,428,439	(4,763,323,731)
Total increase (decrease) in net assets	2,732,868,888	(3,912,293,689)

Net Assets
Beginning of period	23,268,808,134	27,181,101,823
End of period (including undistributed net investment income of $76,837,947 and undistributed net investment income of $67,717,307, respectively)	$ 26,001,677,022	$ 23,268,808,134

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Investment Grade Bond

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 11.07	$ 12.05	$ 11.83	$ 11.94	$ 11.29
Income from Investment Operations
Net investment income (loss) D	.149	.298	.240	.321	.374	.432
Net realized and unrealized gain (loss)	.074	.406	(.542)	.464	.206	.765
Total from investment operations	.223	.704	(.302)	.785	.580	1.197
Distributions from net investment income	(.145)	(.296)	(.229)	(.345)	(.357)	(.422)
Distributions from net realized gain	(.008)	(.008)	(.449)	(.220)	(.333)	(.125)
Total distributions	(.153)	(.304)	(.678)	(.565)	(.690)	(.547)
Net asset value, end of period	$ 11.54	$ 11.47	$ 11.07	$ 12.05	$ 11.83	$ 11.94
Total ReturnB, C	1.96%	6.44%	(2.67)%	6.87%	5.11%	10.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%A	.45%	.46%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.62%A	2.64%	2.09%	2.72%	3.23%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,348,915	$ 12,027,554	$ 14,142,872	$ 14,011,346	$ 15,646,684	$ 14,060,678
Portfolio turnover rateF	155% A, I	105%	215%	158%	213% H	109% H

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. IPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 11.08	$ 12.05	$ 11.84	$ 11.95	$ 11.30
Income from Investment Operations
Net investment income (loss) D	.155	.309	.251	.332	.385	.442
Net realized and unrealized gain (loss)	.083	.397	(.532)	.455	.207	.767
Total from investment operations	.238	.706	(.281)	.787	.592	1.209
Distributions from net investment income	(.150)	(.308)	(.240)	(.357)	(.369)	(.434)
Distributions from net realized gain	(.008)	(.008)	(.449)	(.220)	(.333)	(.125)
Total distributions	(.158)	(.316)	(.689)	(.577)	(.702)	(.559)
Net asset value, end of period	$ 11.55	$ 11.47	$ 11.08	$ 12.05	$ 11.84	$ 11.95
Total ReturnB, C	2.09%	6.45%	(2.49)%	6.89%	5.22%	11.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	2.72%A	2.74%	2.18%	2.82%	3.33%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,652,762	$ 11,241,255	$ 13,038,230	$ 10,103,504	$ 5,931,766	$ 2,207,408
Portfolio turnover rateF	155% A, I	105%	215%	158%	213% H	109% H

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. IPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

1. Organization.

Fidelity® Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder

Semiannual Report

2. Investments in Fidelity Central Funds - continued

report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The

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3. Significant Accounting Policies - continued

Investment Valuation - continued

frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,052,127,512
Gross unrealized depreciation	(119,707,929)
Net unrealized appreciation (depreciation) on securities	$ 932,419,583

Tax cost	$ 25,366,135,796

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

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Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (64,834,791)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally,

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To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy

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Risk Exposures and the Use of Derivative Instruments - continued

involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Swaps	$ (9,218,029)	$ (3,068,763)
Totals (a)	$ (9,218,029)	$ (3,068,763)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Swaps - continued

clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $2,294,724,152 and $5,060,550,932, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Series Investment Grade Bond	$ 6,115,378.10

* Annualized

Exchanges In-Kind. During the period, the Fund redeemed in-kind all of its shares of Fidelity Mortgage Backed Securities Central Fund in exchange for cash and investments, including accrued interest totaling $4,692,827,748. Net realized gain of $218,113,280 on the redemptions of the Fidelity Mortgage Backed Securities Central Fund shares is included in the accompanying Statement of Operations as "Net realized gain (loss) on Fidelity Central Funds." The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16,396 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $978,331.

9. Expense Reductions.

Through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $163.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Series Investment Grade Bond	$ 161,737,075	$ 324,628,573
Class F	157,634,396	308,757,986
Total	$ 319,371,471	$ 633,386,559
From net realized gain
Series Investment Grade Bond	$ 8,983,110	$ 8,595,685
Class F	8,458,242	7,735,971
Total	$ 17,441,352	$ 16,331,656

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11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Series Investment Grade Bond
Shares sold	177,657,395	215,890,285	$ 2,030,261,692	$ 2,424,521,970
Reinvestment of distributions	14,860,645	29,453,749	170,720,185	332,666,511
Shares redeemed	(85,010,056)	(473,777,543)	(972,921,362)	(5,314,846,794)
Net increase (decrease)	107,507,984	(228,433,509)	$ 1,228,060,515	$ (2,557,658,313)
Class F
Shares sold	189,797,119	225,811,512	$ 2,171,967,116	$ 2,541,658,728
Reinvestment of distributions	14,453,524	27,963,644	166,092,638	316,022,407
Shares redeemed	(88,512,749)	(450,946,377)	(1,012,691,830)	(5,063,346,553)
Net increase (decrease)	115,737,894	(197,171,221)	$ 1,325,367,924	$ (2,205,665,418)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

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Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Fidelity Series Investment Grade Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board further considered that FMR contractually agreed to reimburse the retail class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.45%.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LIG-SANN-0415
1.873110.106

Fidelity®

Short-Term Bond

Fund

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,004.50	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,005.00	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 30.8%	U.S. Government and U.S. Government Agency Obligations 31.6%
AAA 22.1%	AAA 23.0%
AA 4.7%	AA 7.1%
A 19.6%	A 16.5%
BBB 20.4%	BBB 20.1%
BB and Below 1.4%	BB and Below 0.6%
Not Rated 0.6%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	2.2	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	1.9	1.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Corporate Bonds 44.1%		Corporate Bonds 41.3%
	U.S. Government and U.S. Government Agency Obligations 30.8%		U.S. Government and U.S. Government Agency Obligations 31.6%
	Asset-Backed Securities 13.9%		Asset-Backed Securities 14.5%
	CMOs and Other Mortgage Related Securities 10.5%		CMOs and Other Mortgage Related Securities 10.7%
	Municipal Bonds 0.2%		Municipal Bonds 0.6%
	Other Investments 0.1%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	14.3%	** Foreign investments	13.4%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†

†Amount represents less than 0.1%

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 1.0%
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	$ 10,000	$ 10,046
1.375% 8/1/17 (b)	16,985	16,998
1.45% 8/1/16 (b)	5,906	5,946
1.65% 3/2/18 (b)	10,000	10,040
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (b)	15,700	15,681
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	9,139	9,181
2.375% 3/22/17 (b)	8,440	8,632
		76,524
Media - 1.2%
COX Communications, Inc. 6.25% 6/1/18 (b)	2,012	2,269
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	15,000	15,270
NBCUniversal Enterprise, Inc. 0.7903% 4/15/16 (b)(d)	20,000	20,064
Thomson Reuters Corp. 0.875% 5/23/16	4,387	4,380
Time Warner Cable, Inc. 5.85% 5/1/17	17,860	19,469
Time Warner, Inc. 3.15% 7/15/15	11,388	11,493
Viacom, Inc. 2.2% 4/1/19	10,000	9,952
Walt Disney Co. 1.1% 12/1/17	7,616	7,615
		90,512
TOTAL CONSUMER DISCRETIONARY		167,036
CONSUMER STAPLES - 1.8%
Beverages - 0.4%
FBG Finance Ltd. 5.125% 6/15/15 (b)	6,866	6,956
Heineken NV 1.4% 10/1/17 (b)	4,476	4,487
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	18,776	19,205
		30,648
Food & Staples Retailing - 0.1%
Walgreen Co. 1.8% 9/15/17	5,572	5,630
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	1,925	1,944
		7,574
Food Products - 0.7%
ConAgra Foods, Inc. 1.3% 1/25/16	24,834	24,910
General Mills, Inc.:
0.875% 1/29/16	7,655	7,675
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
General Mills, Inc.: - continued
1.4% 10/20/17	$ 10,350	$ 10,348
Tyson Foods, Inc. 2.65% 8/15/19	8,110	8,277
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	5,283	5,300
		56,510
Tobacco - 0.6%
Altria Group, Inc. 4.125% 9/11/15	19,900	20,262
Reynolds American, Inc.:
1.05% 10/30/15	9,807	9,815
6.75% 6/15/17	11,767	13,077
		43,154
TOTAL CONSUMER STAPLES		137,886
ENERGY - 3.4%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16	4,533	4,544
Petrofac Ltd. 3.4% 10/10/18 (b)	15,515	15,161
		19,705
Oil, Gas & Consumable Fuels - 3.1%
BG Energy Capital PLC 2.875% 10/15/16 (b)	8,959	9,193
BP Capital Markets PLC:
1.375% 5/10/18	9,010	8,942
1.846% 5/5/17	10,000	10,132
2.248% 11/1/16	9,110	9,300
Canadian Natural Resources Ltd. 1.75% 1/15/18	3,070	3,039
DCP Midstream Operating LP 2.7% 4/1/19	782	739
Enbridge, Inc.:
0.6836% 6/2/17 (d)	13,998	13,773
0.9052% 10/1/16 (d)	18,000	17,921
Enterprise Products Operating LP:
1.25% 8/13/15	6,656	6,669
2.55% 10/15/19	1,565	1,582
Kinder Morgan, Inc.:
2% 12/1/17	2,732	2,739
3.05% 12/1/19	5,271	5,320
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,156
Petro-Canada 6.05% 5/15/18	10,000	11,244
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV:
2% 5/20/16	$ 23,350	$ 22,265
3.25% 3/17/17	10,000	9,316
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	8,216	8,074
Petroleos Mexicanos 3.125% 1/23/19	1,329	1,359
Phillips 66 Co. 2.95% 5/1/17	4,000	4,142
Schlumberger Investment SA 1.25% 8/1/17 (b)	13,136	13,131
Southwestern Energy Co. 3.3% 1/23/18	2,885	2,925
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,218
Total Capital International SA 1% 1/10/17	25,050	25,065
TransCanada PipeLines Ltd.:
0.9366% 6/30/16 (d)	20,300	20,367
1.875% 1/12/18	15,590	15,704
		239,315
TOTAL ENERGY		259,020
FINANCIALS - 26.6%
Banks - 16.9%
ABN AMRO Bank NV 1.0561% 10/28/16 (b)(d)	15,000	15,101
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	18,000	18,067
1.25% 1/10/17	12,350	12,382
1.875% 10/6/17	5,000	5,028
Bank of America Corp.:
1.25% 1/11/16	18,223	18,271
2% 1/11/18	8,915	8,970
2.6% 1/15/19	10,814	10,984
3.7% 9/1/15	20,610	20,904
3.875% 3/22/17	15,000	15,736
Bank of America NA:
1.25% 2/14/17	16,020	16,024
5.3% 3/15/17	1,941	2,083
Bank of Nova Scotia:
1.375% 7/15/16	21,990	22,207
1.375% 12/18/17	8,336	8,322
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (b)	18,000	18,052
1.45% 9/8/17 (b)	15,000	14,906
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of Tokyo-Mitsubishi UFJ Ltd.: - continued
1.55% 9/9/16 (b)	$ 10,020	$ 10,073
1.7% 3/5/18 (b)	25,000	24,982
Barclays Bank PLC:
2.5% 2/20/19	12,950	13,206
5% 9/22/16	15,000	15,896
BB&T Corp. 3.2% 3/15/16	5,000	5,117
BNP Paribas 2.375% 9/14/17	18,330	18,682
BPCE SA 1.625% 2/10/17	10,000	10,056
Branch Banking & Trust Co. 1.45% 10/3/16	20,000	20,174
Capital One Bank NA:
0.7581% 2/13/17 (d)	10,000	10,000
1.15% 11/21/16	5,965	5,955
1.2% 2/13/17	14,603	14,573
1.3% 6/5/17	13,997	13,899
Capital One NA:
1.5% 9/5/17	10,100	10,103
1.65% 2/5/18	15,000	14,975
Citigroup, Inc.:
0.5056% 6/9/16 (d)	7,000	6,953
1.2161% 7/25/16 (d)	4,070	4,095
1.3% 4/1/16	22,850	22,917
1.3% 11/15/16	13,708	13,686
1.55% 8/14/17	40,000	39,946
1.7% 7/25/16	48,170	48,483
1.85% 11/24/17	10,000	10,017
2.5% 7/29/19	8,000	8,094
3.953% 6/15/16	5,000	5,174
Citizens Bank NA 1.6% 12/4/17	15,000	15,046
Commonwealth Bank of Australia 1.125% 3/13/17	16,060	16,077
Credit Suisse New York Branch:
0.7511% 5/26/17 (d)	10,000	10,000
1.375% 5/26/17	30,800	30,853
1.75% 1/29/18	20,000	20,021
Discover Bank 2% 2/21/18	20,410	20,452
Fifth Third Bancorp:
3.625% 1/25/16	4,799	4,914
4.5% 6/1/18	7,000	7,544
Fifth Third Bank 0.9% 2/26/16	20,630	20,634
HSBC Bank PLC 1.5% 5/15/18 (b)	8,960	8,909
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
HSBC U.S.A., Inc.:
1.5% 11/13/17	$ 8,000	$ 8,010
1.625% 1/16/18	7,507	7,518
1.7% 3/5/18	10,000	9,997
Intesa Sanpaolo SpA:
2.375% 1/13/17	22,145	22,471
3.125% 1/15/16	10,000	10,157
JPMorgan Chase & Co.:
1.35% 2/15/17	56,100	56,233
2.2% 10/22/19	4,788	4,783
2.35% 1/28/19	3,573	3,624
KeyBank NA:
1.65% 2/1/18	5,786	5,800
2.5% 12/15/19	5,742	5,840
La Caisse Centrale 1.75% 1/29/18 (b)	10,000	9,971
Manufacturers & Traders Trust Co. 1.4% 7/25/17	15,700	15,715
Marshall & Ilsley Bank 5% 1/17/17	686	726
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (b)	11,420	11,403
Mizuho Corporate Bank Ltd.:
0.7046% 9/25/17 (b)(d)	15,000	14,969
1.55% 10/17/17 (b)	25,865	25,729
MUFG Americas Holdings Corp. 1.625% 2/9/18	2,232	2,227
MUFG Union Bank NA 1.5% 9/26/16	5,937	5,974
Nordea Bank AB 0.875% 5/13/16 (b)	13,640	13,654
PNC Bank NA:
0.8% 1/28/16	20,150	20,194
1.15% 11/1/16	9,964	10,005
1.5% 2/23/18	10,000	10,020
Regions Bank 7.5% 5/15/18	744	860
Regions Financial Corp. 2% 5/15/18	8,970	8,918
Royal Bank of Canada:
0.85% 3/8/16	10,000	10,028
1.2% 1/23/17	9,971	9,996
1.45% 9/9/16	7,275	7,339
1.5% 1/16/18	17,080	17,136
2.2% 7/27/18	9,000	9,153
Royal Bank of Scotland Group PLC:
1.1966% 3/31/17 (d)	12,705	12,744
2.55% 9/18/15	41,690	42,062
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	$ 20,000	$ 19,983
1.45% 7/19/16	18,050	18,102
1.75% 1/16/18	10,000	10,020
1.8% 7/18/17	13,200	13,259
SunTrust Banks, Inc.:
0.5526% 8/24/15 (d)	3,500	3,498
3.5% 1/20/17	10,203	10,628
5% 9/1/15	7,068	7,209
Union Bank NA 3% 6/6/16	10,000	10,242
Wells Fargo & Co. 1.5% 1/16/18	20,000	20,035
Wells Fargo Bank NA 0.4671% 5/16/16 (d)	11,015	10,996
Westpac Banking Corp.:
1.2% 5/19/17	25,000	25,029
1.5% 12/1/17	15,000	15,058
2% 8/14/17	15,561	15,827
		1,281,685
Capital Markets - 2.7%
Deutsche Bank AG London Branch 1.4% 2/13/17	35,000	35,062
Goldman Sachs Group, Inc.:
0.6971% 3/22/16 (d)	14,000	13,996
1.748% 9/15/17	25,000	24,925
2.375% 1/22/18	17,090	17,402
2.625% 1/31/19	10,000	10,172
JPMorgan Chase & Co. 1.7% 3/1/18	35,000	34,982
Lazard Group LLC 6.85% 6/15/17	1,325	1,475
Morgan Stanley:
1.75% 2/25/16	20,000	20,148
1.875% 1/5/18	10,000	10,042
5.45% 1/9/17	16,000	17,160
UBS AG Stamford Branch 1.375% 8/14/17	15,540	15,536
		200,900
Consumer Finance - 3.4%
American Express Credit Corp.:
1.125% 6/5/17	20,300	20,286
1.3% 7/29/16	9,000	9,047
2.8% 9/19/16	5,476	5,632
American Honda Finance Corp. 1.5% 9/11/17 (b)	5,156	5,195
Capital One Financial Corp. 0.8951% 11/6/15 (d)	8,000	8,019
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services 6.45% 6/12/17	$ 23,863	$ 26,215
Ford Motor Credit Co. LLC:
1.684% 9/8/17	15,220	15,235
1.7% 5/9/16	10,000	10,056
2.145% 1/9/18	10,000	10,113
3% 6/12/17	27,770	28,702
General Electric Capital Corp.:
1.5% 7/12/16	38,455	38,847
2.9% 1/9/17	30,326	31,442
3.35% 10/17/16	26,545	27,611
Hyundai Capital America:
1.45% 2/6/17 (b)	10,369	10,339
1.625% 10/2/15 (b)	9,965	10,011
1.875% 8/9/16 (b)	2,372	2,397
Synchrony Financial 1.875% 8/15/17	1,854	1,856
		261,003
Diversified Financial Services - 0.8%
AIG Global Funding 1.65% 12/15/17 (b)	10,000	10,047
Berkshire Hathaway Finance Corp.:
0.5533% 1/12/18 (d)	10,000	10,011
1.6% 5/15/17	10,000	10,159
Berkshire Hathaway, Inc. 1.55% 2/9/18	8,731	8,821
General Electric Capital Corp. 0.5321% 1/9/17 (d)	15,000	15,019
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	6,180	6,331
		60,388
Insurance - 1.5%
AEGON NV 4.625% 12/1/15	13,580	13,969
American International Group, Inc. 2.3% 7/16/19	18,691	18,914
Aon Corp. 3.5% 9/30/15	6,775	6,884
Assurant, Inc. 2.5% 3/15/18	10,000	10,129
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	9,195	9,397
MetLife, Inc.:
1.756% 12/15/17	3,748	3,788
1.903% 12/15/17	1,608	1,620
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	15,000	15,063
1.5% 1/10/18 (b)	19,930	19,967
Pricoa Global Funding I 1.15% 11/25/16 (b)	6,030	6,034
Prudential Financial, Inc. 2.3% 8/15/18	2,889	2,935
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (b)	$ 4,284	$ 4,464
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	2,162	2,207
		115,371
Real Estate Investment Trusts - 0.6%
DDR Corp.:
5.5% 5/1/15	8,905	8,966
9.625% 3/15/16	2,618	2,841
Equity One, Inc.:
5.375% 10/15/15	1,026	1,052
6.25% 1/15/17	359	387
HCP, Inc. 3.75% 2/1/16	4,850	4,977
Health Care Property Investors, Inc. 6% 1/30/17	11,796	12,794
Health Care REIT, Inc.:
2.25% 3/15/18	3,548	3,577
4.7% 9/15/17	1,232	1,325
Select Income (REIT) 2.85% 2/1/18	3,583	3,597
Simon Property Group LP 2.15% 9/15/17	3,000	3,067
		42,583
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP 6% 4/1/16	5,916	6,206
ERP Operating LP 2.375% 7/1/19	5,142	5,176
Essex Portfolio LP 5.5% 3/15/17	7,464	8,069
Liberty Property LP 5.125% 3/2/15	3,000	3,000
Mack-Cali Realty LP:
2.5% 12/15/17	6,061	6,085
5.8% 1/15/16	1,264	1,311
Regency Centers LP 5.25% 8/1/15	8,860	9,024
Ventas Realty LP:
1.25% 4/17/17	3,830	3,816
1.55% 9/26/16	3,765	3,791
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	5,421	5,458
		51,936
TOTAL FINANCIALS		2,013,866
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 2.0%
Biotechnology - 0.4%
Amgen, Inc.:
1.25% 5/22/17	$ 15,700	$ 15,691
2.2% 5/22/19	11,800	11,868
		27,559
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 1.8% 12/15/17	10,132	10,213
Medtronic, Inc. 1.5% 3/15/18 (b)	12,201	12,225
		22,438
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 1.25% 6/2/17	19,740	19,709
WellPoint, Inc. 1.875% 1/15/18	4,545	4,567
		24,276
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	2,357	2,358
Pharmaceuticals - 1.0%
AbbVie, Inc.:
1.2% 11/6/15	20,100	20,158
1.75% 11/6/17	14,670	14,782
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	16,526	16,624
2.375% 10/8/19 (b)	5,491	5,578
Mylan, Inc. 1.35% 11/29/16	2,790	2,786
Perrigo Co. PLC 1.3% 11/8/16	2,355	2,351
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,937	2,932
Zoetis, Inc.:
1.15% 2/1/16	7,580	7,588
1.875% 2/1/18	1,352	1,351
		74,150
TOTAL HEALTH CARE		150,781
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	7,210	7,141
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	35	37
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	3,415	3,449
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Air Lease Corp. 2.125% 1/15/18	$ 3,931	$ 3,916
TOTAL INDUSTRIALS		14,543
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.1% 3/3/17	20,300	20,398
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	13,533	13,560
Tyco Electronics Group SA:
2.375% 12/17/18	1,729	1,750
6.55% 10/1/17	33,025	37,082
		52,392
IT Services - 0.5%
The Western Union Co.:
1.2615% 8/21/15 (d)	24,920	24,985
2.875% 12/10/17	12,303	12,602
3.65% 8/22/18	4,644	4,837
		42,424
TOTAL INFORMATION TECHNOLOGY		115,214
MATERIALS - 1.0%
Chemicals - 0.4%
Ecolab, Inc.:
1.45% 12/8/17	4,625	4,614
1.55% 1/12/18	15,090	15,078
Sherwin-Williams Co. 1.35% 12/15/17	8,600	8,595
		28,287
Metals & Mining - 0.6%
Anglo American Capital PLC 1.2033% 4/15/16 (b)(d)	9,133	9,128
Freeport-McMoRan, Inc. 2.3% 11/14/17	4,960	4,890
Rio Tinto Finance (U.S.A.) PLC:
1.0826% 6/17/16 (d)	7,000	7,017
1.375% 6/17/16	14,541	14,635
1.625% 8/21/17	8,700	8,736
		44,406
TOTAL MATERIALS		72,693
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.:
1.4% 12/1/17	$ 8,600	$ 8,523
2.95% 5/15/16	16,570	16,916
British Telecommunications PLC:
1.25% 2/14/17	18,252	18,225
1.625% 6/28/16	13,819	13,920
2.35% 2/14/19	8,200	8,307
CenturyLink, Inc. 5.15% 6/15/17	11,140	11,753
Deutsche Telekom International Financial BV 3.125% 4/11/16 (b)	8,640	8,839
Verizon Communications, Inc.:
1.35% 6/9/17	12,287	12,285
2% 11/1/16	18,076	18,343
2.5% 9/15/16	28,649	29,295
		146,406
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
1.2406% 9/12/16 (d)	10,300	10,378
2.375% 9/8/16	12,066	12,258
Vodafone Group PLC 1.5% 2/19/18	8,000	7,965
		30,601
TOTAL TELECOMMUNICATION SERVICES		177,007
UTILITIES - 3.1%
Electric Utilities - 1.8%
American Electric Power Co., Inc. 1.65% 12/15/17	12,378	12,436
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,644	2,836
Duke Energy Corp.:
0.6356% 4/3/17 (d)	13,484	13,492
1.625% 8/15/17	4,941	5,005
2.1% 6/15/18	6,987	7,111
Eversource Energy 1.45% 5/1/18	2,384	2,362
FirstEnergy Corp. 2.75% 3/15/18	23,935	24,396
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	15,795
Pacific Gas & Electric Co. 5.625% 11/30/17	13,827	15,306
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,263
Southern Co. 2.375% 9/15/15	9,325	9,415
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
TECO Finance, Inc. 4% 3/15/16	$ 3,850	$ 3,969
Xcel Energy, Inc. 0.75% 5/9/16	20,000	20,010
		139,396
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
1.4% 9/15/17	5,409	5,428
1.95% 8/15/16	5,976	6,043
2.25% 9/1/15	13,949	14,050
2.5% 12/1/19	8,000	8,123
2.5566% 9/30/66 (d)	7,611	7,076
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	27,950	27,885
Sempra Energy 2.3% 4/1/17	25,835	26,375
		94,980
TOTAL UTILITIES		234,376
TOTAL NONCONVERTIBLE BONDS (Cost $3,330,021)		3,342,422
U.S. Government and Government Agency Obligations - 25.5%

U.S. Government Agency Obligations - 1.8%
Fannie Mae:
0.875% 2/8/18	417	415
1.625% 11/27/18	2,748	2,778
1.875% 9/18/18	1,483	1,514
Federal Home Loan Bank 0.625% 11/23/16	42,505	42,490
Freddie Mac:
0.5% 1/27/17	68,830	68,593
0.75% 1/12/18	5,991	5,930
1% 9/29/17	9,423	9,441
1.25% 5/12/17	1,356	1,370
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		132,531
U.S. Treasury Obligations - 23.7%
U.S. Treasury Notes:
0.5% 7/31/17 (c)	635,000	629,993
0.625% 2/15/17	100,000	99,977
0.75% 1/15/17	145,351	145,783
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 5/15/17	$ 1,972	$ 1,979
0.875% 10/15/17	188,152	188,005
0.875% 11/15/17	115,000	114,802
0.875% 1/15/18	290,000	289,116
1% 12/15/17	176,151	176,371
1% 2/15/18	120,000	119,991
1.375% 2/28/19	31,915	31,962
TOTAL U.S. TREASURY OBLIGATIONS		1,797,979
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,928,711)		1,930,510
U.S. Government Agency - Mortgage Securities - 2.9%

Fannie Mae - 1.9%
2.153% 11/1/34 (d)	938	1,000
2.211% 10/1/35 (d)	6,225	6,627
2.246% 2/1/35 (d)	1,646	1,745
2.276% 11/1/36 (d)	2,103	2,243
2.31% 12/1/39 (d)	541	580
2.329% 5/1/35 (d)	1,613	1,720
2.359% 4/1/35 (d)	2,483	2,657
2.364% 12/1/33 (d)	760	813
2.375% 7/1/35 (d)	1,439	1,537
2.428% 12/1/34 (d)	869	931
2.445% 3/1/40 (d)	1,533	1,638
2.485% 11/1/34 (d)	6,951	7,442
2.534% 10/1/41 (d)	3,386	3,521
2.539% 1/1/40 (d)	2,086	2,223
2.542% 6/1/42 (d)	1,321	1,366
2.689% 1/1/40 (d)	3,901	4,169
2.69% 2/1/42 (d)	6,963	7,241
2.701% 9/1/41 (d)	4,903	5,249
2.763% 1/1/42 (d)	6,315	6,574
2.96% 11/1/40 (d)	803	844
2.982% 9/1/41 (d)	856	895
2.984% 8/1/41 (d)	1,058	1,132
3.059% 10/1/41 (d)	446	467
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.172% 2/1/40 (d)	$ 3,947	$ 4,208
3.235% 7/1/41 (d)	1,413	1,486
3.318% 10/1/41 (d)	701	738
3.5% 1/1/26 to 9/1/29	38,108	40,676
3.524% 2/1/40 (d)	1,131	1,211
3.563% 7/1/41 (d)	1,412	1,489
3.567% 3/1/40 (d)	2,007	2,134
5.5% 10/1/17 to 11/1/34	24,020	26,899
6.5% 3/1/15 to 8/1/17	124	130
7% 10/1/15 to 11/1/18	84	87
7.5% 11/1/31	3	3
TOTAL FANNIE MAE		141,675
Freddie Mac - 1.0%
2.164% 11/1/35 (d)	1,135	1,210
2.352% 8/1/36 (d)	729	777
2.405% 10/1/42 (d)	7,717	8,124
2.971% 8/1/41 (d)	2,788	2,985
3% 8/1/21	7,317	7,660
3.126% 9/1/41 (d)	1,657	1,775
3.227% 9/1/41 (d)	880	924
3.242% 4/1/41 (d)	870	912
3.298% 6/1/41 (d)	1,067	1,120
3.468% 5/1/41 (d)	991	1,046
3.5% 8/1/26	22,000	23,399
3.562% 4/1/40 (d)	1,426	1,491
3.602% 2/1/40 (d)	1,967	2,058
3.626% 6/1/41 (d)	1,451	1,531
3.635% 4/1/40 (d)	1,235	1,323
3.71% 5/1/41 (d)	1,164	1,225
4% 9/1/25 to 4/1/26	7,990	8,603
4.5% 8/1/18 to 11/1/18	6,381	6,703
5% 4/1/20	2,829	2,981
8.5% 5/1/27 to 7/1/28	177	214
12% 11/1/19	0*	0*
TOTAL FREDDIE MAC		76,061
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	$ 1,292	$ 1,516
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $215,149)		219,252
Asset-Backed Securities - 13.9%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	1,294	1,258
Series 2005-1 Class M1, 0.6383% 4/25/35 (d)	447	388
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8183% 3/25/34 (d)	74	73
Series 2006-OP1 Class M1, 0.451% 4/25/36 (d)	8,000	2,641
Ally Auto Receivables Trust Series 2014-SN1 Class A3, 0.75% 2/21/17	9,825	9,809
Ally Master Owner Trust:
Series 2010-4 Class A, 1.243% 8/15/17 (d)	4,000	4,013
Series 2012-4 Class A, 1.72% 7/15/19	5,070	5,092
Series 2012-5 Class A, 1.54% 9/15/19	23,125	23,062
Series 2014-3 Class A, 1.33% 3/15/19	36,359	36,375
Series 2014-4 Class A2, 1.43% 6/17/19	14,950	14,960
Series 2014-5 Class A2, 1.6% 10/15/19	30,000	30,024
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	15,742	15,749
Series 2014-3 Class A, 1.49% 4/15/20	20,000	20,080
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	3,734	3,733
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	10,976	10,978
Series 2013-5 Class A3, 0.9% 9/10/18	12,732	12,729
Series 2014-1 Class A3, 0.9% 2/8/19	7,713	7,702
Series 2014-2 Class A3, 0.94% 2/8/19	15,680	15,625
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.9933% 4/25/34 (d)	60	42
Series 2005-R2 Class M1, 0.621% 4/25/35 (d)	116	116
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (d)	378	351
Series 2004-W7 Class M1, 0.9933% 5/25/34 (d)	227	217
Series 2006-W4 Class A2C, 0.331% 5/25/36 (d)	791	274
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5383% 3/25/36 (d)	$ 6	$ 1
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	12,000	11,990
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	12,000	11,990
Series 2014-3 Class A2, 1.18% 12/20/17	11,663	11,666
Series 2015-1 Class A2, 1.42% 6/20/18	10,000	9,979
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	30,779	30,761
Series 2013-A3 Class A3, 0.96% 9/16/19	13,122	13,102
Series 2014-A5 Class A, 1.48% 7/15/20	19,150	19,237
Carmax Auto Owner Trust Series 2015-1 Class A3, 1.38% 11/15/19	7,532	7,539
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (d)	1,214	809
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (b)	309	309
Series 2013-2A Class A, 1.75% 11/15/17 (b)	2,952	2,958
Series 2014-1A Class A, 1.46% 12/17/18 (b)	5,335	5,326
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	10,000	10,009
Series 2014-A7 Class A, 1.38% 11/15/19	18,788	18,780
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	17,710	17,741
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	11,170	11,157
Citibank Credit Card Issuance Trust:
Series 2013-A6 Class A6, 1.32% 9/7/18	27,860	28,028
Series 2014-A2 Class A2, 1.02% 2/22/19	16,050	16,040
Series 2014-A4 Class A4, 1.23% 4/24/19	15,650	15,665
Series 2014-A8 Class A8, 1.73% 4/9/20	20,000	20,109
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.671% 7/25/34 (d)	302	266
Series 2004-3 Class M4, 1.626% 4/25/34 (d)	50	41
Series 2004-4 Class M2, 0.966% 6/25/34 (d)	77	69
Dell Equipment Finance Trust Series 2014-1 Class A3, 0.94% 6/22/20 (b)	8,500	8,497
Discover Card Master Trust:
Series 2013-A2 Class A2, 0.69% 8/15/18	18,010	18,009
Series 2013-A5 Class A5, 1.04% 4/15/19	17,484	17,505
Series 2014-A3 Class A3, 1.22% 10/15/19	15,650	15,676
Series 2014-A5 Class A, 1.39% 4/15/20	15,000	14,997
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	$ 11,912	$ 11,909
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	15,000	14,992
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	15,000	14,997
Fannie Mae Series 2004-T5:
Class AB1, 0.6771% 5/28/35 (d)	634	587
Class AB3, 0.9831% 5/28/35 (d)	273	255
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (d)	196	173
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	10,490	10,642
Series 2012-5 Class A, 1.49% 9/15/19	49,125	49,104
Series 2014-1 Class A1, 1.2% 2/15/19	20,543	20,575
Series 2014-4 Class A1, 1.4% 8/15/19	17,044	17,042
Series 2015-1 Class A1, 1.42% 1/15/20	10,000	9,958
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.5933% 11/25/34 (d)	410	37
Class M5, 1.6683% 11/25/34 (d)	158	3
Series 2005-A:
Class M3, 0.9033% 1/25/35 (d)	639	526
Class M4, 1.1883% 1/25/35 (d)	234	154
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (b)(d)	1,067	916
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (b)(d)	29	28
Series 2006-2A:
Class A, 0.353% 11/15/34 (b)(d)	115	110
Class B, 0.453% 11/15/34 (b)(d)	42	39
Class C, 0.553% 11/15/34 (b)(d)	69	61
Class D, 0.923% 11/15/34 (b)(d)	26	23
GE Equipment Small Ticket LLC Series 2013-1A Class A3, 1.02% 2/24/17 (b)	10,000	10,004
GE Equipment Transportation LLC:
Series 2012-2:
Class A3, 0.62% 7/25/16	3,206	3,206
Class A4, 0.92% 9/25/17	8,850	8,859
Series 2014-1 Class A3, 0.97% 4/23/18	11,748	11,738
Series 2015-1 Class A3, 1.28% 2/25/19	9,500	9,499
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (b)	12,730	12,727
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	15,510	15,509
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (d)	$ 68	$ 64
Series 2003-3 Class M1, 1.461% 8/25/33 (d)	329	317
Series 2003-5 Class A2, 0.871% 12/25/33 (d)	205	195
Series 2004-1 Class M2, 1.871% 6/25/34 (d)	268	238
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (d)	902	579
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (b)	19,420	19,416
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.523% 5/15/18 (b)(d)	16,265	16,265
John Deere Owner Trust Series 2013-A Class A3, 0.6% 3/15/17	7,844	7,853
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4683% 7/25/36 (d)	48	21
Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (d)	502	497
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (d)	132	131
Series 2006-A Class 2C, 1.4046% 3/27/42 (d)	516	91
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.321% 7/25/36 (d)	8,288	4,492
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (d)	272	3
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	14,510	14,515
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (b)	37,710	37,720
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (d)	30	22
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (d)	82	74
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (d)	302	280
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (d)	844	806
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (d)	367	337
Series 2005-NC1 Class M1, 0.831% 1/25/35 (d)	232	218
Series 2005-NC2 Class B1, 1.926% 3/25/35 (d)	164	4
Series 2006-NC4 Class A2D, 0.411% 6/25/36 (d)	7,135	4,142
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	8,625	8,611
Nissan Master Owner Trust Receivables:
Series 2013-A Class A, 0.4665% 2/15/18 (d)	16,000	15,998
Series 2015-A Class A2, 1.44% 1/15/20	15,000	14,948
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9831% 10/30/45 (d)	$ 1,764	$ 1,755
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (d)	3,309	3,103
Class M4, 2.3433% 9/25/34 (d)	460	278
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (d)	994	880
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (d)	3	3
Santander Drive Auto Receivables Trust:
Series 2013-2 Class A3, 0.7% 9/15/17	4,111	4,110
Series 2013-4 Class A3, 1.11% 12/15/17	7,185	7,195
Series 2014-3 Class A3, 0.81% 7/16/18	13,000	12,980
Series 2014-4 Class B, 1.82% 5/15/19	7,306	7,293
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (d)	607	551
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8206% 6/15/33 (d)	1,088	1,059
Class C, 1.1906% 6/15/33 (d)	3,566	3,447
Series 2004-B:
Class A2, 0.4406% 6/15/21 (d)	2,815	2,798
Class C, 1.1106% 9/15/33 (d)	4,420	4,252
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.451% 9/25/19 (d)	17,275	17,246
Series 2013-1 Class A2, 0.421% 9/25/19 (d)	11,672	11,651
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (d)	31	27
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (d)	386	339
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (b)(d)	272	144
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	11,976	11,968
Series 2015-A Class A3, 1.25% 12/20/17	10,000	9,999
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	10,337	10,288
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	9,742	9,760
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (b)(d)	5,586	5,631
TOTAL ASSET-BACKED SECURITIES (Cost $1,060,378)		1,051,814
Collateralized Mortgage Obligations - 3.8%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.6%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4346% 4/26/36 (b)(d)	$ 4,215	$ 4,094
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (b)(d)	2,015	2,033
Series 2012-2R Class 1A1, 2.5861% 5/27/35 (b)(d)	6,032	6,200
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2735% 12/20/54 (d)	49	48
Series 2006-1A:
Class A5, 0.3135% 12/20/54 (b)(d)	15,813	15,724
Class C2, 1.3735% 12/20/54 (b)(d)	4,170	4,125
Series 2006-2:
Class A4, 0.2535% 12/20/54 (d)	2,255	2,242
Class C1, 1.1135% 12/20/54 (d)	15,090	14,824
Class M2, 0.6335% 12/20/54 (d)	3,000	2,932
Series 2006-3 Class C2, 1.1735% 12/20/54 (d)	6,611	6,509
Series 2006-4:
Class A4, 0.2735% 12/20/54 (d)	4,099	4,074
Class B1, 0.3535% 12/20/54 (d)	13,366	13,105
Class C1, 0.9335% 12/20/54 (d)	8,172	7,949
Class M1, 0.5135% 12/20/54 (d)	3,521	3,428
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (d)	1,340	1,292
Class 1M1, 0.4735% 12/20/54 (d)	881	855
Class 2C1, 1.0335% 12/20/54 (d)	610	597
Class 2M1, 0.6735% 12/20/54 (d)	1,132	1,109
Class 3A1, 0.3735% 12/20/54 (d)	4,181	4,160
Series 2007-2:
Class 2C1, 1.033% 12/17/54 (d)	1,568	1,534
Class 3A1, 0.353% 12/17/54 (d)	873	869
Granite Mortgages Series 2003-2 Class 1A3, 0.7566% 7/20/43 (d)	3,632	3,631
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6566% 1/20/44 (d)	886	886
Class 1C, 2.7066% 1/20/44 (d)	2,644	2,750
Series 2004-1 Class 2A1, 0.5671% 3/20/44 (d)	12,523	12,500
Series 2004-3 Class 2A1, 0.5271% 9/20/44 (d)	3,647	3,640
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (d)	308	288
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (d)	520	476
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (b)(d)	$ 210	$ 195
Class B6, 3.0163% 6/10/35 (b)(d)	25	23
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (d)	17	16
TOTAL PRIVATE SPONSOR		122,108
U.S. Government Agency - 2.2%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.671% 9/25/23 (d)	554	556
Series 2010-86 Class FE, 0.621% 8/25/25 (d)	1,956	1,971
Series 2013-9 Class FA, 0.521% 3/25/42 (d)	16,077	16,147
floater planned amortization class Series 2005-90 Class FC, 0.421% 10/25/35 (d)	3,385	3,394
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	6,596	7,006
planned amortization class Series 2012-94 Class E, 3% 6/25/22	3,743	3,870
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	706	802
Series 2009-31 Class A, 4% 2/25/24	876	912
Series 2010-135 Class DE, 2.25% 4/25/24	3,596	3,677
Series 2011-16 Class FB, 0.321% 3/25/31 (d)	8,588	8,597
Series 2010-123 Class DL, 3.5% 11/25/25	1,424	1,468
Series 2010-143 Class B, 3.5% 12/25/25	2,559	2,653
Series 2011-23 Class AB, 2.75% 6/25/20	2,036	2,090
Series 2011-88 Class AB, 2.5% 9/25/26	2,632	2,695
Freddie Mac:
floater:
Series 2711 Class FC, 1.072% 2/15/33 (d)	5,422	5,521
Series 3879 Class AF, 0.602% 6/15/41 (d)	8,269	8,329
floater planned amortization class:
Series 2953 Class LF, 0.472% 12/15/34 (d)	2,148	2,156
Series 3117 Class JF, 0.472% 2/15/36 (d)	3,389	3,403
floater sequential payer:
Series 3325:
Class FM, 0.602% 5/15/37 (d)	3,332	3,350
Class FN, 0.602% 5/15/37 (d)	3,332	3,350
Series 3943 Class EF 0.422% 2/15/26 (d)	5,875	5,885
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
floater sequential payer: - continued
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	$ 9,195	$ 9,367
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	287	297
Series 2535 Class PC, 6% 9/15/32	57	58
Series 3763 Class QA, 4% 4/15/34	4,660	4,875
Series 3792 Class DF, 0.572% 11/15/40 (d)	11,655	11,686
Series 3820 Class DA, 4% 11/15/35	4,907	5,235
Series 3949 Class MK, 4.5% 10/15/34	4,083	4,432
Series 4221-CLS Class GA, 1.4% 7/15/23	19,109	19,078
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.702% 12/16/39 (d)	2,463	2,485
Series 2012-113 Class FJ, 0.418% 1/20/42 (d)	5,888	5,889
floater planned amortization class Series 2005-47 Class FX, 0.318% 5/20/34 (d)	10,179	10,173
floater sequential payer:
Series 2010-120 Class FB 0.468% 9/20/35 (d)	2,846	2,850
Series 2011-150 Class D, 3% 4/20/37	684	696
TOTAL U.S. GOVERNMENT AGENCY		164,953
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $271,387)		287,061
Commercial Mortgage Securities - 9.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (d)(e)	1,495	26
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	7,086	7,369
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	14,256	15,043
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (b)(d)	25	22
Series 2005-4A:
Class A2, 0.561% 1/25/36 (b)(d)	2,331	2,070
Class B1, 1.571% 1/25/36 (b)(d)	88	41
Class M1, 0.621% 1/25/36 (b)(d)	744	586
Class M2, 0.641% 1/25/36 (b)(d)	242	188
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-4A: - continued
Class M3, 0.671% 1/25/36 (b)(d)	$ 321	$ 239
Class M4, 0.781% 1/25/36 (b)(d)	178	130
Class M5, 0.821% 1/25/36 (b)(d)	178	125
Class M6, 0.871% 1/25/36 (b)(d)	181	120
Series 2006-3A Class M4, 0.601% 10/25/36 (b)(d)	33	4
Series 2007-1 Class A2, 0.441% 3/25/37 (b)(d)	1,444	1,241
Series 2007-2A:
Class A1, 0.441% 7/25/37 (b)(d)	284	239
Class A2, 0.491% 7/25/37 (b)(d)	266	214
Class M1, 0.541% 7/25/37 (b)(d)	95	33
Class M2, 0.581% 7/25/37 (b)(d)	53	10
Class M3, 0.661% 7/25/37 (b)(d)	40	3
Series 2007-3:
Class A2, 0.461% 7/25/37 (b)(d)	363	303
Class M1, 0.481% 7/25/37 (b)(d)	273	211
Class M2, 0.511% 7/25/37 (b)(d)	293	188
Class M3, 0.541% 7/25/37 (b)(d)	475	202
Class M4, 0.671% 7/25/37 (b)(d)	746	228
Class M5, 0.771% 7/25/37 (b)(d)	350	58
Series 2007-4A:
Class A2, 0.7183% 9/25/37 (b)(d)	3,522	1,578
Class M1, 1.1183% 9/25/37 (b)(d)	555	105
Class M2, 1.2183% 9/25/37 (b)(d)	160	25
Series 2006-2A Class IO, 0% 7/25/36 (b)(d)(e)	24,478	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	4,535	4,542
Series 2006-PW13 Class A1A, 5.533% 9/11/41	13,429	14,174
Series 2006-PW14 Class A1A, 5.189% 12/11/38	4,974	5,254
Series 2006-T22 Class A1A, 5.5714% 4/12/38 (d)	13,941	14,476
Series 2006-PW12 Class A1A, 5.6971% 9/11/38 (d)	10,665	11,139
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (b)(d)	2,238	2,127
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	9,640	10,463
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5665% 12/15/27 (b)(d)	11,000	11,038
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,100	3,264
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2013-GC11 Class A1, 0.754% 4/10/46	$ 4,573	$ 4,556
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2258% 7/15/44 (d)	4,689	4,734
Series 2006-CD2 Class A1B, 5.3037% 1/15/46 (d)	22,124	22,704
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.067% 6/11/27 (b)(d)	22,000	21,919
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (b)(d)	85	85
sequential payer:
Series 2006-C7 Class A1A, 5.7449% 6/10/46 (d)	18,138	18,939
Series 2006-C8:
Class A1A, 5.292% 12/10/46	11,794	12,546
Class A4, 5.306% 12/10/46	13,965	14,714
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	2,052	2,051
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(d)	10,814	10,773
Class B, 1.45% 4/15/27 (b)(d)	9,494	9,452
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	741	745
Del Coronado Trust floater Series 2013-HDC Class A, 0.967% 3/15/26 (b)(d)	5,000	4,998
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.971% 12/5/31 (b)(d)	6,644	6,622
Class A2FL, 0.871% 12/5/31 (b)(d)	9,010	8,982
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	4,490	4,531
sequential payer Series K501 Class A1, 1.337% 6/25/16	1,600	1,602
Series K707 Class A1, 1.615% 9/25/18	9,017	9,116
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.45% 12/15/16 (b)(d)	15,000	14,996
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2751% 3/10/44 (d)	11,380	11,651
Series 2006-C1 Class A1A, 5.2751% 3/10/44 (d)	8,084	8,329
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	62	62
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.5545% 4/10/38 (d)	7,465	7,687
Class A4, 5.553% 4/10/38 (d)	12,092	12,334
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	$ 2,330	$ 2,365
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1665% 7/15/31 (b)(d)	5,219	5,219
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	7,577	8,030
Class A4, 5.56% 11/10/39	6,093	6,417
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	1,090	1,092
Series 2012-GC6 Class A1, 1.282% 1/10/45	1,008	1,011
Series 2013-GC12 Class A1, 0.742% 6/10/46 (d)	4,730	4,699
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.172% 11/5/30 (b)(d)	8,232	8,229
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (b)	2,160	2,200
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.508% 11/15/29 (b)(d)	6,692	6,697
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	1,430	1,431
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (b)(d)	72	71
Class F, 0.503% 11/15/18 (b)(d)	182	177
Class G, 0.533% 11/15/18 (b)(d)	158	153
Class H, 0.673% 11/15/18 (b)(d)	121	116
Series 2014-BXH Class A, 1.073% 4/15/27 (b)(d)	14,000	13,997
Series 2014-FL5 Class A, 1.1465% 7/15/31 (b)(d)	10,200	10,129
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	14,647	15,443
Series 2006-LDP8 Class A4, 5.399% 5/15/45	13,517	14,142
Series 2013-C10, Class A1, 0.7302% 12/15/47	3,542	3,519
Series 13-LC11 Class A1, 0.7664% 4/15/46	8,578	8,529
Series 2006-LDP7 Class A1A, 5.8754% 4/15/45 (d)	16,717	17,568
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	8,037	8,198
Series 2006-C6 Class A4, 5.372% 9/15/39	3,358	3,534
Series 2007-C7 Class A3, 5.866% 9/15/45	6,451	7,061
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2878% 11/12/37 (d)	3,946	4,030
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	12,823	13,494
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	$ 4,924	$ 4,922
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (b)(d)	241	215
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (b)(d)	17	17
Class D, 0.357% 10/15/20 (b)(d)	1,889	1,878
Class E, 0.417% 10/15/20 (b)(d)	562	557
Class F, 0.467% 10/15/20 (b)(d)	337	334
Class G, 0.507% 10/15/20 (b)(d)	417	412
Class H, 0.597% 10/15/20 (b)(d)	262	254
Class J, 0.747% 10/15/20 (b)(d)	152	139
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	4,675	4,990
Series 2007-IQ14 Class A2, 5.61% 4/15/49	1,955	1,964
Series 2012-C4 Class A1, 1.085% 3/15/45	3,309	3,320
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	9,749	10,126
Series 2006-IQ11 Class A1A, 5.6514% 10/15/42 (d)	14,839	15,314
Series 2007-T27 Class A1A, 5.6506% 6/11/42 (d)	14,295	15,438
SCG Trust Series 2013-SRP1 Class A, 1.5665% 11/15/26 (b)(d)	8,956	8,956
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	1,723	1,726
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	3,991	3,968
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (b)(d)	121	120
Class J, 0.773% 9/15/21 (b)(d)	266	253
Series 2007-WHL8 Class F, 0.653% 6/15/20 (b)(d)	2,172	2,081
sequential payer Series 2006-C29:
Class A1A, 5.297% 11/15/48	20,301	21,512
Class A4, 5.308% 11/15/48	3,451	3,632
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (d)	14,832	15,252
Class A5, 5.416% 1/15/45 (d)	15,350	15,808
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	12,692	13,136
Series 2006-C25 Class A1A, 5.7071% 5/15/43 (d)	10,575	10,974
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	13,411	14,061
Series 2006-C27 Class A3, 5.765% 7/15/45 (d)	9,068	9,452
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 830	$ 830
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	12,887	12,918
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	906	910
Series 2012-C8 Class A1, 0.864% 8/15/45	3,143	3,142
Series 2013-C13 Class A1, 0.778% 5/15/45	2,810	2,801
Series 2013-C14 Class A1, 0.836% 6/15/46	3,062	3,050
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $718,668)		693,219
Municipal Securities - 0.2%

Illinois Gen. Oblig. Series 2011, 4.511% 3/1/15 (Cost $14,745)	14,745	14,752
Foreign Government and Government Agency Obligations - 0.1%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (b) (Cost $9,184)	9,195	9,252
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $184,431)	184,430,695	184,431
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $7,732,674)		7,732,713
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(148,776)
NET ASSETS - 100%		$ 7,583,937
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2) (000s)	Value (000s) (1)	Upfront Premium Received/Paid (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merill Lynch International	4.60%	$ 182	$ (66)	$ -	$ (66)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $899,766,000 or 11.9% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $95,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 29
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,342,422	$ -	$ 3,342,422	$ -
U.S. Government and Government Agency Obligations	1,930,510	-	1,930,510	-
U.S. Government Agency - Mortgage Securities	219,252	-	219,252	-
Asset-Backed Securities	1,051,814	-	1,051,626	188
Collateralized Mortgage Obligations	287,061	-	287,061	-
Commercial Mortgage Securities	693,219	-	692,848	371
Municipal Securities	14,752	-	14,752	-
Foreign Government and Government Agency Obligations	9,252	-	9,252	-
Money Market Funds	184,431	184,431	-	-
Total Investments in Securities:	$ 7,732,713	$ 184,431	$ 7,547,723	$ 559
Derivative Instruments:
Liabilities
Swaps	$ (66)	$ -	$ (66)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (66)
Total Value of Derivatives	$ -	$ (66)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.7%
United Kingdom	4.3%
Japan	2.3%
Canada	2.3%
Netherlands	1.2%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,548,243)	$ 7,548,282
Fidelity Central Funds (cost $184,431)	184,431
Total Investments (cost $7,732,674)		$ 7,732,713
Cash		3,697
Receivable for investments sold		26,540
Receivable for fund shares sold		5,736
Dividends receivable		6
Interest receivable		23,541
Distributions receivable from Fidelity Central Funds		7
Other receivables		68
Total assets		7,792,308

Liabilities
Payable for investments purchased	$ 157,683
Payable for fund shares redeemed	47,504
Distributions payable	298
Bi-lateral OTC swaps, at value	66
Accrued management fee	1,957
Other affiliated payables	777
Other payables and accrued expenses	86
Total liabilities		208,371

Net Assets		$ 7,583,937
Net Assets consist of:
Paid in capital		$ 7,821,282
Undistributed net investment income		2,844
Accumulated undistributed net realized gain (loss) on investments		(240,162)
Net unrealized appreciation (depreciation) on investments		(27)
Net Assets		$ 7,583,937

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($6,360,776 ÷ 739,713 shares)	$ 8.60

Class F: Net Asset Value, offering price and redemption price per share ($1,223,161 ÷ 142,299 shares)	$ 8.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 54,703
Income from Fidelity Central Funds		29
Total income		54,732

Expenses
Management fee	$ 11,702
Transfer agent fees	3,127
Fund wide operations fee	1,451
Independent trustees' compensation	16
Miscellaneous	6
Total expenses		16,302
Net investment income (loss)		38,430
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,447
Swaps	6
Total net realized gain (loss)		8,453
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,050)
Swaps	59
Total change in net unrealized appreciation (depreciation)		(15,991)
Net gain (loss)		(7,538)
Net increase (decrease) in net assets resulting from operations		$ 30,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,430	$ 79,981
Net realized gain (loss)	8,453	9,999
Change in net unrealized appreciation (depreciation)	(15,991)	39,338
Net increase (decrease) in net assets resulting from operations	30,892	129,318
Distributions to shareholders from net investment income	(34,374)	(76,664)
Share transactions - net increase (decrease)	(177,747)	(1,225,675)
Total increase (decrease) in net assets	(181,229)	(1,173,021)

Net Assets
Beginning of period	7,765,166	8,938,187
End of period (including undistributed net investment income of $2,844 and distributions in excess of net investment income of $1,212, respectively)	$ 7,583,937	$ 7,765,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Term Bond

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 8.55	$ 8.59	$ 8.53	$ 8.48	$ 8.22
Income from Investment Operations
Net investment income (loss) D	.043	.082	.073	.098	.127	.186
Net realized and unrealized gain (loss)	(.004)	.047	(.043)	.066	.052	.264
Total from Investment Operations	.039	.129	.030	.164	.179	.450
Distributions from net investment income	(.039)	(.079)	(.070)	(.104)	(.129)	(.190)
Net asset value, end of period	$ 8.60	$ 8.60	$ 8.55	$ 8.59	$ 8.53	$ 8.48
Total ReturnB, C	.45%	1.51%	.35%	1.94%	2.13%	5.53%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.01%A	.96%	.85%	1.15%	1.50%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$ 6,361	$ 6,386	$ 7,251	$ 7,494	$ 7,952	$ 7,774
Portfolio turnover rateF	68%A	76%	68%	71%	223%	233%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 8.55	$ 8.58	$ 8.53	$ 8.48	$ 8.22
Income from Investment Operations
Net investment income (loss) D	.047	.091	.082	.106	.135	.193
Net realized and unrealized gain (loss)	(.004)	.046	(.033)	.056	.053	.265
Total from investment operations	.043	.137	.049	.162	.188	.458
Distributions from net investment income	(.043)	(.087)	(.079)	(.112)	(.138)	(.198)
Net asset value, end of period	$ 8.60	$ 8.60	$ 8.55	$ 8.58	$ 8.53	$ 8.48
Total ReturnB, C	.50%	1.61%	.57%	1.92%	2.23%	5.63%
Ratios to Average Net Assets E, G
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.11%A	1.06%	.95%	1.25%	1.60%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1,223	$ 1,379	$ 1,688	$ 1,272	$ 796	$ 344
Portfolio turnover rateF	68% A	76%	68%	71%	223%	233%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Subsequent to period end, all Class F shares were redeemed and the Fund no longer offers Class F shares to investors.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions,

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swaps, market discount, deferred trustees compensation, financing transactions and capital loss carryforwards.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 55,891
Gross unrealized depreciation	(50,065)
Net unrealized appreciation (depreciation) on securities	$ 5,826

Tax cost	$ 7,726,887

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimit- ed period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (103,441)
2018	(142,198)
Total capital loss carryforward	$ (245,639)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ 6	$ 59
Totals (a)	$ 6	$ 59

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

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4. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,057,885 and $1,084,461, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $167.

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9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Short-Term Bond	$ 28,031	$ 61,384
Class F	6,343	15,280
Total	$ 34,374	$ 76,664

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Short-Term Bond
Shares sold	161,492	203,008	$ 1,388,613	$ 1,744,473
Reinvestment of distributions	3,045	6,719	26,189	57,765
Shares redeemed	(167,197)	(315,408)	(1,437,291)	(2,709,410)
Net increase (decrease)	(2,660)	(105,681)	$ (22,489)	$ (907,172)
Class F
Shares sold	59,731	23,606	$ 513,111	$ 202,706
Reinvestment of distributions	738	1,770	6,343	15,218
Shares redeemed	(78,538)	(62,457)	(674,712)	(536,427)
Net increase (decrease)	(18,069)	(37,081)	$ (155,258)	$ (318,503)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other - continued

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 10% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the Fund.

Effective after the close of business on March 27, 2015, 268,738,649 shares of the Fund held by Fidelity Freedom Funds and Fidelity Freedom K Funds were redeemed for cash and investments, including accrued interest, with a value of $2,312,877,096. The Freedom Funds' ownership in the Fund was reduced to 0%. The Fund did not recognize gain or loss for federal income tax purposes.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

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Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

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Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

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Fidelity®

Investment Grade Bond

Fund

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.77%
Actual		$ 1,000.00	$ 1,018.10	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.80%
Actual		$ 1,000.00	$ 1,017.90	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class B	1.51%
Actual		$ 1,000.00	$ 1,014.40	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 1,014.30	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,019.70	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,019.40	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 41.7%	U.S. Government and U.S. Government Agency Obligations 50.3%
AAA 1.7%	AAA 1.8%
AA 2.7%	AA 2.7%
A 8.8%	A 9.0%
BBB 27.3%	BBB 25.6%
BB and Below 12.1%	BB and Below 8.2%
Not Rated 1.5%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	7.6	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	5.1	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*	As of August 31, 2014**
Corporate Bonds 40.8%	Corporate Bonds 36.7%
U.S. Government and U.S. Government Agency Obligations 41.7%	U.S. Government and U.S. Government Agency Obligations 50.3%
Asset-Backed Securities 1.8%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 7.5%	CMOs and Other Mortgage Related Securities 7.3%
Municipal Bonds 2.1%	Municipal Bonds 2.1%
Other Investments 1.9%	Other Investments 1.2%
Short-Term Investments and Net Other Assets (Liabilities) 4.2%	Short-Term Investments and Net Other Assets (Liabilities) 2.1%

* Foreign investments	8.5%	** Foreign investments	8.7%
* Futures and Swaps	(1.0)%	** Futures and Swaps	(1.2)%

A unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 0.6%
General Motors Co.:
3.5% 10/2/18	$ 5,025	$ 5,176
6.25% 10/2/43	843	1,046
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,625
3% 9/25/17	3,673	3,756
3.25% 5/15/18	2,630	2,686
3.5% 7/10/19	5,942	6,112
4.25% 5/15/23	2,950	3,090
4.375% 9/25/21	11,530	12,251
4.75% 8/15/17	2,790	2,958
		38,700
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,447	4,778
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	15,500	15,508
Media - 1.6%
COX Communications, Inc. 3.25% 12/15/22 (d)	2,605	2,630
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,205
Discovery Communications LLC 3.25% 4/1/23	954	946
News America Holdings, Inc. 7.75% 12/1/45	4,525	6,925
Time Warner Cable, Inc.:
4% 9/1/21	27,833	29,492
5.85% 5/1/17	1,845	2,011
6.75% 7/1/18	5,587	6,418
8.25% 4/1/19	10,913	13,328
Time Warner, Inc.:
4.9% 6/15/42	15,000	16,476
6.2% 3/15/40	5,000	6,340
Viacom, Inc. 4.25% 9/1/23	13,340	13,916
		105,687
Multiline Retail - 0.3%
Family Tree Escrow LLC 5.25% 3/1/20 (d)	15,000	15,675
TOTAL CONSUMER DISCRETIONARY		180,348
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Constellation Brands, Inc.:
3.75% 5/1/21	$ 5,000	$ 5,094
3.875% 11/15/19	351	364
Heineken NV 2.75% 4/1/23 (d)	2,773	2,732
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,930	4,107
		12,297
Food & Staples Retailing - 0.3%
CVS Health Corp. 4% 12/5/23	4,515	4,898
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,563	1,579
2.7% 11/18/19	3,525	3,588
3.3% 11/18/21	4,181	4,302
3.8% 11/18/24	3,194	3,326
		17,693
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,474
3.2% 1/25/23	2,085	2,056
		4,530
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,598
4% 1/31/24	3,444	3,689
4.75% 5/5/21	6,000	6,686
5.375% 1/31/44	5,897	6,984
9.25% 8/6/19	1,776	2,284
9.7% 11/10/18	2,882	3,707
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,852
4.75% 11/1/42	4,468	4,537
6.15% 9/15/43	2,440	2,951
6.75% 6/15/17	7,156	7,953
7.25% 6/15/37	9,654	12,677
		69,918
TOTAL CONSUMER STAPLES		104,438
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 5.1%
Energy Equipment & Services - 0.3%
DCP Midstream LLC:
4.75% 9/30/21 (d)	$ 4,849	$ 4,583
5.35% 3/15/20 (d)	4,973	4,901
5.85% 5/21/43 (d)(h)	9,697	7,782
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,425
		20,691
Oil, Gas & Consumable Fuels - 4.8%
BP Capital Markets PLC:
3.535% 11/4/24	6,458	6,634
4.5% 10/1/20	2,611	2,884
Chesapeake Energy Corp.:
6.125% 2/15/21	5,170	5,493
6.625% 8/15/20	9,485	10,315
7.25% 12/15/18	14,500	16,059
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,127
2.7% 4/1/19	1,510	1,427
3.875% 3/15/23	6,765	6,133
5.6% 4/1/44	5,868	5,080
El Paso Corp. 6.5% 9/15/20	4,651	5,366
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	5,030	5,196
Enable Midstream Partners LP:
2.4% 5/15/19 (d)	1,789	1,746
3.9% 5/15/24 (d)	1,887	1,851
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,937
Enterprise Products Operating LP:
2.55% 10/15/19	1,227	1,240
3.75% 2/15/25	4,121	4,285
Kinder Morgan, Inc.:
3.05% 12/1/19	4,338	4,379
4.3% 6/1/25	12,912	13,489
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,864
MPLX LP 4% 2/15/25	949	963
Nakilat, Inc. 6.067% 12/31/33 (d)	2,634	3,067
Petro-Canada 6.05% 5/15/18	1,963	2,207
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	5,177
7.25% 3/17/44	38,501	34,803
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
4.875% 1/18/24	$ 4,376	$ 4,654
5.5% 6/27/44	38,697	39,277
6.375% 1/23/45	13,790	15,426
6.5% 6/2/41	19,664	22,169
Phillips 66 Co. 4.3% 4/1/22	4,638	5,065
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	806
Southwestern Energy Co.:
3.3% 1/23/18	2,442	2,476
4.05% 1/23/20	4,431	4,539
4.95% 1/23/25	18,640	19,154
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,628
Spectra Energy Partners, LP:
2.95% 9/25/18	1,066	1,100
4.6% 6/15/21	1,124	1,233
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,640
4.55% 6/24/24	19,170	18,729
Western Gas Partners LP 5.375% 6/1/21	6,966	7,771
Williams Partners LP:
4.125% 11/15/20	1,029	1,076
4.3% 3/4/24	4,326	4,450
		305,915
TOTAL ENERGY		326,606
FINANCIALS - 16.6%
Banks - 7.0%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (d)	6,280	6,266
5.75% 9/26/23 (d)	5,628	5,726
Bank of America Corp.:
3.3% 1/11/23	26,509	26,877
3.875% 3/22/17	3,343	3,507
4.1% 7/24/23	6,196	6,660
4.25% 10/22/26	6,065	6,205
5.65% 5/1/18	3,745	4,160
5.75% 12/1/17	9,833	10,874
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
5.875% 1/5/21	$ 2,580	$ 3,014
Bank of America NA 5.3% 3/15/17	3,698	3,969
Barclays Bank PLC 2.5% 2/20/19	3,600	3,671
Barclays PLC 2.75% 11/8/19	5,118	5,177
Capital One NA 2.95% 7/23/21	8,151	8,253
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,229
3.953% 6/15/16	4,945	5,117
4.05% 7/30/22	2,865	2,985
4.5% 1/14/22	6,932	7,634
5.3% 5/6/44	11,751	13,146
5.5% 9/13/25	2,420	2,741
6.125% 5/15/18	3,326	3,750
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,760	6,003
Credit Suisse AG 6% 2/15/18	8,864	9,843
Discover Bank:
4.2% 8/8/23	4,147	4,432
7% 4/15/20	6,703	7,992
8.7% 11/18/19	1,409	1,731
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,214
8.25% 3/1/38	2,385	3,594
HBOS PLC 6.75% 5/21/18 (d)	3,056	3,421
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,282
5.25% 3/14/44	2,255	2,576
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,929
ING Bank NV 5.8% 9/25/23 (d)	2,826	3,245
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,697
2.35% 1/28/19	2,547	2,583
3.2% 1/25/23	13,623	13,862
3.25% 9/23/22	25,741	26,323
3.875% 9/10/24	15,129	15,426
4.125% 12/15/26	18,426	18,912
4.25% 10/15/20	2,763	3,019
4.35% 8/15/21	18,417	20,143
4.5% 1/24/22	4,927	5,447
4.625% 5/10/21	2,717	3,019
4.95% 3/25/20	11,055	12,383
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
KeyBank NA 6.95% 2/1/28	$ 1,344	$ 1,780
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,390
Regions Bank:
6.45% 6/26/37	9,230	11,536
7.5% 5/15/18	18,321	21,187
Regions Financial Corp. 2% 5/15/18	6,934	6,894
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	27,664	29,302
6% 12/19/23	25,238	28,253
6.1% 6/10/23	8,465	9,491
6.125% 12/15/22	13,328	15,035
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,720
		451,625
Capital Markets - 3.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,120	7,087
4.25% 2/15/24	2,258	2,386
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,270
2.625% 1/31/19	13,825	14,063
2.9% 7/19/18	9,276	9,548
5.25% 7/27/21	5,652	6,416
5.75% 1/24/22	7,392	8,644
5.95% 1/18/18	4,817	5,371
6.75% 10/1/37	15,413	19,959
Lazard Group LLC:
4.25% 11/14/20	4,700	5,004
6.85% 6/15/17	3,497	3,893
Morgan Stanley:
2.125% 4/25/18	9,946	10,019
2.375% 7/23/19	12,012	12,085
3.7% 10/23/24	10,321	10,656
3.75% 2/25/23	8,227	8,594
3.875% 4/29/24	9,504	9,979
4.875% 11/1/22	19,366	21,040
5% 11/24/25	12,124	13,362
5.75% 1/25/21	10,138	11,786
6.625% 4/1/18	7,981	9,078
		206,240
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	$ 4,866	$ 5,007
3.95% 11/6/24	4,069	4,148
5.2% 4/27/22	4,096	4,529
General Electric Capital Corp.:
4.625% 1/7/21	5,729	6,454
4.65% 10/17/21	2,325	2,637
Hyundai Capital America:
1.875% 8/9/16 (d)	1,594	1,611
2.125% 10/2/17 (d)	1,850	1,866
Synchrony Financial:
1.875% 8/15/17	1,427	1,429
3% 8/15/19	2,095	2,131
3.75% 8/15/21	3,164	3,283
4.25% 8/15/24	3,185	3,339
		36,434
Insurance - 1.5%
AIA Group Ltd. 2.25% 3/11/19 (d)	1,290	1,289
American International Group, Inc.:
2.3% 7/16/19	2,839	2,873
5.6% 10/18/16	5,665	6,070
Aon Corp. 5% 9/30/20	2,135	2,411
Five Corners Funding Trust 4.419% 11/15/23 (d)	5,900	6,350
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	10,398	10,762
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,723
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	5,273	5,849
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,313
MetLife, Inc. 4.368% 9/15/23	5,202	5,778
Metropolitan Life Global Funding I 3% 1/10/23 (d)	4,260	4,326
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,853	7,811
Pacific LifeCorp:
5.125% 1/30/43 (d)	8,278	9,389
6% 2/10/20 (d)	422	477
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,095
Symetra Financial Corp. 6.125% 4/1/16 (d)	4,900	5,105
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	7,586	8,720
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	$ 1,736	$ 1,772
4.125% 11/1/24 (d)	2,517	2,659
Unum Group 5.625% 9/15/20	4,155	4,706
		99,478
Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,265
4.6% 4/1/22	1,475	1,553
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,880
AvalonBay Communities, Inc.:
3.625% 10/1/20	2,721	2,860
4.2% 12/15/23	5,842	6,251
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,192
Camden Property Trust:
2.95% 12/15/22	2,605	2,569
4.25% 1/15/24	4,889	5,192
DDR Corp.:
3.625% 2/1/25	2,957	2,958
4.625% 7/15/22	9,008	9,680
4.75% 4/15/18	4,483	4,811
7.5% 4/1/17	2,623	2,922
9.625% 3/15/16	5,988	6,497
Duke Realty LP:
3.625% 4/15/23	3,352	3,415
3.75% 12/1/24	2,242	2,297
3.875% 10/15/22	9,433	9,817
4.375% 6/15/22	2,822	3,021
5.5% 3/1/16	5,038	5,251
5.95% 2/15/17	1,536	1,662
6.5% 1/15/18	5,065	5,696
Equity One, Inc.:
3.75% 11/15/22	12,000	12,125
5.375% 10/15/15	585	600
6% 9/15/17	3,423	3,744
6.25% 1/15/17	2,422	2,610
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,609
6.2% 1/15/17	1,215	1,322
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.:
2.25% 3/15/18	$ 2,776	$ 2,799
4.7% 9/15/17	832	894
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,574
HRPT Properties Trust 6.65% 1/15/18	2,600	2,850
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,131
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (d)	1,964	2,004
4.95% 4/1/24	1,915	2,047
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,423
5% 12/15/23	1,073	1,174
Weingarten Realty Investors 3.375% 10/15/22	990	984
WP Carey, Inc.:
4% 2/1/25	6,705	6,656
4.6% 4/1/24	11,566	11,992
		146,327
Real Estate Management & Development - 2.0%
BioMed Realty LP:
2.625% 5/1/19	3,275	3,290
3.85% 4/15/16	7,140	7,349
4.25% 7/15/22	2,226	2,343
6.125% 4/15/20	1,872	2,147
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,815
4.1% 10/1/24	6,040	6,153
4.55% 10/1/29	6,040	6,273
4.95% 4/15/18	4,806	5,169
5.7% 5/1/17	2,243	2,426
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,678
ERP Operating LP:
2.375% 7/1/19	3,900	3,925
4.625% 12/15/21	7,320	8,130
Essex Portfolio LP 3.875% 5/1/24	4,176	4,373
Liberty Property LP:
3.375% 6/15/23	3,567	3,545
4.125% 6/15/22	2,421	2,534
5.5% 12/15/16	3,158	3,381
6.625% 10/1/17	3,709	4,141
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 4,581	$ 4,599
3.15% 5/15/23	7,757	7,058
4.5% 4/18/22	1,473	1,490
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,280
5.5% 10/1/15	5,995	6,153
6.05% 9/1/16	4,436	4,747
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,093
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,281
Regency Centers LP 5.25% 8/1/15	2,315	2,358
Tanger Properties LP:
3.75% 12/1/24	4,213	4,325
3.875% 12/1/23	2,574	2,669
6.125% 6/1/20	4,725	5,477
Ventas Realty LP:
3.5% 2/1/25	1,793	1,808
4.375% 2/1/45	1,071	1,081
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,154
		130,245
TOTAL FINANCIALS		1,070,349
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19	1,853	1,895
4.685% 12/15/44	1,720	1,878
		3,773
Health Care Providers & Services - 0.6%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	7,069
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,934
4.75% 5/1/23	300	316
5.875% 3/15/22	355	399
6.5% 2/15/20	4,514	5,135
UnitedHealth Group, Inc.:
2.75% 2/15/23	865	874
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
2.875% 3/15/23	$ 8,722	$ 8,914
WellPoint, Inc. 3.3% 1/15/23	9,384	9,620
		37,261
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,592	1,709
Pharmaceuticals - 0.3%
AbbVie, Inc. 1.75% 11/6/17	6,181	6,228
Bayer U.S. Finance LLC:
3% 10/8/21 (d)	3,125	3,230
3.375% 10/8/24 (d)	2,157	2,248
Perrigo Finance PLC:
3.5% 12/15/21	1,504	1,556
3.9% 12/15/24	2,241	2,324
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,738
Zoetis, Inc. 3.25% 2/1/23	2,627	2,616
		19,940
TOTAL HEALTH CARE		62,683
INDUSTRIALS - 0.5%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	825	909
6.795% 2/2/20	86	91
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,605	1,706
8.36% 1/20/19	5,298	5,788
		8,494
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,049
3.75% 2/1/22	6,348	6,446
3.875% 4/1/21	5,850	6,026
4.25% 9/15/24	5,062	5,214
		20,735
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	$ 2,984	$ 3,344
TOTAL INDUSTRIALS		32,573
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,194	1,209
6.55% 10/1/17	2,421	2,718
		3,927
MATERIALS - 1.6%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	5,029
4.25% 11/15/20	2,512	2,748
		7,777
Metals & Mining - 1.5%
Alcoa, Inc.:
5.125% 10/1/24	6,517	7,089
5.4% 4/15/21	9,855	10,824
Anglo American Capital PLC 4.125% 4/15/21 (d)	6,319	6,428
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,810
4.1% 5/1/23	45,332	45,131
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	5,087	5,370
4.25% 7/17/42 (d)	1,402	1,366
4.5% 8/13/23 (d)	2,306	2,500
4.875% 11/4/44 (d)	4,329	4,602
5.625% 10/18/43 (d)	4,322	5,063
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,347	3,070
		95,253
TOTAL MATERIALS		103,030
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc. 5.55% 8/15/41	27,220	29,656
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	298
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
5.15% 6/15/17	$ 528	$ 557
6% 4/1/17	1,320	1,412
6.15% 9/15/19	3,260	3,562
Embarq Corp.:
7.082% 6/1/16	4,231	4,524
7.995% 6/1/36	11,427	13,370
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,538
4.5% 9/15/20	60,362	66,387
5.012% 8/21/54 (d)	40,410	42,216
6.1% 4/15/18	6,019	6,803
6.55% 9/15/43	40,272	52,992
		238,315
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 3.125% 7/16/22	3,499	3,569
TOTAL TELECOMMUNICATION SERVICES		241,884
UTILITIES - 2.5%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 2.95% 12/15/22	2,683	2,691
American Transmission Systems, Inc. 5% 9/1/44 (d)	2,220	2,544
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	8,443	9,920
6.4% 9/15/20 (d)	11,231	13,312
Edison International 3.75% 9/15/17	3,716	3,936
FirstEnergy Corp.:
2.75% 3/15/18	8,427	8,589
4.25% 3/15/23	9,775	10,292
7.375% 11/15/31	13,700	17,480
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,092
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,265
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,459
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,876
TECO Finance, Inc. 5.15% 3/15/20	2,067	2,310
		94,766
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	$ 2,894	$ 3,125
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,598
		4,723
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
2.5566% 9/30/66 (h)	12,726	11,831
7.5% 6/30/66 (h)	3,654	3,781
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,287
5.25% 2/15/43	5,352	6,420
5.45% 9/15/20	1,461	1,672
5.8% 2/1/42	2,709	3,387
5.95% 6/15/41	4,935	6,338
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,437
6% 9/1/21	6,916	8,222
6.5% 12/15/20	2,216	2,652
Sempra Energy 2.3% 4/1/17	5,159	5,267
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	4,001	4,021
		64,315
TOTAL UTILITIES		163,804
TOTAL NONCONVERTIBLE BONDS (Cost $2,172,816)		2,289,642
U.S. Government and Government Agency Obligations - 20.3%

U.S. Treasury Inflation-Protected Obligations - 3.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	123,356	125,843
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	78,224	92,971
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		218,814
U.S. Treasury Obligations - 16.9%
U.S. Treasury Notes:
0.5% 1/31/17 (c)	115,229	114,995
0.625% 12/31/16	221,240	221,413
0.875% 10/15/17	6,769	6,764
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 11/15/17 (f)	$ 581,420	$ 580,407
0.875% 1/15/18 (g)	62,760	62,569
1% 12/15/17	105,580	105,712
TOTAL U.S. TREASURY OBLIGATIONS		1,091,860
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,307,590)		1,310,674
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 1.2%
2.053% 6/1/36 (h)	118	126
2.389% 7/1/37 (h)	203	217
2.424% 2/1/35 (h)	1,842	1,967
2.5% 4/1/27 to 8/1/43	10,758	10,941
2.5% 3/1/30 (e)	500	512
3% 3/1/30 (e)	5,000	5,235
3% 3/1/30 (e)	1,800	1,885
3% 10/1/42 to 5/1/43	8,483	8,662
3.5% 11/1/25 to 7/1/43	8,469	8,892
3.5% 3/1/30 (e)	500	530
4% 10/1/40 to 9/1/44	4,146	4,446
4.5% 12/1/23 to 10/1/44	15,637	17,101
5% 10/1/21 to 10/1/41	2,699	2,981
5.5% 9/1/23 to 9/1/41	10,484	11,796
6% 3/1/22	45	50
TOTAL FANNIE MAE		75,341
Freddie Mac - 0.8%
3.136% 10/1/35 (h)(k)	144	154
3.5% 8/1/42 to 4/1/43	13,722	14,386
4% 6/1/24 to 8/1/44	23,468	25,288
4% 6/1/33	1,801	1,948
4.5% 7/1/25 to 3/1/44	3,154	3,427
5% 1/1/41 to 7/1/41	2,601	2,897
5.5% 11/1/33 to 8/1/38	304	342
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 7/1/37 to 8/1/37	$ 833	$ 951
6.5% 9/1/39	940	1,071
TOTAL FREDDIE MAC		50,464
Ginnie Mae - 0.8%
3% 2/20/45	13,399	13,779
3.5% 3/15/42 to 8/20/43	12,466	13,117
4% 11/20/40 to 6/20/44	7,799	8,401
4% 3/1/45 (e)	6,400	6,806
4% 3/1/45 (e)	100	106
4.5% 5/15/39 to 5/20/41	6,241	6,858
5% 4/15/40	1,542	1,736
5.5% 12/20/28 to 8/20/37	1,845	2,061
TOTAL GINNIE MAE		52,864
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $176,221)		178,669
Asset-Backed Securities - 1.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (h)	421	364
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (h)	141	139
Airspeed Ltd. Series 2007-1A Class C1, 2.672% 6/15/32 (d)(h)	5,070	3,055
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (h)	33	30
Series 2004-R2 Class M3, 0.9933% 4/25/34 (h)	57	39
Series 2005-R2 Class M1, 0.621% 4/25/35 (h)	109	109
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (h)	30	28
Series 2004-W7 Class M1, 0.9933% 5/25/34 (h)	808	771
Series 2006-W4 Class A2C, 0.331% 5/25/36 (h)	744	258
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	2,369	2,367
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (h)	1,140	760
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.421% 3/25/32 (MGIC Investment Corp. Insured) (h)	$ 16	$ 15
Series 2004-3 Class M4, 1.626% 4/25/34 (h)	47	39
Series 2004-4 Class M2, 0.966% 6/25/34 (h)	72	65
Series 2004-7 Class AF5, 5.868% 1/25/35	1,960	2,014
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (h)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (h)	231	205
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (h)	8	8
Fremont Home Loan Trust Series 2005-A Class M4, 1.1883% 1/25/35 (h)	220	145
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (d)(h)	1,234	1,060
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (d)(h)	27	26
Series 2006-2A:
Class A, 0.353% 11/15/34 (d)(h)	553	527
Class B, 0.453% 11/15/34 (d)(h)	200	185
Class C, 0.553% 11/15/34 (d)(h)	331	292
Class D, 0.923% 11/15/34 (d)(h)	158	137
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (d)	5,244	5,213
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	259	11
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (h)	130	122
Series 2003-3 Class M1, 1.461% 8/25/33 (h)	310	299
Series 2003-5 Class A2, 0.871% 12/25/33 (h)	21	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (h)	913	586
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (h)	438	434
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (h)	124	124
Series 2006-A Class 2C, 1.4046% 3/27/42 (h)	1,605	283
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (h)	255	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (h)	56	41
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (h)	193	174
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (h)	$ 305	$ 283
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (h)	1,013	968
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (h)	36	33
Series 2004-NC8 Class M6, 2.0433% 9/25/34 (h)	65	55
Series 2005-NC1 Class M1, 0.831% 1/25/35 (h)	219	205
Series 2005-NC2 Class B1, 1.926% 3/25/35 (h)	154	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (h)	903	806
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (h)	337	316
Class M4, 2.3433% 9/25/34 (h)	433	261
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (h)	3	3
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	6,198	6,233
Series 2014-1 Class D, 2.91% 4/15/20	6,070	6,098
Series 2014-4:
Class C, 2.6% 11/16/20	3,358	3,376
Class D, 3.1% 11/16/20	5,782	5,796
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (h)	497	481
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (d)	8,966	8,990
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (h)	36	31
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (h)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (d)(h)	1,761	933
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (d)	4,186	4,161
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (d)	5,705	5,670
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (d)	7,023	7,024
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (d)	7,029	7,027
Series 2014-NP11 Class A1, 3.875% 4/25/55 (d)	13,663	13,693
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (d)	23,128	23,131
TOTAL ASSET-BACKED SECURITIES (Cost $113,600)		115,565
Collateralized Mortgage Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.4%
CSMC Series 2014-3R:
Class 2A1, 0.8695% 5/27/37 (d)(h)	$ 12,037	$ 11,389
Class AA1, 0.4212% 5/27/37 (d)(h)	6,933	6,356
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (h)	302	301
Granite Master Issuer PLC floater:
Series 2006-4 Class M1, 0.5135% 12/20/54 (h)	710	691
Series 2007-1:
Class 1M1, 0.4735% 12/20/54 (h)	894	867
Class 2M1, 0.6735% 12/20/54 (h)	1,148	1,125
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (h)	341	355
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (h)	698	599
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (h)	290	271
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (h)	526	481
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (h)	771	728
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (d)(h)	252	234
Class B6, 3.0163% 6/10/35 (d)(h)	334	309
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (h)	16	15
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (h)	106	106
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,027)		23,827
Commercial Mortgage Securities - 7.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (h)(j)	386	7
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.711% 5/10/45 (h)	131	132
Series 2006-3 Class A4, 5.889% 7/10/44	4,400	4,604
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,220
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	3,402	3,418
Series 2006-6 Class E, 5.619% 10/10/45 (d)	633	87
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2007-2 Class A4, 5.6281% 4/10/49 (h)	$ 4,000	$ 4,245
Series 2007-3:
Class A3, 5.5907% 6/10/49 (h)	1,301	1,304
Class A4, 5.5907% 6/10/49 (h)	2,283	2,439
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (d)(h)	30	27
Series 2005-3A:
Class A2, 0.571% 11/25/35 (d)(h)	215	196
Class M1, 0.611% 11/25/35 (d)(h)	58	51
Class M2, 0.661% 11/25/35 (d)(h)	43	34
Class M3, 0.681% 11/25/35 (d)(h)	39	29
Class M4, 0.771% 11/25/35 (d)(h)	48	36
Series 2005-4A:
Class A2, 0.561% 1/25/36 (d)(h)	534	474
Class B1, 1.571% 1/25/36 (d)(h)	28	13
Class M1, 0.621% 1/25/36 (d)(h)	172	136
Class M2, 0.641% 1/25/36 (d)(h)	65	50
Class M3, 0.671% 1/25/36 (d)(h)	94	70
Class M4, 0.781% 1/25/36 (d)(h)	52	38
Class M5, 0.821% 1/25/36 (d)(h)	52	37
Class M6, 0.871% 1/25/36 (d)(h)	56	37
Series 2006-1:
Class A2, 0.531% 4/25/36 (d)(h)	107	94
Class M1, 0.551% 4/25/36 (d)(h)	65	52
Class M2, 0.571% 4/25/36 (d)(h)	69	53
Class M3, 0.591% 4/25/36 (d)(h)	59	45
Class M4, 0.691% 4/25/36 (d)(h)	33	25
Class M5, 0.731% 4/25/36 (d)(h)	32	23
Class M6, 0.811% 4/25/36 (d)(h)	65	44
Series 2006-2A:
Class M1, 0.481% 7/25/36 (d)(h)	96	74
Class M2, 0.501% 7/25/36 (d)(h)	68	51
Class M3, 0.521% 7/25/36 (d)(h)	56	40
Class M4, 0.591% 7/25/36 (d)(h)	64	43
Class M5, 0.641% 7/25/36 (d)(h)	47	29
Series 2006-3A Class M4, 0.601% 10/25/36 (d)(h)	39	5
Series 2006-4A:
Class A2, 0.441% 12/25/36 (d)(h)	1,625	1,429
Class M1, 0.461% 12/25/36 (d)(h)	130	99
Class M2, 0.481% 12/25/36 (d)(h)	87	56
Class M3, 0.511% 12/25/36 (d)(h)	88	49
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1 Class A2, 0.441% 3/25/37 (d)(h)	$ 340	$ 292
Series 2007-2A:
Class A1, 0.441% 7/25/37 (d)(h)	993	837
Class A2, 0.491% 7/25/37 (d)(h)	930	746
Class M1, 0.541% 7/25/37 (d)(h)	317	110
Class M2, 0.581% 7/25/37 (d)(h)	207	41
Class M3, 0.661% 7/25/37 (d)(h)	158	12
Series 2007-3:
Class A2, 0.461% 7/25/37 (d)(h)	341	285
Class M1, 0.481% 7/25/37 (d)(h)	181	139
Class M2, 0.511% 7/25/37 (d)(h)	193	124
Class M3, 0.541% 7/25/37 (d)(h)	311	132
Class M4, 0.671% 7/25/37 (d)(h)	489	150
Class M5, 0.771% 7/25/37 (d)(h)	229	38
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (d)(h)	176	33
Class M2, 1.2183% 9/25/37 (d)(h)	51	8
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-T22 Class A4, 5.5714% 4/12/38 (h)	126	130
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (d)(h)(j)	63,160	211
Series 2007-T28 Class X2, 0.1365% 9/11/42 (d)(h)(j)	39,337	54
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (d)(h)	228	217
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1665% 12/15/27 (d)(h)	2,535	2,538
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	2,605	2,701
Series 2007-CD4 Class A3, 5.293% 12/11/49	100	100
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,223	1,189
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.023% 4/15/17 (d)(h)	100	100
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6983% 6/15/39 (h)	9,820	10,502
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	991	1,067
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (d)(h)	750	746
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (d)(h)(j)	$ 4	$ 0 *
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (d)(h)	1,677	182
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,214
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	21,553
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (h)	3,109	3,231
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,268	2,403
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	1,300	1,320
Class DFX, 4.4065% 11/5/30 (d)	11,967	12,187
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.453% 11/15/18 (d)(h)	112	111
Class F, 0.503% 11/15/18 (d)(h)	227	221
Class G, 0.533% 11/15/18 (d)(h)	198	191
Class H, 0.673% 11/15/18 (d)(h)	190	182
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	4,362	4,580
Series 2007-CB18 Class A4, 5.44% 6/12/47	12,809	13,559
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (h)	97,451	104,321
Series 2007-CB19:
Class B, 5.6985% 2/12/49 (h)	93	33
Class C, 5.6985% 2/12/49 (h)	245	56
Class D, 5.6985% 2/12/49 (h)	257	28
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (h)	65	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (h)	3,760	4,064
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	565	572
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4198% 1/12/44 (d)(h)	953	930
Series 2007-C1 Class A4, 5.837% 6/12/50 (h)	4,145	4,466
Series 2008-C1 Class A4, 5.69% 2/12/51	1,717	1,865
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (h)	2,820	2,967
Class ASB, 5.133% 12/12/49 (h)	241	245
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	$ 26,699	$ 28,573
Series 2007-7 Class A4, 5.7473% 6/12/50 (h)	5,132	5,524
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,095	341
Series 2007-7 Class B, 5.7473% 6/12/50 (h)	1,409	57
Series 2007-8 Class A3, 5.8862% 8/12/49 (h)	944	1,025
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (d)(h)	227	202
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (d)(h)	4	4
Class D, 0.357% 10/15/20 (d)(h)	422	420
Class E, 0.417% 10/15/20 (d)(h)	528	523
Class F, 0.467% 10/15/20 (d)(h)	397	394
Class G, 0.507% 10/15/20 (d)(h)	491	485
Class H, 0.597% 10/15/20 (d)(h)	309	299
Class J, 0.747% 10/15/20 (d)(h)	179	164
sequential payer Series 2007-IQ15 Class A4, 5.9083% 6/11/49 (h)	22,540	24,345
Series 2007-HQ12 Class A4, 5.6074% 4/12/49 (h)	5,793	5,793
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	19,062	20,428
Class B, 5.7403% 4/15/49 (h)	269	23
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	184	61
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (d)(h)	114	112
Class J, 0.773% 9/15/21 (d)(h)	314	298
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (d)(h)	2,710	2,597
Class LXR1, 0.873% 6/15/20 (d)(h)	168	163
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	32,898
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	33,908
Series 2007-C32 Class A3, 5.7206% 6/15/49 (h)	16,199	17,333
Series 2007-C33 Class A4, 5.9428% 2/15/51 (h)	31,536	33,623
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,102
Series 2005-C22:
Class B, 5.3597% 12/15/44 (h)	2,428	2,404
Class F, 5.3597% 12/15/44 (d)(h)	1,826	461
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.6742% 4/15/47 (h)	$ 4,515	$ 4,441
Series 2007-C31A Class A2, 5.421% 4/15/47	283	282
Series 2007-C32:
Class D, 5.7206% 6/15/49 (h)	823	594
Class E, 5.7206% 6/15/49 (h)	1,297	738
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $459,858)		457,495
Municipal Securities - 2.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,835	1,849
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,516
7.3% 10/1/39	9,330	14,065
7.625% 3/1/40	2,175	3,440
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,510	1,830
Series 2012 B, 5.432% 1/1/42	5,580	5,193
6.314% 1/1/44	29,170	30,505
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	640	666
5.1% 6/1/33	40,020	40,389
Series 2010-1, 6.63% 2/1/35	4,420	4,981
Series 2010-3:
6.725% 4/1/35	5,880	6,675
7.35% 7/1/35	3,010	3,592
Series 2011:
5.365% 3/1/17	195	210
5.665% 3/1/18	4,230	4,613
5.877% 3/1/19	8,795	9,744
Series 2013:
1.84% 12/1/16	4,160	4,163
3.6% 12/1/19	3,585	3,632
TOTAL MUNICIPAL SECURITIES (Cost $132,235)		137,063
Foreign Government and Government Agency Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (d)	$ 6,150	$ 6,188
Brazilian Federative Republic 4.25% 1/7/25	5,790	5,587
United Mexican States 3.5% 1/21/21	31,541	32,960
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $43,743)		44,735
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $8,959)	8,981	9,174
Fixed-Income Funds - 24.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i)	10,783,241	1,184,431
Fidelity Specialized High Income Central Fund (i)	3,966,175	421,565
TOTAL FIXED-INCOME FUNDS (Cost $1,553,019)		1,605,996
Preferred Securities - 0.2%
Principal Amount (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	$ 10,602	12,356
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $140,652)	140,651,617	140,652
Cash Equivalents - 1.6%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $101,710)	$ 101,711	$ 101,710
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,243,355)		6,427,558
NET OTHER ASSETS (LIABILITIES) - 0.3%		18,103
NET ASSETS - 100%		$ 6,445,661
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/30	$ (1,800)	(1,885)
3% 3/1/30	(1,800)	(1,885)
TOTAL FANNIE MAE		(3,770)
Ginnie Mae
4% 3/1/45	(6,300)	(6,700)
4% 3/1/45	(200)	(213)
4% 3/1/45	(100)	(106)
TOTAL GINNIE MAE		(7,019)
TOTAL TBA SALE COMMITMENTS (Proceeds $10,764)		$ (10,789)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s) (2)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	$ 6,500	$ (143)	$ (255)	$ (398)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,085	(93)	(191)	(284)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(108)	(423)	(531)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(107)	(364)	(471)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,825	(296)	33	(263)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,823	(296)	88	(208)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	5,500	(103)	(75)	(178)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	3,823	(72)	(118)	(190)
TOTAL BUY PROTECTION						(1,218)	(1,305)	(2,523)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	50	(6)	0	(6)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%	502	(363)	0	(363)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	385	(54)	0	(54)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s) (2)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merill Lynch International	4.60%	$ 364	$ (133)	$ 0	$ (133)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	358	(55)	0	(55)
TOTAL SELL PROTECTION						(611)	0	(611)
TOTAL CREDIT DEFAULT SWAPS						$ (1,829)	$ (1,305)	$ (3,134)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $388,302,000 or 6.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,043,000.

(g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At the period end, the value of securities pledged amounted to $23,000.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) A portion of the security sold on a delayed delivery basis.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$101,710,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 101,710
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 157
Fidelity Mortgage Backed Securities Central Fund	13,824
Fidelity Specialized High Income Central Fund	9,911
Total	$ 23,892
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,156,163	$ 13,823	$ -	$ 1,184,431	26.9%
Fidelity Specialized High Income Central Fund	356,070	69,961	-	421,565	54.4%
Total	$ 1,512,233	$ 83,784	$ -	$ 1,605,996
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,289,642	$ -	$ 2,289,642	$ -
U.S. Government and Government Agency Obligations	1,310,674	-	1,310,674	-
U.S. Government Agency - Mortgage Securities	178,669	-	178,669	-
Asset-Backed Securities	115,565	-	114,628	937
Collateralized Mortgage Obligations	23,827	-	23,827	-
Commercial Mortgage Securities	457,495	-	456,009	1,486
Municipal Securities	137,063	-	137,063	-
Foreign Government and Government Agency Obligations	44,735	-	44,735	-
Bank Notes	9,174	-	9,174	-
Fixed-Income Funds	1,605,996	1,605,996	-	-
Preferred Securities	12,356	-	12,356	-
Money Market Funds	140,652	140,652	-	-
Cash Equivalents	101,710	-	101,710	-
Total Investments in Securities:	$ 6,427,558	$ 1,746,648	$ 4,678,487	$ 2,423
Derivative Instruments:
Liabilities
Swaps	$ (1,829)	$ -	$ (1,829)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (10,789)	$ -	$ (10,789)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (1,829)
Total Value of Derivatives	$ -	$ (1,829)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $101,710) - See accompanying schedule: Unaffiliated issuers (cost $4,549,684)	$ 4,680,910
Fidelity Central Funds (cost $1,693,671)	1,746,648
Total Investments (cost $6,243,355)		$ 6,427,558
Cash		3
Receivable for investments sold Regular delivery		17,800
Delayed delivery		5
Receivable for TBA sale commitments		10,764
Receivable for fund shares sold		96,330
Interest receivable		35,625
Distributions receivable from Fidelity Central Funds		27
Other receivables		125
Total assets		6,588,237

Liabilities
Payable for investments purchased Regular delivery	$ 5,154
Delayed delivery	15,065
TBA sale commitments, at value	10,789
Payable for fund shares redeemed	4,213
Distributions payable	1,237
Bi-lateral OTC swaps, at value	1,829
Accrued management fee	1,635
Distribution and service plan fees payable	50
Other affiliated payables	761
Other payables and accrued expenses	133
Collateral on securities loaned, at value	101,710
Total liabilities		142,576

Net Assets		$ 6,445,661
Net Assets consist of:
Paid in capital		$ 6,422,924
Undistributed net investment income		4,119
Accumulated undistributed net realized gain (loss) on investments		(162,426)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		181,044
Net Assets		$ 6,445,661

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($82,468 ÷ 10,331.8 shares)	$ 7.98

Maximum offering price per share (100/96.00 of $7.98)	$ 8.31
Class T: Net Asset Value and redemption price per share ($24,333 ÷ 3,046.9 shares)	$ 7.99

Maximum offering price per share (100/96.00 of $7.99)	$ 8.32
Class B: Net Asset Value and offering price per share ($2,195 ÷ 274.6 shares)A	$ 7.99

Class C: Net Asset Value and offering price per share ($31,945 ÷ 3,997.1 shares)A	$ 7.99

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,868,398 ÷ 734,678.9 shares)	$ 7.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($436,322 ÷ 54,563.6 shares)	$ 8.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 404
Interest		77,705
Income from Fidelity Central Funds		23,892
Total income		102,001

Expenses
Management fee	$ 9,571
Transfer agent fees	3,238
Distribution and service plan fees	305
Fund wide operations fee	1,187
Independent trustees' compensation	13
Miscellaneous	5
Total expenses before reductions	14,319
Expense reductions	(3)	14,316
Net investment income (loss)		87,685
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,971
Swaps	(453)
Total net realized gain (loss)		33,518
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,058)
Swaps	472
Delayed delivery commitments	113
Total change in net unrealized appreciation (depreciation)		(1,473)
Net gain (loss)		32,045
Net increase (decrease) in net assets resulting from operations		$ 119,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,685	$ 166,956
Net realized gain (loss)	33,518	9,198
Change in net unrealized appreciation (depreciation)	(1,473)	196,953
Net increase (decrease) in net assets resulting from operations	119,730	373,107
Distributions to shareholders from net investment income	(81,214)	(151,816)
Share transactions - net increase (decrease)	335,496	(116,184)
Total increase (decrease) in net assets	374,012	105,107

Net Assets
Beginning of period	6,071,649	5,966,542
End of period (including undistributed net investment income of $4,119 and distributions in excess of net investment income of $2,352, respectively)	$ 6,445,661	$ 6,071,649

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.93	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.89
Income from Investment Operations
Net investment income (loss) E	.101	.197	.152	.207	.220	.254
Net realized and unrealized gain (loss)	.042	.270	(.350)	.315	.183	.566
Total from investment operations	.143	.467	(.198)	.522	.403	.820
Distributions from net investment income	(.093)	(.177)	(.142)	(.202)	(.213)	(.240)
Net asset value, end of period	$ 7.98	$ 7.93	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Total ReturnB, C, D	1.81%	6.17%	(2.52)%	6.91%	5.49%	12.10%
Ratios to Average Net Assets F, H
Expenses before reductions	.77%A	.78%	.77%	.78%	.78%	.77%
Expenses net of fee waivers, if any	.77%A	.78%	.77%	.78%	.78%	.77%
Expenses net of all reductions	.77%A	.78%	.77%	.78%	.78%	.77%
Net investment income (loss)	2.57%A	2.52%	1.91%	2.66%	2.94%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 82	$ 70	$ 82	$ 110	$ 101	$ 173
Portfolio turnover rateG	223% A	218%	307%	276%	275% I	174% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.90
Income from Investment Operations
Net investment income (loss) E	.100	.196	.150	.205	.218	.252
Net realized and unrealized gain (loss)	.041	.280	(.349)	.314	.182	.555
Total from investment operations	.141	.476	(.199)	.519	.400	.807
Distributions from net investment income	(.091)	(.176)	(.141)	(.199)	(.210)	(.237)
Net asset value, end of period	$ 7.99	$ 7.94	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Total ReturnB, C, D	1.79%	6.29%	(2.54)%	6.88%	5.46%	11.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.80%A	.79%	.79%	.81%	.81%	.80%
Expenses net of fee waivers, if any	.80%A	.79%	.79%	.81%	.81%	.80%
Expenses net of all reductions	.80%A	.79%	.79%	.81%	.81%	.80%
Net investment income (loss)	2.54%A	2.51%	1.90%	2.63%	2.91%	3.51%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 27	$ 41	$ 39	$ 38	$ 53
Portfolio turnover rateG	223% A	218%	307%	276%	275%I	174% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) E	.072	.140	.094	.151	.165	.201
Net realized and unrealized gain (loss)	.042	.270	(.350)	.314	.182	.566
Total from investment operations	.114	.410	(.256)	.465	.347	.767
Distributions from net investment income	(.064)	(.120)	(.084)	(.145)	(.157)	(.187)
Net asset value, end of period	$ 7.99	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnB, C, D	1.44%	5.40%	(3.22)%	6.14%	4.71%	11.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51%A	1.50%	1.50%	1.50%	1.51%	1.51%
Expenses net of fee waivers, if any	1.51%A	1.50%	1.50%	1.50%	1.51%	1.51%
Expenses net of all reductions	1.51%A	1.50%	1.50%	1.50%	1.51%	1.51%
Net investment income (loss)	1.83%A	1.80%	1.18%	1.94%	2.21%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 4	$ 7	$ 8	$ 12
Portfolio turnover rateG	223% A	218%	307%	276%	275% I	174% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) E	.071	.139	.092	.149	.164	.200
Net realized and unrealized gain (loss)	.042	.270	(.349)	.315	.182	.566
Total from investment operations	.113	.409	(.257)	.464	.346	.766
Distributions from net investment income	(.063)	(.119)	(.083)	(.144)	(.156)	(.186)
Net asset value, end of period	$ 7.99	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnB, C, D	1.43%	5.38%	(3.24)%	6.11%	4.70%	11.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53%A	1.51%	1.52%	1.52%	1.53%	1.52%
Expenses net of fee waivers, if any	1.53%A	1.51%	1.52%	1.52%	1.53%	1.52%
Expenses net of all reductions	1.53%A	1.51%	1.52%	1.52%	1.53%	1.52%
Net investment income (loss)	1.81%A	1.78%	1.16%	1.92%	2.19%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$ 32	$ 36	$ 29	$ 44	$ 31	$ 35
Portfolio turnover rateG	223% A	218%	307%	276%	275%I	174%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.98	$ 7.67	$ 7.47	$ 6.90
Income from Investment Operations
Net investment income (loss) D	.114	.222	.177	.233	.245	.277
Net realized and unrealized gain (loss)	.041	.270	(.339)	.304	.192	.556
Total from investment operations	.155	.492	(.162)	.537	.437	.833
Distributions from net investment income	(.105)	(.202)	(.168)	(.227)	(.237)	(.263)
Net asset value, end of period	$ 7.99	$ 7.94	$ 7.65	$ 7.98	$ 7.67	$ 7.47
Total ReturnB, C	1.97%	6.51%	(2.08)%	7.12%	5.97%	12.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.89%A	2.85%	2.23%	2.99%	3.27%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 5,868	$ 5,520	$ 5,395	$ 4,876	$ 4,670	$ 7,345
Portfolio turnover rateF	223% A	218%	307%	276%	275% H	174%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) D	.112	.218	.171	.229	.240	.274
Net realized and unrealized gain (loss)	.041	.280	(.348)	.315	.184	.565
Total from investment operations	.153	.498	(.177)	.544	.424	.839
Distributions from net investment income	(.103)	(.198)	(.163)	(.224)	(.234)	(.259)
Net asset value, end of period	$ 8.00	$ 7.95	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnB, C	1.94%	6.58%	(2.26)%	7.20%	5.79%	12.38%
Ratios to Average Net Assets E, G
Expenses before reductions	.51%A	.51%	.52%	.50%	.48%	.50%
Expenses net of fee waivers, if any	.51%A	.51%	.52%	.50%	.48%	.50%
Expenses net of all reductions	.51%A	.51%	.52%	.50%	.48%	.50%
Net investment income (loss)	2.84%A	2.79%	2.17%	2.94%	3.24%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 436	$ 417	$ 416	$ 100	$ 91	$ 30
Portfolio turnover rateF	223% A	218%	307%	276%	275%H	174% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate

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3. Significant Accounting Policies - continued

Investment Valuation - continued

curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 209,123
Gross unrealized depreciation	(45,673)
Net unrealized appreciation (depreciation) on securities	$ 163,450

Tax cost	$ 6,264,108

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (67,932)
No expiration
Short-term	(73,531)
Total capital loss carryforward	$ (141,463)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	(453)	472

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $730,057 and $96,823, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 97	$ 4
Class T	-%	.25%	31	-
Class B	.65%	.25%	11	8
Class C	.75%	.25%	166	32
			$ 305	$ 44

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	1
Class B*	2
Class C*	1
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 65.17
Class T	24.20
Class B	3.25
Class C	27.17
Investment Grade Bond	2,800.10
Institutional Class	319.15
	$ 3,238

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, amounted to $358.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 911	$ 1,637
Class T	287	644
Class B	19	50
Class C	262	454
Investment Grade Bond	74,286	138,727
Institutional Class	5,449	10,304
Total	$ 81,214	$ 151,816

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	2,869	1,684	$ 22,710	$ 13,133
Reinvestment of distributions	108	187	857	1,460
Shares redeemed	(1,477)	(3,732)	(11,702)	(28,970)
Net increase (decrease)	1,500	(1,861)	$ 11,865	$ (14,377)
Class T
Shares sold	215	772	$ 1,699	$ 6,030
Reinvestment of distributions	34	74	274	579
Shares redeemed	(567)	(2,868)	(4,479)	(22,191)
Net increase (decrease)	(318)	(2,022)	$ (2,506)	$ (15,582)
Class B
Shares sold	8	14	$ 63	$ 110
Reinvestment of distributions	2	4	15	35
Shares redeemed	(61)	(280)	(488)	(2,172)
Net increase (decrease)	(51)	(262)	$ (410)	$ (2,027)

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class C
Shares sold	733	1,766	$ 5,827	$ 13,817
Reinvestment of distributions	28	48	219	379
Shares redeemed	(1,259)	(1,062)	(9,962)	(8,249)
Net increase (decrease)	(498)	752	$ (3,916)	$ 5,947
Investment Grade Bond
Shares sold	101,815	143,925	$ 808,409	$ 1,122,581
Reinvestment of distributions	8,485	16,369	67,420	127,825
Shares redeemed	(70,888)	(170,627)	(562,095)	(1,326,177)
Net increase (decrease)	39,412	(10,333)	$ 313,734	$ (75,771)
Institutional Class
Shares sold	13,074	10,034	$ 103,909	$ 78,572
Reinvestment of distributions	593	1,171	4,717	9,154
Shares redeemed	(11,565)	(13,088)	(91,897)	(102,100)
Net increase (decrease)	2,102	(1,883)	$ 16,729	$ (14,374)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management (U.K.)
Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IGB-USAN-0415
1.784858.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Investment Grade
Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.77%
Actual		$ 1,000.00	$ 1,018.10	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.80%
Actual		$ 1,000.00	$ 1,017.90	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class B	1.51%
Actual		$ 1,000.00	$ 1,014.40	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 1,014.30	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,019.70	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,019.40	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 41.7%	U.S. Government and U.S. Government Agency Obligations 50.3%
AAA 1.7%	AAA 1.8%
AA 2.7%	AA 2.7%
A 8.8%	A 9.0%
BBB 27.3%	BBB 25.6%
BB and Below 12.1%	BB and Below 8.2%
Not Rated 1.5%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	7.6	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	5.1	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*	As of August 31, 2014**
Corporate Bonds 40.8%	Corporate Bonds 36.7%
U.S. Government and U.S. Government Agency Obligations 41.7%	U.S. Government and U.S. Government Agency Obligations 50.3%
Asset-Backed Securities 1.8%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 7.5%	CMOs and Other Mortgage Related Securities 7.3%
Municipal Bonds 2.1%	Municipal Bonds 2.1%
Other Investments 1.9%	Other Investments 1.2%
Short-Term Investments and Net Other Assets (Liabilities) 4.2%	Short-Term Investments and Net Other Assets (Liabilities) 2.1%

* Foreign investments	8.5%	** Foreign investments	8.7%
* Futures and Swaps	(1.0)%	** Futures and Swaps	(1.2)%

A unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 0.6%
General Motors Co.:
3.5% 10/2/18	$ 5,025	$ 5,176
6.25% 10/2/43	843	1,046
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,625
3% 9/25/17	3,673	3,756
3.25% 5/15/18	2,630	2,686
3.5% 7/10/19	5,942	6,112
4.25% 5/15/23	2,950	3,090
4.375% 9/25/21	11,530	12,251
4.75% 8/15/17	2,790	2,958
		38,700
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,447	4,778
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	15,500	15,508
Media - 1.6%
COX Communications, Inc. 3.25% 12/15/22 (d)	2,605	2,630
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,205
Discovery Communications LLC 3.25% 4/1/23	954	946
News America Holdings, Inc. 7.75% 12/1/45	4,525	6,925
Time Warner Cable, Inc.:
4% 9/1/21	27,833	29,492
5.85% 5/1/17	1,845	2,011
6.75% 7/1/18	5,587	6,418
8.25% 4/1/19	10,913	13,328
Time Warner, Inc.:
4.9% 6/15/42	15,000	16,476
6.2% 3/15/40	5,000	6,340
Viacom, Inc. 4.25% 9/1/23	13,340	13,916
		105,687
Multiline Retail - 0.3%
Family Tree Escrow LLC 5.25% 3/1/20 (d)	15,000	15,675
TOTAL CONSUMER DISCRETIONARY		180,348
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Constellation Brands, Inc.:
3.75% 5/1/21	$ 5,000	$ 5,094
3.875% 11/15/19	351	364
Heineken NV 2.75% 4/1/23 (d)	2,773	2,732
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,930	4,107
		12,297
Food & Staples Retailing - 0.3%
CVS Health Corp. 4% 12/5/23	4,515	4,898
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,563	1,579
2.7% 11/18/19	3,525	3,588
3.3% 11/18/21	4,181	4,302
3.8% 11/18/24	3,194	3,326
		17,693
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,474
3.2% 1/25/23	2,085	2,056
		4,530
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,598
4% 1/31/24	3,444	3,689
4.75% 5/5/21	6,000	6,686
5.375% 1/31/44	5,897	6,984
9.25% 8/6/19	1,776	2,284
9.7% 11/10/18	2,882	3,707
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,852
4.75% 11/1/42	4,468	4,537
6.15% 9/15/43	2,440	2,951
6.75% 6/15/17	7,156	7,953
7.25% 6/15/37	9,654	12,677
		69,918
TOTAL CONSUMER STAPLES		104,438
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 5.1%
Energy Equipment & Services - 0.3%
DCP Midstream LLC:
4.75% 9/30/21 (d)	$ 4,849	$ 4,583
5.35% 3/15/20 (d)	4,973	4,901
5.85% 5/21/43 (d)(h)	9,697	7,782
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,425
		20,691
Oil, Gas & Consumable Fuels - 4.8%
BP Capital Markets PLC:
3.535% 11/4/24	6,458	6,634
4.5% 10/1/20	2,611	2,884
Chesapeake Energy Corp.:
6.125% 2/15/21	5,170	5,493
6.625% 8/15/20	9,485	10,315
7.25% 12/15/18	14,500	16,059
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,127
2.7% 4/1/19	1,510	1,427
3.875% 3/15/23	6,765	6,133
5.6% 4/1/44	5,868	5,080
El Paso Corp. 6.5% 9/15/20	4,651	5,366
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	5,030	5,196
Enable Midstream Partners LP:
2.4% 5/15/19 (d)	1,789	1,746
3.9% 5/15/24 (d)	1,887	1,851
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,937
Enterprise Products Operating LP:
2.55% 10/15/19	1,227	1,240
3.75% 2/15/25	4,121	4,285
Kinder Morgan, Inc.:
3.05% 12/1/19	4,338	4,379
4.3% 6/1/25	12,912	13,489
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,864
MPLX LP 4% 2/15/25	949	963
Nakilat, Inc. 6.067% 12/31/33 (d)	2,634	3,067
Petro-Canada 6.05% 5/15/18	1,963	2,207
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	5,177
7.25% 3/17/44	38,501	34,803
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
4.875% 1/18/24	$ 4,376	$ 4,654
5.5% 6/27/44	38,697	39,277
6.375% 1/23/45	13,790	15,426
6.5% 6/2/41	19,664	22,169
Phillips 66 Co. 4.3% 4/1/22	4,638	5,065
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	806
Southwestern Energy Co.:
3.3% 1/23/18	2,442	2,476
4.05% 1/23/20	4,431	4,539
4.95% 1/23/25	18,640	19,154
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,628
Spectra Energy Partners, LP:
2.95% 9/25/18	1,066	1,100
4.6% 6/15/21	1,124	1,233
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,640
4.55% 6/24/24	19,170	18,729
Western Gas Partners LP 5.375% 6/1/21	6,966	7,771
Williams Partners LP:
4.125% 11/15/20	1,029	1,076
4.3% 3/4/24	4,326	4,450
		305,915
TOTAL ENERGY		326,606
FINANCIALS - 16.6%
Banks - 7.0%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (d)	6,280	6,266
5.75% 9/26/23 (d)	5,628	5,726
Bank of America Corp.:
3.3% 1/11/23	26,509	26,877
3.875% 3/22/17	3,343	3,507
4.1% 7/24/23	6,196	6,660
4.25% 10/22/26	6,065	6,205
5.65% 5/1/18	3,745	4,160
5.75% 12/1/17	9,833	10,874
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
5.875% 1/5/21	$ 2,580	$ 3,014
Bank of America NA 5.3% 3/15/17	3,698	3,969
Barclays Bank PLC 2.5% 2/20/19	3,600	3,671
Barclays PLC 2.75% 11/8/19	5,118	5,177
Capital One NA 2.95% 7/23/21	8,151	8,253
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,229
3.953% 6/15/16	4,945	5,117
4.05% 7/30/22	2,865	2,985
4.5% 1/14/22	6,932	7,634
5.3% 5/6/44	11,751	13,146
5.5% 9/13/25	2,420	2,741
6.125% 5/15/18	3,326	3,750
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,760	6,003
Credit Suisse AG 6% 2/15/18	8,864	9,843
Discover Bank:
4.2% 8/8/23	4,147	4,432
7% 4/15/20	6,703	7,992
8.7% 11/18/19	1,409	1,731
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,214
8.25% 3/1/38	2,385	3,594
HBOS PLC 6.75% 5/21/18 (d)	3,056	3,421
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,282
5.25% 3/14/44	2,255	2,576
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,929
ING Bank NV 5.8% 9/25/23 (d)	2,826	3,245
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,697
2.35% 1/28/19	2,547	2,583
3.2% 1/25/23	13,623	13,862
3.25% 9/23/22	25,741	26,323
3.875% 9/10/24	15,129	15,426
4.125% 12/15/26	18,426	18,912
4.25% 10/15/20	2,763	3,019
4.35% 8/15/21	18,417	20,143
4.5% 1/24/22	4,927	5,447
4.625% 5/10/21	2,717	3,019
4.95% 3/25/20	11,055	12,383
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
KeyBank NA 6.95% 2/1/28	$ 1,344	$ 1,780
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,390
Regions Bank:
6.45% 6/26/37	9,230	11,536
7.5% 5/15/18	18,321	21,187
Regions Financial Corp. 2% 5/15/18	6,934	6,894
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	27,664	29,302
6% 12/19/23	25,238	28,253
6.1% 6/10/23	8,465	9,491
6.125% 12/15/22	13,328	15,035
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,720
		451,625
Capital Markets - 3.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,120	7,087
4.25% 2/15/24	2,258	2,386
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,270
2.625% 1/31/19	13,825	14,063
2.9% 7/19/18	9,276	9,548
5.25% 7/27/21	5,652	6,416
5.75% 1/24/22	7,392	8,644
5.95% 1/18/18	4,817	5,371
6.75% 10/1/37	15,413	19,959
Lazard Group LLC:
4.25% 11/14/20	4,700	5,004
6.85% 6/15/17	3,497	3,893
Morgan Stanley:
2.125% 4/25/18	9,946	10,019
2.375% 7/23/19	12,012	12,085
3.7% 10/23/24	10,321	10,656
3.75% 2/25/23	8,227	8,594
3.875% 4/29/24	9,504	9,979
4.875% 11/1/22	19,366	21,040
5% 11/24/25	12,124	13,362
5.75% 1/25/21	10,138	11,786
6.625% 4/1/18	7,981	9,078
		206,240
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	$ 4,866	$ 5,007
3.95% 11/6/24	4,069	4,148
5.2% 4/27/22	4,096	4,529
General Electric Capital Corp.:
4.625% 1/7/21	5,729	6,454
4.65% 10/17/21	2,325	2,637
Hyundai Capital America:
1.875% 8/9/16 (d)	1,594	1,611
2.125% 10/2/17 (d)	1,850	1,866
Synchrony Financial:
1.875% 8/15/17	1,427	1,429
3% 8/15/19	2,095	2,131
3.75% 8/15/21	3,164	3,283
4.25% 8/15/24	3,185	3,339
		36,434
Insurance - 1.5%
AIA Group Ltd. 2.25% 3/11/19 (d)	1,290	1,289
American International Group, Inc.:
2.3% 7/16/19	2,839	2,873
5.6% 10/18/16	5,665	6,070
Aon Corp. 5% 9/30/20	2,135	2,411
Five Corners Funding Trust 4.419% 11/15/23 (d)	5,900	6,350
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	10,398	10,762
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,723
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	5,273	5,849
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,313
MetLife, Inc. 4.368% 9/15/23	5,202	5,778
Metropolitan Life Global Funding I 3% 1/10/23 (d)	4,260	4,326
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,853	7,811
Pacific LifeCorp:
5.125% 1/30/43 (d)	8,278	9,389
6% 2/10/20 (d)	422	477
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,095
Symetra Financial Corp. 6.125% 4/1/16 (d)	4,900	5,105
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	7,586	8,720
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	$ 1,736	$ 1,772
4.125% 11/1/24 (d)	2,517	2,659
Unum Group 5.625% 9/15/20	4,155	4,706
		99,478
Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,265
4.6% 4/1/22	1,475	1,553
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,880
AvalonBay Communities, Inc.:
3.625% 10/1/20	2,721	2,860
4.2% 12/15/23	5,842	6,251
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,192
Camden Property Trust:
2.95% 12/15/22	2,605	2,569
4.25% 1/15/24	4,889	5,192
DDR Corp.:
3.625% 2/1/25	2,957	2,958
4.625% 7/15/22	9,008	9,680
4.75% 4/15/18	4,483	4,811
7.5% 4/1/17	2,623	2,922
9.625% 3/15/16	5,988	6,497
Duke Realty LP:
3.625% 4/15/23	3,352	3,415
3.75% 12/1/24	2,242	2,297
3.875% 10/15/22	9,433	9,817
4.375% 6/15/22	2,822	3,021
5.5% 3/1/16	5,038	5,251
5.95% 2/15/17	1,536	1,662
6.5% 1/15/18	5,065	5,696
Equity One, Inc.:
3.75% 11/15/22	12,000	12,125
5.375% 10/15/15	585	600
6% 9/15/17	3,423	3,744
6.25% 1/15/17	2,422	2,610
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,609
6.2% 1/15/17	1,215	1,322
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.:
2.25% 3/15/18	$ 2,776	$ 2,799
4.7% 9/15/17	832	894
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,574
HRPT Properties Trust 6.65% 1/15/18	2,600	2,850
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,131
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (d)	1,964	2,004
4.95% 4/1/24	1,915	2,047
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,423
5% 12/15/23	1,073	1,174
Weingarten Realty Investors 3.375% 10/15/22	990	984
WP Carey, Inc.:
4% 2/1/25	6,705	6,656
4.6% 4/1/24	11,566	11,992
		146,327
Real Estate Management & Development - 2.0%
BioMed Realty LP:
2.625% 5/1/19	3,275	3,290
3.85% 4/15/16	7,140	7,349
4.25% 7/15/22	2,226	2,343
6.125% 4/15/20	1,872	2,147
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,815
4.1% 10/1/24	6,040	6,153
4.55% 10/1/29	6,040	6,273
4.95% 4/15/18	4,806	5,169
5.7% 5/1/17	2,243	2,426
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,678
ERP Operating LP:
2.375% 7/1/19	3,900	3,925
4.625% 12/15/21	7,320	8,130
Essex Portfolio LP 3.875% 5/1/24	4,176	4,373
Liberty Property LP:
3.375% 6/15/23	3,567	3,545
4.125% 6/15/22	2,421	2,534
5.5% 12/15/16	3,158	3,381
6.625% 10/1/17	3,709	4,141
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 4,581	$ 4,599
3.15% 5/15/23	7,757	7,058
4.5% 4/18/22	1,473	1,490
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,280
5.5% 10/1/15	5,995	6,153
6.05% 9/1/16	4,436	4,747
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,093
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,281
Regency Centers LP 5.25% 8/1/15	2,315	2,358
Tanger Properties LP:
3.75% 12/1/24	4,213	4,325
3.875% 12/1/23	2,574	2,669
6.125% 6/1/20	4,725	5,477
Ventas Realty LP:
3.5% 2/1/25	1,793	1,808
4.375% 2/1/45	1,071	1,081
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,154
		130,245
TOTAL FINANCIALS		1,070,349
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19	1,853	1,895
4.685% 12/15/44	1,720	1,878
		3,773
Health Care Providers & Services - 0.6%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	7,069
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,934
4.75% 5/1/23	300	316
5.875% 3/15/22	355	399
6.5% 2/15/20	4,514	5,135
UnitedHealth Group, Inc.:
2.75% 2/15/23	865	874
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
2.875% 3/15/23	$ 8,722	$ 8,914
WellPoint, Inc. 3.3% 1/15/23	9,384	9,620
		37,261
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,592	1,709
Pharmaceuticals - 0.3%
AbbVie, Inc. 1.75% 11/6/17	6,181	6,228
Bayer U.S. Finance LLC:
3% 10/8/21 (d)	3,125	3,230
3.375% 10/8/24 (d)	2,157	2,248
Perrigo Finance PLC:
3.5% 12/15/21	1,504	1,556
3.9% 12/15/24	2,241	2,324
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,738
Zoetis, Inc. 3.25% 2/1/23	2,627	2,616
		19,940
TOTAL HEALTH CARE		62,683
INDUSTRIALS - 0.5%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	825	909
6.795% 2/2/20	86	91
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,605	1,706
8.36% 1/20/19	5,298	5,788
		8,494
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,049
3.75% 2/1/22	6,348	6,446
3.875% 4/1/21	5,850	6,026
4.25% 9/15/24	5,062	5,214
		20,735
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	$ 2,984	$ 3,344
TOTAL INDUSTRIALS		32,573
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,194	1,209
6.55% 10/1/17	2,421	2,718
		3,927
MATERIALS - 1.6%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	5,029
4.25% 11/15/20	2,512	2,748
		7,777
Metals & Mining - 1.5%
Alcoa, Inc.:
5.125% 10/1/24	6,517	7,089
5.4% 4/15/21	9,855	10,824
Anglo American Capital PLC 4.125% 4/15/21 (d)	6,319	6,428
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,810
4.1% 5/1/23	45,332	45,131
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	5,087	5,370
4.25% 7/17/42 (d)	1,402	1,366
4.5% 8/13/23 (d)	2,306	2,500
4.875% 11/4/44 (d)	4,329	4,602
5.625% 10/18/43 (d)	4,322	5,063
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,347	3,070
		95,253
TOTAL MATERIALS		103,030
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc. 5.55% 8/15/41	27,220	29,656
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	298
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
5.15% 6/15/17	$ 528	$ 557
6% 4/1/17	1,320	1,412
6.15% 9/15/19	3,260	3,562
Embarq Corp.:
7.082% 6/1/16	4,231	4,524
7.995% 6/1/36	11,427	13,370
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,538
4.5% 9/15/20	60,362	66,387
5.012% 8/21/54 (d)	40,410	42,216
6.1% 4/15/18	6,019	6,803
6.55% 9/15/43	40,272	52,992
		238,315
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 3.125% 7/16/22	3,499	3,569
TOTAL TELECOMMUNICATION SERVICES		241,884
UTILITIES - 2.5%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 2.95% 12/15/22	2,683	2,691
American Transmission Systems, Inc. 5% 9/1/44 (d)	2,220	2,544
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	8,443	9,920
6.4% 9/15/20 (d)	11,231	13,312
Edison International 3.75% 9/15/17	3,716	3,936
FirstEnergy Corp.:
2.75% 3/15/18	8,427	8,589
4.25% 3/15/23	9,775	10,292
7.375% 11/15/31	13,700	17,480
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,092
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,265
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,459
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,876
TECO Finance, Inc. 5.15% 3/15/20	2,067	2,310
		94,766
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	$ 2,894	$ 3,125
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,598
		4,723
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
2.5566% 9/30/66 (h)	12,726	11,831
7.5% 6/30/66 (h)	3,654	3,781
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,287
5.25% 2/15/43	5,352	6,420
5.45% 9/15/20	1,461	1,672
5.8% 2/1/42	2,709	3,387
5.95% 6/15/41	4,935	6,338
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,437
6% 9/1/21	6,916	8,222
6.5% 12/15/20	2,216	2,652
Sempra Energy 2.3% 4/1/17	5,159	5,267
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	4,001	4,021
		64,315
TOTAL UTILITIES		163,804
TOTAL NONCONVERTIBLE BONDS (Cost $2,172,816)		2,289,642
U.S. Government and Government Agency Obligations - 20.3%

U.S. Treasury Inflation-Protected Obligations - 3.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	123,356	125,843
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	78,224	92,971
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		218,814
U.S. Treasury Obligations - 16.9%
U.S. Treasury Notes:
0.5% 1/31/17 (c)	115,229	114,995
0.625% 12/31/16	221,240	221,413
0.875% 10/15/17	6,769	6,764
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 11/15/17 (f)	$ 581,420	$ 580,407
0.875% 1/15/18 (g)	62,760	62,569
1% 12/15/17	105,580	105,712
TOTAL U.S. TREASURY OBLIGATIONS		1,091,860
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,307,590)		1,310,674
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 1.2%
2.053% 6/1/36 (h)	118	126
2.389% 7/1/37 (h)	203	217
2.424% 2/1/35 (h)	1,842	1,967
2.5% 4/1/27 to 8/1/43	10,758	10,941
2.5% 3/1/30 (e)	500	512
3% 3/1/30 (e)	5,000	5,235
3% 3/1/30 (e)	1,800	1,885
3% 10/1/42 to 5/1/43	8,483	8,662
3.5% 11/1/25 to 7/1/43	8,469	8,892
3.5% 3/1/30 (e)	500	530
4% 10/1/40 to 9/1/44	4,146	4,446
4.5% 12/1/23 to 10/1/44	15,637	17,101
5% 10/1/21 to 10/1/41	2,699	2,981
5.5% 9/1/23 to 9/1/41	10,484	11,796
6% 3/1/22	45	50
TOTAL FANNIE MAE		75,341
Freddie Mac - 0.8%
3.136% 10/1/35 (h)(k)	144	154
3.5% 8/1/42 to 4/1/43	13,722	14,386
4% 6/1/24 to 8/1/44	23,468	25,288
4% 6/1/33	1,801	1,948
4.5% 7/1/25 to 3/1/44	3,154	3,427
5% 1/1/41 to 7/1/41	2,601	2,897
5.5% 11/1/33 to 8/1/38	304	342
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 7/1/37 to 8/1/37	$ 833	$ 951
6.5% 9/1/39	940	1,071
TOTAL FREDDIE MAC		50,464
Ginnie Mae - 0.8%
3% 2/20/45	13,399	13,779
3.5% 3/15/42 to 8/20/43	12,466	13,117
4% 11/20/40 to 6/20/44	7,799	8,401
4% 3/1/45 (e)	6,400	6,806
4% 3/1/45 (e)	100	106
4.5% 5/15/39 to 5/20/41	6,241	6,858
5% 4/15/40	1,542	1,736
5.5% 12/20/28 to 8/20/37	1,845	2,061
TOTAL GINNIE MAE		52,864
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $176,221)		178,669
Asset-Backed Securities - 1.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (h)	421	364
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (h)	141	139
Airspeed Ltd. Series 2007-1A Class C1, 2.672% 6/15/32 (d)(h)	5,070	3,055
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (h)	33	30
Series 2004-R2 Class M3, 0.9933% 4/25/34 (h)	57	39
Series 2005-R2 Class M1, 0.621% 4/25/35 (h)	109	109
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (h)	30	28
Series 2004-W7 Class M1, 0.9933% 5/25/34 (h)	808	771
Series 2006-W4 Class A2C, 0.331% 5/25/36 (h)	744	258
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	2,369	2,367
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (h)	1,140	760
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.421% 3/25/32 (MGIC Investment Corp. Insured) (h)	$ 16	$ 15
Series 2004-3 Class M4, 1.626% 4/25/34 (h)	47	39
Series 2004-4 Class M2, 0.966% 6/25/34 (h)	72	65
Series 2004-7 Class AF5, 5.868% 1/25/35	1,960	2,014
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (h)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (h)	231	205
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (h)	8	8
Fremont Home Loan Trust Series 2005-A Class M4, 1.1883% 1/25/35 (h)	220	145
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (d)(h)	1,234	1,060
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (d)(h)	27	26
Series 2006-2A:
Class A, 0.353% 11/15/34 (d)(h)	553	527
Class B, 0.453% 11/15/34 (d)(h)	200	185
Class C, 0.553% 11/15/34 (d)(h)	331	292
Class D, 0.923% 11/15/34 (d)(h)	158	137
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (d)	5,244	5,213
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	259	11
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (h)	130	122
Series 2003-3 Class M1, 1.461% 8/25/33 (h)	310	299
Series 2003-5 Class A2, 0.871% 12/25/33 (h)	21	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (h)	913	586
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (h)	438	434
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (h)	124	124
Series 2006-A Class 2C, 1.4046% 3/27/42 (h)	1,605	283
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (h)	255	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (h)	56	41
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (h)	193	174
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (h)	$ 305	$ 283
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (h)	1,013	968
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (h)	36	33
Series 2004-NC8 Class M6, 2.0433% 9/25/34 (h)	65	55
Series 2005-NC1 Class M1, 0.831% 1/25/35 (h)	219	205
Series 2005-NC2 Class B1, 1.926% 3/25/35 (h)	154	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (h)	903	806
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (h)	337	316
Class M4, 2.3433% 9/25/34 (h)	433	261
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (h)	3	3
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	6,198	6,233
Series 2014-1 Class D, 2.91% 4/15/20	6,070	6,098
Series 2014-4:
Class C, 2.6% 11/16/20	3,358	3,376
Class D, 3.1% 11/16/20	5,782	5,796
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (h)	497	481
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (d)	8,966	8,990
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (h)	36	31
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (h)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (d)(h)	1,761	933
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (d)	4,186	4,161
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (d)	5,705	5,670
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (d)	7,023	7,024
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (d)	7,029	7,027
Series 2014-NP11 Class A1, 3.875% 4/25/55 (d)	13,663	13,693
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (d)	23,128	23,131
TOTAL ASSET-BACKED SECURITIES (Cost $113,600)		115,565
Collateralized Mortgage Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.4%
CSMC Series 2014-3R:
Class 2A1, 0.8695% 5/27/37 (d)(h)	$ 12,037	$ 11,389
Class AA1, 0.4212% 5/27/37 (d)(h)	6,933	6,356
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (h)	302	301
Granite Master Issuer PLC floater:
Series 2006-4 Class M1, 0.5135% 12/20/54 (h)	710	691
Series 2007-1:
Class 1M1, 0.4735% 12/20/54 (h)	894	867
Class 2M1, 0.6735% 12/20/54 (h)	1,148	1,125
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (h)	341	355
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (h)	698	599
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (h)	290	271
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (h)	526	481
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (h)	771	728
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (d)(h)	252	234
Class B6, 3.0163% 6/10/35 (d)(h)	334	309
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (h)	16	15
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (h)	106	106
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,027)		23,827
Commercial Mortgage Securities - 7.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (h)(j)	386	7
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.711% 5/10/45 (h)	131	132
Series 2006-3 Class A4, 5.889% 7/10/44	4,400	4,604
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,220
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	3,402	3,418
Series 2006-6 Class E, 5.619% 10/10/45 (d)	633	87
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2007-2 Class A4, 5.6281% 4/10/49 (h)	$ 4,000	$ 4,245
Series 2007-3:
Class A3, 5.5907% 6/10/49 (h)	1,301	1,304
Class A4, 5.5907% 6/10/49 (h)	2,283	2,439
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (d)(h)	30	27
Series 2005-3A:
Class A2, 0.571% 11/25/35 (d)(h)	215	196
Class M1, 0.611% 11/25/35 (d)(h)	58	51
Class M2, 0.661% 11/25/35 (d)(h)	43	34
Class M3, 0.681% 11/25/35 (d)(h)	39	29
Class M4, 0.771% 11/25/35 (d)(h)	48	36
Series 2005-4A:
Class A2, 0.561% 1/25/36 (d)(h)	534	474
Class B1, 1.571% 1/25/36 (d)(h)	28	13
Class M1, 0.621% 1/25/36 (d)(h)	172	136
Class M2, 0.641% 1/25/36 (d)(h)	65	50
Class M3, 0.671% 1/25/36 (d)(h)	94	70
Class M4, 0.781% 1/25/36 (d)(h)	52	38
Class M5, 0.821% 1/25/36 (d)(h)	52	37
Class M6, 0.871% 1/25/36 (d)(h)	56	37
Series 2006-1:
Class A2, 0.531% 4/25/36 (d)(h)	107	94
Class M1, 0.551% 4/25/36 (d)(h)	65	52
Class M2, 0.571% 4/25/36 (d)(h)	69	53
Class M3, 0.591% 4/25/36 (d)(h)	59	45
Class M4, 0.691% 4/25/36 (d)(h)	33	25
Class M5, 0.731% 4/25/36 (d)(h)	32	23
Class M6, 0.811% 4/25/36 (d)(h)	65	44
Series 2006-2A:
Class M1, 0.481% 7/25/36 (d)(h)	96	74
Class M2, 0.501% 7/25/36 (d)(h)	68	51
Class M3, 0.521% 7/25/36 (d)(h)	56	40
Class M4, 0.591% 7/25/36 (d)(h)	64	43
Class M5, 0.641% 7/25/36 (d)(h)	47	29
Series 2006-3A Class M4, 0.601% 10/25/36 (d)(h)	39	5
Series 2006-4A:
Class A2, 0.441% 12/25/36 (d)(h)	1,625	1,429
Class M1, 0.461% 12/25/36 (d)(h)	130	99
Class M2, 0.481% 12/25/36 (d)(h)	87	56
Class M3, 0.511% 12/25/36 (d)(h)	88	49
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1 Class A2, 0.441% 3/25/37 (d)(h)	$ 340	$ 292
Series 2007-2A:
Class A1, 0.441% 7/25/37 (d)(h)	993	837
Class A2, 0.491% 7/25/37 (d)(h)	930	746
Class M1, 0.541% 7/25/37 (d)(h)	317	110
Class M2, 0.581% 7/25/37 (d)(h)	207	41
Class M3, 0.661% 7/25/37 (d)(h)	158	12
Series 2007-3:
Class A2, 0.461% 7/25/37 (d)(h)	341	285
Class M1, 0.481% 7/25/37 (d)(h)	181	139
Class M2, 0.511% 7/25/37 (d)(h)	193	124
Class M3, 0.541% 7/25/37 (d)(h)	311	132
Class M4, 0.671% 7/25/37 (d)(h)	489	150
Class M5, 0.771% 7/25/37 (d)(h)	229	38
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (d)(h)	176	33
Class M2, 1.2183% 9/25/37 (d)(h)	51	8
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-T22 Class A4, 5.5714% 4/12/38 (h)	126	130
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (d)(h)(j)	63,160	211
Series 2007-T28 Class X2, 0.1365% 9/11/42 (d)(h)(j)	39,337	54
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (d)(h)	228	217
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1665% 12/15/27 (d)(h)	2,535	2,538
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	2,605	2,701
Series 2007-CD4 Class A3, 5.293% 12/11/49	100	100
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,223	1,189
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.023% 4/15/17 (d)(h)	100	100
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6983% 6/15/39 (h)	9,820	10,502
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	991	1,067
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (d)(h)	750	746
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (d)(h)(j)	$ 4	$ 0 *
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (d)(h)	1,677	182
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,214
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	21,553
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (h)	3,109	3,231
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,268	2,403
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	1,300	1,320
Class DFX, 4.4065% 11/5/30 (d)	11,967	12,187
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.453% 11/15/18 (d)(h)	112	111
Class F, 0.503% 11/15/18 (d)(h)	227	221
Class G, 0.533% 11/15/18 (d)(h)	198	191
Class H, 0.673% 11/15/18 (d)(h)	190	182
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	4,362	4,580
Series 2007-CB18 Class A4, 5.44% 6/12/47	12,809	13,559
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (h)	97,451	104,321
Series 2007-CB19:
Class B, 5.6985% 2/12/49 (h)	93	33
Class C, 5.6985% 2/12/49 (h)	245	56
Class D, 5.6985% 2/12/49 (h)	257	28
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (h)	65	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (h)	3,760	4,064
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	565	572
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4198% 1/12/44 (d)(h)	953	930
Series 2007-C1 Class A4, 5.837% 6/12/50 (h)	4,145	4,466
Series 2008-C1 Class A4, 5.69% 2/12/51	1,717	1,865
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (h)	2,820	2,967
Class ASB, 5.133% 12/12/49 (h)	241	245
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	$ 26,699	$ 28,573
Series 2007-7 Class A4, 5.7473% 6/12/50 (h)	5,132	5,524
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,095	341
Series 2007-7 Class B, 5.7473% 6/12/50 (h)	1,409	57
Series 2007-8 Class A3, 5.8862% 8/12/49 (h)	944	1,025
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (d)(h)	227	202
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (d)(h)	4	4
Class D, 0.357% 10/15/20 (d)(h)	422	420
Class E, 0.417% 10/15/20 (d)(h)	528	523
Class F, 0.467% 10/15/20 (d)(h)	397	394
Class G, 0.507% 10/15/20 (d)(h)	491	485
Class H, 0.597% 10/15/20 (d)(h)	309	299
Class J, 0.747% 10/15/20 (d)(h)	179	164
sequential payer Series 2007-IQ15 Class A4, 5.9083% 6/11/49 (h)	22,540	24,345
Series 2007-HQ12 Class A4, 5.6074% 4/12/49 (h)	5,793	5,793
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	19,062	20,428
Class B, 5.7403% 4/15/49 (h)	269	23
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	184	61
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (d)(h)	114	112
Class J, 0.773% 9/15/21 (d)(h)	314	298
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (d)(h)	2,710	2,597
Class LXR1, 0.873% 6/15/20 (d)(h)	168	163
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	32,898
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	33,908
Series 2007-C32 Class A3, 5.7206% 6/15/49 (h)	16,199	17,333
Series 2007-C33 Class A4, 5.9428% 2/15/51 (h)	31,536	33,623
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,102
Series 2005-C22:
Class B, 5.3597% 12/15/44 (h)	2,428	2,404
Class F, 5.3597% 12/15/44 (d)(h)	1,826	461
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.6742% 4/15/47 (h)	$ 4,515	$ 4,441
Series 2007-C31A Class A2, 5.421% 4/15/47	283	282
Series 2007-C32:
Class D, 5.7206% 6/15/49 (h)	823	594
Class E, 5.7206% 6/15/49 (h)	1,297	738
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $459,858)		457,495
Municipal Securities - 2.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,835	1,849
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,516
7.3% 10/1/39	9,330	14,065
7.625% 3/1/40	2,175	3,440
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,510	1,830
Series 2012 B, 5.432% 1/1/42	5,580	5,193
6.314% 1/1/44	29,170	30,505
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	640	666
5.1% 6/1/33	40,020	40,389
Series 2010-1, 6.63% 2/1/35	4,420	4,981
Series 2010-3:
6.725% 4/1/35	5,880	6,675
7.35% 7/1/35	3,010	3,592
Series 2011:
5.365% 3/1/17	195	210
5.665% 3/1/18	4,230	4,613
5.877% 3/1/19	8,795	9,744
Series 2013:
1.84% 12/1/16	4,160	4,163
3.6% 12/1/19	3,585	3,632
TOTAL MUNICIPAL SECURITIES (Cost $132,235)		137,063
Foreign Government and Government Agency Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (d)	$ 6,150	$ 6,188
Brazilian Federative Republic 4.25% 1/7/25	5,790	5,587
United Mexican States 3.5% 1/21/21	31,541	32,960
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $43,743)		44,735
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $8,959)	8,981	9,174
Fixed-Income Funds - 24.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i)	10,783,241	1,184,431
Fidelity Specialized High Income Central Fund (i)	3,966,175	421,565
TOTAL FIXED-INCOME FUNDS (Cost $1,553,019)		1,605,996
Preferred Securities - 0.2%
Principal Amount (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	$ 10,602	12,356
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $140,652)	140,651,617	140,652
Cash Equivalents - 1.6%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $101,710)	$ 101,711	$ 101,710
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,243,355)		6,427,558
NET OTHER ASSETS (LIABILITIES) - 0.3%		18,103
NET ASSETS - 100%		$ 6,445,661
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/30	$ (1,800)	(1,885)
3% 3/1/30	(1,800)	(1,885)
TOTAL FANNIE MAE		(3,770)
Ginnie Mae
4% 3/1/45	(6,300)	(6,700)
4% 3/1/45	(200)	(213)
4% 3/1/45	(100)	(106)
TOTAL GINNIE MAE		(7,019)
TOTAL TBA SALE COMMITMENTS (Proceeds $10,764)		$ (10,789)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s) (2)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	$ 6,500	$ (143)	$ (255)	$ (398)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,085	(93)	(191)	(284)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(108)	(423)	(531)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(107)	(364)	(471)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,825	(296)	33	(263)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,823	(296)	88	(208)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	5,500	(103)	(75)	(178)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	3,823	(72)	(118)	(190)
TOTAL BUY PROTECTION						(1,218)	(1,305)	(2,523)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	50	(6)	0	(6)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%	502	(363)	0	(363)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	385	(54)	0	(54)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s) (2)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merill Lynch International	4.60%	$ 364	$ (133)	$ 0	$ (133)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	358	(55)	0	(55)
TOTAL SELL PROTECTION						(611)	0	(611)
TOTAL CREDIT DEFAULT SWAPS						$ (1,829)	$ (1,305)	$ (3,134)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $388,302,000 or 6.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,043,000.

(g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At the period end, the value of securities pledged amounted to $23,000.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) A portion of the security sold on a delayed delivery basis.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$101,710,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 101,710
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 157
Fidelity Mortgage Backed Securities Central Fund	13,824
Fidelity Specialized High Income Central Fund	9,911
Total	$ 23,892
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,156,163	$ 13,823	$ -	$ 1,184,431	26.9%
Fidelity Specialized High Income Central Fund	356,070	69,961	-	421,565	54.4%
Total	$ 1,512,233	$ 83,784	$ -	$ 1,605,996
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,289,642	$ -	$ 2,289,642	$ -
U.S. Government and Government Agency Obligations	1,310,674	-	1,310,674	-
U.S. Government Agency - Mortgage Securities	178,669	-	178,669	-
Asset-Backed Securities	115,565	-	114,628	937
Collateralized Mortgage Obligations	23,827	-	23,827	-
Commercial Mortgage Securities	457,495	-	456,009	1,486
Municipal Securities	137,063	-	137,063	-
Foreign Government and Government Agency Obligations	44,735	-	44,735	-
Bank Notes	9,174	-	9,174	-
Fixed-Income Funds	1,605,996	1,605,996	-	-
Preferred Securities	12,356	-	12,356	-
Money Market Funds	140,652	140,652	-	-
Cash Equivalents	101,710	-	101,710	-
Total Investments in Securities:	$ 6,427,558	$ 1,746,648	$ 4,678,487	$ 2,423
Derivative Instruments:
Liabilities
Swaps	$ (1,829)	$ -	$ (1,829)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (10,789)	$ -	$ (10,789)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (1,829)
Total Value of Derivatives	$ -	$ (1,829)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $101,710) - See accompanying schedule: Unaffiliated issuers (cost $4,549,684)	$ 4,680,910
Fidelity Central Funds (cost $1,693,671)	1,746,648
Total Investments (cost $6,243,355)		$ 6,427,558
Cash		3
Receivable for investments sold Regular delivery		17,800
Delayed delivery		5
Receivable for TBA sale commitments		10,764
Receivable for fund shares sold		96,330
Interest receivable		35,625
Distributions receivable from Fidelity Central Funds		27
Other receivables		125
Total assets		6,588,237

Liabilities
Payable for investments purchased Regular delivery	$ 5,154
Delayed delivery	15,065
TBA sale commitments, at value	10,789
Payable for fund shares redeemed	4,213
Distributions payable	1,237
Bi-lateral OTC swaps, at value	1,829
Accrued management fee	1,635
Distribution and service plan fees payable	50
Other affiliated payables	761
Other payables and accrued expenses	133
Collateral on securities loaned, at value	101,710
Total liabilities		142,576

Net Assets		$ 6,445,661
Net Assets consist of:
Paid in capital		$ 6,422,924
Undistributed net investment income		4,119
Accumulated undistributed net realized gain (loss) on investments		(162,426)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		181,044
Net Assets		$ 6,445,661

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($82,468 ÷ 10,331.8 shares)	$ 7.98

Maximum offering price per share (100/96.00 of $7.98)	$ 8.31
Class T: Net Asset Value and redemption price per share ($24,333 ÷ 3,046.9 shares)	$ 7.99

Maximum offering price per share (100/96.00 of $7.99)	$ 8.32
Class B: Net Asset Value and offering price per share ($2,195 ÷ 274.6 shares)A	$ 7.99

Class C: Net Asset Value and offering price per share ($31,945 ÷ 3,997.1 shares)A	$ 7.99

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,868,398 ÷ 734,678.9 shares)	$ 7.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($436,322 ÷ 54,563.6 shares)	$ 8.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 404
Interest		77,705
Income from Fidelity Central Funds		23,892
Total income		102,001

Expenses
Management fee	$ 9,571
Transfer agent fees	3,238
Distribution and service plan fees	305
Fund wide operations fee	1,187
Independent trustees' compensation	13
Miscellaneous	5
Total expenses before reductions	14,319
Expense reductions	(3)	14,316
Net investment income (loss)		87,685
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,971
Swaps	(453)
Total net realized gain (loss)		33,518
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,058)
Swaps	472
Delayed delivery commitments	113
Total change in net unrealized appreciation (depreciation)		(1,473)
Net gain (loss)		32,045
Net increase (decrease) in net assets resulting from operations		$ 119,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,685	$ 166,956
Net realized gain (loss)	33,518	9,198
Change in net unrealized appreciation (depreciation)	(1,473)	196,953
Net increase (decrease) in net assets resulting from operations	119,730	373,107
Distributions to shareholders from net investment income	(81,214)	(151,816)
Share transactions - net increase (decrease)	335,496	(116,184)
Total increase (decrease) in net assets	374,012	105,107

Net Assets
Beginning of period	6,071,649	5,966,542
End of period (including undistributed net investment income of $4,119 and distributions in excess of net investment income of $2,352, respectively)	$ 6,445,661	$ 6,071,649

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.93	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.89
Income from Investment Operations
Net investment income (loss) E	.101	.197	.152	.207	.220	.254
Net realized and unrealized gain (loss)	.042	.270	(.350)	.315	.183	.566
Total from investment operations	.143	.467	(.198)	.522	.403	.820
Distributions from net investment income	(.093)	(.177)	(.142)	(.202)	(.213)	(.240)
Net asset value, end of period	$ 7.98	$ 7.93	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Total ReturnB, C, D	1.81%	6.17%	(2.52)%	6.91%	5.49%	12.10%
Ratios to Average Net Assets F, H
Expenses before reductions	.77%A	.78%	.77%	.78%	.78%	.77%
Expenses net of fee waivers, if any	.77%A	.78%	.77%	.78%	.78%	.77%
Expenses net of all reductions	.77%A	.78%	.77%	.78%	.78%	.77%
Net investment income (loss)	2.57%A	2.52%	1.91%	2.66%	2.94%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 82	$ 70	$ 82	$ 110	$ 101	$ 173
Portfolio turnover rateG	223% A	218%	307%	276%	275% I	174% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.90
Income from Investment Operations
Net investment income (loss) E	.100	.196	.150	.205	.218	.252
Net realized and unrealized gain (loss)	.041	.280	(.349)	.314	.182	.555
Total from investment operations	.141	.476	(.199)	.519	.400	.807
Distributions from net investment income	(.091)	(.176)	(.141)	(.199)	(.210)	(.237)
Net asset value, end of period	$ 7.99	$ 7.94	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Total ReturnB, C, D	1.79%	6.29%	(2.54)%	6.88%	5.46%	11.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.80%A	.79%	.79%	.81%	.81%	.80%
Expenses net of fee waivers, if any	.80%A	.79%	.79%	.81%	.81%	.80%
Expenses net of all reductions	.80%A	.79%	.79%	.81%	.81%	.80%
Net investment income (loss)	2.54%A	2.51%	1.90%	2.63%	2.91%	3.51%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 27	$ 41	$ 39	$ 38	$ 53
Portfolio turnover rateG	223% A	218%	307%	276%	275%I	174% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) E	.072	.140	.094	.151	.165	.201
Net realized and unrealized gain (loss)	.042	.270	(.350)	.314	.182	.566
Total from investment operations	.114	.410	(.256)	.465	.347	.767
Distributions from net investment income	(.064)	(.120)	(.084)	(.145)	(.157)	(.187)
Net asset value, end of period	$ 7.99	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnB, C, D	1.44%	5.40%	(3.22)%	6.14%	4.71%	11.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51%A	1.50%	1.50%	1.50%	1.51%	1.51%
Expenses net of fee waivers, if any	1.51%A	1.50%	1.50%	1.50%	1.51%	1.51%
Expenses net of all reductions	1.51%A	1.50%	1.50%	1.50%	1.51%	1.51%
Net investment income (loss)	1.83%A	1.80%	1.18%	1.94%	2.21%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 4	$ 7	$ 8	$ 12
Portfolio turnover rateG	223% A	218%	307%	276%	275% I	174% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) E	.071	.139	.092	.149	.164	.200
Net realized and unrealized gain (loss)	.042	.270	(.349)	.315	.182	.566
Total from investment operations	.113	.409	(.257)	.464	.346	.766
Distributions from net investment income	(.063)	(.119)	(.083)	(.144)	(.156)	(.186)
Net asset value, end of period	$ 7.99	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnB, C, D	1.43%	5.38%	(3.24)%	6.11%	4.70%	11.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53%A	1.51%	1.52%	1.52%	1.53%	1.52%
Expenses net of fee waivers, if any	1.53%A	1.51%	1.52%	1.52%	1.53%	1.52%
Expenses net of all reductions	1.53%A	1.51%	1.52%	1.52%	1.53%	1.52%
Net investment income (loss)	1.81%A	1.78%	1.16%	1.92%	2.19%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$ 32	$ 36	$ 29	$ 44	$ 31	$ 35
Portfolio turnover rateG	223% A	218%	307%	276%	275%I	174%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.98	$ 7.67	$ 7.47	$ 6.90
Income from Investment Operations
Net investment income (loss) D	.114	.222	.177	.233	.245	.277
Net realized and unrealized gain (loss)	.041	.270	(.339)	.304	.192	.556
Total from investment operations	.155	.492	(.162)	.537	.437	.833
Distributions from net investment income	(.105)	(.202)	(.168)	(.227)	(.237)	(.263)
Net asset value, end of period	$ 7.99	$ 7.94	$ 7.65	$ 7.98	$ 7.67	$ 7.47
Total ReturnB, C	1.97%	6.51%	(2.08)%	7.12%	5.97%	12.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.89%A	2.85%	2.23%	2.99%	3.27%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 5,868	$ 5,520	$ 5,395	$ 4,876	$ 4,670	$ 7,345
Portfolio turnover rateF	223% A	218%	307%	276%	275% H	174%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) D	.112	.218	.171	.229	.240	.274
Net realized and unrealized gain (loss)	.041	.280	(.348)	.315	.184	.565
Total from investment operations	.153	.498	(.177)	.544	.424	.839
Distributions from net investment income	(.103)	(.198)	(.163)	(.224)	(.234)	(.259)
Net asset value, end of period	$ 8.00	$ 7.95	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnB, C	1.94%	6.58%	(2.26)%	7.20%	5.79%	12.38%
Ratios to Average Net Assets E, G
Expenses before reductions	.51%A	.51%	.52%	.50%	.48%	.50%
Expenses net of fee waivers, if any	.51%A	.51%	.52%	.50%	.48%	.50%
Expenses net of all reductions	.51%A	.51%	.52%	.50%	.48%	.50%
Net investment income (loss)	2.84%A	2.79%	2.17%	2.94%	3.24%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 436	$ 417	$ 416	$ 100	$ 91	$ 30
Portfolio turnover rateF	223% A	218%	307%	276%	275%H	174% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

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3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 209,123
Gross unrealized depreciation	(45,673)
Net unrealized appreciation (depreciation) on securities	$ 163,450

Tax cost	$ 6,264,108

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (67,932)
No expiration
Short-term	(73,531)
Total capital loss carryforward	$ (141,463)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	(453)	472

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain

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4. Derivative Instruments - continued

Credit Default Swaps - continued

credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $730,057 and $96,823, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 97	$ 4
Class T	-%	.25%	31	-
Class B	.65%	.25%	11	8
Class C	.75%	.25%	166	32
			$ 305	$ 44

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6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	1
Class B*	2
Class C*	1
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 65.17
Class T	24.20
Class B	3.25
Class C	27.17
Investment Grade Bond	2,800.10
Institutional Class	319.15
	$ 3,238

* Annualized

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, amounted to $358.

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9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 911	$ 1,637
Class T	287	644
Class B	19	50
Class C	262	454
Investment Grade Bond	74,286	138,727
Institutional Class	5,449	10,304
Total	$ 81,214	$ 151,816

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	2,869	1,684	$ 22,710	$ 13,133
Reinvestment of distributions	108	187	857	1,460
Shares redeemed	(1,477)	(3,732)	(11,702)	(28,970)
Net increase (decrease)	1,500	(1,861)	$ 11,865	$ (14,377)
Class T
Shares sold	215	772	$ 1,699	$ 6,030
Reinvestment of distributions	34	74	274	579
Shares redeemed	(567)	(2,868)	(4,479)	(22,191)
Net increase (decrease)	(318)	(2,022)	$ (2,506)	$ (15,582)
Class B
Shares sold	8	14	$ 63	$ 110
Reinvestment of distributions	2	4	15	35
Shares redeemed	(61)	(280)	(488)	(2,172)
Net increase (decrease)	(51)	(262)	$ (410)	$ (2,027)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class C
Shares sold	733	1,766	$ 5,827	$ 13,817
Reinvestment of distributions	28	48	219	379
Shares redeemed	(1,259)	(1,062)	(9,962)	(8,249)
Net increase (decrease)	(498)	752	$ (3,916)	$ 5,947
Investment Grade Bond
Shares sold	101,815	143,925	$ 808,409	$ 1,122,581
Reinvestment of distributions	8,485	16,369	67,420	127,825
Shares redeemed	(70,888)	(170,627)	(562,095)	(1,326,177)
Net increase (decrease)	39,412	(10,333)	$ 313,734	$ (75,771)
Institutional Class
Shares sold	13,074	10,034	$ 103,909	$ 78,572
Reinvestment of distributions	593	1,171	4,717	9,154
Shares redeemed	(11,565)	(13,088)	(91,897)	(102,100)
Net increase (decrease)	2,102	(1,883)	$ 16,729	$ (14,374)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGB-USAN-0415
1.784859.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Institutional Class

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.77%
Actual		$ 1,000.00	$ 1,018.10	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.80%
Actual		$ 1,000.00	$ 1,017.90	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class B	1.51%
Actual		$ 1,000.00	$ 1,014.40	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 1,014.30	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,019.70	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,019.40	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 41.7%	U.S. Government and U.S. Government Agency Obligations 50.3%
AAA 1.7%	AAA 1.8%
AA 2.7%	AA 2.7%
A 8.8%	A 9.0%
BBB 27.3%	BBB 25.6%
BB and Below 12.1%	BB and Below 8.2%
Not Rated 1.5%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	7.6	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	5.1	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*	As of August 31, 2014**
Corporate Bonds 40.8%	Corporate Bonds 36.7%
U.S. Government and U.S. Government Agency Obligations 41.7%	U.S. Government and U.S. Government Agency Obligations 50.3%
Asset-Backed Securities 1.8%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 7.5%	CMOs and Other Mortgage Related Securities 7.3%
Municipal Bonds 2.1%	Municipal Bonds 2.1%
Other Investments 1.9%	Other Investments 1.2%
Short-Term Investments and Net Other Assets (Liabilities) 4.2%	Short-Term Investments and Net Other Assets (Liabilities) 2.1%

* Foreign investments	8.5%	** Foreign investments	8.7%
* Futures and Swaps	(1.0)%	** Futures and Swaps	(1.2)%

A unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 0.6%
General Motors Co.:
3.5% 10/2/18	$ 5,025	$ 5,176
6.25% 10/2/43	843	1,046
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,625
3% 9/25/17	3,673	3,756
3.25% 5/15/18	2,630	2,686
3.5% 7/10/19	5,942	6,112
4.25% 5/15/23	2,950	3,090
4.375% 9/25/21	11,530	12,251
4.75% 8/15/17	2,790	2,958
		38,700
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,447	4,778
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	15,500	15,508
Media - 1.6%
COX Communications, Inc. 3.25% 12/15/22 (d)	2,605	2,630
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,205
Discovery Communications LLC 3.25% 4/1/23	954	946
News America Holdings, Inc. 7.75% 12/1/45	4,525	6,925
Time Warner Cable, Inc.:
4% 9/1/21	27,833	29,492
5.85% 5/1/17	1,845	2,011
6.75% 7/1/18	5,587	6,418
8.25% 4/1/19	10,913	13,328
Time Warner, Inc.:
4.9% 6/15/42	15,000	16,476
6.2% 3/15/40	5,000	6,340
Viacom, Inc. 4.25% 9/1/23	13,340	13,916
		105,687
Multiline Retail - 0.3%
Family Tree Escrow LLC 5.25% 3/1/20 (d)	15,000	15,675
TOTAL CONSUMER DISCRETIONARY		180,348
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Constellation Brands, Inc.:
3.75% 5/1/21	$ 5,000	$ 5,094
3.875% 11/15/19	351	364
Heineken NV 2.75% 4/1/23 (d)	2,773	2,732
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,930	4,107
		12,297
Food & Staples Retailing - 0.3%
CVS Health Corp. 4% 12/5/23	4,515	4,898
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,563	1,579
2.7% 11/18/19	3,525	3,588
3.3% 11/18/21	4,181	4,302
3.8% 11/18/24	3,194	3,326
		17,693
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,474
3.2% 1/25/23	2,085	2,056
		4,530
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,598
4% 1/31/24	3,444	3,689
4.75% 5/5/21	6,000	6,686
5.375% 1/31/44	5,897	6,984
9.25% 8/6/19	1,776	2,284
9.7% 11/10/18	2,882	3,707
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,852
4.75% 11/1/42	4,468	4,537
6.15% 9/15/43	2,440	2,951
6.75% 6/15/17	7,156	7,953
7.25% 6/15/37	9,654	12,677
		69,918
TOTAL CONSUMER STAPLES		104,438
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 5.1%
Energy Equipment & Services - 0.3%
DCP Midstream LLC:
4.75% 9/30/21 (d)	$ 4,849	$ 4,583
5.35% 3/15/20 (d)	4,973	4,901
5.85% 5/21/43 (d)(h)	9,697	7,782
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,425
		20,691
Oil, Gas & Consumable Fuels - 4.8%
BP Capital Markets PLC:
3.535% 11/4/24	6,458	6,634
4.5% 10/1/20	2,611	2,884
Chesapeake Energy Corp.:
6.125% 2/15/21	5,170	5,493
6.625% 8/15/20	9,485	10,315
7.25% 12/15/18	14,500	16,059
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,127
2.7% 4/1/19	1,510	1,427
3.875% 3/15/23	6,765	6,133
5.6% 4/1/44	5,868	5,080
El Paso Corp. 6.5% 9/15/20	4,651	5,366
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	5,030	5,196
Enable Midstream Partners LP:
2.4% 5/15/19 (d)	1,789	1,746
3.9% 5/15/24 (d)	1,887	1,851
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,937
Enterprise Products Operating LP:
2.55% 10/15/19	1,227	1,240
3.75% 2/15/25	4,121	4,285
Kinder Morgan, Inc.:
3.05% 12/1/19	4,338	4,379
4.3% 6/1/25	12,912	13,489
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,864
MPLX LP 4% 2/15/25	949	963
Nakilat, Inc. 6.067% 12/31/33 (d)	2,634	3,067
Petro-Canada 6.05% 5/15/18	1,963	2,207
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	5,177
7.25% 3/17/44	38,501	34,803
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
4.875% 1/18/24	$ 4,376	$ 4,654
5.5% 6/27/44	38,697	39,277
6.375% 1/23/45	13,790	15,426
6.5% 6/2/41	19,664	22,169
Phillips 66 Co. 4.3% 4/1/22	4,638	5,065
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	806
Southwestern Energy Co.:
3.3% 1/23/18	2,442	2,476
4.05% 1/23/20	4,431	4,539
4.95% 1/23/25	18,640	19,154
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,628
Spectra Energy Partners, LP:
2.95% 9/25/18	1,066	1,100
4.6% 6/15/21	1,124	1,233
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,640
4.55% 6/24/24	19,170	18,729
Western Gas Partners LP 5.375% 6/1/21	6,966	7,771
Williams Partners LP:
4.125% 11/15/20	1,029	1,076
4.3% 3/4/24	4,326	4,450
		305,915
TOTAL ENERGY		326,606
FINANCIALS - 16.6%
Banks - 7.0%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (d)	6,280	6,266
5.75% 9/26/23 (d)	5,628	5,726
Bank of America Corp.:
3.3% 1/11/23	26,509	26,877
3.875% 3/22/17	3,343	3,507
4.1% 7/24/23	6,196	6,660
4.25% 10/22/26	6,065	6,205
5.65% 5/1/18	3,745	4,160
5.75% 12/1/17	9,833	10,874
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
5.875% 1/5/21	$ 2,580	$ 3,014
Bank of America NA 5.3% 3/15/17	3,698	3,969
Barclays Bank PLC 2.5% 2/20/19	3,600	3,671
Barclays PLC 2.75% 11/8/19	5,118	5,177
Capital One NA 2.95% 7/23/21	8,151	8,253
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,229
3.953% 6/15/16	4,945	5,117
4.05% 7/30/22	2,865	2,985
4.5% 1/14/22	6,932	7,634
5.3% 5/6/44	11,751	13,146
5.5% 9/13/25	2,420	2,741
6.125% 5/15/18	3,326	3,750
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,760	6,003
Credit Suisse AG 6% 2/15/18	8,864	9,843
Discover Bank:
4.2% 8/8/23	4,147	4,432
7% 4/15/20	6,703	7,992
8.7% 11/18/19	1,409	1,731
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,214
8.25% 3/1/38	2,385	3,594
HBOS PLC 6.75% 5/21/18 (d)	3,056	3,421
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,282
5.25% 3/14/44	2,255	2,576
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,929
ING Bank NV 5.8% 9/25/23 (d)	2,826	3,245
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,697
2.35% 1/28/19	2,547	2,583
3.2% 1/25/23	13,623	13,862
3.25% 9/23/22	25,741	26,323
3.875% 9/10/24	15,129	15,426
4.125% 12/15/26	18,426	18,912
4.25% 10/15/20	2,763	3,019
4.35% 8/15/21	18,417	20,143
4.5% 1/24/22	4,927	5,447
4.625% 5/10/21	2,717	3,019
4.95% 3/25/20	11,055	12,383
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
KeyBank NA 6.95% 2/1/28	$ 1,344	$ 1,780
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,390
Regions Bank:
6.45% 6/26/37	9,230	11,536
7.5% 5/15/18	18,321	21,187
Regions Financial Corp. 2% 5/15/18	6,934	6,894
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	27,664	29,302
6% 12/19/23	25,238	28,253
6.1% 6/10/23	8,465	9,491
6.125% 12/15/22	13,328	15,035
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,720
		451,625
Capital Markets - 3.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,120	7,087
4.25% 2/15/24	2,258	2,386
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,270
2.625% 1/31/19	13,825	14,063
2.9% 7/19/18	9,276	9,548
5.25% 7/27/21	5,652	6,416
5.75% 1/24/22	7,392	8,644
5.95% 1/18/18	4,817	5,371
6.75% 10/1/37	15,413	19,959
Lazard Group LLC:
4.25% 11/14/20	4,700	5,004
6.85% 6/15/17	3,497	3,893
Morgan Stanley:
2.125% 4/25/18	9,946	10,019
2.375% 7/23/19	12,012	12,085
3.7% 10/23/24	10,321	10,656
3.75% 2/25/23	8,227	8,594
3.875% 4/29/24	9,504	9,979
4.875% 11/1/22	19,366	21,040
5% 11/24/25	12,124	13,362
5.75% 1/25/21	10,138	11,786
6.625% 4/1/18	7,981	9,078
		206,240
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	$ 4,866	$ 5,007
3.95% 11/6/24	4,069	4,148
5.2% 4/27/22	4,096	4,529
General Electric Capital Corp.:
4.625% 1/7/21	5,729	6,454
4.65% 10/17/21	2,325	2,637
Hyundai Capital America:
1.875% 8/9/16 (d)	1,594	1,611
2.125% 10/2/17 (d)	1,850	1,866
Synchrony Financial:
1.875% 8/15/17	1,427	1,429
3% 8/15/19	2,095	2,131
3.75% 8/15/21	3,164	3,283
4.25% 8/15/24	3,185	3,339
		36,434
Insurance - 1.5%
AIA Group Ltd. 2.25% 3/11/19 (d)	1,290	1,289
American International Group, Inc.:
2.3% 7/16/19	2,839	2,873
5.6% 10/18/16	5,665	6,070
Aon Corp. 5% 9/30/20	2,135	2,411
Five Corners Funding Trust 4.419% 11/15/23 (d)	5,900	6,350
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	10,398	10,762
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,723
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	5,273	5,849
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,313
MetLife, Inc. 4.368% 9/15/23	5,202	5,778
Metropolitan Life Global Funding I 3% 1/10/23 (d)	4,260	4,326
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,853	7,811
Pacific LifeCorp:
5.125% 1/30/43 (d)	8,278	9,389
6% 2/10/20 (d)	422	477
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,095
Symetra Financial Corp. 6.125% 4/1/16 (d)	4,900	5,105
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	7,586	8,720
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	$ 1,736	$ 1,772
4.125% 11/1/24 (d)	2,517	2,659
Unum Group 5.625% 9/15/20	4,155	4,706
		99,478
Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,265
4.6% 4/1/22	1,475	1,553
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,880
AvalonBay Communities, Inc.:
3.625% 10/1/20	2,721	2,860
4.2% 12/15/23	5,842	6,251
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,192
Camden Property Trust:
2.95% 12/15/22	2,605	2,569
4.25% 1/15/24	4,889	5,192
DDR Corp.:
3.625% 2/1/25	2,957	2,958
4.625% 7/15/22	9,008	9,680
4.75% 4/15/18	4,483	4,811
7.5% 4/1/17	2,623	2,922
9.625% 3/15/16	5,988	6,497
Duke Realty LP:
3.625% 4/15/23	3,352	3,415
3.75% 12/1/24	2,242	2,297
3.875% 10/15/22	9,433	9,817
4.375% 6/15/22	2,822	3,021
5.5% 3/1/16	5,038	5,251
5.95% 2/15/17	1,536	1,662
6.5% 1/15/18	5,065	5,696
Equity One, Inc.:
3.75% 11/15/22	12,000	12,125
5.375% 10/15/15	585	600
6% 9/15/17	3,423	3,744
6.25% 1/15/17	2,422	2,610
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,609
6.2% 1/15/17	1,215	1,322
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.:
2.25% 3/15/18	$ 2,776	$ 2,799
4.7% 9/15/17	832	894
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,574
HRPT Properties Trust 6.65% 1/15/18	2,600	2,850
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,131
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (d)	1,964	2,004
4.95% 4/1/24	1,915	2,047
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,423
5% 12/15/23	1,073	1,174
Weingarten Realty Investors 3.375% 10/15/22	990	984
WP Carey, Inc.:
4% 2/1/25	6,705	6,656
4.6% 4/1/24	11,566	11,992
		146,327
Real Estate Management & Development - 2.0%
BioMed Realty LP:
2.625% 5/1/19	3,275	3,290
3.85% 4/15/16	7,140	7,349
4.25% 7/15/22	2,226	2,343
6.125% 4/15/20	1,872	2,147
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,815
4.1% 10/1/24	6,040	6,153
4.55% 10/1/29	6,040	6,273
4.95% 4/15/18	4,806	5,169
5.7% 5/1/17	2,243	2,426
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,678
ERP Operating LP:
2.375% 7/1/19	3,900	3,925
4.625% 12/15/21	7,320	8,130
Essex Portfolio LP 3.875% 5/1/24	4,176	4,373
Liberty Property LP:
3.375% 6/15/23	3,567	3,545
4.125% 6/15/22	2,421	2,534
5.5% 12/15/16	3,158	3,381
6.625% 10/1/17	3,709	4,141
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 4,581	$ 4,599
3.15% 5/15/23	7,757	7,058
4.5% 4/18/22	1,473	1,490
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,280
5.5% 10/1/15	5,995	6,153
6.05% 9/1/16	4,436	4,747
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,093
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,281
Regency Centers LP 5.25% 8/1/15	2,315	2,358
Tanger Properties LP:
3.75% 12/1/24	4,213	4,325
3.875% 12/1/23	2,574	2,669
6.125% 6/1/20	4,725	5,477
Ventas Realty LP:
3.5% 2/1/25	1,793	1,808
4.375% 2/1/45	1,071	1,081
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,154
		130,245
TOTAL FINANCIALS		1,070,349
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19	1,853	1,895
4.685% 12/15/44	1,720	1,878
		3,773
Health Care Providers & Services - 0.6%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	7,069
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,934
4.75% 5/1/23	300	316
5.875% 3/15/22	355	399
6.5% 2/15/20	4,514	5,135
UnitedHealth Group, Inc.:
2.75% 2/15/23	865	874
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
2.875% 3/15/23	$ 8,722	$ 8,914
WellPoint, Inc. 3.3% 1/15/23	9,384	9,620
		37,261
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,592	1,709
Pharmaceuticals - 0.3%
AbbVie, Inc. 1.75% 11/6/17	6,181	6,228
Bayer U.S. Finance LLC:
3% 10/8/21 (d)	3,125	3,230
3.375% 10/8/24 (d)	2,157	2,248
Perrigo Finance PLC:
3.5% 12/15/21	1,504	1,556
3.9% 12/15/24	2,241	2,324
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,738
Zoetis, Inc. 3.25% 2/1/23	2,627	2,616
		19,940
TOTAL HEALTH CARE		62,683
INDUSTRIALS - 0.5%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	825	909
6.795% 2/2/20	86	91
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,605	1,706
8.36% 1/20/19	5,298	5,788
		8,494
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,049
3.75% 2/1/22	6,348	6,446
3.875% 4/1/21	5,850	6,026
4.25% 9/15/24	5,062	5,214
		20,735
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	$ 2,984	$ 3,344
TOTAL INDUSTRIALS		32,573
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,194	1,209
6.55% 10/1/17	2,421	2,718
		3,927
MATERIALS - 1.6%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	5,029
4.25% 11/15/20	2,512	2,748
		7,777
Metals & Mining - 1.5%
Alcoa, Inc.:
5.125% 10/1/24	6,517	7,089
5.4% 4/15/21	9,855	10,824
Anglo American Capital PLC 4.125% 4/15/21 (d)	6,319	6,428
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,810
4.1% 5/1/23	45,332	45,131
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	5,087	5,370
4.25% 7/17/42 (d)	1,402	1,366
4.5% 8/13/23 (d)	2,306	2,500
4.875% 11/4/44 (d)	4,329	4,602
5.625% 10/18/43 (d)	4,322	5,063
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,347	3,070
		95,253
TOTAL MATERIALS		103,030
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc. 5.55% 8/15/41	27,220	29,656
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	298
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
5.15% 6/15/17	$ 528	$ 557
6% 4/1/17	1,320	1,412
6.15% 9/15/19	3,260	3,562
Embarq Corp.:
7.082% 6/1/16	4,231	4,524
7.995% 6/1/36	11,427	13,370
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,538
4.5% 9/15/20	60,362	66,387
5.012% 8/21/54 (d)	40,410	42,216
6.1% 4/15/18	6,019	6,803
6.55% 9/15/43	40,272	52,992
		238,315
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 3.125% 7/16/22	3,499	3,569
TOTAL TELECOMMUNICATION SERVICES		241,884
UTILITIES - 2.5%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 2.95% 12/15/22	2,683	2,691
American Transmission Systems, Inc. 5% 9/1/44 (d)	2,220	2,544
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	8,443	9,920
6.4% 9/15/20 (d)	11,231	13,312
Edison International 3.75% 9/15/17	3,716	3,936
FirstEnergy Corp.:
2.75% 3/15/18	8,427	8,589
4.25% 3/15/23	9,775	10,292
7.375% 11/15/31	13,700	17,480
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,092
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,265
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,459
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,876
TECO Finance, Inc. 5.15% 3/15/20	2,067	2,310
		94,766
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	$ 2,894	$ 3,125
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,598
		4,723
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
2.5566% 9/30/66 (h)	12,726	11,831
7.5% 6/30/66 (h)	3,654	3,781
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,287
5.25% 2/15/43	5,352	6,420
5.45% 9/15/20	1,461	1,672
5.8% 2/1/42	2,709	3,387
5.95% 6/15/41	4,935	6,338
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,437
6% 9/1/21	6,916	8,222
6.5% 12/15/20	2,216	2,652
Sempra Energy 2.3% 4/1/17	5,159	5,267
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	4,001	4,021
		64,315
TOTAL UTILITIES		163,804
TOTAL NONCONVERTIBLE BONDS (Cost $2,172,816)		2,289,642
U.S. Government and Government Agency Obligations - 20.3%

U.S. Treasury Inflation-Protected Obligations - 3.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	123,356	125,843
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	78,224	92,971
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		218,814
U.S. Treasury Obligations - 16.9%
U.S. Treasury Notes:
0.5% 1/31/17 (c)	115,229	114,995
0.625% 12/31/16	221,240	221,413
0.875% 10/15/17	6,769	6,764
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 11/15/17 (f)	$ 581,420	$ 580,407
0.875% 1/15/18 (g)	62,760	62,569
1% 12/15/17	105,580	105,712
TOTAL U.S. TREASURY OBLIGATIONS		1,091,860
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,307,590)		1,310,674
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 1.2%
2.053% 6/1/36 (h)	118	126
2.389% 7/1/37 (h)	203	217
2.424% 2/1/35 (h)	1,842	1,967
2.5% 4/1/27 to 8/1/43	10,758	10,941
2.5% 3/1/30 (e)	500	512
3% 3/1/30 (e)	5,000	5,235
3% 3/1/30 (e)	1,800	1,885
3% 10/1/42 to 5/1/43	8,483	8,662
3.5% 11/1/25 to 7/1/43	8,469	8,892
3.5% 3/1/30 (e)	500	530
4% 10/1/40 to 9/1/44	4,146	4,446
4.5% 12/1/23 to 10/1/44	15,637	17,101
5% 10/1/21 to 10/1/41	2,699	2,981
5.5% 9/1/23 to 9/1/41	10,484	11,796
6% 3/1/22	45	50
TOTAL FANNIE MAE		75,341
Freddie Mac - 0.8%
3.136% 10/1/35 (h)(k)	144	154
3.5% 8/1/42 to 4/1/43	13,722	14,386
4% 6/1/24 to 8/1/44	23,468	25,288
4% 6/1/33	1,801	1,948
4.5% 7/1/25 to 3/1/44	3,154	3,427
5% 1/1/41 to 7/1/41	2,601	2,897
5.5% 11/1/33 to 8/1/38	304	342
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 7/1/37 to 8/1/37	$ 833	$ 951
6.5% 9/1/39	940	1,071
TOTAL FREDDIE MAC		50,464
Ginnie Mae - 0.8%
3% 2/20/45	13,399	13,779
3.5% 3/15/42 to 8/20/43	12,466	13,117
4% 11/20/40 to 6/20/44	7,799	8,401
4% 3/1/45 (e)	6,400	6,806
4% 3/1/45 (e)	100	106
4.5% 5/15/39 to 5/20/41	6,241	6,858
5% 4/15/40	1,542	1,736
5.5% 12/20/28 to 8/20/37	1,845	2,061
TOTAL GINNIE MAE		52,864
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $176,221)		178,669
Asset-Backed Securities - 1.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6383% 4/25/35 (h)	421	364
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8183% 3/25/34 (h)	141	139
Airspeed Ltd. Series 2007-1A Class C1, 2.672% 6/15/32 (d)(h)	5,070	3,055
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2183% 12/25/33 (h)	33	30
Series 2004-R2 Class M3, 0.9933% 4/25/34 (h)	57	39
Series 2005-R2 Class M1, 0.621% 4/25/35 (h)	109	109
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (h)	30	28
Series 2004-W7 Class M1, 0.9933% 5/25/34 (h)	808	771
Series 2006-W4 Class A2C, 0.331% 5/25/36 (h)	744	258
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	2,369	2,367
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (h)	1,140	760
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.421% 3/25/32 (MGIC Investment Corp. Insured) (h)	$ 16	$ 15
Series 2004-3 Class M4, 1.626% 4/25/34 (h)	47	39
Series 2004-4 Class M2, 0.966% 6/25/34 (h)	72	65
Series 2004-7 Class AF5, 5.868% 1/25/35	1,960	2,014
Fannie Mae Series 2004-T5 Class AB3, 0.9831% 5/28/35 (h)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (h)	231	205
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.996% 3/25/34 (h)	8	8
Fremont Home Loan Trust Series 2005-A Class M4, 1.1883% 1/25/35 (h)	220	145
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (d)(h)	1,234	1,060
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (d)(h)	27	26
Series 2006-2A:
Class A, 0.353% 11/15/34 (d)(h)	553	527
Class B, 0.453% 11/15/34 (d)(h)	200	185
Class C, 0.553% 11/15/34 (d)(h)	331	292
Class D, 0.923% 11/15/34 (d)(h)	158	137
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (d)	5,244	5,213
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	259	11
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (h)	130	122
Series 2003-3 Class M1, 1.461% 8/25/33 (h)	310	299
Series 2003-5 Class A2, 0.871% 12/25/33 (h)	21	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (h)	913	586
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (h)	438	434
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (h)	124	124
Series 2006-A Class 2C, 1.4046% 3/27/42 (h)	1,605	283
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (h)	255	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (h)	56	41
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (h)	193	174
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (h)	$ 305	$ 283
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (h)	1,013	968
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (h)	36	33
Series 2004-NC8 Class M6, 2.0433% 9/25/34 (h)	65	55
Series 2005-NC1 Class M1, 0.831% 1/25/35 (h)	219	205
Series 2005-NC2 Class B1, 1.926% 3/25/35 (h)	154	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.681% 9/25/35 (h)	903	806
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (h)	337	316
Class M4, 2.3433% 9/25/34 (h)	433	261
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (h)	3	3
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	6,198	6,233
Series 2014-1 Class D, 2.91% 4/15/20	6,070	6,098
Series 2014-4:
Class C, 2.6% 11/16/20	3,358	3,376
Class D, 3.1% 11/16/20	5,782	5,796
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (h)	497	481
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (d)	8,966	8,990
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (h)	36	31
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (h)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (d)(h)	1,761	933
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (d)	4,186	4,161
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (d)	5,705	5,670
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (d)	7,023	7,024
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (d)	7,029	7,027
Series 2014-NP11 Class A1, 3.875% 4/25/55 (d)	13,663	13,693
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (d)	23,128	23,131
TOTAL ASSET-BACKED SECURITIES (Cost $113,600)		115,565
Collateralized Mortgage Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.4%
CSMC Series 2014-3R:
Class 2A1, 0.8695% 5/27/37 (d)(h)	$ 12,037	$ 11,389
Class AA1, 0.4212% 5/27/37 (d)(h)	6,933	6,356
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5591% 10/25/34 (h)	302	301
Granite Master Issuer PLC floater:
Series 2006-4 Class M1, 0.5135% 12/20/54 (h)	710	691
Series 2007-1:
Class 1M1, 0.4735% 12/20/54 (h)	894	867
Class 2M1, 0.6735% 12/20/54 (h)	1,148	1,125
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (h)	341	355
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (h)	698	599
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (h)	290	271
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (h)	526	481
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4583% 7/25/35 (h)	771	728
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (d)(h)	252	234
Class B6, 3.0163% 6/10/35 (d)(h)	334	309
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (h)	16	15
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (h)	106	106
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,027)		23,827
Commercial Mortgage Securities - 7.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (h)(j)	386	7
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.711% 5/10/45 (h)	131	132
Series 2006-3 Class A4, 5.889% 7/10/44	4,400	4,604
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,220
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	3,402	3,418
Series 2006-6 Class E, 5.619% 10/10/45 (d)	633	87
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2007-2 Class A4, 5.6281% 4/10/49 (h)	$ 4,000	$ 4,245
Series 2007-3:
Class A3, 5.5907% 6/10/49 (h)	1,301	1,304
Class A4, 5.5907% 6/10/49 (h)	2,283	2,439
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (d)(h)	30	27
Series 2005-3A:
Class A2, 0.571% 11/25/35 (d)(h)	215	196
Class M1, 0.611% 11/25/35 (d)(h)	58	51
Class M2, 0.661% 11/25/35 (d)(h)	43	34
Class M3, 0.681% 11/25/35 (d)(h)	39	29
Class M4, 0.771% 11/25/35 (d)(h)	48	36
Series 2005-4A:
Class A2, 0.561% 1/25/36 (d)(h)	534	474
Class B1, 1.571% 1/25/36 (d)(h)	28	13
Class M1, 0.621% 1/25/36 (d)(h)	172	136
Class M2, 0.641% 1/25/36 (d)(h)	65	50
Class M3, 0.671% 1/25/36 (d)(h)	94	70
Class M4, 0.781% 1/25/36 (d)(h)	52	38
Class M5, 0.821% 1/25/36 (d)(h)	52	37
Class M6, 0.871% 1/25/36 (d)(h)	56	37
Series 2006-1:
Class A2, 0.531% 4/25/36 (d)(h)	107	94
Class M1, 0.551% 4/25/36 (d)(h)	65	52
Class M2, 0.571% 4/25/36 (d)(h)	69	53
Class M3, 0.591% 4/25/36 (d)(h)	59	45
Class M4, 0.691% 4/25/36 (d)(h)	33	25
Class M5, 0.731% 4/25/36 (d)(h)	32	23
Class M6, 0.811% 4/25/36 (d)(h)	65	44
Series 2006-2A:
Class M1, 0.481% 7/25/36 (d)(h)	96	74
Class M2, 0.501% 7/25/36 (d)(h)	68	51
Class M3, 0.521% 7/25/36 (d)(h)	56	40
Class M4, 0.591% 7/25/36 (d)(h)	64	43
Class M5, 0.641% 7/25/36 (d)(h)	47	29
Series 2006-3A Class M4, 0.601% 10/25/36 (d)(h)	39	5
Series 2006-4A:
Class A2, 0.441% 12/25/36 (d)(h)	1,625	1,429
Class M1, 0.461% 12/25/36 (d)(h)	130	99
Class M2, 0.481% 12/25/36 (d)(h)	87	56
Class M3, 0.511% 12/25/36 (d)(h)	88	49
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1 Class A2, 0.441% 3/25/37 (d)(h)	$ 340	$ 292
Series 2007-2A:
Class A1, 0.441% 7/25/37 (d)(h)	993	837
Class A2, 0.491% 7/25/37 (d)(h)	930	746
Class M1, 0.541% 7/25/37 (d)(h)	317	110
Class M2, 0.581% 7/25/37 (d)(h)	207	41
Class M3, 0.661% 7/25/37 (d)(h)	158	12
Series 2007-3:
Class A2, 0.461% 7/25/37 (d)(h)	341	285
Class M1, 0.481% 7/25/37 (d)(h)	181	139
Class M2, 0.511% 7/25/37 (d)(h)	193	124
Class M3, 0.541% 7/25/37 (d)(h)	311	132
Class M4, 0.671% 7/25/37 (d)(h)	489	150
Class M5, 0.771% 7/25/37 (d)(h)	229	38
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (d)(h)	176	33
Class M2, 1.2183% 9/25/37 (d)(h)	51	8
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-T22 Class A4, 5.5714% 4/12/38 (h)	126	130
Series 2007-PW18 Class X2, 0.2845% 6/11/50 (d)(h)(j)	63,160	211
Series 2007-T28 Class X2, 0.1365% 9/11/42 (d)(h)(j)	39,337	54
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (d)(h)	228	217
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1665% 12/15/27 (d)(h)	2,535	2,538
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	2,605	2,701
Series 2007-CD4 Class A3, 5.293% 12/11/49	100	100
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,223	1,189
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.023% 4/15/17 (d)(h)	100	100
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6983% 6/15/39 (h)	9,820	10,502
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	991	1,067
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.523% 4/15/22 (d)(h)	750	746
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (d)(h)(j)	$ 4	$ 0 *
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (d)(h)	1,677	182
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,214
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	21,553
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (h)	3,109	3,231
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,268	2,403
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	1,300	1,320
Class DFX, 4.4065% 11/5/30 (d)	11,967	12,187
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.453% 11/15/18 (d)(h)	112	111
Class F, 0.503% 11/15/18 (d)(h)	227	221
Class G, 0.533% 11/15/18 (d)(h)	198	191
Class H, 0.673% 11/15/18 (d)(h)	190	182
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	4,362	4,580
Series 2007-CB18 Class A4, 5.44% 6/12/47	12,809	13,559
Series 2007-LD11 Class A4, 5.7953% 6/15/49 (h)	97,451	104,321
Series 2007-CB19:
Class B, 5.6985% 2/12/49 (h)	93	33
Class C, 5.6985% 2/12/49 (h)	245	56
Class D, 5.6985% 2/12/49 (h)	257	28
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (h)	65	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9055% 7/15/44 (h)	3,760	4,064
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	565	572
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4198% 1/12/44 (d)(h)	953	930
Series 2007-C1 Class A4, 5.837% 6/12/50 (h)	4,145	4,466
Series 2008-C1 Class A4, 5.69% 2/12/51	1,717	1,865
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (h)	2,820	2,967
Class ASB, 5.133% 12/12/49 (h)	241	245
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	$ 26,699	$ 28,573
Series 2007-7 Class A4, 5.7473% 6/12/50 (h)	5,132	5,524
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,095	341
Series 2007-7 Class B, 5.7473% 6/12/50 (h)	1,409	57
Series 2007-8 Class A3, 5.8862% 8/12/49 (h)	944	1,025
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (d)(h)	227	202
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (d)(h)	4	4
Class D, 0.357% 10/15/20 (d)(h)	422	420
Class E, 0.417% 10/15/20 (d)(h)	528	523
Class F, 0.467% 10/15/20 (d)(h)	397	394
Class G, 0.507% 10/15/20 (d)(h)	491	485
Class H, 0.597% 10/15/20 (d)(h)	309	299
Class J, 0.747% 10/15/20 (d)(h)	179	164
sequential payer Series 2007-IQ15 Class A4, 5.9083% 6/11/49 (h)	22,540	24,345
Series 2007-HQ12 Class A4, 5.6074% 4/12/49 (h)	5,793	5,793
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	19,062	20,428
Class B, 5.7403% 4/15/49 (h)	269	23
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	184	61
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (d)(h)	114	112
Class J, 0.773% 9/15/21 (d)(h)	314	298
Series 2007-WHL8:
Class F, 0.653% 6/15/20 (d)(h)	2,710	2,597
Class LXR1, 0.873% 6/15/20 (d)(h)	168	163
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	32,898
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	33,908
Series 2007-C32 Class A3, 5.7206% 6/15/49 (h)	16,199	17,333
Series 2007-C33 Class A4, 5.9428% 2/15/51 (h)	31,536	33,623
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,102
Series 2005-C22:
Class B, 5.3597% 12/15/44 (h)	2,428	2,404
Class F, 5.3597% 12/15/44 (d)(h)	1,826	461
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.6742% 4/15/47 (h)	$ 4,515	$ 4,441
Series 2007-C31A Class A2, 5.421% 4/15/47	283	282
Series 2007-C32:
Class D, 5.7206% 6/15/49 (h)	823	594
Class E, 5.7206% 6/15/49 (h)	1,297	738
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $459,858)		457,495
Municipal Securities - 2.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,835	1,849
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,516
7.3% 10/1/39	9,330	14,065
7.625% 3/1/40	2,175	3,440
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,510	1,830
Series 2012 B, 5.432% 1/1/42	5,580	5,193
6.314% 1/1/44	29,170	30,505
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	640	666
5.1% 6/1/33	40,020	40,389
Series 2010-1, 6.63% 2/1/35	4,420	4,981
Series 2010-3:
6.725% 4/1/35	5,880	6,675
7.35% 7/1/35	3,010	3,592
Series 2011:
5.365% 3/1/17	195	210
5.665% 3/1/18	4,230	4,613
5.877% 3/1/19	8,795	9,744
Series 2013:
1.84% 12/1/16	4,160	4,163
3.6% 12/1/19	3,585	3,632
TOTAL MUNICIPAL SECURITIES (Cost $132,235)		137,063
Foreign Government and Government Agency Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (d)	$ 6,150	$ 6,188
Brazilian Federative Republic 4.25% 1/7/25	5,790	5,587
United Mexican States 3.5% 1/21/21	31,541	32,960
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $43,743)		44,735
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $8,959)	8,981	9,174
Fixed-Income Funds - 24.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i)	10,783,241	1,184,431
Fidelity Specialized High Income Central Fund (i)	3,966,175	421,565
TOTAL FIXED-INCOME FUNDS (Cost $1,553,019)		1,605,996
Preferred Securities - 0.2%
Principal Amount (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	$ 10,602	12,356
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $140,652)	140,651,617	140,652
Cash Equivalents - 1.6%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $101,710)	$ 101,711	$ 101,710
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,243,355)		6,427,558
NET OTHER ASSETS (LIABILITIES) - 0.3%		18,103
NET ASSETS - 100%		$ 6,445,661
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/30	$ (1,800)	(1,885)
3% 3/1/30	(1,800)	(1,885)
TOTAL FANNIE MAE		(3,770)
Ginnie Mae
4% 3/1/45	(6,300)	(6,700)
4% 3/1/45	(200)	(213)
4% 3/1/45	(100)	(106)
TOTAL GINNIE MAE		(7,019)
TOTAL TBA SALE COMMITMENTS (Proceeds $10,764)		$ (10,789)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s) (2)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	$ 6,500	$ (143)	$ (255)	$ (398)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,085	(93)	(191)	(284)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(108)	(423)	(531)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(107)	(364)	(471)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,825	(296)	33	(263)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,823	(296)	88	(208)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	5,500	(103)	(75)	(178)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	3,823	(72)	(118)	(190)
TOTAL BUY PROTECTION						(1,218)	(1,305)	(2,523)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	50	(6)	0	(6)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%	502	(363)	0	(363)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	385	(54)	0	(54)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s) (2)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merill Lynch International	4.60%	$ 364	$ (133)	$ 0	$ (133)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	358	(55)	0	(55)
TOTAL SELL PROTECTION						(611)	0	(611)
TOTAL CREDIT DEFAULT SWAPS						$ (1,829)	$ (1,305)	$ (3,134)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $388,302,000 or 6.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,043,000.

(g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At the period end, the value of securities pledged amounted to $23,000.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) A portion of the security sold on a delayed delivery basis.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$101,710,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 101,710
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 157
Fidelity Mortgage Backed Securities Central Fund	13,824
Fidelity Specialized High Income Central Fund	9,911
Total	$ 23,892
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,156,163	$ 13,823	$ -	$ 1,184,431	26.9%
Fidelity Specialized High Income Central Fund	356,070	69,961	-	421,565	54.4%
Total	$ 1,512,233	$ 83,784	$ -	$ 1,605,996
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,289,642	$ -	$ 2,289,642	$ -
U.S. Government and Government Agency Obligations	1,310,674	-	1,310,674	-
U.S. Government Agency - Mortgage Securities	178,669	-	178,669	-
Asset-Backed Securities	115,565	-	114,628	937
Collateralized Mortgage Obligations	23,827	-	23,827	-
Commercial Mortgage Securities	457,495	-	456,009	1,486
Municipal Securities	137,063	-	137,063	-
Foreign Government and Government Agency Obligations	44,735	-	44,735	-
Bank Notes	9,174	-	9,174	-
Fixed-Income Funds	1,605,996	1,605,996	-	-
Preferred Securities	12,356	-	12,356	-
Money Market Funds	140,652	140,652	-	-
Cash Equivalents	101,710	-	101,710	-
Total Investments in Securities:	$ 6,427,558	$ 1,746,648	$ 4,678,487	$ 2,423
Derivative Instruments:
Liabilities
Swaps	$ (1,829)	$ -	$ (1,829)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (10,789)	$ -	$ (10,789)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (1,829)
Total Value of Derivatives	$ -	$ (1,829)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $101,710) - See accompanying schedule: Unaffiliated issuers (cost $4,549,684)	$ 4,680,910
Fidelity Central Funds (cost $1,693,671)	1,746,648
Total Investments (cost $6,243,355)		$ 6,427,558
Cash		3
Receivable for investments sold Regular delivery		17,800
Delayed delivery		5
Receivable for TBA sale commitments		10,764
Receivable for fund shares sold		96,330
Interest receivable		35,625
Distributions receivable from Fidelity Central Funds		27
Other receivables		125
Total assets		6,588,237

Liabilities
Payable for investments purchased Regular delivery	$ 5,154
Delayed delivery	15,065
TBA sale commitments, at value	10,789
Payable for fund shares redeemed	4,213
Distributions payable	1,237
Bi-lateral OTC swaps, at value	1,829
Accrued management fee	1,635
Distribution and service plan fees payable	50
Other affiliated payables	761
Other payables and accrued expenses	133
Collateral on securities loaned, at value	101,710
Total liabilities		142,576

Net Assets		$ 6,445,661
Net Assets consist of:
Paid in capital		$ 6,422,924
Undistributed net investment income		4,119
Accumulated undistributed net realized gain (loss) on investments		(162,426)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		181,044
Net Assets		$ 6,445,661

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($82,468 ÷ 10,331.8 shares)	$ 7.98

Maximum offering price per share (100/96.00 of $7.98)	$ 8.31
Class T: Net Asset Value and redemption price per share ($24,333 ÷ 3,046.9 shares)	$ 7.99

Maximum offering price per share (100/96.00 of $7.99)	$ 8.32
Class B: Net Asset Value and offering price per share ($2,195 ÷ 274.6 shares)A	$ 7.99

Class C: Net Asset Value and offering price per share ($31,945 ÷ 3,997.1 shares)A	$ 7.99

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,868,398 ÷ 734,678.9 shares)	$ 7.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($436,322 ÷ 54,563.6 shares)	$ 8.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 404
Interest		77,705
Income from Fidelity Central Funds		23,892
Total income		102,001

Expenses
Management fee	$ 9,571
Transfer agent fees	3,238
Distribution and service plan fees	305
Fund wide operations fee	1,187
Independent trustees' compensation	13
Miscellaneous	5
Total expenses before reductions	14,319
Expense reductions	(3)	14,316
Net investment income (loss)		87,685
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,971
Swaps	(453)
Total net realized gain (loss)		33,518
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,058)
Swaps	472
Delayed delivery commitments	113
Total change in net unrealized appreciation (depreciation)		(1,473)
Net gain (loss)		32,045
Net increase (decrease) in net assets resulting from operations		$ 119,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,685	$ 166,956
Net realized gain (loss)	33,518	9,198
Change in net unrealized appreciation (depreciation)	(1,473)	196,953
Net increase (decrease) in net assets resulting from operations	119,730	373,107
Distributions to shareholders from net investment income	(81,214)	(151,816)
Share transactions - net increase (decrease)	335,496	(116,184)
Total increase (decrease) in net assets	374,012	105,107

Net Assets
Beginning of period	6,071,649	5,966,542
End of period (including undistributed net investment income of $4,119 and distributions in excess of net investment income of $2,352, respectively)	$ 6,445,661	$ 6,071,649

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.93	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.89
Income from Investment Operations
Net investment income (loss) E	.101	.197	.152	.207	.220	.254
Net realized and unrealized gain (loss)	.042	.270	(.350)	.315	.183	.566
Total from investment operations	.143	.467	(.198)	.522	.403	.820
Distributions from net investment income	(.093)	(.177)	(.142)	(.202)	(.213)	(.240)
Net asset value, end of period	$ 7.98	$ 7.93	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Total ReturnB, C, D	1.81%	6.17%	(2.52)%	6.91%	5.49%	12.10%
Ratios to Average Net Assets F, H
Expenses before reductions	.77%A	.78%	.77%	.78%	.78%	.77%
Expenses net of fee waivers, if any	.77%A	.78%	.77%	.78%	.78%	.77%
Expenses net of all reductions	.77%A	.78%	.77%	.78%	.78%	.77%
Net investment income (loss)	2.57%A	2.52%	1.91%	2.66%	2.94%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 82	$ 70	$ 82	$ 110	$ 101	$ 173
Portfolio turnover rateG	223% A	218%	307%	276%	275% I	174% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.90
Income from Investment Operations
Net investment income (loss) E	.100	.196	.150	.205	.218	.252
Net realized and unrealized gain (loss)	.041	.280	(.349)	.314	.182	.555
Total from investment operations	.141	.476	(.199)	.519	.400	.807
Distributions from net investment income	(.091)	(.176)	(.141)	(.199)	(.210)	(.237)
Net asset value, end of period	$ 7.99	$ 7.94	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Total ReturnB, C, D	1.79%	6.29%	(2.54)%	6.88%	5.46%	11.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.80%A	.79%	.79%	.81%	.81%	.80%
Expenses net of fee waivers, if any	.80%A	.79%	.79%	.81%	.81%	.80%
Expenses net of all reductions	.80%A	.79%	.79%	.81%	.81%	.80%
Net investment income (loss)	2.54%A	2.51%	1.90%	2.63%	2.91%	3.51%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 27	$ 41	$ 39	$ 38	$ 53
Portfolio turnover rateG	223% A	218%	307%	276%	275%I	174% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) E	.072	.140	.094	.151	.165	.201
Net realized and unrealized gain (loss)	.042	.270	(.350)	.314	.182	.566
Total from investment operations	.114	.410	(.256)	.465	.347	.767
Distributions from net investment income	(.064)	(.120)	(.084)	(.145)	(.157)	(.187)
Net asset value, end of period	$ 7.99	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnB, C, D	1.44%	5.40%	(3.22)%	6.14%	4.71%	11.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51%A	1.50%	1.50%	1.50%	1.51%	1.51%
Expenses net of fee waivers, if any	1.51%A	1.50%	1.50%	1.50%	1.51%	1.51%
Expenses net of all reductions	1.51%A	1.50%	1.50%	1.50%	1.51%	1.51%
Net investment income (loss)	1.83%A	1.80%	1.18%	1.94%	2.21%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 4	$ 7	$ 8	$ 12
Portfolio turnover rateG	223% A	218%	307%	276%	275% I	174% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) E	.071	.139	.092	.149	.164	.200
Net realized and unrealized gain (loss)	.042	.270	(.349)	.315	.182	.566
Total from investment operations	.113	.409	(.257)	.464	.346	.766
Distributions from net investment income	(.063)	(.119)	(.083)	(.144)	(.156)	(.186)
Net asset value, end of period	$ 7.99	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnB, C, D	1.43%	5.38%	(3.24)%	6.11%	4.70%	11.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53%A	1.51%	1.52%	1.52%	1.53%	1.52%
Expenses net of fee waivers, if any	1.53%A	1.51%	1.52%	1.52%	1.53%	1.52%
Expenses net of all reductions	1.53%A	1.51%	1.52%	1.52%	1.53%	1.52%
Net investment income (loss)	1.81%A	1.78%	1.16%	1.92%	2.19%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$ 32	$ 36	$ 29	$ 44	$ 31	$ 35
Portfolio turnover rateG	223% A	218%	307%	276%	275%I	174%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.98	$ 7.67	$ 7.47	$ 6.90
Income from Investment Operations
Net investment income (loss) D	.114	.222	.177	.233	.245	.277
Net realized and unrealized gain (loss)	.041	.270	(.339)	.304	.192	.556
Total from investment operations	.155	.492	(.162)	.537	.437	.833
Distributions from net investment income	(.105)	(.202)	(.168)	(.227)	(.237)	(.263)
Net asset value, end of period	$ 7.99	$ 7.94	$ 7.65	$ 7.98	$ 7.67	$ 7.47
Total ReturnB, C	1.97%	6.51%	(2.08)%	7.12%	5.97%	12.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.89%A	2.85%	2.23%	2.99%	3.27%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 5,868	$ 5,520	$ 5,395	$ 4,876	$ 4,670	$ 7,345
Portfolio turnover rateF	223% A	218%	307%	276%	275% H	174%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) D	.112	.218	.171	.229	.240	.274
Net realized and unrealized gain (loss)	.041	.280	(.348)	.315	.184	.565
Total from investment operations	.153	.498	(.177)	.544	.424	.839
Distributions from net investment income	(.103)	(.198)	(.163)	(.224)	(.234)	(.259)
Net asset value, end of period	$ 8.00	$ 7.95	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnB, C	1.94%	6.58%	(2.26)%	7.20%	5.79%	12.38%
Ratios to Average Net Assets E, G
Expenses before reductions	.51%A	.51%	.52%	.50%	.48%	.50%
Expenses net of fee waivers, if any	.51%A	.51%	.52%	.50%	.48%	.50%
Expenses net of all reductions	.51%A	.51%	.52%	.50%	.48%	.50%
Net investment income (loss)	2.84%A	2.79%	2.17%	2.94%	3.24%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 436	$ 417	$ 416	$ 100	$ 91	$ 30
Portfolio turnover rateF	223% A	218%	307%	276%	275%H	174% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 209,123
Gross unrealized depreciation	(45,673)
Net unrealized appreciation (depreciation) on securities	$ 163,450

Tax cost	$ 6,264,108

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (67,932)
No expiration
Short-term	(73,531)
Total capital loss carryforward	$ (141,463)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	(453)	472

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain

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4. Derivative Instruments - continued

Credit Default Swaps - continued

credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $730,057 and $96,823, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 97	$ 4
Class T	-%	.25%	31	-
Class B	.65%	.25%	11	8
Class C	.75%	.25%	166	32
			$ 305	$ 44

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6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	1
Class B*	2
Class C*	1
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 65.17
Class T	24.20
Class B	3.25
Class C	27.17
Investment Grade Bond	2,800.10
Institutional Class	319.15
	$ 3,238

* Annualized

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, amounted to $358.

Semiannual Report

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Class A	$ 911	$ 1,637
Class T	287	644
Class B	19	50
Class C	262	454
Investment Grade Bond	74,286	138,727
Institutional Class	5,449	10,304
Total	$ 81,214	$ 151,816

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class A
Shares sold	2,869	1,684	$ 22,710	$ 13,133
Reinvestment of distributions	108	187	857	1,460
Shares redeemed	(1,477)	(3,732)	(11,702)	(28,970)
Net increase (decrease)	1,500	(1,861)	$ 11,865	$ (14,377)
Class T
Shares sold	215	772	$ 1,699	$ 6,030
Reinvestment of distributions	34	74	274	579
Shares redeemed	(567)	(2,868)	(4,479)	(22,191)
Net increase (decrease)	(318)	(2,022)	$ (2,506)	$ (15,582)
Class B
Shares sold	8	14	$ 63	$ 110
Reinvestment of distributions	2	4	15	35
Shares redeemed	(61)	(280)	(488)	(2,172)
Net increase (decrease)	(51)	(262)	$ (410)	$ (2,027)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Class C
Shares sold	733	1,766	$ 5,827	$ 13,817
Reinvestment of distributions	28	48	219	379
Shares redeemed	(1,259)	(1,062)	(9,962)	(8,249)
Net increase (decrease)	(498)	752	$ (3,916)	$ 5,947
Investment Grade Bond
Shares sold	101,815	143,925	$ 808,409	$ 1,122,581
Reinvestment of distributions	8,485	16,369	67,420	127,825
Shares redeemed	(70,888)	(170,627)	(562,095)	(1,326,177)
Net increase (decrease)	39,412	(10,333)	$ 313,734	$ (75,771)
Institutional Class
Shares sold	13,074	10,034	$ 103,909	$ 78,572
Reinvestment of distributions	593	1,171	4,717	9,154
Shares redeemed	(11,565)	(13,088)	(91,897)	(102,100)
Net increase (decrease)	2,102	(1,883)	$ 16,729	$ (14,374)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGBI-USAN-0415
1.784860.111

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Short-Term Bond

Fund -
Class F

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,004.50	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,005.00	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
U.S. Government and U.S. Government Agency Obligations 30.8%	U.S. Government and U.S. Government Agency Obligations 31.6%
AAA 22.1%	AAA 23.0%
AA 4.7%	AA 7.1%
A 19.6%	A 16.5%
BBB 20.4%	BBB 20.1%
BB and Below 1.4%	BB and Below 0.6%
Not Rated 0.6%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2015
6 months ago
Years	2.2	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	1.9	1.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Corporate Bonds 44.1%		Corporate Bonds 41.3%
	U.S. Government and U.S. Government Agency Obligations 30.8%		U.S. Government and U.S. Government Agency Obligations 31.6%
	Asset-Backed Securities 13.9%		Asset-Backed Securities 14.5%
	CMOs and Other Mortgage Related Securities 10.5%		CMOs and Other Mortgage Related Securities 10.7%
	Municipal Bonds 0.2%		Municipal Bonds 0.6%
	Other Investments 0.1%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	14.3%	** Foreign investments	13.4%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†

†Amount represents less than 0.1%

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 1.0%
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	$ 10,000	$ 10,046
1.375% 8/1/17 (b)	16,985	16,998
1.45% 8/1/16 (b)	5,906	5,946
1.65% 3/2/18 (b)	10,000	10,040
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (b)	15,700	15,681
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	9,139	9,181
2.375% 3/22/17 (b)	8,440	8,632
		76,524
Media - 1.2%
COX Communications, Inc. 6.25% 6/1/18 (b)	2,012	2,269
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	15,000	15,270
NBCUniversal Enterprise, Inc. 0.7903% 4/15/16 (b)(d)	20,000	20,064
Thomson Reuters Corp. 0.875% 5/23/16	4,387	4,380
Time Warner Cable, Inc. 5.85% 5/1/17	17,860	19,469
Time Warner, Inc. 3.15% 7/15/15	11,388	11,493
Viacom, Inc. 2.2% 4/1/19	10,000	9,952
Walt Disney Co. 1.1% 12/1/17	7,616	7,615
		90,512
TOTAL CONSUMER DISCRETIONARY		167,036
CONSUMER STAPLES - 1.8%
Beverages - 0.4%
FBG Finance Ltd. 5.125% 6/15/15 (b)	6,866	6,956
Heineken NV 1.4% 10/1/17 (b)	4,476	4,487
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	18,776	19,205
		30,648
Food & Staples Retailing - 0.1%
Walgreen Co. 1.8% 9/15/17	5,572	5,630
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	1,925	1,944
		7,574
Food Products - 0.7%
ConAgra Foods, Inc. 1.3% 1/25/16	24,834	24,910
General Mills, Inc.:
0.875% 1/29/16	7,655	7,675
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
General Mills, Inc.: - continued
1.4% 10/20/17	$ 10,350	$ 10,348
Tyson Foods, Inc. 2.65% 8/15/19	8,110	8,277
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	5,283	5,300
		56,510
Tobacco - 0.6%
Altria Group, Inc. 4.125% 9/11/15	19,900	20,262
Reynolds American, Inc.:
1.05% 10/30/15	9,807	9,815
6.75% 6/15/17	11,767	13,077
		43,154
TOTAL CONSUMER STAPLES		137,886
ENERGY - 3.4%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16	4,533	4,544
Petrofac Ltd. 3.4% 10/10/18 (b)	15,515	15,161
		19,705
Oil, Gas & Consumable Fuels - 3.1%
BG Energy Capital PLC 2.875% 10/15/16 (b)	8,959	9,193
BP Capital Markets PLC:
1.375% 5/10/18	9,010	8,942
1.846% 5/5/17	10,000	10,132
2.248% 11/1/16	9,110	9,300
Canadian Natural Resources Ltd. 1.75% 1/15/18	3,070	3,039
DCP Midstream Operating LP 2.7% 4/1/19	782	739
Enbridge, Inc.:
0.6836% 6/2/17 (d)	13,998	13,773
0.9052% 10/1/16 (d)	18,000	17,921
Enterprise Products Operating LP:
1.25% 8/13/15	6,656	6,669
2.55% 10/15/19	1,565	1,582
Kinder Morgan, Inc.:
2% 12/1/17	2,732	2,739
3.05% 12/1/19	5,271	5,320
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,156
Petro-Canada 6.05% 5/15/18	10,000	11,244
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV:
2% 5/20/16	$ 23,350	$ 22,265
3.25% 3/17/17	10,000	9,316
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	8,216	8,074
Petroleos Mexicanos 3.125% 1/23/19	1,329	1,359
Phillips 66 Co. 2.95% 5/1/17	4,000	4,142
Schlumberger Investment SA 1.25% 8/1/17 (b)	13,136	13,131
Southwestern Energy Co. 3.3% 1/23/18	2,885	2,925
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,218
Total Capital International SA 1% 1/10/17	25,050	25,065
TransCanada PipeLines Ltd.:
0.9366% 6/30/16 (d)	20,300	20,367
1.875% 1/12/18	15,590	15,704
		239,315
TOTAL ENERGY		259,020
FINANCIALS - 26.6%
Banks - 16.9%
ABN AMRO Bank NV 1.0561% 10/28/16 (b)(d)	15,000	15,101
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	18,000	18,067
1.25% 1/10/17	12,350	12,382
1.875% 10/6/17	5,000	5,028
Bank of America Corp.:
1.25% 1/11/16	18,223	18,271
2% 1/11/18	8,915	8,970
2.6% 1/15/19	10,814	10,984
3.7% 9/1/15	20,610	20,904
3.875% 3/22/17	15,000	15,736
Bank of America NA:
1.25% 2/14/17	16,020	16,024
5.3% 3/15/17	1,941	2,083
Bank of Nova Scotia:
1.375% 7/15/16	21,990	22,207
1.375% 12/18/17	8,336	8,322
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (b)	18,000	18,052
1.45% 9/8/17 (b)	15,000	14,906
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of Tokyo-Mitsubishi UFJ Ltd.: - continued
1.55% 9/9/16 (b)	$ 10,020	$ 10,073
1.7% 3/5/18 (b)	25,000	24,982
Barclays Bank PLC:
2.5% 2/20/19	12,950	13,206
5% 9/22/16	15,000	15,896
BB&T Corp. 3.2% 3/15/16	5,000	5,117
BNP Paribas 2.375% 9/14/17	18,330	18,682
BPCE SA 1.625% 2/10/17	10,000	10,056
Branch Banking & Trust Co. 1.45% 10/3/16	20,000	20,174
Capital One Bank NA:
0.7581% 2/13/17 (d)	10,000	10,000
1.15% 11/21/16	5,965	5,955
1.2% 2/13/17	14,603	14,573
1.3% 6/5/17	13,997	13,899
Capital One NA:
1.5% 9/5/17	10,100	10,103
1.65% 2/5/18	15,000	14,975
Citigroup, Inc.:
0.5056% 6/9/16 (d)	7,000	6,953
1.2161% 7/25/16 (d)	4,070	4,095
1.3% 4/1/16	22,850	22,917
1.3% 11/15/16	13,708	13,686
1.55% 8/14/17	40,000	39,946
1.7% 7/25/16	48,170	48,483
1.85% 11/24/17	10,000	10,017
2.5% 7/29/19	8,000	8,094
3.953% 6/15/16	5,000	5,174
Citizens Bank NA 1.6% 12/4/17	15,000	15,046
Commonwealth Bank of Australia 1.125% 3/13/17	16,060	16,077
Credit Suisse New York Branch:
0.7511% 5/26/17 (d)	10,000	10,000
1.375% 5/26/17	30,800	30,853
1.75% 1/29/18	20,000	20,021
Discover Bank 2% 2/21/18	20,410	20,452
Fifth Third Bancorp:
3.625% 1/25/16	4,799	4,914
4.5% 6/1/18	7,000	7,544
Fifth Third Bank 0.9% 2/26/16	20,630	20,634
HSBC Bank PLC 1.5% 5/15/18 (b)	8,960	8,909
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
HSBC U.S.A., Inc.:
1.5% 11/13/17	$ 8,000	$ 8,010
1.625% 1/16/18	7,507	7,518
1.7% 3/5/18	10,000	9,997
Intesa Sanpaolo SpA:
2.375% 1/13/17	22,145	22,471
3.125% 1/15/16	10,000	10,157
JPMorgan Chase & Co.:
1.35% 2/15/17	56,100	56,233
2.2% 10/22/19	4,788	4,783
2.35% 1/28/19	3,573	3,624
KeyBank NA:
1.65% 2/1/18	5,786	5,800
2.5% 12/15/19	5,742	5,840
La Caisse Centrale 1.75% 1/29/18 (b)	10,000	9,971
Manufacturers & Traders Trust Co. 1.4% 7/25/17	15,700	15,715
Marshall & Ilsley Bank 5% 1/17/17	686	726
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (b)	11,420	11,403
Mizuho Corporate Bank Ltd.:
0.7046% 9/25/17 (b)(d)	15,000	14,969
1.55% 10/17/17 (b)	25,865	25,729
MUFG Americas Holdings Corp. 1.625% 2/9/18	2,232	2,227
MUFG Union Bank NA 1.5% 9/26/16	5,937	5,974
Nordea Bank AB 0.875% 5/13/16 (b)	13,640	13,654
PNC Bank NA:
0.8% 1/28/16	20,150	20,194
1.15% 11/1/16	9,964	10,005
1.5% 2/23/18	10,000	10,020
Regions Bank 7.5% 5/15/18	744	860
Regions Financial Corp. 2% 5/15/18	8,970	8,918
Royal Bank of Canada:
0.85% 3/8/16	10,000	10,028
1.2% 1/23/17	9,971	9,996
1.45% 9/9/16	7,275	7,339
1.5% 1/16/18	17,080	17,136
2.2% 7/27/18	9,000	9,153
Royal Bank of Scotland Group PLC:
1.1966% 3/31/17 (d)	12,705	12,744
2.55% 9/18/15	41,690	42,062
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	$ 20,000	$ 19,983
1.45% 7/19/16	18,050	18,102
1.75% 1/16/18	10,000	10,020
1.8% 7/18/17	13,200	13,259
SunTrust Banks, Inc.:
0.5526% 8/24/15 (d)	3,500	3,498
3.5% 1/20/17	10,203	10,628
5% 9/1/15	7,068	7,209
Union Bank NA 3% 6/6/16	10,000	10,242
Wells Fargo & Co. 1.5% 1/16/18	20,000	20,035
Wells Fargo Bank NA 0.4671% 5/16/16 (d)	11,015	10,996
Westpac Banking Corp.:
1.2% 5/19/17	25,000	25,029
1.5% 12/1/17	15,000	15,058
2% 8/14/17	15,561	15,827
		1,281,685
Capital Markets - 2.7%
Deutsche Bank AG London Branch 1.4% 2/13/17	35,000	35,062
Goldman Sachs Group, Inc.:
0.6971% 3/22/16 (d)	14,000	13,996
1.748% 9/15/17	25,000	24,925
2.375% 1/22/18	17,090	17,402
2.625% 1/31/19	10,000	10,172
JPMorgan Chase & Co. 1.7% 3/1/18	35,000	34,982
Lazard Group LLC 6.85% 6/15/17	1,325	1,475
Morgan Stanley:
1.75% 2/25/16	20,000	20,148
1.875% 1/5/18	10,000	10,042
5.45% 1/9/17	16,000	17,160
UBS AG Stamford Branch 1.375% 8/14/17	15,540	15,536
		200,900
Consumer Finance - 3.4%
American Express Credit Corp.:
1.125% 6/5/17	20,300	20,286
1.3% 7/29/16	9,000	9,047
2.8% 9/19/16	5,476	5,632
American Honda Finance Corp. 1.5% 9/11/17 (b)	5,156	5,195
Capital One Financial Corp. 0.8951% 11/6/15 (d)	8,000	8,019
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services 6.45% 6/12/17	$ 23,863	$ 26,215
Ford Motor Credit Co. LLC:
1.684% 9/8/17	15,220	15,235
1.7% 5/9/16	10,000	10,056
2.145% 1/9/18	10,000	10,113
3% 6/12/17	27,770	28,702
General Electric Capital Corp.:
1.5% 7/12/16	38,455	38,847
2.9% 1/9/17	30,326	31,442
3.35% 10/17/16	26,545	27,611
Hyundai Capital America:
1.45% 2/6/17 (b)	10,369	10,339
1.625% 10/2/15 (b)	9,965	10,011
1.875% 8/9/16 (b)	2,372	2,397
Synchrony Financial 1.875% 8/15/17	1,854	1,856
		261,003
Diversified Financial Services - 0.8%
AIG Global Funding 1.65% 12/15/17 (b)	10,000	10,047
Berkshire Hathaway Finance Corp.:
0.5533% 1/12/18 (d)	10,000	10,011
1.6% 5/15/17	10,000	10,159
Berkshire Hathaway, Inc. 1.55% 2/9/18	8,731	8,821
General Electric Capital Corp. 0.5321% 1/9/17 (d)	15,000	15,019
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	6,180	6,331
		60,388
Insurance - 1.5%
AEGON NV 4.625% 12/1/15	13,580	13,969
American International Group, Inc. 2.3% 7/16/19	18,691	18,914
Aon Corp. 3.5% 9/30/15	6,775	6,884
Assurant, Inc. 2.5% 3/15/18	10,000	10,129
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	9,195	9,397
MetLife, Inc.:
1.756% 12/15/17	3,748	3,788
1.903% 12/15/17	1,608	1,620
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	15,000	15,063
1.5% 1/10/18 (b)	19,930	19,967
Pricoa Global Funding I 1.15% 11/25/16 (b)	6,030	6,034
Prudential Financial, Inc. 2.3% 8/15/18	2,889	2,935
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (b)	$ 4,284	$ 4,464
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	2,162	2,207
		115,371
Real Estate Investment Trusts - 0.6%
DDR Corp.:
5.5% 5/1/15	8,905	8,966
9.625% 3/15/16	2,618	2,841
Equity One, Inc.:
5.375% 10/15/15	1,026	1,052
6.25% 1/15/17	359	387
HCP, Inc. 3.75% 2/1/16	4,850	4,977
Health Care Property Investors, Inc. 6% 1/30/17	11,796	12,794
Health Care REIT, Inc.:
2.25% 3/15/18	3,548	3,577
4.7% 9/15/17	1,232	1,325
Select Income (REIT) 2.85% 2/1/18	3,583	3,597
Simon Property Group LP 2.15% 9/15/17	3,000	3,067
		42,583
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP 6% 4/1/16	5,916	6,206
ERP Operating LP 2.375% 7/1/19	5,142	5,176
Essex Portfolio LP 5.5% 3/15/17	7,464	8,069
Liberty Property LP 5.125% 3/2/15	3,000	3,000
Mack-Cali Realty LP:
2.5% 12/15/17	6,061	6,085
5.8% 1/15/16	1,264	1,311
Regency Centers LP 5.25% 8/1/15	8,860	9,024
Ventas Realty LP:
1.25% 4/17/17	3,830	3,816
1.55% 9/26/16	3,765	3,791
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	5,421	5,458
		51,936
TOTAL FINANCIALS		2,013,866
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 2.0%
Biotechnology - 0.4%
Amgen, Inc.:
1.25% 5/22/17	$ 15,700	$ 15,691
2.2% 5/22/19	11,800	11,868
		27,559
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 1.8% 12/15/17	10,132	10,213
Medtronic, Inc. 1.5% 3/15/18 (b)	12,201	12,225
		22,438
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 1.25% 6/2/17	19,740	19,709
WellPoint, Inc. 1.875% 1/15/18	4,545	4,567
		24,276
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	2,357	2,358
Pharmaceuticals - 1.0%
AbbVie, Inc.:
1.2% 11/6/15	20,100	20,158
1.75% 11/6/17	14,670	14,782
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	16,526	16,624
2.375% 10/8/19 (b)	5,491	5,578
Mylan, Inc. 1.35% 11/29/16	2,790	2,786
Perrigo Co. PLC 1.3% 11/8/16	2,355	2,351
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,937	2,932
Zoetis, Inc.:
1.15% 2/1/16	7,580	7,588
1.875% 2/1/18	1,352	1,351
		74,150
TOTAL HEALTH CARE		150,781
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	7,210	7,141
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	35	37
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	3,415	3,449
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Air Lease Corp. 2.125% 1/15/18	$ 3,931	$ 3,916
TOTAL INDUSTRIALS		14,543
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.1% 3/3/17	20,300	20,398
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	13,533	13,560
Tyco Electronics Group SA:
2.375% 12/17/18	1,729	1,750
6.55% 10/1/17	33,025	37,082
		52,392
IT Services - 0.5%
The Western Union Co.:
1.2615% 8/21/15 (d)	24,920	24,985
2.875% 12/10/17	12,303	12,602
3.65% 8/22/18	4,644	4,837
		42,424
TOTAL INFORMATION TECHNOLOGY		115,214
MATERIALS - 1.0%
Chemicals - 0.4%
Ecolab, Inc.:
1.45% 12/8/17	4,625	4,614
1.55% 1/12/18	15,090	15,078
Sherwin-Williams Co. 1.35% 12/15/17	8,600	8,595
		28,287
Metals & Mining - 0.6%
Anglo American Capital PLC 1.2033% 4/15/16 (b)(d)	9,133	9,128
Freeport-McMoRan, Inc. 2.3% 11/14/17	4,960	4,890
Rio Tinto Finance (U.S.A.) PLC:
1.0826% 6/17/16 (d)	7,000	7,017
1.375% 6/17/16	14,541	14,635
1.625% 8/21/17	8,700	8,736
		44,406
TOTAL MATERIALS		72,693
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.:
1.4% 12/1/17	$ 8,600	$ 8,523
2.95% 5/15/16	16,570	16,916
British Telecommunications PLC:
1.25% 2/14/17	18,252	18,225
1.625% 6/28/16	13,819	13,920
2.35% 2/14/19	8,200	8,307
CenturyLink, Inc. 5.15% 6/15/17	11,140	11,753
Deutsche Telekom International Financial BV 3.125% 4/11/16 (b)	8,640	8,839
Verizon Communications, Inc.:
1.35% 6/9/17	12,287	12,285
2% 11/1/16	18,076	18,343
2.5% 9/15/16	28,649	29,295
		146,406
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
1.2406% 9/12/16 (d)	10,300	10,378
2.375% 9/8/16	12,066	12,258
Vodafone Group PLC 1.5% 2/19/18	8,000	7,965
		30,601
TOTAL TELECOMMUNICATION SERVICES		177,007
UTILITIES - 3.1%
Electric Utilities - 1.8%
American Electric Power Co., Inc. 1.65% 12/15/17	12,378	12,436
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,644	2,836
Duke Energy Corp.:
0.6356% 4/3/17 (d)	13,484	13,492
1.625% 8/15/17	4,941	5,005
2.1% 6/15/18	6,987	7,111
Eversource Energy 1.45% 5/1/18	2,384	2,362
FirstEnergy Corp. 2.75% 3/15/18	23,935	24,396
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	15,795
Pacific Gas & Electric Co. 5.625% 11/30/17	13,827	15,306
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,263
Southern Co. 2.375% 9/15/15	9,325	9,415
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
TECO Finance, Inc. 4% 3/15/16	$ 3,850	$ 3,969
Xcel Energy, Inc. 0.75% 5/9/16	20,000	20,010
		139,396
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
1.4% 9/15/17	5,409	5,428
1.95% 8/15/16	5,976	6,043
2.25% 9/1/15	13,949	14,050
2.5% 12/1/19	8,000	8,123
2.5566% 9/30/66 (d)	7,611	7,076
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	27,950	27,885
Sempra Energy 2.3% 4/1/17	25,835	26,375
		94,980
TOTAL UTILITIES		234,376
TOTAL NONCONVERTIBLE BONDS (Cost $3,330,021)		3,342,422
U.S. Government and Government Agency Obligations - 25.5%

U.S. Government Agency Obligations - 1.8%
Fannie Mae:
0.875% 2/8/18	417	415
1.625% 11/27/18	2,748	2,778
1.875% 9/18/18	1,483	1,514
Federal Home Loan Bank 0.625% 11/23/16	42,505	42,490
Freddie Mac:
0.5% 1/27/17	68,830	68,593
0.75% 1/12/18	5,991	5,930
1% 9/29/17	9,423	9,441
1.25% 5/12/17	1,356	1,370
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		132,531
U.S. Treasury Obligations - 23.7%
U.S. Treasury Notes:
0.5% 7/31/17 (c)	635,000	629,993
0.625% 2/15/17	100,000	99,977
0.75% 1/15/17	145,351	145,783
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 5/15/17	$ 1,972	$ 1,979
0.875% 10/15/17	188,152	188,005
0.875% 11/15/17	115,000	114,802
0.875% 1/15/18	290,000	289,116
1% 12/15/17	176,151	176,371
1% 2/15/18	120,000	119,991
1.375% 2/28/19	31,915	31,962
TOTAL U.S. TREASURY OBLIGATIONS		1,797,979
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,928,711)		1,930,510
U.S. Government Agency - Mortgage Securities - 2.9%

Fannie Mae - 1.9%
2.153% 11/1/34 (d)	938	1,000
2.211% 10/1/35 (d)	6,225	6,627
2.246% 2/1/35 (d)	1,646	1,745
2.276% 11/1/36 (d)	2,103	2,243
2.31% 12/1/39 (d)	541	580
2.329% 5/1/35 (d)	1,613	1,720
2.359% 4/1/35 (d)	2,483	2,657
2.364% 12/1/33 (d)	760	813
2.375% 7/1/35 (d)	1,439	1,537
2.428% 12/1/34 (d)	869	931
2.445% 3/1/40 (d)	1,533	1,638
2.485% 11/1/34 (d)	6,951	7,442
2.534% 10/1/41 (d)	3,386	3,521
2.539% 1/1/40 (d)	2,086	2,223
2.542% 6/1/42 (d)	1,321	1,366
2.689% 1/1/40 (d)	3,901	4,169
2.69% 2/1/42 (d)	6,963	7,241
2.701% 9/1/41 (d)	4,903	5,249
2.763% 1/1/42 (d)	6,315	6,574
2.96% 11/1/40 (d)	803	844
2.982% 9/1/41 (d)	856	895
2.984% 8/1/41 (d)	1,058	1,132
3.059% 10/1/41 (d)	446	467
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.172% 2/1/40 (d)	$ 3,947	$ 4,208
3.235% 7/1/41 (d)	1,413	1,486
3.318% 10/1/41 (d)	701	738
3.5% 1/1/26 to 9/1/29	38,108	40,676
3.524% 2/1/40 (d)	1,131	1,211
3.563% 7/1/41 (d)	1,412	1,489
3.567% 3/1/40 (d)	2,007	2,134
5.5% 10/1/17 to 11/1/34	24,020	26,899
6.5% 3/1/15 to 8/1/17	124	130
7% 10/1/15 to 11/1/18	84	87
7.5% 11/1/31	3	3
TOTAL FANNIE MAE		141,675
Freddie Mac - 1.0%
2.164% 11/1/35 (d)	1,135	1,210
2.352% 8/1/36 (d)	729	777
2.405% 10/1/42 (d)	7,717	8,124
2.971% 8/1/41 (d)	2,788	2,985
3% 8/1/21	7,317	7,660
3.126% 9/1/41 (d)	1,657	1,775
3.227% 9/1/41 (d)	880	924
3.242% 4/1/41 (d)	870	912
3.298% 6/1/41 (d)	1,067	1,120
3.468% 5/1/41 (d)	991	1,046
3.5% 8/1/26	22,000	23,399
3.562% 4/1/40 (d)	1,426	1,491
3.602% 2/1/40 (d)	1,967	2,058
3.626% 6/1/41 (d)	1,451	1,531
3.635% 4/1/40 (d)	1,235	1,323
3.71% 5/1/41 (d)	1,164	1,225
4% 9/1/25 to 4/1/26	7,990	8,603
4.5% 8/1/18 to 11/1/18	6,381	6,703
5% 4/1/20	2,829	2,981
8.5% 5/1/27 to 7/1/28	177	214
12% 11/1/19	0*	0*
TOTAL FREDDIE MAC		76,061
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	$ 1,292	$ 1,516
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $215,149)		219,252
Asset-Backed Securities - 13.9%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	1,294	1,258
Series 2005-1 Class M1, 0.6383% 4/25/35 (d)	447	388
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8183% 3/25/34 (d)	74	73
Series 2006-OP1 Class M1, 0.451% 4/25/36 (d)	8,000	2,641
Ally Auto Receivables Trust Series 2014-SN1 Class A3, 0.75% 2/21/17	9,825	9,809
Ally Master Owner Trust:
Series 2010-4 Class A, 1.243% 8/15/17 (d)	4,000	4,013
Series 2012-4 Class A, 1.72% 7/15/19	5,070	5,092
Series 2012-5 Class A, 1.54% 9/15/19	23,125	23,062
Series 2014-3 Class A, 1.33% 3/15/19	36,359	36,375
Series 2014-4 Class A2, 1.43% 6/17/19	14,950	14,960
Series 2014-5 Class A2, 1.6% 10/15/19	30,000	30,024
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	15,742	15,749
Series 2014-3 Class A, 1.49% 4/15/20	20,000	20,080
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	3,734	3,733
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	10,976	10,978
Series 2013-5 Class A3, 0.9% 9/10/18	12,732	12,729
Series 2014-1 Class A3, 0.9% 2/8/19	7,713	7,702
Series 2014-2 Class A3, 0.94% 2/8/19	15,680	15,625
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.9933% 4/25/34 (d)	60	42
Series 2005-R2 Class M1, 0.621% 4/25/35 (d)	116	116
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9495% 3/25/34 (d)	378	351
Series 2004-W7 Class M1, 0.9933% 5/25/34 (d)	227	217
Series 2006-W4 Class A2C, 0.331% 5/25/36 (d)	791	274
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5383% 3/25/36 (d)	$ 6	$ 1
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	12,000	11,990
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	12,000	11,990
Series 2014-3 Class A2, 1.18% 12/20/17	11,663	11,666
Series 2015-1 Class A2, 1.42% 6/20/18	10,000	9,979
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	30,779	30,761
Series 2013-A3 Class A3, 0.96% 9/16/19	13,122	13,102
Series 2014-A5 Class A, 1.48% 7/15/20	19,150	19,237
Carmax Auto Owner Trust Series 2015-1 Class A3, 1.38% 11/15/19	7,532	7,539
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.311% 12/25/36 (d)	1,214	809
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (b)	309	309
Series 2013-2A Class A, 1.75% 11/15/17 (b)	2,952	2,958
Series 2014-1A Class A, 1.46% 12/17/18 (b)	5,335	5,326
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	10,000	10,009
Series 2014-A7 Class A, 1.38% 11/15/19	18,788	18,780
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	17,710	17,741
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	11,170	11,157
Citibank Credit Card Issuance Trust:
Series 2013-A6 Class A6, 1.32% 9/7/18	27,860	28,028
Series 2014-A2 Class A2, 1.02% 2/22/19	16,050	16,040
Series 2014-A4 Class A4, 1.23% 4/24/19	15,650	15,665
Series 2014-A8 Class A8, 1.73% 4/9/20	20,000	20,109
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.671% 7/25/34 (d)	302	266
Series 2004-3 Class M4, 1.626% 4/25/34 (d)	50	41
Series 2004-4 Class M2, 0.966% 6/25/34 (d)	77	69
Dell Equipment Finance Trust Series 2014-1 Class A3, 0.94% 6/22/20 (b)	8,500	8,497
Discover Card Master Trust:
Series 2013-A2 Class A2, 0.69% 8/15/18	18,010	18,009
Series 2013-A5 Class A5, 1.04% 4/15/19	17,484	17,505
Series 2014-A3 Class A3, 1.22% 10/15/19	15,650	15,676
Series 2014-A5 Class A, 1.39% 4/15/20	15,000	14,997
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	$ 11,912	$ 11,909
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	15,000	14,992
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	15,000	14,997
Fannie Mae Series 2004-T5:
Class AB1, 0.6771% 5/28/35 (d)	634	587
Class AB3, 0.9831% 5/28/35 (d)	273	255
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3445% 8/25/34 (d)	196	173
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	10,490	10,642
Series 2012-5 Class A, 1.49% 9/15/19	49,125	49,104
Series 2014-1 Class A1, 1.2% 2/15/19	20,543	20,575
Series 2014-4 Class A1, 1.4% 8/15/19	17,044	17,042
Series 2015-1 Class A1, 1.42% 1/15/20	10,000	9,958
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.5933% 11/25/34 (d)	410	37
Class M5, 1.6683% 11/25/34 (d)	158	3
Series 2005-A:
Class M3, 0.9033% 1/25/35 (d)	639	526
Class M4, 1.1883% 1/25/35 (d)	234	154
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (b)(d)	1,067	916
GE Business Loan Trust:
Series 2003-1 Class A, 0.603% 4/15/31 (b)(d)	29	28
Series 2006-2A:
Class A, 0.353% 11/15/34 (b)(d)	115	110
Class B, 0.453% 11/15/34 (b)(d)	42	39
Class C, 0.553% 11/15/34 (b)(d)	69	61
Class D, 0.923% 11/15/34 (b)(d)	26	23
GE Equipment Small Ticket LLC Series 2013-1A Class A3, 1.02% 2/24/17 (b)	10,000	10,004
GE Equipment Transportation LLC:
Series 2012-2:
Class A3, 0.62% 7/25/16	3,206	3,206
Class A4, 0.92% 9/25/17	8,850	8,859
Series 2014-1 Class A3, 0.97% 4/23/18	11,748	11,738
Series 2015-1 Class A3, 1.28% 2/25/19	9,500	9,499
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (b)	12,730	12,727
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	15,510	15,509
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.491% 8/25/33 (d)	$ 68	$ 64
Series 2003-3 Class M1, 1.461% 8/25/33 (d)	329	317
Series 2003-5 Class A2, 0.871% 12/25/33 (d)	205	195
Series 2004-1 Class M2, 1.871% 6/25/34 (d)	268	238
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.361% 1/25/37 (d)	902	579
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (b)	19,420	19,416
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.523% 5/15/18 (b)(d)	16,265	16,265
John Deere Owner Trust Series 2013-A Class A3, 0.6% 3/15/17	7,844	7,853
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4683% 7/25/36 (d)	48	21
Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (d)	502	497
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5846% 12/27/29 (d)	132	131
Series 2006-A Class 2C, 1.4046% 3/27/42 (d)	516	91
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.321% 7/25/36 (d)	8,288	4,492
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4683% 5/25/37 (d)	272	3
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	14,510	14,515
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (b)	37,710	37,720
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.921% 7/25/34 (d)	30	22
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.146% 7/25/34 (d)	82	74
Series 2006-FM1 Class A2B, 0.2783% 4/25/37 (d)	302	280
Series 2006-OPT1 Class A1A, 0.691% 6/25/35 (d)	844	806
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8483% 8/25/34 (d)	367	337
Series 2005-NC1 Class M1, 0.831% 1/25/35 (d)	232	218
Series 2005-NC2 Class B1, 1.926% 3/25/35 (d)	164	4
Series 2006-NC4 Class A2D, 0.411% 6/25/36 (d)	7,135	4,142
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	8,625	8,611
Nissan Master Owner Trust Receivables:
Series 2013-A Class A, 0.4665% 2/15/18 (d)	16,000	15,998
Series 2015-A Class A2, 1.44% 1/15/20	15,000	14,948
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9831% 10/30/45 (d)	$ 1,764	$ 1,755
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0433% 9/25/34 (d)	3,309	3,103
Class M4, 2.3433% 9/25/34 (d)	460	278
Series 2005-WCH1 Class M4, 1.001% 1/25/36 (d)	994	880
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.971% 4/25/33 (d)	3	3
Santander Drive Auto Receivables Trust:
Series 2013-2 Class A3, 0.7% 9/15/17	4,111	4,110
Series 2013-4 Class A3, 1.11% 12/15/17	7,185	7,195
Series 2014-3 Class A3, 0.81% 7/16/18	13,000	12,980
Series 2014-4 Class B, 1.82% 5/15/19	7,306	7,293
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9633% 3/25/35 (d)	607	551
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8206% 6/15/33 (d)	1,088	1,059
Class C, 1.1906% 6/15/33 (d)	3,566	3,447
Series 2004-B:
Class A2, 0.4406% 6/15/21 (d)	2,815	2,798
Class C, 1.1106% 9/15/33 (d)	4,420	4,252
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.451% 9/25/19 (d)	17,275	17,246
Series 2013-1 Class A2, 0.421% 9/25/19 (d)	11,672	11,651
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.896% 9/25/34 (d)	31	27
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0283% 9/25/34 (d)	386	339
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8156% 4/6/42 (b)(d)	272	144
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	11,976	11,968
Series 2015-A Class A3, 1.25% 12/20/17	10,000	9,999
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	10,337	10,288
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	9,742	9,760
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0561% 10/25/44 (b)(d)	5,586	5,631
TOTAL ASSET-BACKED SECURITIES (Cost $1,060,378)		1,051,814
Collateralized Mortgage Obligations - 3.8%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.6%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4346% 4/26/36 (b)(d)	$ 4,215	$ 4,094
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (b)(d)	2,015	2,033
Series 2012-2R Class 1A1, 2.5861% 5/27/35 (b)(d)	6,032	6,200
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2735% 12/20/54 (d)	49	48
Series 2006-1A:
Class A5, 0.3135% 12/20/54 (b)(d)	15,813	15,724
Class C2, 1.3735% 12/20/54 (b)(d)	4,170	4,125
Series 2006-2:
Class A4, 0.2535% 12/20/54 (d)	2,255	2,242
Class C1, 1.1135% 12/20/54 (d)	15,090	14,824
Class M2, 0.6335% 12/20/54 (d)	3,000	2,932
Series 2006-3 Class C2, 1.1735% 12/20/54 (d)	6,611	6,509
Series 2006-4:
Class A4, 0.2735% 12/20/54 (d)	4,099	4,074
Class B1, 0.3535% 12/20/54 (d)	13,366	13,105
Class C1, 0.9335% 12/20/54 (d)	8,172	7,949
Class M1, 0.5135% 12/20/54 (d)	3,521	3,428
Series 2007-1:
Class 1C1, 0.7735% 12/20/54 (d)	1,340	1,292
Class 1M1, 0.4735% 12/20/54 (d)	881	855
Class 2C1, 1.0335% 12/20/54 (d)	610	597
Class 2M1, 0.6735% 12/20/54 (d)	1,132	1,109
Class 3A1, 0.3735% 12/20/54 (d)	4,181	4,160
Series 2007-2:
Class 2C1, 1.033% 12/17/54 (d)	1,568	1,534
Class 3A1, 0.353% 12/17/54 (d)	873	869
Granite Mortgages Series 2003-2 Class 1A3, 0.7566% 7/20/43 (d)	3,632	3,631
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6566% 1/20/44 (d)	886	886
Class 1C, 2.7066% 1/20/44 (d)	2,644	2,750
Series 2004-1 Class 2A1, 0.5671% 3/20/44 (d)	12,523	12,500
Series 2004-3 Class 2A1, 0.5271% 9/20/44 (d)	3,647	3,640
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.381% 5/25/47 (d)	308	288
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.341% 2/25/37 (d)	520	476
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5163% 6/10/35 (b)(d)	$ 210	$ 195
Class B6, 3.0163% 6/10/35 (b)(d)	25	23
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (d)	17	16
TOTAL PRIVATE SPONSOR		122,108
U.S. Government Agency - 2.2%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.671% 9/25/23 (d)	554	556
Series 2010-86 Class FE, 0.621% 8/25/25 (d)	1,956	1,971
Series 2013-9 Class FA, 0.521% 3/25/42 (d)	16,077	16,147
floater planned amortization class Series 2005-90 Class FC, 0.421% 10/25/35 (d)	3,385	3,394
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	6,596	7,006
planned amortization class Series 2012-94 Class E, 3% 6/25/22	3,743	3,870
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	706	802
Series 2009-31 Class A, 4% 2/25/24	876	912
Series 2010-135 Class DE, 2.25% 4/25/24	3,596	3,677
Series 2011-16 Class FB, 0.321% 3/25/31 (d)	8,588	8,597
Series 2010-123 Class DL, 3.5% 11/25/25	1,424	1,468
Series 2010-143 Class B, 3.5% 12/25/25	2,559	2,653
Series 2011-23 Class AB, 2.75% 6/25/20	2,036	2,090
Series 2011-88 Class AB, 2.5% 9/25/26	2,632	2,695
Freddie Mac:
floater:
Series 2711 Class FC, 1.072% 2/15/33 (d)	5,422	5,521
Series 3879 Class AF, 0.602% 6/15/41 (d)	8,269	8,329
floater planned amortization class:
Series 2953 Class LF, 0.472% 12/15/34 (d)	2,148	2,156
Series 3117 Class JF, 0.472% 2/15/36 (d)	3,389	3,403
floater sequential payer:
Series 3325:
Class FM, 0.602% 5/15/37 (d)	3,332	3,350
Class FN, 0.602% 5/15/37 (d)	3,332	3,350
Series 3943 Class EF 0.422% 2/15/26 (d)	5,875	5,885
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
floater sequential payer: - continued
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	$ 9,195	$ 9,367
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	287	297
Series 2535 Class PC, 6% 9/15/32	57	58
Series 3763 Class QA, 4% 4/15/34	4,660	4,875
Series 3792 Class DF, 0.572% 11/15/40 (d)	11,655	11,686
Series 3820 Class DA, 4% 11/15/35	4,907	5,235
Series 3949 Class MK, 4.5% 10/15/34	4,083	4,432
Series 4221-CLS Class GA, 1.4% 7/15/23	19,109	19,078
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.702% 12/16/39 (d)	2,463	2,485
Series 2012-113 Class FJ, 0.418% 1/20/42 (d)	5,888	5,889
floater planned amortization class Series 2005-47 Class FX, 0.318% 5/20/34 (d)	10,179	10,173
floater sequential payer:
Series 2010-120 Class FB 0.468% 9/20/35 (d)	2,846	2,850
Series 2011-150 Class D, 3% 4/20/37	684	696
TOTAL U.S. GOVERNMENT AGENCY		164,953
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $271,387)		287,061
Commercial Mortgage Securities - 9.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5642% 2/14/43 (d)(e)	1,495	26
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	7,086	7,369
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	14,256	15,043
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.446% 12/25/33 (b)(d)	25	22
Series 2005-4A:
Class A2, 0.561% 1/25/36 (b)(d)	2,331	2,070
Class B1, 1.571% 1/25/36 (b)(d)	88	41
Class M1, 0.621% 1/25/36 (b)(d)	744	586
Class M2, 0.641% 1/25/36 (b)(d)	242	188
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-4A: - continued
Class M3, 0.671% 1/25/36 (b)(d)	$ 321	$ 239
Class M4, 0.781% 1/25/36 (b)(d)	178	130
Class M5, 0.821% 1/25/36 (b)(d)	178	125
Class M6, 0.871% 1/25/36 (b)(d)	181	120
Series 2006-3A Class M4, 0.601% 10/25/36 (b)(d)	33	4
Series 2007-1 Class A2, 0.441% 3/25/37 (b)(d)	1,444	1,241
Series 2007-2A:
Class A1, 0.441% 7/25/37 (b)(d)	284	239
Class A2, 0.491% 7/25/37 (b)(d)	266	214
Class M1, 0.541% 7/25/37 (b)(d)	95	33
Class M2, 0.581% 7/25/37 (b)(d)	53	10
Class M3, 0.661% 7/25/37 (b)(d)	40	3
Series 2007-3:
Class A2, 0.461% 7/25/37 (b)(d)	363	303
Class M1, 0.481% 7/25/37 (b)(d)	273	211
Class M2, 0.511% 7/25/37 (b)(d)	293	188
Class M3, 0.541% 7/25/37 (b)(d)	475	202
Class M4, 0.671% 7/25/37 (b)(d)	746	228
Class M5, 0.771% 7/25/37 (b)(d)	350	58
Series 2007-4A:
Class A2, 0.7183% 9/25/37 (b)(d)	3,522	1,578
Class M1, 1.1183% 9/25/37 (b)(d)	555	105
Class M2, 1.2183% 9/25/37 (b)(d)	160	25
Series 2006-2A Class IO, 0% 7/25/36 (b)(d)(e)	24,478	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	4,535	4,542
Series 2006-PW13 Class A1A, 5.533% 9/11/41	13,429	14,174
Series 2006-PW14 Class A1A, 5.189% 12/11/38	4,974	5,254
Series 2006-T22 Class A1A, 5.5714% 4/12/38 (d)	13,941	14,476
Series 2006-PW12 Class A1A, 5.6971% 9/11/38 (d)	10,665	11,139
C-BASS Trust floater Series 2006-SC1 Class A, 0.4383% 5/25/36 (b)(d)	2,238	2,127
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	9,640	10,463
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5665% 12/15/27 (b)(d)	11,000	11,038
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,100	3,264
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2013-GC11 Class A1, 0.754% 4/10/46	$ 4,573	$ 4,556
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2258% 7/15/44 (d)	4,689	4,734
Series 2006-CD2 Class A1B, 5.3037% 1/15/46 (d)	22,124	22,704
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.067% 6/11/27 (b)(d)	22,000	21,919
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.023% 4/15/17 (b)(d)	85	85
sequential payer:
Series 2006-C7 Class A1A, 5.7449% 6/10/46 (d)	18,138	18,939
Series 2006-C8:
Class A1A, 5.292% 12/10/46	11,794	12,546
Class A4, 5.306% 12/10/46	13,965	14,714
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	2,052	2,051
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(d)	10,814	10,773
Class B, 1.45% 4/15/27 (b)(d)	9,494	9,452
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	741	745
Del Coronado Trust floater Series 2013-HDC Class A, 0.967% 3/15/26 (b)(d)	5,000	4,998
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.971% 12/5/31 (b)(d)	6,644	6,622
Class A2FL, 0.871% 12/5/31 (b)(d)	9,010	8,982
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	4,490	4,531
sequential payer Series K501 Class A1, 1.337% 6/25/16	1,600	1,602
Series K707 Class A1, 1.615% 9/25/18	9,017	9,116
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.45% 12/15/16 (b)(d)	15,000	14,996
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2751% 3/10/44 (d)	11,380	11,651
Series 2006-C1 Class A1A, 5.2751% 3/10/44 (d)	8,084	8,329
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	62	62
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.5545% 4/10/38 (d)	7,465	7,687
Class A4, 5.553% 4/10/38 (d)	12,092	12,334
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	$ 2,330	$ 2,365
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1665% 7/15/31 (b)(d)	5,219	5,219
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	7,577	8,030
Class A4, 5.56% 11/10/39	6,093	6,417
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	1,090	1,092
Series 2012-GC6 Class A1, 1.282% 1/10/45	1,008	1,011
Series 2013-GC12 Class A1, 0.742% 6/10/46 (d)	4,730	4,699
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.172% 11/5/30 (b)(d)	8,232	8,229
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (b)	2,160	2,200
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.508% 11/15/29 (b)(d)	6,692	6,697
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	1,430	1,431
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.453% 11/15/18 (b)(d)	72	71
Class F, 0.503% 11/15/18 (b)(d)	182	177
Class G, 0.533% 11/15/18 (b)(d)	158	153
Class H, 0.673% 11/15/18 (b)(d)	121	116
Series 2014-BXH Class A, 1.073% 4/15/27 (b)(d)	14,000	13,997
Series 2014-FL5 Class A, 1.1465% 7/15/31 (b)(d)	10,200	10,129
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	14,647	15,443
Series 2006-LDP8 Class A4, 5.399% 5/15/45	13,517	14,142
Series 2013-C10, Class A1, 0.7302% 12/15/47	3,542	3,519
Series 13-LC11 Class A1, 0.7664% 4/15/46	8,578	8,529
Series 2006-LDP7 Class A1A, 5.8754% 4/15/45 (d)	16,717	17,568
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	8,037	8,198
Series 2006-C6 Class A4, 5.372% 9/15/39	3,358	3,534
Series 2007-C7 Class A3, 5.866% 9/15/45	6,451	7,061
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2878% 11/12/37 (d)	3,946	4,030
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	12,823	13,494
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	$ 4,924	$ 4,922
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.373% 7/15/19 (b)(d)	241	215
Series 2007-XLFA:
Class C, 0.327% 10/15/20 (b)(d)	17	17
Class D, 0.357% 10/15/20 (b)(d)	1,889	1,878
Class E, 0.417% 10/15/20 (b)(d)	562	557
Class F, 0.467% 10/15/20 (b)(d)	337	334
Class G, 0.507% 10/15/20 (b)(d)	417	412
Class H, 0.597% 10/15/20 (b)(d)	262	254
Class J, 0.747% 10/15/20 (b)(d)	152	139
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	4,675	4,990
Series 2007-IQ14 Class A2, 5.61% 4/15/49	1,955	1,964
Series 2012-C4 Class A1, 1.085% 3/15/45	3,309	3,320
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	9,749	10,126
Series 2006-IQ11 Class A1A, 5.6514% 10/15/42 (d)	14,839	15,314
Series 2007-T27 Class A1A, 5.6506% 6/11/42 (d)	14,295	15,438
SCG Trust Series 2013-SRP1 Class A, 1.5665% 11/15/26 (b)(d)	8,956	8,956
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	1,723	1,726
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	3,991	3,968
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.533% 9/15/21 (b)(d)	121	120
Class J, 0.773% 9/15/21 (b)(d)	266	253
Series 2007-WHL8 Class F, 0.653% 6/15/20 (b)(d)	2,172	2,081
sequential payer Series 2006-C29:
Class A1A, 5.297% 11/15/48	20,301	21,512
Class A4, 5.308% 11/15/48	3,451	3,632
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (d)	14,832	15,252
Class A5, 5.416% 1/15/45 (d)	15,350	15,808
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	12,692	13,136
Series 2006-C25 Class A1A, 5.7071% 5/15/43 (d)	10,575	10,974
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	13,411	14,061
Series 2006-C27 Class A3, 5.765% 7/15/45 (d)	9,068	9,452
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 830	$ 830
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	12,887	12,918
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	906	910
Series 2012-C8 Class A1, 0.864% 8/15/45	3,143	3,142
Series 2013-C13 Class A1, 0.778% 5/15/45	2,810	2,801
Series 2013-C14 Class A1, 0.836% 6/15/46	3,062	3,050
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $718,668)		693,219
Municipal Securities - 0.2%

Illinois Gen. Oblig. Series 2011, 4.511% 3/1/15 (Cost $14,745)	14,745	14,752
Foreign Government and Government Agency Obligations - 0.1%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (b) (Cost $9,184)	9,195	9,252
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $184,431)	184,430,695	184,431
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $7,732,674)		7,732,713
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(148,776)
NET ASSETS - 100%		$ 7,583,937
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2) (000s)	Value (000s) (1)	Upfront Premium Received/Paid (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merill Lynch International	4.60%	$ 182	$ (66)	$ -	$ (66)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $899,766,000 or 11.9% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $95,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 29
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,342,422	$ -	$ 3,342,422	$ -
U.S. Government and Government Agency Obligations	1,930,510	-	1,930,510	-
U.S. Government Agency - Mortgage Securities	219,252	-	219,252	-
Asset-Backed Securities	1,051,814	-	1,051,626	188
Collateralized Mortgage Obligations	287,061	-	287,061	-
Commercial Mortgage Securities	693,219	-	692,848	371
Municipal Securities	14,752	-	14,752	-
Foreign Government and Government Agency Obligations	9,252	-	9,252	-
Money Market Funds	184,431	184,431	-	-
Total Investments in Securities:	$ 7,732,713	$ 184,431	$ 7,547,723	$ 559
Derivative Instruments:
Liabilities
Swaps	$ (66)	$ -	$ (66)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (66)
Total Value of Derivatives	$ -	$ (66)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.7%
United Kingdom	4.3%
Japan	2.3%
Canada	2.3%
Netherlands	1.2%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,548,243)	$ 7,548,282
Fidelity Central Funds (cost $184,431)	184,431
Total Investments (cost $7,732,674)		$ 7,732,713
Cash		3,697
Receivable for investments sold		26,540
Receivable for fund shares sold		5,736
Dividends receivable		6
Interest receivable		23,541
Distributions receivable from Fidelity Central Funds		7
Other receivables		68
Total assets		7,792,308

Liabilities
Payable for investments purchased	$ 157,683
Payable for fund shares redeemed	47,504
Distributions payable	298
Bi-lateral OTC swaps, at value	66
Accrued management fee	1,957
Other affiliated payables	777
Other payables and accrued expenses	86
Total liabilities		208,371

Net Assets		$ 7,583,937
Net Assets consist of:
Paid in capital		$ 7,821,282
Undistributed net investment income		2,844
Accumulated undistributed net realized gain (loss) on investments		(240,162)
Net unrealized appreciation (depreciation) on investments		(27)
Net Assets		$ 7,583,937

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015 (Unaudited)

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($6,360,776 ÷ 739,713 shares)	$ 8.60

Class F: Net Asset Value, offering price and redemption price per share ($1,223,161 ÷ 142,299 shares)	$ 8.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 54,703
Income from Fidelity Central Funds		29
Total income		54,732

Expenses
Management fee	$ 11,702
Transfer agent fees	3,127
Fund wide operations fee	1,451
Independent trustees' compensation	16
Miscellaneous	6
Total expenses		16,302
Net investment income (loss)		38,430
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,447
Swaps	6
Total net realized gain (loss)		8,453
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,050)
Swaps	59
Total change in net unrealized appreciation (depreciation)		(15,991)
Net gain (loss)		(7,538)
Net increase (decrease) in net assets resulting from operations		$ 30,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,430	$ 79,981
Net realized gain (loss)	8,453	9,999
Change in net unrealized appreciation (depreciation)	(15,991)	39,338
Net increase (decrease) in net assets resulting from operations	30,892	129,318
Distributions to shareholders from net investment income	(34,374)	(76,664)
Share transactions - net increase (decrease)	(177,747)	(1,225,675)
Total increase (decrease) in net assets	(181,229)	(1,173,021)

Net Assets
Beginning of period	7,765,166	8,938,187
End of period (including undistributed net investment income of $2,844 and distributions in excess of net investment income of $1,212, respectively)	$ 7,583,937	$ 7,765,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Term Bond

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 8.55	$ 8.59	$ 8.53	$ 8.48	$ 8.22
Income from Investment Operations
Net investment income (loss) D	.043	.082	.073	.098	.127	.186
Net realized and unrealized gain (loss)	(.004)	.047	(.043)	.066	.052	.264
Total from Investment Operations	.039	.129	.030	.164	.179	.450
Distributions from net investment income	(.039)	(.079)	(.070)	(.104)	(.129)	(.190)
Net asset value, end of period	$ 8.60	$ 8.60	$ 8.55	$ 8.59	$ 8.53	$ 8.48
Total ReturnB, C	.45%	1.51%	.35%	1.94%	2.13%	5.53%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.01%A	.96%	.85%	1.15%	1.50%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$ 6,361	$ 6,386	$ 7,251	$ 7,494	$ 7,952	$ 7,774
Portfolio turnover rateF	68%A	76%	68%	71%	223%	233%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 8.55	$ 8.58	$ 8.53	$ 8.48	$ 8.22
Income from Investment Operations
Net investment income (loss) D	.047	.091	.082	.106	.135	.193
Net realized and unrealized gain (loss)	(.004)	.046	(.033)	.056	.053	.265
Total from investment operations	.043	.137	.049	.162	.188	.458
Distributions from net investment income	(.043)	(.087)	(.079)	(.112)	(.138)	(.198)
Net asset value, end of period	$ 8.60	$ 8.60	$ 8.55	$ 8.58	$ 8.53	$ 8.48
Total ReturnB, C	.50%	1.61%	.57%	1.92%	2.23%	5.63%
Ratios to Average Net Assets E, G
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.11%A	1.06%	.95%	1.25%	1.60%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1,223	$ 1,379	$ 1,688	$ 1,272	$ 796	$ 344
Portfolio turnover rateF	68% A	76%	68%	71%	223%	233%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Subsequent to period end, all Class F shares were redeemed and the Fund no longer offers Class F shares to investors.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions,

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Investment Valuation - continued

attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swaps, market discount, deferred trustees compensation, financing transactions and capital loss carryforwards.

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Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 55,891
Gross unrealized depreciation	(50,065)
Net unrealized appreciation (depreciation) on securities	$ 5,826

Tax cost	$ 7,726,887

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimit- ed period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (103,441)
2018	(142,198)
Total capital loss carryforward	$ (245,639)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ 6	$ 59
Totals (a)	$ 6	$ 59

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to

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(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

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Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,057,885 and $1,084,461, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $167.

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9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
From net investment income
Short-Term Bond	$ 28,031	$ 61,384
Class F	6,343	15,280
Total	$ 34,374	$ 76,664

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended February 28, 2015	Year ended August 31, 2014	Six months ended February 28, 2015	Year ended August 31, 2014
Short-Term Bond
Shares sold	161,492	203,008	$ 1,388,613	$ 1,744,473
Reinvestment of distributions	3,045	6,719	26,189	57,765
Shares redeemed	(167,197)	(315,408)	(1,437,291)	(2,709,410)
Net increase (decrease)	(2,660)	(105,681)	$ (22,489)	$ (907,172)
Class F
Shares sold	59,731	23,606	$ 513,111	$ 202,706
Reinvestment of distributions	738	1,770	6,343	15,218
Shares redeemed	(78,538)	(62,457)	(674,712)	(536,427)
Net increase (decrease)	(18,069)	(37,081)	$ (155,258)	$ (318,503)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other - continued

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 10% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the Fund.

Effective after the close of business on March 27, 2015, 268,738,649 shares of the Fund held by Fidelity Freedom Funds and Fidelity Freedom K Funds were redeemed for cash and investments, including accrued interest, with a value of $2,312,877,096. The Freedom Funds' ownership in the Fund was reduced to 0%. The Fund did not recognize gain or loss for federal income tax purposes.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

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Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STP-F-SANN-0415
1.891868.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 7, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 7, 2015